UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22796

Fidelity Merrimack Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2024

Item 1.

Reports to Stockholders

Fidelity® Corporate Bond ETF
Fidelity® Investment Grade Bond ETF
Fidelity® Investment Grade Securitized ETF
Fidelity® Limited Term Bond ETF
Fidelity® Low Duration Bond ETF
Fidelity® Low Duration Bond Factor ETF
Fidelity® Tactical Bond ETF
Fidelity® Total Bond ETF

Semi-Annual Report
February 29, 2024

Contents

Fidelity® Corporate Bond ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Investment Grade Bond ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Investment Grade Securitized ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Limited Term Bond ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Low Duration Bond ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Low Duration Bond Factor ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Tactical Bond ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Total Bond ETF
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

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Fidelity® Corporate Bond ETF
Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Corporate Bond ETF
Schedule of Investments February 29, 2024 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 86.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
3.55% 9/15/55	602,000	410,099
3.65% 9/15/59	775,000	524,214
4.3% 2/15/30	412,000	392,928
4.5% 5/15/35	293,000	269,802
Verizon Communications, Inc.:
2.55% 3/21/31	312,000	262,962
3.7% 3/22/61	945,000	667,729
4.4% 11/1/34	412,000	383,212
		2,910,946
Entertainment - 0.1%
The Walt Disney Co. 4.75% 11/15/46	204,000	184,518
Media - 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (b)	443,000	367,477
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	228,000	138,406
3.85% 4/1/61	980,000	569,221
4.2% 3/15/28	1,498,000	1,404,172
5.375% 5/1/47	338,000	266,916
Comcast Corp. 2.937% 11/1/56	295,000	181,523
Discovery Communications LLC 4.125% 5/15/29	295,000	273,269
Fox Corp.:
3.5% 4/8/30	178,000	160,317
5.476% 1/25/39	78,000	72,866
Time Warner Cable LLC:
4.5% 9/15/42	273,000	199,906
5.875% 11/15/40	354,000	305,313
7.3% 7/1/38	498,000	496,514
Warnermedia Holdings, Inc.:
3.755% 3/15/27	252,000	238,452
4.054% 3/15/29	129,000	119,489
4.279% 3/15/32	1,147,000	1,011,869
5.05% 3/15/42	171,000	143,797
5.141% 3/15/52	426,000	346,166
5.391% 3/15/62	385,000	310,589
		6,606,262
Wireless Telecommunication Services - 1.6%
Rogers Communications, Inc.:
3.8% 3/15/32	629,000	559,003
4.3% 2/15/48	100,000	79,964
4.55% 3/15/52	314,000	259,130
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	242,000	213,160
2.7% 3/15/32	2,030,000	1,689,539
3.75% 4/15/27	412,000	394,925
Vodafone Group PLC 3.25% 6/4/81 (c)	210,000	194,894
		3,390,615
TOTAL COMMUNICATION SERVICES		13,092,341
CONSUMER DISCRETIONARY - 4.2%
Automobiles - 1.6%
Ford Motor Co. 3.25% 2/12/32	810,000	664,246
General Motors Co.:
5.4% 4/1/48	500,000	447,700
5.95% 4/1/49	416,000	400,717
General Motors Financial Co., Inc.:
3.1% 1/12/32	400,000	334,140
3.6% 6/21/30	280,000	250,527
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (b)	390,000	344,578
4.75% 11/13/28 (b)	930,000	918,779
		3,360,687
Distributors - 0.2%
Genuine Parts Co. 2.75% 2/1/32	450,000	370,958
Specialty Retail - 1.8%
Advance Auto Parts, Inc. 1.75% 10/1/27	338,000	292,047
AutoNation, Inc.:
3.85% 3/1/32	1,460,000	1,274,818
4.75% 6/1/30	19,000	18,072
Lowe's Companies, Inc.:
3.65% 4/5/29	291,000	274,288
4.25% 4/1/52	180,000	144,617
5.15% 7/1/33	1,200,000	1,194,745
5.625% 4/15/53	250,000	248,116
O'Reilly Automotive, Inc. 4.35% 6/1/28	416,000	405,676
		3,852,379
Textiles, Apparel & Luxury Goods - 0.6%
Tapestry, Inc.:
3.05% 3/15/32	434,000	351,668
7% 11/27/26	70,000	71,894
7.35% 11/27/28	113,000	118,198
7.7% 11/27/30	400,000	424,140
7.85% 11/27/33	400,000	432,698
		1,398,598
TOTAL CONSUMER DISCRETIONARY		8,982,622
CONSUMER STAPLES - 5.5%
Beverages - 0.6%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.7% 2/1/36	198,000	189,508
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	254,000	243,106
Anheuser-Busch InBev Worldwide, Inc. 3.5% 6/1/30	350,000	323,797
Constellation Brands, Inc. 2.875% 5/1/30	363,000	318,800
Molson Coors Beverage Co. 3% 7/15/26	261,000	248,584
		1,323,795
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	229,000	204,114
Dollar Tree, Inc. 4.2% 5/15/28	140,000	135,026
		339,140
Food Products - 1.6%
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc.:
2.5% 1/15/27	1,000,000	917,442
3% 5/15/32	435,000	348,285
4.375% 2/2/52	405,000	291,368
5.5% 1/15/30	530,000	516,560
5.75% 4/1/33	340,000	329,738
McCormick & Co., Inc. 1.85% 2/15/31	261,000	209,740
Smithfield Foods, Inc. 3% 10/15/30 (b)	135,000	111,147
Viterra Finance BV 4.9% 4/21/27 (b)	660,000	646,075
		3,370,355
Tobacco - 3.1%
Altria Group, Inc.:
2.45% 2/4/32	440,000	352,391
4.8% 2/14/29	213,000	209,139
BAT Capital Corp.:
2.726% 3/25/31	1,310,000	1,079,965
3.557% 8/15/27	192,000	181,508
3.984% 9/25/50	440,000	300,317
5.834% 2/20/31	184,000	183,364
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (b)	670,000	637,349
4.25% 7/21/25 (b)	250,000	245,015
6.125% 7/27/27 (b)	210,000	213,778
Philip Morris International, Inc.:
5.625% 11/17/29	1,240,000	1,269,670
5.75% 11/17/32	1,881,000	1,918,730
		6,591,226
TOTAL CONSUMER STAPLES		11,624,516
ENERGY - 7.6%
Oil, Gas & Consumable Fuels - 7.6%
Canadian Natural Resources Ltd.:
3.85% 6/1/27	280,000	268,362
4.95% 6/1/47	134,000	116,934
6.25% 3/15/38	450,000	462,507
Cenovus Energy, Inc.:
2.65% 1/15/32	379,000	309,843
3.75% 2/15/52	350,000	250,006
5.4% 6/15/47	172,000	157,572
6.75% 11/15/39	33,000	35,764
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	234,000	238,353
6.036% 11/15/33 (b)	64,000	65,715
6.497% 8/15/43 (b)	19,000	20,106
6.544% 11/15/53 (b)	34,000	36,219
DCP Midstream Operating LP 5.125% 5/15/29	515,000	508,574
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	296,000	215,392
Enbridge, Inc. 4.25% 12/1/26	174,000	170,260
Energy Transfer LP:
4% 10/1/27	1,112,000	1,064,323
5% 5/15/50	450,000	387,940
5.4% 10/1/47	316,000	286,614
5.8% 6/15/38	123,000	121,608
6% 6/15/48	257,000	251,899
6.55% 12/1/33	310,000	328,817
Enterprise Products Operating LP 4.9% 5/15/46	183,000	167,122
EQT Corp. 5.75% 2/1/34	1,025,000	1,008,201
Equinor ASA 2.375% 5/22/30	422,000	366,466
Hess Corp.:
4.3% 4/1/27	354,000	345,358
5.6% 2/15/41	410,000	412,859
5.8% 4/1/47	240,000	243,892
6% 1/15/40	405,000	425,119
MPLX LP:
2.65% 8/15/30	722,000	614,727
5% 3/1/33	280,000	267,823
5.65% 3/1/53	240,000	228,224
Occidental Petroleum Corp.:
2.9% 8/15/24	86,000	84,735
3.45% 7/15/24	481,000	476,918
Ovintiv, Inc. 7.2% 11/1/31	270,000	291,558
Petroleos Mexicanos:
5.35% 2/12/28	394,000	342,114
6.49% 1/23/27	85,000	79,449
6.5% 3/13/27	280,000	261,142
Plains All American Pipeline LP/PAA Finance Corp. 3.8% 9/15/30	280,000	255,171
Spectra Energy Partners LP 3.375% 10/15/26	278,000	265,700
Suncor Energy, Inc.:
6.5% 6/15/38	255,000	266,951
6.85% 6/1/39	166,000	178,694
The Williams Companies, Inc.:
4.65% 8/15/32	1,463,000	1,391,806
5.3% 8/15/52	57,000	53,333
5.75% 6/24/44	360,000	353,138
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	1,326,000	1,192,731
Western Gas Partners LP 4.05% 2/1/30	1,554,000	1,436,618
		16,306,657
FINANCIALS - 32.2%
Banks - 17.0%
AIB Group PLC 4.263% 4/10/25 (b)(c)	250,000	249,400
Banco Santander SA 2.749% 12/3/30	600,000	488,026
Bank of America Corp.:
2.676% 6/19/41 (c)	619,000	431,005
2.884% 10/22/30 (c)	407,000	358,428
3.194% 7/23/30 (c)	495,000	445,612
3.705% 4/24/28 (c)	362,000	345,132
4.45% 3/3/26	350,000	344,446
4.571% 4/27/33 (c)	2,500,000	2,350,330
5.015% 7/22/33 (c)	640,000	623,822
5.872% 9/15/34 (c)	210,000	215,336
Bank of Nova Scotia 4.5% 12/16/25	1,236,000	1,214,906
Barclays PLC:
2.645% 6/24/31 (c)	550,000	457,884
2.894% 11/24/32 (c)	920,000	749,183
4.836% 5/9/28	415,000	399,914
5.088% 6/20/30 (c)	200,000	189,469
6.224% 5/9/34 (c)	350,000	354,368
BNP Paribas SA:
1.904% 9/30/28 (b)(c)	870,000	769,886
2.591% 1/20/28 (b)(c)	510,000	470,466
2.824% 1/26/41 (b)	560,000	377,896
BPCE SA:
2.277% 1/20/32 (b)(c)	490,000	392,209
4.875% 4/1/26 (b)	350,000	342,268
6.508% 1/18/35 (b)(c)	500,000	495,421
Citigroup, Inc.:
2.572% 6/3/31 (c)	256,000	216,477
2.666% 1/29/31 (c)	307,000	263,386
4.3% 11/20/26	371,000	361,370
4.91% 5/24/33 (c)	295,000	282,460
6.174% 5/25/34 (c)	631,000	635,729
6.27% 11/17/33 (c)	350,000	367,166
Citizens Financial Group, Inc. 2.638% 9/30/32	427,000	324,220
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	490,000	428,630
Credit Agricole SA 2.811% 1/11/41 (b)	408,000	273,970
Fifth Third Bancorp 8.25% 3/1/38	335,000	396,098
HSBC Holdings PLC:
1.589% 5/24/27 (c)	790,000	723,275
2.357% 8/18/31 (c)	570,000	468,998
2.848% 6/4/31 (c)	760,000	646,865
4.041% 3/13/28 (c)	300,000	287,599
7.39% 11/3/28 (c)	300,000	317,812
Huntington Bancshares, Inc.:
2.487% 8/15/36 (c)	1,548,000	1,171,008
6.208% 8/21/29 (c)	500,000	508,430
Intesa Sanpaolo SpA:
5.71% 1/15/26 (b)	200,000	198,174
7.2% 11/28/33 (b)	400,000	418,742
JPMorgan Chase & Co.:
2.522% 4/22/31 (c)	456,000	390,160
2.956% 5/13/31 (c)	467,000	405,624
4.912% 7/25/33 (c)	890,000	863,361
4.95% 6/1/45	204,000	191,532
5.717% 9/14/33 (c)	2,240,000	2,268,068
6.254% 10/23/34 (c)	280,000	297,029
KBC Group NV 6.324% 9/21/34 (b)(c)	350,000	362,689
Lloyds Banking Group PLC:
1.627% 5/11/27 (c)	480,000	440,247
7.953% 11/15/33 (c)	350,000	389,320
PNC Financial Services Group, Inc.:
5.582% 6/12/29 (c)	400,000	402,206
6.875% 10/20/34 (c)	730,000	790,801
Rabobank Nederland 3.75% 7/21/26	700,000	670,955
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	1,735,000	1,568,975
6.565% 6/12/29 (c)	60,000	61,049
Societe Generale:
1.488% 12/14/26 (b)(c)	325,000	299,742
3% 1/22/30 (b)	555,000	479,199
3.625% 3/1/41 (b)	750,000	502,205
6.221% 6/15/33 (b)(c)	1,280,000	1,254,871
Standard Chartered PLC 3.785% 5/21/25 (b)(c)	500,000	497,334
Sumitomo Mitsui Financial Group, Inc. 3.544% 1/17/28	210,000	198,866
U.S. Bancorp 5.775% 6/12/29 (c)	600,000	606,262
UniCredit SpA 1.982% 6/3/27 (b)(c)	505,000	463,449
Wells Fargo & Co.:
4.478% 4/4/31 (c)	432,000	410,784
4.65% 11/4/44	1,464,000	1,264,179
5.389% 4/24/34 (c)	350,000	344,239
Westpac Banking Corp. U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(d)	400,000	392,133
Zions Bancorp. NA 3.25% 10/29/29	340,000	277,313
		36,448,408
Capital Markets - 5.3%
Ares Capital Corp.:
2.15% 7/15/26	335,000	304,314
3.875% 1/15/26	1,252,000	1,201,151
4.2% 6/10/24	406,000	403,548
4.25% 3/1/25	378,000	370,712
Athene Global Funding:
1.45% 1/8/26 (b)	290,000	267,685
1.985% 8/19/28 (b)	380,000	325,805
2.5% 3/24/28 (b)	340,000	301,422
Blackstone Holdings Finance Co. LLC 3.5% 9/10/49 (b)	268,000	189,324
Blackstone Private Credit Fund:
4.7% 3/24/25	556,000	547,370
7.05% 9/29/25	247,000	250,244
Deutsche Bank AG 4.5% 4/1/25	320,000	313,866
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	731,000	685,084
3.035% 5/28/32 (c)	566,000	468,019
6.819% 11/20/29 (c)	400,000	413,656
Goldman Sachs Group, Inc. 4.223% 5/1/29 (c)	276,000	264,640
HPS Corporate Lending Fund 6.75% 1/30/29 (b)	161,000	159,383
Morgan Stanley:
1.794% 2/13/32 (c)	434,000	343,628
2.239% 7/21/32 (c)	1,630,000	1,313,153
2.699% 1/22/31 (c)	286,000	247,747
4.431% 1/23/30 (c)	410,000	393,551
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29	128,000	126,001
UBS Group AG:
3.091% 5/14/32 (b)(c)	725,000	609,245
3.126% 8/13/30 (b)(c)	500,000	441,981
3.869% 1/12/29 (b)(c)	230,000	216,315
4.194% 4/1/31 (b)(c)	580,000	533,426
4.55% 4/17/26	250,000	245,634
9.016% 11/15/33 (b)(c)	300,000	360,965
		11,297,869
Consumer Finance - 4.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	350,000	340,538
2.45% 10/29/26	150,000	138,359
3% 10/29/28	151,000	135,683
3.3% 1/30/32	161,000	136,155
3.4% 10/29/33	613,000	509,267
3.85% 10/29/41	470,000	364,879
Ally Financial, Inc.:
2.2% 11/2/28	254,000	215,997
5.75% 11/20/25	141,000	140,297
5.8% 5/1/25	309,000	308,513
7.1% 11/15/27	1,810,000	1,884,620
Capital One Financial Corp.:
2.359% 7/29/32 (c)	1,462,000	1,105,245
5.247% 7/26/30 (c)	321,000	313,012
5.468% 2/1/29 (c)	394,000	391,821
5.817% 2/1/34 (c)	238,000	235,326
6.312% 6/8/29 (c)	390,000	399,217
7.624% 10/30/31 (c)	170,000	186,038
Discover Financial Services:
4.5% 1/30/26	488,000	480,207
6.7% 11/29/32	35,000	36,632
Ford Motor Credit Co. LLC:
3.375% 11/13/25	615,000	590,046
4.063% 11/1/24	350,000	345,181
4.95% 5/28/27	400,000	388,886
6.798% 11/7/28	280,000	290,197
		8,936,116
Financial Services - 2.2%
Aviation Capital Group LLC 6.75% 10/25/28 (b)	450,000	466,305
Brixmor Operating Partnership LP:
2.25% 4/1/28	302,000	267,197
4.05% 7/1/30	509,000	468,340
4.125% 5/15/29	365,000	341,286
Corebridge Financial, Inc.:
3.65% 4/5/27	95,000	90,143
3.85% 4/5/29	463,000	429,364
3.9% 4/5/32	241,000	212,104
4.35% 4/5/42	25,000	20,632
4.4% 4/5/52	95,000	76,249
Equitable Holdings, Inc.:
4.35% 4/20/28	227,000	218,575
5% 4/20/48	436,000	394,235
Jackson Financial, Inc.:
3.125% 11/23/31	420,000	347,243
4% 11/23/51	485,000	347,094
5.17% 6/8/27	84,000	83,455
5.67% 6/8/32	90,000	89,696
Rexford Industrial Realty LP 2.15% 9/1/31	394,000	311,397
Voya Financial, Inc.:
4.7% 1/23/48 (c)	423,000	354,991
4.8% 6/15/46	204,000	172,946
5.7% 7/15/43	56,000	54,302
		4,745,554
Insurance - 3.5%
American International Group, Inc. 5.75% 4/1/48 (c)	558,000	548,182
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	250,000	189,021
Assurant, Inc. 2.65% 1/15/32	420,000	341,062
Athene Holding Ltd.:
3.45% 5/15/52	250,000	163,927
6.65% 2/1/33	1,300,000	1,360,529
Empower Finance 2020 LP 1.776% 3/17/31 (b)	293,000	231,589
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31	20,000	17,338
4.85% 4/17/28	315,000	307,965
5.625% 8/16/32	740,000	727,791
Five Corners Funding Trust II 2.85% 5/15/30 (b)	510,000	442,080
Intact Financial Corp. 5.459% 9/22/32 (b)	447,000	444,339
Liberty Mutual Group, Inc. 5.5% 6/15/52 (b)	829,000	792,867
Marsh & McLennan Companies, Inc. 6.25% 11/1/52	210,000	231,575
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	273,000	184,799
Pacific LifeCorp 5.125% 1/30/43 (b)	309,000	287,250
Unum Group 4.125% 6/15/51	1,140,000	837,910
Willis Group North America, Inc. 5.35% 5/15/33	385,000	378,485
		7,486,709
TOTAL FINANCIALS		68,914,656
HEALTH CARE - 6.3%
Biotechnology - 1.0%
AbbVie, Inc. 4.55% 3/15/35	321,000	307,537
Amgen, Inc.:
3.375% 2/21/50	312,000	223,949
5.25% 3/2/30	1,128,000	1,136,383
5.25% 3/2/33	88,000	87,759
5.65% 3/2/53	41,000	40,983
5.75% 3/2/63	75,000	75,007
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	278,000	224,883
		2,096,501
Health Care Providers & Services - 4.0%
Centene Corp.:
2.625% 8/1/31	1,200,000	981,924
3% 10/15/30	294,000	251,185
4.25% 12/15/27	160,000	152,199
4.625% 12/15/29	1,590,000	1,505,015
Cigna Group:
3.4% 3/15/50	397,000	278,023
4.8% 8/15/38	1,516,000	1,406,004
4.9% 12/15/48	250,000	224,684
CVS Health Corp.:
4.78% 3/25/38	926,000	841,466
4.875% 7/20/35	134,000	127,730
5% 1/30/29	65,000	64,788
5.25% 1/30/31	26,000	25,970
5.3% 6/1/33	450,000	446,756
5.875% 6/1/53	410,000	408,655
HCA Holdings, Inc.:
3.375% 3/15/29	210,000	191,526
3.625% 3/15/32	200,000	174,711
4.625% 3/15/52	370,000	302,942
Sabra Health Care LP 3.2% 12/1/31	615,000	498,635
UnitedHealth Group, Inc. 2% 5/15/30	210,000	176,676
Universal Health Services, Inc.:
2.65% 10/15/30	388,000	323,932
2.65% 1/15/32	275,000	223,557
		8,606,378
Pharmaceuticals - 1.3%
AstraZeneca PLC 6.45% 9/15/37	236,000	266,024
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	447,000	434,620
4.375% 12/15/28 (b)	410,000	381,920
Bristol-Myers Squibb Co.:
5.1% 2/22/31	213,000	213,872
5.2% 2/22/34	400,000	403,250
5.5% 2/22/44	81,000	81,974
5.55% 2/22/54	275,000	278,260
5.65% 2/22/64	400,000	403,661
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	372,000	374,773
		2,838,354
TOTAL HEALTH CARE		13,541,233
INDUSTRIALS - 5.1%
Aerospace & Defense - 1.8%
BAE Systems PLC 1.9% 2/15/31 (b)	425,000	344,049
RTX Corp.:
6.1% 3/15/34	350,000	369,540
6.4% 3/15/54	350,000	387,450
The Boeing Co.:
3.625% 2/1/31	1,535,000	1,374,745
5.04% 5/1/27	558,000	552,740
5.15% 5/1/30	888,000	873,140
		3,901,664
Air Freight & Logistics - 0.1%
FedEx Corp. 4.05% 2/15/48	348,000	274,070
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34	21,000	21,785
6.2% 3/15/54	22,000	24,013
		45,798
Ground Transportation - 0.2%
CSX Corp. 4.75% 11/15/48	402,000	367,651
Industrial Conglomerates - 0.1%
Trane Technologies Financing Ltd. 3.8% 3/21/29	250,000	236,370
Machinery - 0.7%
Ingersoll Rand, Inc.:
5.4% 8/14/28	194,000	195,563
5.7% 8/14/33	514,000	522,743
Westinghouse Air Brake Tech Co.:
3.2% 6/15/25	438,000	424,753
3.45% 11/15/26	366,000	348,033
		1,491,092
Passenger Airlines - 0.5%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/27	348,030	334,952
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	145,389	133,817
American Airlines, Inc. 3.75% 4/15/27	115,076	110,775
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)	181,272	156,960
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	135,016	125,060
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	72,550	70,068
		931,632
Professional Services - 0.2%
Booz Allen Hamilton, Inc. 5.95% 8/4/33	298,000	305,678
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.875% 1/15/32	460,000	381,872
3.25% 3/1/25	331,000	323,151
		705,023
Transportation Infrastructure - 1.2%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)	219,000	193,865
4.25% 4/15/26 (b)	1,445,000	1,393,310
5.5% 1/15/26 (b)	312,000	308,773
5.75% 3/1/29 (b)	600,000	591,344
6.375% 5/4/28 (b)	139,000	141,051
		2,628,343
TOTAL INDUSTRIALS		10,887,321
INFORMATION TECHNOLOGY - 4.1%
Electronic Equipment, Instruments & Components - 1.3%
Dell International LLC/EMC Corp.:
3.45% 12/15/51	306,000	210,124
4.9% 10/1/26	1,726,000	1,710,178
Vontier Corp. 2.95% 4/1/31	982,000	807,929
		2,728,231
IT Services - 0.2%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	544,000	503,847
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom, Inc.:
1.95% 2/15/28 (b)	302,000	268,120
2.45% 2/15/31 (b)	175,000	146,197
2.6% 2/15/33 (b)	1,302,000	1,046,504
3.5% 2/15/41 (b)	363,000	277,591
Marvell Technology, Inc.:
2.95% 4/15/31	350,000	299,985
5.75% 2/15/29	260,000	264,890
5.95% 9/15/33	205,000	211,743
Micron Technology, Inc.:
2.703% 4/15/32	535,000	439,151
4.185% 2/15/27	321,000	312,049
5.3% 1/15/31	556,000	550,300
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25	337,000	325,731
		4,142,261
Software - 0.6%
Oracle Corp.:
2.3% 3/25/28	328,000	293,939
2.875% 3/25/31	170,000	146,612
3.95% 3/25/51	390,000	290,921
4.3% 7/8/34	287,000	260,471
Roper Technologies, Inc. 2.95% 9/15/29	389,000	348,306
		1,340,249
TOTAL INFORMATION TECHNOLOGY		8,714,588
MATERIALS - 1.6%
Chemicals - 1.5%
Celanese U.S. Holdings LLC:
6.165% 7/15/27	900,000	913,694
6.35% 11/15/28	82,000	84,333
6.55% 11/15/30	204,000	212,095
6.7% 11/15/33	49,000	51,474
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	402,000	353,299
3.468% 12/1/50 (b)	832,000	547,543
LYB International Finance III LLC 2.25% 10/1/30	308,000	256,519
The Dow Chemical Co. 5.15% 2/15/34	750,000	739,075
		3,158,032
Containers & Packaging - 0.1%
Avery Dennison Corp. 4.875% 12/6/28	325,000	321,842
TOTAL MATERIALS		3,479,874
REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 4.8%
Agree LP 4.8% 10/1/32	441,000	412,030
Corporate Office Properties LP:
2% 1/15/29	278,000	230,253
2.75% 4/15/31	350,000	282,501
Crown Castle, Inc. 2.25% 1/15/31	323,000	263,933
Hudson Pacific Properties LP:
3.95% 11/1/27	422,000	364,396
5.95% 2/15/28	355,000	318,583
Invitation Homes Operating Partnership LP:
2% 8/15/31	395,000	308,533
4.15% 4/15/32	133,000	119,977
Kite Realty Group LP 5.5% 3/1/34	33,000	32,246
Kite Realty Group Trust:
4% 3/15/25	15,000	14,677
4.75% 9/15/30	257,000	242,472
LXP Industrial Trust (REIT) 4.4% 6/15/24	242,000	240,262
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	606,000	405,837
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	394,000	313,615
3.625% 10/1/29	1,437,000	1,262,042
4.5% 1/15/25	204,000	201,870
Piedmont Operating Partnership LP 2.75% 4/1/32	53,000	37,504
Realty Income Corp.:
2.1% 3/15/28	338,000	299,997
2.2% 6/15/28	27,000	23,965
Store Capital Corp. 2.7% 12/1/31	450,000	350,353
Store Capital LLC 2.75% 11/18/30	67,000	52,842
Sun Communities Operating LP:
2.3% 11/1/28	1,120,000	972,022
2.7% 7/15/31	445,000	362,935
4.2% 4/15/32	280,000	248,788
5.7% 1/15/33	450,000	442,939
Ventas Realty LP 3% 1/15/30	1,247,000	1,088,541
VICI Properties LP:
4.75% 2/15/28	348,000	337,006
4.95% 2/15/30	540,000	514,089
5.125% 5/15/32	251,000	235,529
Vornado Realty LP:
2.15% 6/1/26	73,000	65,509
3.4% 6/1/31	225,000	174,640
		10,219,886
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 7.8% 3/15/28	133,000	131,747
Tanger Properties LP:
2.75% 9/1/31	253,000	204,128
3.125% 9/1/26	410,000	382,673
		718,548
TOTAL REAL ESTATE		10,938,434
UTILITIES - 9.0%
Electric Utilities - 4.8%
Cleco Corporate Holdings LLC:
3.743% 5/1/26	2,301,000	2,210,582
4.973% 5/1/46	356,000	292,966
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (b)	224,000	208,603
Duke Energy Corp.:
4.5% 8/15/32	2,040,000	1,915,088
5% 8/15/52	550,000	489,999
Duke Energy Industries, Inc. 4.9% 7/15/43	88,000	81,064
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	86,000	71,005
2.775% 1/7/32 (b)	177,000	143,510
3.616% 8/1/27 (b)	250,000	232,726
Exelon Corp.:
3.35% 3/15/32	1,768,000	1,541,301
4.05% 4/15/30	240,000	225,088
4.1% 3/15/52	213,000	165,157
FirstEnergy Corp.:
2.25% 9/1/30	639,000	525,903
2.65% 3/1/30	500,000	427,417
4.15% 7/15/27	416,000	395,095
FirstEnergy Transmission LLC 2.866% 9/15/28 (b)	280,000	252,943
Georgia Power Co. 5.25% 3/15/34	550,000	547,516
Southern Co.:
4.85% 6/15/28	310,000	307,174
5.7% 3/15/34	126,000	128,354
		10,161,491
Gas Utilities - 0.6%
ONE Gas, Inc. 2% 5/15/30	254,000	211,576
Southern Co. Gas Capital Corp.:
3.15% 9/30/51	416,000	269,459
4.4% 5/30/47	204,000	165,525
5.75% 9/15/33	700,000	717,216
		1,363,776
Independent Power and Renewable Electricity Producers - 1.9%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	550,000	502,589
Emera U.S. Finance LP:
2.639% 6/15/31	210,000	170,283
3.55% 6/15/26	1,271,000	1,218,892
4.75% 6/15/46	426,000	348,720
The AES Corp.:
1.375% 1/15/26	392,000	362,119
2.45% 1/15/31	560,000	456,810
3.3% 7/15/25 (b)	804,000	775,226
3.95% 7/15/30 (b)	322,000	292,549
		4,127,188
Multi-Utilities - 1.7%
Dominion Energy, Inc. 4.25% 6/1/28	343,000	330,982
NiSource, Inc.:
3.49% 5/15/27	594,000	564,514
3.6% 5/1/30	310,000	283,677
3.95% 3/30/48	426,000	327,531
4.8% 2/15/44	268,000	237,958
Puget Energy, Inc.:
3.65% 5/15/25	848,000	826,103
4.1% 6/15/30	624,000	564,920
4.224% 3/15/32	210,000	187,871
Sempra 3.8% 2/1/38	282,000	231,392
		3,554,948
TOTAL UTILITIES		19,207,403
TOTAL NONCONVERTIBLE BONDS (Cost $200,817,532)		185,689,645

U.S. Treasury Obligations - 10.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.875% 2/15/41	540,000	372,115
2% 11/15/41	600,000	415,406
3.625% 2/15/53	6,910,000	6,041,391
3.625% 5/15/53	2,400,000	2,099,813
4.125% 8/15/53	3,700,000	3,542,172
4.25% 2/15/54	1,150,000	1,128,438
4.75% 11/15/53	5,350,000	5,691,897
U.S. Treasury Notes:
3.5% 2/15/33	1,115,000	1,051,802
4.5% 11/15/33	1,625,000	1,655,723
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,110,374)		21,998,757

Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b) (Cost $122,228)	122,228	118,974

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Truist Bank 2.25% 3/11/30 (Cost $399,597)	400,000	328,755

Preferred Securities - 0.5%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. 5.75% 7/15/80 (c)	315,000	296,039
FINANCIALS - 0.4%
Capital Markets - 0.4%
UBS Group AG:
4.375% (b)(c)(e)	265,000	212,238
4.875% (b)(c)(e)	570,000	520,371
		732,609
TOTAL PREFERRED SECURITIES (Cost $1,160,949)		1,028,648

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $4,066,546)	4,065,816	4,066,629

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $229,677,226)	213,231,408
NET OTHER ASSETS (LIABILITIES) - 0.3%	600,102
NET ASSETS - 100.0%	213,831,510

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,684,937 or 13.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security is perpetual in nature with no stated maturity date.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,831,081	12,399,305	14,163,758	89,151	-	1	4,066,629	0.0%
Total	5,831,081	12,399,305	14,163,758	89,151	-	1	4,066,629

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	185,689,645	-	185,689,645	-

U.S. Government and Government Agency Obligations	21,998,757	-	21,998,757	-

Asset-Backed Securities	118,974	-	118,974	-

Bank Notes	328,755	-	328,755	-

Preferred Securities	1,028,648	-	1,028,648	-

Money Market Funds	4,066,629	4,066,629	-	-
Total Investments in Securities:	213,231,408	4,066,629	209,164,779	-
Fidelity® Corporate Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $225,610,680)	$209,164,779
Fidelity Central Funds (cost $4,066,546)	4,066,629

Total Investment in Securities (cost $229,677,226)		$213,231,408
Cash		12,369
Dividends receivable		3,104
Interest receivable		2,386,255
Distributions receivable from Fidelity Central Funds		18,177
Total assets		215,651,313
Liabilities
Payable for investments purchased	$1,026,539
Distributions payable	730,050
Accrued management fee	63,214
Total Liabilities		1,819,803
Net Assets		$213,831,510
Net Assets consist of:
Paid in capital		$241,895,126
Total accumulated earnings (loss)		(28,063,616)
Net Assets		$213,831,510
Net Asset Value, offering price and redemption price per share ($213,831,510 ÷ 4,650,000 shares)		$45.99
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$29,264
Interest		4,181,654
Income from Fidelity Central Funds		89,151
Total Income		4,300,069
Expenses
Management fee	$341,807
Independent trustees' fees and expenses	289
Total expenses before reductions	342,096
Expense reductions	(356)
Total expenses after reductions		341,740
Net Investment income (loss)		3,958,329
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,447,420)
Redemptions in-kind	(750,890)
Total net realized gain (loss)		(2,198,310)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,204,979
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		6,204,980
Net gain (loss)		4,006,670
Net increase (decrease) in net assets resulting from operations		$7,964,999
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,958,329	$5,679,926
Net realized gain (loss)	(2,198,310)	(7,263,643)
Change in net unrealized appreciation (depreciation)	6,204,980	3,041,236
Net increase (decrease) in net assets resulting from operations	7,964,999	1,457,519
Distributions to shareholders	(3,931,350)	(5,667,200)

Share transactions
Proceeds from sales of shares	42,771,015	43,194,326
Cost of shares redeemed	(4,320,119)	(27,127,792)

Net increase (decrease) in net assets resulting from share transactions	38,450,896	16,066,534
Total increase (decrease) in net assets	42,484,545	11,856,853

Net Assets
Beginning of period	171,346,965	159,490,112
End of period	$213,831,510	$171,346,965

Other Information
Shares
Sold	950,000	950,000
Redeemed	(100,000)	(600,000)
Net increase (decrease)	850,000	350,000

Financial Highlights
Fidelity® Corporate Bond ETF

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$45.09	$46.23	$56.09	$55.93	$53.26	$48.64
Income from Investment Operations
Net investment income (loss) A,B	.940	1.663	1.339	1.321	1.546	1.732
Net realized and unrealized gain (loss)	.880	(1.142)	(9.824)	.387	2.655	4.610
Total from investment operations	1.820	.521	(8.485)	1.708	4.201	6.342
Distributions from net investment income	(.920)	(1.661)	(1.375)	(1.308)	(1.531)	(1.722)
Distributions from net realized gain	-	-	-	(.244)	-	-
Total distributions	(.920)	(1.661)	(1.375)	(1.552)	(1.531)	(1.722)
Net asset value, end of period	$45.99	$45.09	$46.23	$56.09	$55.93	$53.26
Total Return C,D,E	4.09%	1.19%	(15.30)%	3.11%	8.06%	13.39%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.36% H	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.36% H	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36% H	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.19% H	3.68%	2.60%	2.38%	2.88%	3.45%
Supplemental Data
Net assets, end of period (000 omitted)	$213,832	$171,347	$159,490	$294,461	$206,932	$127,822
Portfolio turnover rate I	18% H,J	28% J	32% J	26% J	31% J	40%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EBased on net asset value.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Investment Grade Bond ETF
Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Fidelity® Investment Grade Bond ETF
Schedule of Investments February 29, 2024 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 28.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
2.55% 12/1/33	98,000	77,295
4.3% 2/15/30	310,000	295,650
Verizon Communications, Inc.:
2.355% 3/15/32	91,000	73,782
3.15% 3/22/30	228,000	203,877
4.329% 9/21/28	80,000	77,646
		728,250
Entertainment - 0.3%
The Walt Disney Co. 2.65% 1/13/31	186,000	161,775
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.3% 2/1/32	196,000	148,908
2.8% 4/1/31	365,000	294,964
Time Warner Cable LLC 5.5% 9/1/41	60,000	49,463
Warnermedia Holdings, Inc.:
3.638% 3/15/25	3,000	2,937
3.755% 3/15/27	6,000	5,677
4.054% 3/15/29	2,000	1,853
4.279% 3/15/32	215,000	189,670
5.05% 3/15/42	3,000	2,523
5.141% 3/15/52	42,000	34,129
		730,124
Wireless Telecommunication Services - 0.2%
T-Mobile U.S.A., Inc. 4.5% 4/15/50	126,000	106,623
TOTAL COMMUNICATION SERVICES		1,726,772
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.1%
General Motors Financial Co., Inc.:
4% 1/15/25	36,000	35,485
5.85% 4/6/30	5,000	5,066
		40,551
Household Durables - 0.5%
Lennar Corp. 4.75% 11/29/27	260,000	255,850
Specialty Retail - 0.6%
AutoZone, Inc. 6.25% 11/1/28	70,000	72,793
Lowe's Companies, Inc.:
3.35% 4/1/27	2,000	1,906
3.75% 4/1/32	230,000	208,994
4.25% 4/1/52	10,000	8,034
4.45% 4/1/62	10,000	7,984
		299,711
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc.:
3.05% 3/15/32	18,000	14,585
7% 11/27/26	12,000	12,325
7.05% 11/27/25	4,000	4,075
7.35% 11/27/28	19,000	19,874
7.7% 11/27/30	19,000	20,147
7.85% 11/27/33	19,000	20,553
		91,559
TOTAL CONSUMER DISCRETIONARY		687,671
CONSUMER STAPLES - 0.9%
Food Products - 0.9%
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc.:
5.125% 2/1/28	5,000	4,899
5.5% 1/15/30	266,000	259,255
5.75% 4/1/33	171,000	165,839
		429,993
ENERGY - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	3,000	3,056
6.036% 11/15/33 (b)	10,000	10,268
6.497% 8/15/43 (b)	3,000	3,175
6.544% 11/15/53 (b)	5,000	5,326
6.714% 8/15/63 (b)	3,000	3,249
Energy Transfer LP:
4.95% 6/15/28	148,000	145,772
5.75% 2/15/33	77,000	77,531
Hess Corp.:
4.3% 4/1/27	155,000	151,216
5.6% 2/15/41	2,000	2,014
MPLX LP 4.8% 2/15/29	148,000	144,941
Occidental Petroleum Corp. 7.5% 5/1/31	63,000	69,574
Petroleos Mexicanos:
5.95% 1/28/31	154,000	119,566
7.69% 1/23/50	359,000	247,297
Plains All American Pipeline LP/PAA Finance Corp. 3.55% 12/15/29	84,000	76,211
The Williams Companies, Inc.:
4.65% 8/15/32	94,000	89,426
5.3% 8/15/52	2,000	1,871
Western Gas Partners LP 4.05% 2/1/30	220,000	203,382
		1,353,875
FINANCIALS - 12.7%
Banks - 6.5%
Bank of America Corp.:
2.299% 7/21/32 (c)	5,000	4,047
4.183% 11/25/27	254,000	245,587
5.015% 7/22/33 (c)	372,000	362,596
5.819% 9/15/29 (c)	217,000	221,140
Barclays PLC 6.49% 9/13/29 (c)	305,000	314,390
Citigroup, Inc.:
4.45% 9/29/27	236,000	228,602
6.27% 11/17/33 (c)	105,000	110,150
JPMorgan Chase & Co.:
4.493% 3/24/31 (c)	544,000	522,483
4.912% 7/25/33 (c)	40,000	38,803
5.35% 6/1/34 (c)	224,000	223,008
NatWest Group PLC 3.073% 5/22/28 (c)	277,000	257,025
Wells Fargo & Co.:
4.478% 4/4/31 (c)	432,000	410,784
4.897% 7/25/33 (c)	40,000	38,246
6.303% 10/23/29 (c)	210,000	217,661
		3,194,522
Capital Markets - 3.6%
Ares Capital Corp. 3.875% 1/15/26	132,000	126,639
Athene Global Funding:
5.339% 1/15/27 (b)	62,000	61,659
5.583% 1/9/29 (b)	28,000	27,895
Blackstone Private Credit Fund 7.05% 9/29/25	8,000	8,105
Deutsche Bank AG New York Branch 4.1% 1/13/26	100,000	97,544
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	4,000	3,255
3.8% 3/15/30	590,000	548,575
Morgan Stanley:
4.431% 1/23/30 (c)	538,000	516,416
6.342% 10/18/33 (c)	40,000	42,395
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29	26,000	25,594
UBS Group AG 6.246% 9/22/29 (b)(c)	305,000	313,285
		1,771,362
Consumer Finance - 1.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3% 10/29/28	126,000	113,219
6.1% 1/15/27	150,000	151,874
Ally Financial, Inc.:
2.2% 11/2/28	11,000	9,354
6.992% 6/13/29 (c)	56,000	57,535
7.1% 11/15/27	98,000	102,040
8% 11/1/31	45,000	49,398
Capital One Financial Corp.:
2.359% 7/29/32 (c)	16,000	12,096
3.8% 1/31/28	164,000	155,108
4.985% 7/24/26 (c)	6,000	5,945
5.247% 7/26/30 (c)	9,000	8,776
6.312% 6/8/29 (c)	70,000	71,654
7.624% 10/30/31 (c)	30,000	32,830
Discover Financial Services 6.7% 11/29/32	2,000	2,093
Ford Motor Credit Co. LLC 6.8% 5/12/28	133,000	137,250
		909,172
Financial Services - 0.6%
AIG Global Funding 5.2% 1/12/29 (b)	100,000	98,894
Brixmor Operating Partnership LP 4.05% 7/1/30	56,000	51,527
Corebridge Financial, Inc.:
3.9% 4/5/32	87,000	76,569
4.35% 4/5/42	2,000	1,651
4.4% 4/5/52	2,000	1,605
Equitable Holdings, Inc. 5% 4/20/48	50,000	45,210
Jackson Financial, Inc.:
3.125% 11/23/31	2,000	1,654
5.17% 6/8/27	4,000	3,974
5.67% 6/8/32	4,000	3,986
		285,070
Insurance - 0.1%
Unum Group 4% 6/15/29	56,000	52,370
TOTAL FINANCIALS		6,212,496
HEALTH CARE - 2.3%
Biotechnology - 0.5%
Amgen, Inc.:
5.15% 3/2/28	7,000	7,014
5.25% 3/2/30	135,000	136,003
5.25% 3/2/33	84,000	83,770
5.6% 3/2/43	7,000	7,008
5.65% 3/2/53	3,000	2,999
5.75% 3/2/63	6,000	6,001
		242,795
Health Care Providers & Services - 1.4%
Centene Corp.:
2.45% 7/15/28	13,000	11,457
2.5% 3/1/31	91,000	74,559
2.625% 8/1/31	5,000	4,091
4.625% 12/15/29	230,000	217,707
Cigna Group 4.8% 8/15/38	256,000	237,426
CVS Health Corp. 5.3% 6/1/33	147,000	145,940
Sabra Health Care LP 3.2% 12/1/31	12,000	9,729
		700,909
Pharmaceuticals - 0.4%
Viatris, Inc. 2.7% 6/22/30	196,000	165,082
TOTAL HEALTH CARE		1,108,786
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.5%
The Boeing Co. 5.15% 5/1/30	248,000	243,850
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34	4,000	4,149
6.2% 3/15/54	4,000	4,366
		8,515
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	68,000	67,492
6.375% 5/4/28 (b)	121,000	122,785
		190,277
TOTAL INDUSTRIALS		442,642
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC/EMC Corp. 6.2% 7/15/30	110,000	115,116
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc. 2.45% 2/15/31 (b)	267,000	223,055
Marvell Technology, Inc. 2.95% 4/15/31	38,000	32,570
		255,625
Software - 0.1%
Oracle Corp. 3.6% 4/1/40	74,000	57,130
VMware, Inc. 1.4% 8/15/26	7,000	6,363
		63,493
TOTAL INFORMATION TECHNOLOGY		434,234
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	14,000	14,398
6.55% 11/15/30	17,000	17,675
6.7% 11/15/33	9,000	9,454
		41,527
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Homes 4 Rent LP:
2.375% 7/15/31	1,000	805
3.375% 7/15/51	2,000	1,318
3.625% 4/15/32	3,000	2,618
4.3% 4/15/52	2,000	1,552
Corporate Office Properties LP 2.75% 4/15/31	268,000	216,315
Invitation Homes Operating Partnership LP 2% 8/15/31	280,000	218,707
Kite Realty Group Trust 4.75% 9/15/30	74,000	69,817
LXP Industrial Trust (REIT) 2.7% 9/15/30	66,000	54,417
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	215,000	171,135
3.625% 10/1/29	74,000	64,990
Piedmont Operating Partnership LP 2.75% 4/1/32	2,000	1,415
Sun Communities Operating LP:
2.3% 11/1/28	2,000	1,736
2.7% 7/15/31	8,000	6,525
5.5% 1/15/29	80,000	79,197
VICI Properties LP:
4.375% 5/15/25	2,000	1,964
4.75% 2/15/28	7,000	6,779
4.95% 2/15/30	7,000	6,664
Vornado Realty LP:
2.15% 6/1/26	1,000	897
3.4% 6/1/31	3,000	2,329
		909,180
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP 7.8% 3/15/28	9,000	8,915
CBRE Group, Inc. 2.5% 4/1/31	8,000	6,585
Tanger Properties LP:
2.75% 9/1/31	6,000	4,841
3.875% 7/15/27	74,000	67,918
		88,259
TOTAL REAL ESTATE		997,439
UTILITIES - 1.1%
Electric Utilities - 0.4%
Cleco Corporate Holdings LLC 3.743% 5/1/26	60,000	57,642
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	74,000	61,098
2.775% 1/7/32 (b)	6,000	4,865
Exelon Corp. 5.3% 3/15/33	63,000	62,375
		185,980
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.:
2.45% 1/15/31	80,000	65,259
3.95% 7/15/30 (b)	170,000	154,451
		219,710
Multi-Utilities - 0.3%
NiSource, Inc. 3.6% 5/1/30	151,000	138,178
TOTAL UTILITIES		543,868
TOTAL NONCONVERTIBLE BONDS (Cost $14,253,878)		13,979,303

U.S. Treasury Obligations - 43.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2.25% 5/15/41	22,600	16,502
2.375% 5/15/51	1,265,000	853,628
2.875% 5/15/52	113,000	85,085
3.625% 2/15/53	2,011,000	1,758,211
3.625% 5/15/53	300,000	262,477
4.125% 8/15/53	1,955,000	1,871,607
4.25% 2/15/54	110,000	107,938
4.75% 11/15/53	270,000	287,255
U.S. Treasury Notes:
3.375% 5/15/33	400,000	373,156
3.5% 1/31/30	2,644,000	2,536,691
3.625% 3/31/30	100,000	96,500
3.75% 12/31/28	400,000	390,906
3.75% 6/30/30	133,000	129,088
3.75% 12/31/30	1,900,000	1,841,219
3.875% 11/30/29	1,000,000	979,492
3.875% 8/15/33	934,000	906,126
4% 2/28/30	490,000	482,631
4% 2/15/34	400,000	392,188
4.125% 7/31/28	900,000	893,707
4.375% 8/31/28	360,000	361,153
4.5% 11/15/33	1,289,000	1,313,370
4.625% 9/30/28	2,688,000	2,724,428
4.625% 9/30/30	1,855,000	1,891,086
4.875% 10/31/30	810,000	837,338
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,958,167)		21,391,782

U.S. Government Agency - Mortgage Securities - 23.0%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.6%
2% 6/1/35 to 1/1/52	403,355	342,874
2.5% 2/1/37 to 7/1/51	255,464	228,471
3.5% 11/1/45 to 3/1/52	71,644	65,168
3.5% 12/1/46	54,929	50,504
4% 1/1/51	24,228	22,582
5.5% 10/1/52	67,657	67,111
TOTAL FANNIE MAE		776,710
Freddie Mac - 0.7%
1.5% 12/1/35 to 4/1/51	97,440	76,135
2.5% 7/1/36 to 2/1/51	70,032	61,220
3% 2/1/50	60,702	52,781
3.5% 7/1/42	14,436	13,296
3.5% 7/1/42	6,399	5,898
3.5% 9/1/42	18,748	17,255
3.5% 11/1/42	5,680	5,223
5.5% 3/1/53 to 3/1/54	96,374	96,181
TOTAL FREDDIE MAC		327,989
Ginnie Mae - 5.2%
2% 4/20/52 to 6/20/52	150,000	122,056
2% 3/1/54 (d)	50,000	40,690
2% 3/1/54 (d)	100,000	81,381
2% 3/1/54 (d)	50,000	40,690
2% 3/1/54 (d)	50,000	40,690
2% 3/1/54 (d)	175,000	142,416
2% 3/1/54 (d)	50,000	40,690
2% 3/1/54 (d)	50,000	40,690
2% 3/1/54 (d)	50,000	40,690
2% 3/1/54 (d)	50,000	40,690
2% 4/1/54 (d)	200,000	162,871
2% 4/1/54 (d)	150,000	122,153
2% 4/1/54 (d)	25,000	20,359
2% 4/1/54 (d)	75,000	61,076
2% 4/1/54 (d)	325,000	264,665
2.5% 3/1/54 (d)	150,000	126,924
2.5% 3/1/54 (d)	50,000	42,308
2.5% 3/1/54 (d)	150,000	126,924
2.5% 3/1/54 (d)	50,000	42,308
3% 3/1/54 (d)	75,000	65,771
3% 3/1/54 (d)	50,000	43,847
3% 3/1/54 (d)	125,000	109,619
3% 3/1/54 (d)	25,000	21,924
3% 4/1/54 (d)	150,000	131,636
3% 4/1/54 (d)	25,000	21,939
3.5% 3/1/54 (d)	50,000	45,222
3.5% 3/1/54 (d)	50,000	45,222
4% 10/20/52	49,778	46,328
4.5% 4/20/53	50,043	47,816
5% 3/1/54 (d)	25,000	24,418
5.5% 3/1/54 (d)	25,000	24,840
6.5% 3/1/54 (d)	200,000	202,734
6.5% 4/1/54 (d)	50,000	50,648
6.5% 4/1/54 (d)	50,000	50,648
TOTAL GINNIE MAE		2,532,883
Uniform Mortgage Backed Securities - 15.5%
2% 3/1/54 (d)	150,000	117,908
2% 3/1/54 (d)	150,000	117,908
2% 3/1/54 (d)	400,000	314,420
2% 3/1/54 (d)	300,000	235,815
2% 3/1/54 (d)	500,000	393,025
2% 3/1/54 (d)	250,000	196,513
2% 4/1/54 (d)	650,000	511,593
2% 4/1/54 (d)	125,000	98,383
2% 4/1/54 (d)	150,000	118,060
2% 4/1/54 (d)	100,000	78,707
2% 4/1/54 (d)	350,000	275,473
2% 4/1/54 (d)	75,000	59,030
2.5% 3/1/54 (d)	200,000	164,313
2.5% 3/1/54 (d)	75,000	61,617
2.5% 3/1/54 (d)	250,000	205,391
2.5% 3/1/54 (d)	150,000	123,234
2.5% 3/1/54 (d)	100,000	82,156
2.5% 3/1/54 (d)	350,000	287,547
2.5% 3/1/54 (d)	175,000	143,773
2.5% 3/1/54 (d)	200,000	164,313
2.5% 4/1/54 (d)	600,000	493,547
3% 3/1/54 (d)	100,000	85,555
3% 3/1/54 (d)	100,000	85,555
3% 3/1/54 (d)	100,000	85,555
3% 3/1/54 (d)	400,000	342,219
3% 3/1/54 (d)	125,000	106,943
3% 3/1/54 (d)	150,000	128,332
3% 3/1/54 (d)	250,000	213,887
3% 4/1/54 (d)	600,000	513,891
3.5% 3/1/54 (d)	150,000	133,436
3.5% 3/1/54 (d)	300,000	266,871
4% 3/1/54 (d)	125,000	115,034
4.5% 3/1/54 (d)	50,000	47,316
5% 3/1/54 (d)	125,000	121,230
5% 3/1/54 (d)	150,000	145,477
5.5% 3/1/54 (d)	150,000	148,395
6% 3/1/54 (d)	400,000	401,750
6.5% 3/1/54 (d)	200,000	203,500
6.5% 3/1/54 (d)	200,000	203,500
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		7,591,172
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,366,724)		11,228,754

Asset-Backed Securities - 6.2%
	Principal Amount (a)	Value ($)
AASET Trust Series 2021-1A Class A, 2.95% 11/16/41 (b)	178,013	160,704
Aimco Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 0.000% 0% 4/16/37 (b)(c)(e)	250,000	250,088
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.7181% 10/17/34 (b)(c)(e)	250,000	250,297
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0612% 1/20/37 (b)(c)(e)	250,000	251,067
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	376,284	331,141
Cedar Funding Ltd. Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6378% 4/20/35 (b)(c)(e)	100,000	99,836
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/51 (b)	48,875	40,735
Dominos Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/49 (b)	48,000	43,733
Eaton Vance CLO, Ltd. Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 1/15/35 (b)(c)(e)	100,000	100,125
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.8807% 11/20/33 (b)(c)(e)	100,000	100,231
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.9178% 1/22/37 (b)(c)(e)	250,000	251,516
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6956% 7/15/34 (b)(c)(e)	250,000	250,015
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.1178% 4/22/36 (b)(c)(e)	250,000	251,650
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6358% 4/23/35 (b)(c)(e)	250,000	250,204
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	156,040	136,539
Voya CLO Ltd./Voya CLO LLC Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(c)(e)	250,000	250,229
TOTAL ASSET-BACKED SECURITIES (Cost $3,003,975)		3,018,110

Commercial Mortgage Securities - 4.3%
	Principal Amount (a)	Value ($)
BBCMS Mortgage Trust sequential payer Series 2023-C21 Class A3, 6.2963% 9/15/56 (c)	14,000	14,653
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6422% 3/15/41 (b)(c)(e)	100,000	99,921
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2156% 4/15/37 (b)(c)(e)	15,000	15,046
BX Commercial Mortgage Trust floater:
Series 2019-XL:
Class C, CME Term SOFR 1 Month Index + 1.360% 6.6821% 10/15/36 (b)(c)(e)	62,574	62,457
Class D, CME Term SOFR 1 Month Index + 1.560% 6.8821% 10/15/36 (b)(c)(e)	85,000	84,788
Series 2021-PAC:
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3313% 10/15/36 (b)(c)(e)	100,000	98,313
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5311% 10/15/36 (b)(c)(e)	100,000	97,750
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8086% 4/15/37 (b)(c)(e)	15,310	15,310
Series 2023-XL3 Class A, CME Term SOFR 1 Month Index + 1.760% 7.0791% 12/9/40 (b)(c)(e)	100,000	100,688
BX Commercial Mortgage Trust 2024-Xl4:
floater Series 2024-XL4 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1092% 2/15/39 (b)(c)(e)	100,000	99,875
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7597% 2/15/39 (b)(c)(e)	100,000	100,000
BX Commerical Mortgage Trust floater sequential payer Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1025% 6/15/38 (b)(c)(e)	176,549	174,894
BX Trust floater:
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4826% 8/15/39 (b)(c)(e)	99,231	99,480
Series 2022-IND Class B, CME Term SOFR 1 Month Index + 1.940% 7.2576% 4/15/37 (b)(c)(e)	7,655	7,653
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	94,245	84,560
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 6.038% 1/15/41 (b)(c)	100,000	98,500
Extended Stay America Trust floater Series 2021-ESH Class D, CME Term SOFR 1 Month Index + 2.360% 7.6825% 7/15/38 (b)(c)(e)	91,533	91,389
GS Mortgage Securities Trust floater Series 2021-IP Class C, CME Term SOFR 1 Month Index + 1.660% 6.9825% 10/15/36 (b)(c)(e)	100,000	96,001
LIFE Mortgage Trust floater Series 2021-BMR Class E, CME Term SOFR 1 Month Index + 1.860% 7.1825% 3/15/38 (b)(c)(e)	98,297	95,840
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4067% 10/15/28 (b)(c)(e)	95,686	96,046
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1556% 10/15/28 (b)(c)(e)	95,686	96,102
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9165% 10/15/36 (b)(c)(e)	65,835	64,848
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.009% 7/15/36 (b)(c)(e)	10,000	9,881
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1629% 11/15/38 (b)(c)(e)	95,686	95,253
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5119% 11/15/38 (b)(c)(e)	95,686	94,730
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0103% 11/15/38 (b)(c)(e)	95,686	94,430
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,097,878)		2,088,408

Money Market Funds - 13.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $6,576,389)	6,575,074	6,576,389

TOTAL INVESTMENT IN SECURITIES - 119.6% (Cost $59,257,011)	58,282,746
NET OTHER ASSETS (LIABILITIES) - (19.6)%	(9,534,193)
NET ASSETS - 100.0%	48,748,553

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/54	(200,000)	(162,761)
2% 3/1/54	(150,000)	(122,071)
2% 3/1/54	(25,000)	(20,345)
2% 3/1/54	(75,000)	(61,035)
2% 3/1/54	(325,000)	(264,487)
3% 3/1/54	(150,000)	(131,542)
3% 3/1/54	(25,000)	(21,924)
6.5% 3/1/54	(50,000)	(50,684)
6.5% 3/1/54	(50,000)	(50,684)

TOTAL GINNIE MAE		(885,533)

Uniform Mortgage Backed Securities
2% 3/1/54	(650,000)	(510,933)
2% 3/1/54	(125,000)	(98,256)
2% 3/1/54	(150,000)	(117,908)
2% 3/1/54	(100,000)	(78,605)
2% 3/1/54	(350,000)	(275,118)
2% 3/1/54	(75,000)	(58,954)
2.5% 3/1/54	(600,000)	(492,938)
3% 3/1/54	(600,000)	(513,328)
3% 3/1/54	(75,000)	(64,166)
5.5% 3/1/54	(25,000)	(24,732)
5.5% 3/1/54	(25,000)	(24,732)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(2,259,670)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,153,736)		(3,145,203)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,252,418 or 12.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,456,667	10,143,442	7,023,720	124,240	-	-	6,576,389	0.0%
Total	3,456,667	10,143,442	7,023,720	124,240	-	-	6,576,389

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	13,979,303	-	13,979,303	-

U.S. Government and Government Agency Obligations	21,391,782	-	21,391,782	-

U.S. Government Agency - Mortgage Securities	11,228,754	-	11,228,754	-

Asset-Backed Securities	3,018,110	-	3,018,110	-

Commercial Mortgage Securities	2,088,408	-	2,088,408	-

Money Market Funds	6,576,389	6,576,389	-	-
Total Investments in Securities:	58,282,746	6,576,389	51,706,357	-
Other Financial Instruments:
TBA Sale Commitments	(3,145,203)	-	(3,145,203)	-
Total Other Financial Instruments:	(3,145,203)	-	(3,145,203)	-
Fidelity® Investment Grade Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $52,680,622)	$51,706,357
Fidelity Central Funds (cost $6,576,389)	6,576,389

Total Investment in Securities (cost $59,257,011)		$58,282,746
Cash		62,421
Receivable for investments sold		99,332
Receivable for TBA sale commitments		3,153,736
Receivable for fund shares sold		2,117,259
Interest receivable		379,943
Distributions receivable from Fidelity Central Funds		28,639
Total assets		64,124,076
Liabilities
Payable for investments purchased
Regular delivery	$2,044,329
Delayed delivery	9,999,334
TBA sale commitments, at value	3,145,203
Distributions payable	172,700
Accrued management fee	13,957
Total Liabilities		15,375,523
Net Assets		$48,748,553
Net Assets consist of:
Paid in capital		$50,269,528
Total accumulated earnings (loss)		(1,520,975)
Net Assets		$48,748,553
Net Asset Value, offering price and redemption price per share ($48,748,553 ÷ 1,150,000 shares)		$42.39
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$747,717
Income from Fidelity Central Funds		124,240
Total Income		871,957
Expenses
Management fee	$65,277
Independent trustees' fees and expenses	50
Miscellaneous	2,314
Total expenses before reductions	67,641
Expense reductions	(1,930)
Total expenses after reductions		65,711
Net Investment income (loss)		806,246
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(168,377)
Total net realized gain (loss)		(168,377)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	207,298
TBA Sale commitments	12,424
Total change in net unrealized appreciation (depreciation)		219,722
Net gain (loss)		51,345
Net increase (decrease) in net assets resulting from operations		$857,591
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$806,246	$537,159
Net realized gain (loss)	(168,377)	(230,687)
Change in net unrealized appreciation (depreciation)	219,722	(416,133)
Net increase (decrease) in net assets resulting from operations	857,591	(109,661)
Distributions to shareholders	(797,400)	(532,050)

Share transactions
Proceeds from sales of shares	19,157,445	23,565,192

Net increase (decrease) in net assets resulting from share transactions	19,157,445	23,565,192
Total increase (decrease) in net assets	19,217,636	22,923,481

Net Assets
Beginning of period	29,530,917	6,607,436
End of period	$48,748,553	$29,530,917

Other Information
Shares
Sold	450,000	550,000
Net increase (decrease)	450,000	550,000

Financial Highlights
Fidelity® Investment Grade Bond ETF

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$42.19	$44.05	$50.76	$50.00
Income from Investment Operations
Net investment income (loss) B,C	.933	1.615	.788	.287
Net realized and unrealized gain (loss)	.166	(1.987)	(6.657)	.790
Total from investment operations	1.099	(.372)	(5.869)	1.077
Distributions from net investment income	(.899)	(1.488)	(.841)	(.317)
Total distributions	(.899)	(1.488)	(.841)	(.317)
Net asset value, end of period	$42.39	$42.19	$44.05	$50.76
Total Return D,E,F	2.65%	(.83)%	(11.65)%	2.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.37% I,J	.36%	.36%	.36% I
Expenses net of fee waivers, if any	.36% I,J	.36%	.36%	.36% I
Expenses net of all reductions	.36% I,J	.36%	.36%	.36% I
Net investment income (loss)	4.45% I,J	3.80%	1.65%	1.14% I
Supplemental Data
Net assets, end of period (000 omitted)	$48,749	$29,531	$6,607	$10,151
Portfolio turnover rate K	348% I,L	190%	37% L	19% M

AFor the period March 2, 2021 (commencement of operations) through August 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FBased on net asset value.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

MAmount not annualized.

Fidelity® Investment Grade Securitized ETF
Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (44.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (44.4)%
Written options - (3.3)%
Futures and Swaps - (2.6)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Fidelity® Investment Grade Securitized ETF
Schedule of Investments February 29, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 16.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.625% 2/15/53	34,000	29,726
3.625% 5/15/53	26,000	22,748
3.875% 5/15/43	8,000	7,311
4.125% 8/15/53	17,000	16,275
4.375% 8/15/43	59,000	57,765
U.S. Treasury Notes:
3.375% 5/15/33	10,000	9,329
3.75% 12/31/30	5,000	4,845
3.875% 8/15/33	16,000	15,523
4% 1/15/27	72,000	71,156
4.375% 12/15/26	20,000	19,959
4.375% 11/30/30	134,000	134,712
4.625% 10/15/26	25,000	25,082
4.625% 11/15/26	113,000	113,424
TOTAL U.S. TREASURY OBLIGATIONS (Cost $531,081)		527,855

U.S. Government Agency - Mortgage Securities - 132.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 26.4%
1.5% 1/1/37 to 1/1/51	118,185	96,388
2% 11/1/40 to 11/1/41	81,434	68,525
2.5% 12/1/32 to 1/1/52	212,942	185,307
3% 11/1/34 to 6/1/51	68,398	62,337
3.5% 3/1/45 to 7/1/51	148,363	134,707
4% 5/1/40 to 6/1/52	63,313	59,366
4.5% 7/1/47 to 12/1/48	85,129	82,917
5% 10/1/52 to 12/1/52 (b)(c)	92,644	90,469
6% 11/1/52	23,107	23,323
6.5% 9/1/53	24,755	25,587
TOTAL FANNIE MAE		828,926
Freddie Mac - 24.5%
1.5% 1/1/51 to 4/1/51	111,399	83,601
2% 6/1/35 to 11/1/51	314,394	266,383
2.5% 7/1/36 to 2/1/51	317,156	271,896
3% 9/1/34	20,995	19,694
3.5% 8/1/51	40,535	36,483
4% 3/1/49	50,482	47,113
5.5% 3/1/53	46,374	46,672
TOTAL FREDDIE MAC		771,842
Ginnie Mae - 35.4%
2% 5/20/52 to 6/20/52	99,999	81,386
2% 3/1/54 (d)	50,000	40,690
2% 3/1/54 (d)	50,000	40,690
2% 3/1/54 (d)	50,000	40,690
2% 3/1/54 (d)	25,000	20,345
2% 4/1/54 (d)	100,000	81,435
2% 4/1/54 (d)	50,000	40,718
2% 4/1/54 (d)	50,000	40,718
2% 4/1/54 (d)	75,000	61,076
2.5% 7/20/51 to 12/20/51	102,329	86,324
2.5% 3/1/54 (d)	50,000	42,308
2.5% 3/1/54 (d)	50,000	42,308
3% 3/1/54 (d)	25,000	21,924
3% 3/1/54 (d)	75,000	65,771
3% 3/1/54 (d)	25,000	21,924
3% 4/1/54 (d)	50,000	43,879
3% 4/1/54 (d)	25,000	21,939
3.5% 3/1/54 (d)	50,000	45,222
4.5% 4/20/53	24,779	23,676
5% 3/1/54 (d)	25,000	24,418
5.5% 3/1/54 (d)	25,000	24,840
6% 3/1/54 (d)	50,000	50,257
6.5% 3/1/54 (d)	100,000	101,367
6.5% 4/1/54 (d)	50,000	50,648
TOTAL GINNIE MAE		1,114,553
Uniform Mortgage Backed Securities - 46.1%
2% 3/1/54 (d)	25,000	19,651
2% 3/1/54 (d)	25,000	19,651
2% 3/1/54 (d)	100,000	78,605
2% 3/1/54 (d)	50,000	39,303
2% 3/1/54 (d)	100,000	78,605
2% 3/1/54 (d)	50,000	39,303
2% 3/1/54 (d)	25,000	19,651
2% 4/1/54 (d)	100,000	78,707
2% 4/1/54 (d)	25,000	19,677
2% 4/1/54 (d)	50,000	39,353
2% 4/1/54 (d)	100,000	78,707
2% 4/1/54 (d)	25,000	19,677
2.5% 3/1/54 (d)	25,000	20,539
3% 3/1/54 (d)	25,000	21,389
3% 3/1/54 (d)	25,000	21,389
3% 3/1/54 (d)	25,000	21,389
3% 3/1/54 (d)	100,000	85,555
3% 3/1/54 (d)	25,000	21,389
3% 3/1/54 (d)	50,000	42,777
3% 3/1/54 (d)	50,000	42,777
3% 3/1/54 (d)	50,000	42,777
3% 3/1/54 (d)	50,000	42,777
3% 4/1/54 (d)	150,000	128,473
5% 3/1/54 (d)	50,000	48,492
5.5% 3/1/54 (d)	25,000	24,732
5.5% 3/1/54 (d)	50,000	49,465
6% 3/1/54 (d)	50,000	50,219
6% 3/1/54 (d)	50,000	50,219
6% 3/1/54 (d)	50,000	50,219
6.5% 3/1/54 (d)	25,000	25,438
6.5% 3/1/54 (d)	125,000	127,188
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,448,093
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,332,224)		4,163,414

Asset-Backed Securities - 1.3%
	Principal Amount (a)	Value ($)
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	10,000	9,877
CarMax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	7,516	7,512
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	3,679	3,673
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28	10,000	9,867
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	705	704
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	2,000	1,978
Verizon Master Trust Series 2023 2 Class A, 4.89% 4/13/28	6,000	5,968
World Omni Auto Receivables Trust Series 2023 B:
Class A2A, 5.25% 11/16/26	724	723
Class A3, 4.66% 5/15/28	2,000	1,981
TOTAL ASSET-BACKED SECURITIES (Cost $42,092)		42,283

Collateralized Mortgage Obligations - 5.5%
	Principal Amount (a)	Value ($)
Private Sponsor - 4.2%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (e)	70,477	59,822
Cascade Funding Mortgage Trust Series 2021-EBO1 Class A, 0.9849% 11/25/50 (e)(f)	28,416	26,465
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (e)	46,376	45,398
TOTAL PRIVATE SPONSOR		131,685
U.S. Government Agency - 1.3%
Fannie Mae sequential payer Series 2022-3 Class N, 2% 10/25/47	23,168	19,732
Freddie Mac sequential payer Series 2022-5198 Class BA, 2.5% 11/25/47	22,794	20,207
TOTAL U.S. GOVERNMENT AGENCY		39,939
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $186,371)		171,624

Commercial Mortgage Securities - 15.9%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2018-BN14 Class A4, 4.231% 9/15/60	20,000	19,164
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	10,000	10,163
Class A3, 6.26% 4/15/56	10,000	10,314
BX Commercial Mortgage Trust floater Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1216% 10/15/36 (e)(f)(g)	100,000	98,969
Citigroup Commercial Mortgage Trust sequential payer Series 2019-C7 Class A4, 3.102% 12/15/72	15,626	13,897
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C4 Class A3, 3.5438% 11/15/48	19,374	18,843
Freddie Mac:
sequential payer:
Series 2016-K054 Class A2, 2.745% 1/25/26	7,562	7,271
Series 2021-K127 Class A2, 2.108% 1/25/31	10,000	8,468
Series 2022-K141 Class A2, 2.25% 2/25/32	5,000	4,177
Series K058 Class A2, 2.653% 8/25/26	25,000	23,752
Series K065 Class A2, 3.243% 4/25/27	25,000	23,955
Series 2022 K748 Class A2, 2.26% 1/25/29	60,000	53,569
Series K047 Class A2, 3.329% 5/25/25	12,309	12,044
Series K077 Class A2, 3.85% 5/25/28	25,000	24,140
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	6,993	6,848
Morgan Stanley Capital sequential payer Series 2016-UB11 Class A4, 2.782% 8/15/49	10,000	9,300
Morgan Stanley Capital I Trust sequential payer:
Series 2017-HR2 Class A4, 3.587% 12/15/50	15,000	14,076
Series 2018-L1 Class A3, 4.139% 10/15/51	30,000	28,697
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6325% 5/15/31 (e)(f)(g)	100,000	98,001
sequential payer Series 2014-LC16 Class A5, 3.817% 8/15/50	15,250	15,106
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $500,781)		500,754

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h) (Cost $120,790)	120,766	120,790

TOTAL INVESTMENT IN SECURITIES - 175.7% (Cost $5,713,339)	5,526,720
NET OTHER ASSETS (LIABILITIES) - (75.7)%	(2,381,767)
NET ASSETS - 100.0%	3,144,953

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/54	(100,000)	(81,381)
2% 3/1/54	(50,000)	(40,690)
2% 3/1/54	(50,000)	(40,690)
2% 3/1/54	(75,000)	(61,035)
3% 3/1/54	(50,000)	(43,847)
3% 3/1/54	(25,000)	(21,924)
6.5% 3/1/54	(50,000)	(50,684)

TOTAL GINNIE MAE		(340,251)

Uniform Mortgage Backed Securities
2% 3/1/54	(100,000)	(78,605)
2% 3/1/54	(25,000)	(19,651)
2% 3/1/54	(25,000)	(19,651)
2% 3/1/54	(50,000)	(39,303)
2% 3/1/54	(100,000)	(78,605)
2% 3/1/54	(25,000)	(19,651)
2.5% 3/1/54	(25,000)	(20,539)
3% 3/1/54	(150,000)	(128,332)
3% 3/1/54	(25,000)	(21,389)
6% 3/1/54	(50,000)	(50,219)
6.5% 3/1/54	(50,000)	(50,875)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(526,820)

TOTAL TBA SALE COMMITMENTS (Proceeds $868,257)		(867,071)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675%, expiring September 2033.	9/20/28	50,000	(1,943)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	50,000	(2,092)

TOTAL WRITTEN SWAPTIONS			(4,035)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	Jun 2024	106,906	198	198

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2	Jun 2024	220,875	(801)	(801)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2	Jun 2024	238,500	(2,348)	(2,348)

TOTAL SOLD					(3,149)

TOTAL FUTURES CONTRACTS					(2,951)
The notional amount of futures purchased as a percentage of Net Assets is 3.4%
The notional amount of futures sold as a percentage of Net Assets is 14.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $700,462.
Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	1,000	159	(277)	(118)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	3,000	478	(872)	(394)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	5,000	797	(1,475)	(678)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	3,000	478	(739)	(261)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	4,000	638	(939)	(301)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly	5,000	685	(821)	(136)

TOTAL BUY PROTECTION							3,235	(5,123)	(1,888)
Sell Protection
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	10,000	(150)	269	119

TOTAL CREDIT DEFAULT SWAPS							3,085	(4,854)	(1,769)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2026	269,000	1,360	0	1,360
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.5%	Annual	LCH	Mar 2027	60,000	329	0	329
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2029	58,000	389	0	389
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2031	37,000	249	0	249
TOTAL INTEREST RATE SWAPS							2,327	0	2,327

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

For the period, the average monthly notional amount at value for swaps in the aggregate was $356,833.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $43,971.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $16,225.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $328,655 or 10.5% of net assets.

(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	115,924	820,952	816,086	2,890	-	-	120,790	0.0%
Total	115,924	820,952	816,086	2,890	-	-	120,790

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	527,855	-	527,855	-

U.S. Government Agency - Mortgage Securities	4,163,414	-	4,163,414	-

Asset-Backed Securities	42,283	-	42,283	-

Collateralized Mortgage Obligations	171,624	-	171,624	-

Commercial Mortgage Securities	500,754	-	500,754	-

Money Market Funds	120,790	120,790	-	-
Total Investments in Securities:	5,526,720	120,790	5,405,930	-
Derivative Instruments: Assets
Futures Contracts	198	198	-	-
Swaps	5,562	-	5,562	-
Total Assets	5,760	198	5,562	-
Liabilities
Futures Contracts	(3,149)	(3,149)	-	-
Swaps	(150)	-	(150)	-
Written Swaptions	(4,035)	-	(4,035)	-
Total Liabilities	(7,334)	(3,149)	(4,185)	-
Total Derivative Instruments:	(1,574)	(2,951)	1,377	-
Other Financial Instruments:
TBA Sale Commitments	(867,071)	-	(867,071)	-
Total Other Financial Instruments:	(867,071)	-	(867,071)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	3,235	(150)
Total Credit Risk	3,235	(150)
Interest Rate Risk
Futures Contracts (b)	198	(3,149)
Swaps (c)	2,327	0
Written Swaptions (d)	0	(4,035)
Total Interest Rate Risk	2,525	(7,184)
Total Value of Derivatives	5,760	(7,334)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(c)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).

(d)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Fidelity® Investment Grade Securitized ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,592,549)	$5,405,930
Fidelity Central Funds (cost $120,790)	120,790

Total Investment in Securities (cost $5,713,339)		$5,526,720
Cash		41,021
Receivable for investments sold		8,085
Receivable for premium on written options		4,180
Receivable for TBA sale commitments		868,257
Interest receivable		10,548
Distributions receivable from Fidelity Central Funds		308
Receivable for daily variation margin on centrally cleared swaps		836
Bi-lateral OTC swaps, at value		3,235
Total assets		6,463,190
Liabilities
Payable for investments purchased
Regular delivery	$49,013
Delayed delivery	2,386,589
TBA sale commitments, at value	867,071
Distributions payable	9,225
Bi-lateral OTC swaps, at value	150
Accrued management fee	955
Payable for daily variation margin on futures contracts	1,172
Written options, at value (premium receivable $4,180)	4,035
Other payables and accrued expenses	27
Total Liabilities		3,318,237
Net Assets		$3,144,953
Net Assets consist of:
Paid in capital		$3,980,473
Total accumulated earnings (loss)		(835,520)
Net Assets		$3,144,953
Net Asset Value, offering price and redemption price per share ($3,144,953 ÷ 75,000 shares)		$41.93
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$61,265
Income from Fidelity Central Funds		2,890
Total Income		64,155
Expenses
Management fee	$5,590
Independent trustees' fees and expenses	5
Miscellaneous	130
Total expenses before reductions	5,725
Expense reductions	(265)
Total expenses after reductions		5,460
Net Investment income (loss)		58,695
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(31,021)
Futures contracts	7,750
Swaps	(12,655)
Total net realized gain (loss)		(35,926)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	34,297
Futures contracts	4,996
Swaps	4,768
Written options	145
TBA Sale commitments	7,077
Total change in net unrealized appreciation (depreciation)		51,283
Net gain (loss)		15,357
Net increase (decrease) in net assets resulting from operations		$74,052
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,695	$102,386
Net realized gain (loss)	(35,926)	(141,914)
Change in net unrealized appreciation (depreciation)	51,283	(29,804)
Net increase (decrease) in net assets resulting from operations	74,052	(69,332)
Distributions to shareholders	(55,425)	(103,575)

Share transactions

Total increase (decrease) in net assets	18,627	(172,907)

Net Assets
Beginning of period	3,126,326	3,299,233
End of period	$3,144,953	$3,126,326

Financial Highlights
Fidelity® Investment Grade Securitized ETF

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$41.68	$43.99	$49.93	$50.00
Income from Investment Operations
Net investment income (loss) B,C	.783	1.365	.301	.023
Net realized and unrealized gain (loss)	.206	(2.294)	(5.501)	.160
Total from investment operations	.989	(.929)	(5.200)	.183
Distributions from net investment income	(.739)	(1.381)	(.300)	(.078) D
Distributions from net realized gain	-	-	-	(.027) D
Distributions from tax return of capital	-	-	(.440)	(.145)
Total distributions	(.739)	(1.381)	(.740)	(.250)
Net asset value, end of period	$41.93	$41.68	$43.99	$49.93
Total Return E,F,G	2.41%	(2.10)%	(10.49)%	.36%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.37% J,K	.37%	.36%	.36% J
Expenses net of fee waivers, if any	.36% J,K	.36%	.36%	.36% J
Expenses net of all reductions	.35% J,K	.36%	.36%	.36% J
Net investment income (loss)	3.62% J,K	3.22%	.63%	.09% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,145	$3,126	$3,299	$9,986
Portfolio turnover rate L	792% J	865%	141%	65% M

AFor the period March 2, 2021 (commencement of operations) through August 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GBased on net asset value.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MAmount not annualized.

Fidelity® Limited Term Bond ETF
Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Futures - 11.7%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Limited Term Bond ETF
Schedule of Investments February 29, 2024 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 72.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 1.6%
Altice France SA 8.125% 2/1/27 (b)	50,000	45,954
AT&T, Inc. 1.65% 2/1/28	842,000	740,877
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	200,000	188,500
Cogent Communications Group, Inc. 7% 6/15/27 (b)	50,000	49,931
Consolidated Communications, Inc. 5% 10/1/28 (b)	50,000	41,301
NTT Finance Corp.:
0.583% 3/1/24 (b)	268,000	268,000
1.162% 4/3/26 (b)	142,000	130,810
1.591% 4/3/28 (b)	450,000	394,675
Verizon Communications, Inc.:
2.355% 3/15/32	387,000	313,775
3% 3/22/27	290,000	272,965
Zayo Group Holdings, Inc. 4% 3/1/27 (b)	50,000	41,625
		2,488,413
Entertainment - 0.1%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (b)	100,000	95,742
Media - 1.7%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	50,000	46,538
Altice Financing SA 5% 1/15/28 (b)	100,000	88,474
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/1/27 (b)	200,000	189,033
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 6.15% 11/10/26	570,000	574,982
Clear Channel Outdoor Holdings, Inc. 9% 9/15/28 (b)	50,000	52,150
Comcast Corp. 3.95% 10/15/25	181,000	177,844
iHeartCommunications, Inc. 4.75% 1/15/28 (b)	50,000	36,000
Sirius XM Radio, Inc. 3.125% 9/1/26 (b)	150,000	139,865
Univision Communications, Inc. 8% 8/15/28 (b)	50,000	50,267
Warnermedia Holdings, Inc.:
3.638% 3/15/25	132,000	129,215
3.755% 3/15/27	1,071,000	1,013,422
		2,497,790
Wireless Telecommunication Services - 1.2%
Rogers Communications, Inc.:
2.95% 3/15/25	467,000	454,560
3.2% 3/15/27	480,000	451,956
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	430,000	406,931
3.5% 4/15/25	113,000	110,468
4.95% 3/15/28	450,000	447,386
		1,871,301
TOTAL COMMUNICATION SERVICES		6,953,246
CONSUMER DISCRETIONARY - 6.5%
Automobile Components - 0.2%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)	90,000	91,238
Macquarie AirFinance Holdings 8.125% 3/30/29 (b)	100,000	103,975
The Goodyear Tire & Rubber Co. 4.875% 3/15/27	40,000	38,391
		233,604
Automobiles - 3.2%
American Honda Finance Corp. 5.125% 7/7/28	440,000	443,681
Daimler Finance North America LLC:
1.45% 3/2/26 (b)	187,000	173,795
4.8% 3/30/28 (b)	450,000	446,634
5.5% 11/27/24 (b)	170,000	169,906
General Motors Financial Co., Inc.:
1.05% 3/8/24	188,000	187,902
1.25% 1/8/26	106,000	98,225
2.35% 2/26/27	300,000	275,008
5.8% 6/23/28	560,000	568,733
6% 1/9/28	450,000	459,420
Hyundai Capital America:
1% 9/17/24 (b)	213,000	207,480
5.6% 3/30/28 (b)	440,000	444,058
5.8% 6/26/25 (b)	340,000	341,277
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	130,000	121,054
3.95% 6/6/25 (b)	275,000	269,316
4.35% 6/8/27 (b)	460,000	448,578
5.7% 9/12/26 (b)	210,000	211,948
		4,867,015
Distributors - 0.3%
Genuine Parts Co. 1.75% 2/1/25	440,000	424,732
Diversified Consumer Services - 0.2%
Sotheby's 7.375% 10/15/27 (b)	40,000	38,421
TKC Holdings, Inc. 10.5% 5/15/29 (b)	100,000	90,774
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	100,000	97,000
		226,195
Hotels, Restaurants & Leisure - 1.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	50,000	46,639
5.75% 4/15/25 (b)	50,000	49,815
Affinity Interactive 6.875% 12/15/27 (b)	100,000	92,241
Aramark Services, Inc. 5% 4/1/25 (b)	50,000	49,681
Boyd Gaming Corp. 4.75% 12/1/27	50,000	48,030
Caesars Entertainment, Inc.:
6.5% 2/15/32 (b)	50,000	50,374
8.125% 7/1/27 (b)	50,000	51,339
Carnival Corp. 7.625% 3/1/26 (b)	200,000	202,602
Churchill Downs, Inc. 6.75% 5/1/31 (b)	50,000	50,030
International Game Technology PLC 4.125% 4/15/26 (b)	50,000	48,257
Las Vegas Sands Corp. 3.5% 8/18/26	50,000	47,014
Life Time, Inc. 5.75% 1/15/26 (b)	50,000	49,580
Light & Wonder International, Inc. 7% 5/15/28 (b)	50,000	50,236
MGM Resorts International 4.625% 9/1/26	70,000	67,988
NCL Corp. Ltd. 5.875% 3/15/26 (b)	50,000	48,838
Royal Caribbean Cruises Ltd.:
5.5% 8/31/26 (b)	200,000	197,712
5.5% 4/1/28 (b)	100,000	98,172
7.25% 1/15/30 (b)	50,000	51,984
Six Flags Entertainment Corp. 5.5% 4/15/27 (b)	50,000	48,938
Starbucks Corp. 3.8% 8/15/25	126,000	123,378
Viking Cruises Ltd. 9.125% 7/15/31 (b)	50,000	54,129
		1,526,977
Household Durables - 0.1%
Newell Brands, Inc. 5.2% 4/1/26 (c)	50,000	48,553
Tempur Sealy International, Inc. 4% 4/15/29 (b)	50,000	44,817
		93,370
Leisure Products - 0.0%
Mattel, Inc. 5.875% 12/15/27 (b)	50,000	50,032
Specialty Retail - 1.3%
Advance Auto Parts, Inc. 5.95% 3/9/28	239,000	238,765
AutoNation, Inc. 1.95% 8/1/28	540,000	461,864
AutoZone, Inc.:
3.625% 4/15/25	228,000	223,817
6.25% 11/1/28	239,000	248,537
Lowe's Companies, Inc.:
4.4% 9/8/25	175,000	172,848
4.8% 4/1/26	74,000	73,548
O'Reilly Automotive, Inc. 5.75% 11/20/26	120,000	121,698
Ross Stores, Inc. 0.875% 4/15/26	473,000	432,588
Staples, Inc. 7.5% 4/15/26 (b)	50,000	48,071
		2,021,736
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. 4.875% 5/15/26 (b)	50,000	48,251
Tapestry, Inc.:
7% 11/27/26	63,000	64,704
7.35% 11/27/28	251,000	262,547
		375,502
TOTAL CONSUMER DISCRETIONARY		9,819,163
CONSUMER STAPLES - 6.0%
Beverages - 1.2%
Constellation Brands, Inc.:
3.6% 5/9/24	440,000	438,219
3.6% 2/15/28	470,000	444,336
Keurig Dr. Pepper, Inc.:
0.75% 3/15/24	310,000	309,526
4.597% 5/25/28	450,000	443,880
Molson Coors Beverage Co. 3% 7/15/26	223,000	212,392
		1,848,353
Consumer Staples Distribution & Retail - 1.2%
7-Eleven, Inc.:
0.95% 2/10/26 (b)	297,000	273,704
1.3% 2/10/28 (b)	181,000	157,052
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	100,000	95,020
6.5% 2/15/28 (b)	50,000	50,310
Dollar General Corp. 4.625% 11/1/27	432,000	423,735
Dollar Tree, Inc.:
4% 5/15/25	77,000	75,622
4.2% 5/15/28	460,000	443,656
KeHE Distributor / Nextwave 9% 2/15/29 (b)	50,000	50,147
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	186,000	180,879
Performance Food Group, Inc. 5.5% 10/15/27 (b)	50,000	48,967
		1,799,092
Food Products - 1.2%
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc. 2.5% 1/15/27	1,080,000	990,838
JDE Peet's BV:
0.8% 9/24/24 (b)	149,000	144,611
1.375% 1/15/27 (b)	344,000	307,616
McCormick & Co., Inc. 0.9% 2/15/26	390,000	358,612
Post Holdings, Inc. 6.25% 2/15/32 (b)	100,000	100,517
		1,902,194
Personal Care Products - 0.1%
Coty, Inc. 5% 4/15/26 (b)	100,000	98,000
Tobacco - 2.3%
Altria Group, Inc. 2.35% 5/6/25	128,000	123,602
BAT Capital Corp.:
3.222% 8/15/24	249,000	246,062
4.7% 4/2/27	520,000	508,916
BAT International Finance PLC:
1.668% 3/25/26	46,000	42,618
3.95% 6/15/25 (b)	186,000	181,794
5.931% 2/2/29	690,000	704,650
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	250,000	247,320
4.25% 7/21/25 (b)	170,000	166,610
6.125% 7/27/27 (b)	440,000	447,915
Philip Morris International, Inc.:
0.875% 5/1/26	296,000	270,485
2.875% 5/1/24	332,000	330,458
4.875% 2/13/29	200,000	196,580
		3,467,010
TOTAL CONSUMER STAPLES		9,114,649
ENERGY - 5.3%
Energy Equipment & Services - 0.3%
Baker Hughes Co. 2.061% 12/15/26	133,000	122,664
Kodiak Gas Services LLC 7.25% 2/15/29 (b)	50,000	50,904
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	50,000	51,383
Transocean Aquila Ltd. 8% 9/30/28 (b)	100,000	101,875
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 6.875% 4/1/26	50,000	49,932
		376,758
Oil, Gas & Consumable Fuels - 5.0%
Altus Midstream LP 6.625% 12/15/28 (b)	50,000	50,615
Buckeye Partners LP:
4.125% 3/1/25 (b)	50,000	48,895
4.125% 12/1/27	100,000	93,070
Canadian Natural Resources Ltd. 2.05% 7/15/25	143,000	136,459
Cheniere Energy, Inc. 4.625% 10/15/28	50,000	47,994
Citgo Petroleum Corp. 6.375% 6/15/26 (b)	50,000	50,312
CrownRock LP/CrownRock Finance, Inc. 5.625% 10/15/25 (b)	50,000	49,753
CVR Energy, Inc. 8.5% 1/15/29 (b)	50,000	50,313
DCP Midstream Operating LP 5.625% 7/15/27	440,000	441,481
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)(d)	45,000	45,048
EG Global Finance PLC 12% 11/30/28 (b)	100,000	105,575
Enbridge, Inc.:
1.6% 10/4/26	320,000	292,526
2.5% 2/14/25	116,000	112,747
5.9% 11/15/26	167,000	170,122
Energy Transfer LP:
2.9% 5/15/25	373,000	361,164
4.5% 4/15/24	322,000	321,431
5.5% 6/1/27	440,000	441,508
EnLink Midstream Partners LP 4.85% 7/15/26	50,000	48,751
Enterprise Products Operating LP 5.05% 1/10/26	325,000	324,777
EQM Midstream Partners LP 7.5% 6/1/27 (b)	50,000	51,155
Equinor ASA:
1.75% 1/22/26	83,000	78,160
2.875% 4/6/25	305,000	297,705
Genesis Energy LP/Genesis Energy Finance Corp. 8% 1/15/27	100,000	100,692
Global Partners LP/GLP Finance Corp. 7% 8/1/27	150,000	150,048
Hess Corp. 4.3% 4/1/27	480,000	468,281
Hess Midstream Operations LP 5.625% 2/15/26 (b)	50,000	49,293
Kinder Morgan, Inc. 4.3% 3/1/28	250,000	242,493
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6% 8/1/26 (b)	50,000	49,014
MPLX LP:
1.75% 3/1/26	159,000	148,332
4.25% 12/1/27	460,000	445,195
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	150,000	144,831
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125% 2/15/29 (b)	50,000	50,471
Occidental Petroleum Corp.:
5.875% 9/1/25	150,000	150,360
8.5% 7/15/27	50,000	54,236
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	50,000	51,234
PDC Energy, Inc. 5.75% 5/15/26	50,000	49,930
Petroleos Mexicanos:
6.49% 1/23/27	420,000	392,570
6.5% 3/13/27	600,000	559,590
Phillips 66 Co.:
1.3% 2/15/26	296,000	273,903
3.85% 4/9/25	77,000	75,687
Range Resources Corp. 4.875% 5/15/25	50,000	49,309
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	50,000	51,105
SM Energy Co. 6.625% 1/15/27	50,000	49,798
Southwestern Energy Co. 5.7% 1/23/25 (c)	50,000	49,729
Sunoco LP/Sunoco Finance Corp. 6% 4/15/27	50,000	49,816
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)	50,000	49,350
The Williams Companies, Inc. 5.4% 3/2/26	101,000	101,235
Valero Energy Corp. 2.85% 4/15/25	99,000	96,147
Western Gas Partners LP 6.35% 1/15/29	58,000	59,869
		7,632,079
TOTAL ENERGY		8,008,837
FINANCIALS - 28.6%
Banks - 17.6%
ABN AMRO Bank NV 1.542% 6/16/27 (b)(e)	186,000	168,572
Banco Santander SA 1.722% 9/14/27 (e)	400,000	361,909
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (e)(f)	800,000	794,937
0.976% 4/22/25 (e)	200,000	198,535
1.197% 10/24/26 (e)	426,000	396,892
1.319% 6/19/26 (e)	454,000	429,716
1.734% 7/22/27 (e)	410,000	375,962
2.015% 2/13/26 (e)	192,000	185,492
5.819% 9/15/29 (e)	320,000	326,105
Bank of America NA 5.526% 8/18/26	500,000	504,945
Bank of Montreal 5.266% 12/11/26	400,000	401,012
Bank of Nova Scotia:
5.35% 12/7/26	500,000	501,818
5.45% 6/12/25	200,000	200,089
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)	293,000	289,590
Barclays PLC:
2.279% 11/24/27 (e)	420,000	383,860
2.852% 5/7/26 (e)	300,000	290,030
BNP Paribas SA U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(e)(f)	333,000	307,981
BPCE SA:
1.652% 10/6/26 (b)(e)	198,000	185,100
2.045% 10/19/27 (b)(e)	378,000	343,049
Canadian Imperial Bank of Commerce:
3.945% 8/4/25	243,000	238,234
5.926% 10/2/26	500,000	509,287
Capital One NA 2.28% 1/28/26 (e)	177,000	171,207
Citigroup, Inc.:
1.122% 1/28/27 (e)	455,000	419,324
2.014% 1/25/26 (e)	390,000	376,804
3.106% 4/8/26 (e)	473,000	460,376
3.887% 1/10/28 (e)	500,000	480,561
4.075% 4/23/29 (e)	340,000	324,496
Danske Bank A/S:
6.259% 9/22/26 (b)(e)	376,000	379,876
6.466% 1/9/26 (b)(e)	150,000	150,592
DNB Bank ASA:
1.535% 5/25/27 (b)(e)	381,000	349,528
1.605% 3/30/28 (b)(e)	549,000	488,724
HSBC Holdings PLC:
0.976% 5/24/25 (e)	100,000	98,869
1.589% 5/24/27 (e)	110,000	100,709
3.803% 3/11/25 (e)	250,000	249,874
4.041% 3/13/28 (e)	500,000	479,331
4.292% 9/12/26 (e)	500,000	490,075
5.21% 8/11/28 (e)	342,000	338,683
Huntington Bancshares, Inc. 4.443% 8/4/28 (e)	314,000	301,567
Huntington National Bank 5.699% 11/18/25 (e)	148,000	146,770
ING Groep NV 1.726% 4/1/27 (e)	181,000	167,553
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	357,000	353,741
JPMorgan Chase & Co.:
0.824% 6/1/25 (e)	189,000	186,509
1.04% 2/4/27 (e)	600,000	552,929
1.045% 11/19/26 (e)	198,000	184,097
1.47% 9/22/27 (e)	265,000	240,788
3.54% 5/1/28 (e)	500,000	475,271
4.323% 4/26/28 (e)	750,000	731,887
5.04% 1/23/28 (e)	300,000	298,405
6.07% 10/22/27 (e)	500,000	509,610
KeyCorp 3.878% 5/23/25 (e)	173,000	171,242
Lloyds Banking Group PLC:
2.438% 2/5/26 (e)	200,000	193,744
5.871% 3/6/29 (e)	320,000	323,041
5.985% 8/7/27 (e)	230,000	231,612
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	450,000	426,208
1.538% 7/20/27 (e)	300,000	274,469
1.64% 10/13/27 (e)	160,000	145,872
2.193% 2/25/25	190,000	184,013
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (e)	80,000	73,107
1.554% 7/9/27 (e)	100,000	91,735
Morgan Stanley Bank, West Valley City Utah:
4.754% 4/21/26	297,000	295,115
5.882% 10/30/26	400,000	407,353
NatWest Group PLC:
3.073% 5/22/28 (e)	290,000	269,088
5.847% 3/2/27 (e)	415,000	416,705
NatWest Markets PLC 0.8% 8/12/24 (b)	377,000	368,885
PNC Financial Services Group, Inc. 5.354% 12/2/28 (e)	90,000	90,038
Rabobank Nederland 1.98% 12/15/27 (b)(e)	375,000	340,193
Regions Financial Corp. 2.25% 5/18/25	166,000	158,955
Royal Bank of Canada 1.15% 6/10/25	247,000	234,559
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (e)	218,000	197,139
3.45% 6/2/25	545,000	528,411
5.807% 9/9/26 (e)	250,000	249,673
Societe Generale:
1.488% 12/14/26 (b)(e)	208,000	191,835
1.792% 6/9/27 (b)(e)	416,000	378,907
2.625% 10/16/24 (b)	200,000	196,088
3.875% 3/28/24 (b)	343,000	342,434
Sumitomo Mitsui Financial Group, Inc.:
1.402% 9/17/26	325,000	296,120
1.474% 7/8/25	190,000	180,567
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 7.160% 7.161% 10/30/29 (e)(f)	300,000	317,512
5.9% 10/28/26 (e)	390,000	391,670
Wells Fargo & Co.:
2.164% 2/11/26 (e)	104,000	100,593
2.406% 10/30/25 (e)	356,000	348,315
3.526% 3/24/28 (e)	400,000	379,249
4.3% 7/22/27	171,000	165,997
6.303% 10/23/29 (e)	500,000	518,241
Western Alliance Bancorp. 3% 6/15/31 (e)	50,000	43,850
Westpac Banking Corp. 4.11% 7/24/34 (e)	245,000	223,794
		26,647,600
Capital Markets - 4.3%
Ares Capital Corp. 3.25% 7/15/25	250,000	240,129
Athene Global Funding:
1% 4/16/24 (b)	170,000	168,979
1.73% 10/2/26 (b)	360,000	323,882
5.339% 1/15/27 (b)	250,000	248,624
Bank of New York Mellon Corp. 3.85% 4/28/28	420,000	405,599
Blackstone Private Credit Fund 4.7% 3/24/25	150,000	147,672
Deutsche Bank AG New York Branch:
0.898% 5/28/24	125,000	123,676
2.129% 11/24/26 (e)	388,000	363,629
2.311% 11/16/27 (e)	217,000	197,132
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8569% 9/10/24 (e)(f)	160,000	160,069
2.64% 2/24/28 (e)	1,490,000	1,379,940
3.272% 9/29/25 (e)	266,000	262,286
Intercontinental Exchange, Inc.:
3.65% 5/23/25	221,000	216,616
4% 9/15/27	282,000	271,658
Morgan Stanley:
2.475% 1/21/28 (e)	270,000	249,776
2.72% 7/22/25 (e)	144,000	142,252
3.591% 7/22/28 (e)	520,000	492,235
3.772% 1/24/29 (e)	500,000	472,755
Nomura Holdings, Inc. 1.653% 7/14/26	100,000	91,530
S&P Global, Inc. 2.45% 3/1/27	218,000	203,231
State Street Corp. 2.901% 3/30/26 (e)	16,000	15,574
UBS AG London Branch:
1.25% 6/1/26	100,000	91,686
1.375% 1/13/25 (b)	15,000	14,467
UBS Group AG:
1.305% 2/2/27 (b)(e)	100,000	91,938
2.593% 9/11/25 (b)(e)	220,000	216,222
		6,591,557
Consumer Finance - 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	162,000	157,620
1.75% 1/30/26	145,000	134,712
2.45% 10/29/26	151,000	139,281
6.1% 1/15/27	450,000	455,623
Ally Financial, Inc.:
4.75% 6/9/27	530,000	514,796
5.125% 9/30/24	207,000	206,090
6.848% 1/3/30 (e)	300,000	306,608
American Express Co. 5.389% 7/28/27 (e)	390,000	391,076
Capital One Financial Corp.:
1.878% 11/2/27 (e)	420,000	381,209
4.985% 7/24/26 (e)	228,000	225,918
7.149% 10/29/27 (e)	325,000	336,880
Ford Motor Credit Co. LLC:
2.3% 2/10/25	420,000	406,261
6.95% 6/10/26	700,000	713,929
Navient Corp. 6.75% 6/15/26	35,000	35,249
OneMain Finance Corp. 6.875% 3/15/25	100,000	101,000
Synchrony Financial 4.25% 8/15/24	338,000	334,895
Toyota Motor Credit Corp. 5.4% 11/10/25	180,000	181,044
		5,022,191
Financial Services - 1.3%
AIG Global Funding 0.9% 9/22/25 (b)	100,000	93,231
Brixmor Operating Partnership LP 2.25% 4/1/28	177,000	156,602
Corebridge Financial, Inc.:
3.5% 4/4/25	74,000	72,274
3.65% 4/5/27	105,000	99,632
Freedom Mortgage Corp. 7.625% 5/1/26 (b)	40,000	39,810
GGAM Finance Ltd. 7.75% 5/15/26 (b)	100,000	101,625
Gn Bondco LLC 9.5% 10/15/31 (b)	50,000	49,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	150,000	137,813
6.25% 5/15/26	50,000	48,722
Jackson Financial, Inc. 5.17% 6/8/27	228,000	226,521
Nationwide Building Society 6.557% 10/18/27 (b)(e)	400,000	409,459
PayPal Holdings, Inc. 1.65% 6/1/25	230,000	220,130
The Western Union Co. 1.35% 3/15/26	280,000	257,911
		1,913,230
Insurance - 2.0%
Acrisure LLC / Acrisure Finance, Inc. 8.25% 2/1/29 (b)	50,000	49,402
Empower Finance 2020 LP 1.357% 9/17/27 (b)	258,000	227,322
Equitable Financial Life Global Funding:
1.4% 8/27/27 (b)	344,000	297,686
1.7% 11/12/26 (b)	451,000	407,716
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	272,000	255,313
Guardian Life Global Funding:
1.1% 6/23/25 (b)	215,000	203,787
1.4% 7/6/27 (b)	438,000	388,711
New York Life Global Funding 5.45% 9/18/26 (b)	550,000	555,005
Pacific Life Global Funding II 1.2% 6/24/25 (b)	80,000	75,918
Pricoa Global Funding I 2.4% 9/23/24 (b)	117,000	114,940
Protective Life Global Funding 3.218% 3/28/25 (b)	157,000	153,681
RGA Global Funding 2% 11/30/26 (b)	273,000	248,431
Willis Group North America, Inc. 4.65% 6/15/27	120,000	117,772
		3,095,684
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 4.75% 3/15/25	100,000	98,672
TOTAL FINANCIALS		43,368,934
HEALTH CARE - 4.2%
Biotechnology - 0.3%
Amgen, Inc. 5.15% 3/2/28	491,000	491,948
Health Care Equipment & Supplies - 0.4%
Alcon Finance Corp. 2.75% 9/23/26 (b)	200,000	187,740
Boston Scientific Corp.:
1.9% 6/1/25	147,000	140,950
3.45% 3/1/24	319,000	319,000
		647,690
Health Care Providers & Services - 1.6%
Cigna Group:
0.613% 3/15/24	153,000	152,755
3.4% 3/1/27	400,000	380,837
Community Health Systems, Inc. 5.625% 3/15/27 (b)	200,000	182,985
CVS Health Corp.:
4.3% 3/25/28	460,000	446,430
5% 2/20/26	350,000	348,412
HCA Holdings, Inc.:
3.125% 3/15/27	300,000	281,885
5.875% 2/15/26	50,000	50,207
Humana, Inc. 5.75% 12/1/28	500,000	510,650
Tenet Healthcare Corp. 5.125% 11/1/27	150,000	146,830
		2,500,991
Health Care Technology - 0.1%
IQVIA, Inc. 5% 5/15/27 (b)	100,000	97,354
Life Sciences Tools & Services - 0.1%
Revvity, Inc. 0.85% 9/15/24	170,000	165,566
Pharmaceuticals - 1.7%
1375209 BC Ltd. 9% 1/30/28 (b)	50,000	48,878
AstraZeneca Finance LLC 0.7% 5/28/24	310,000	306,471
Bausch Health Companies, Inc.:
5.5% 11/1/25 (b)	100,000	93,061
11% 9/30/28 (b)	50,000	33,625
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	180,000	175,015
4.375% 12/15/28 (b)	470,000	437,811
Bayer U.S. Finance LLC 3.375% 10/8/24 (b)	300,000	295,005
GSK Consumer Healthcare Capital 3.125% 3/24/25	160,000	156,031
Jazz Securities DAC 4.375% 1/15/29 (b)	35,000	32,245
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)	50,000	45,743
Viatris, Inc.:
1.65% 6/22/25	353,000	335,021
2.3% 6/22/27	620,000	560,815
		2,519,721
TOTAL HEALTH CARE		6,423,270
INDUSTRIALS - 6.1%
Aerospace & Defense - 2.0%
Bombardier, Inc. 7.125% 6/15/26 (b)	200,000	201,675
Howmet Aerospace, Inc. 6.875% 5/1/25	150,000	151,572
L3Harris Technologies, Inc. 5.4% 1/15/27	550,000	553,422
Rolls-Royce PLC 5.75% 10/15/27 (b)	50,000	49,755
RTX Corp.:
5% 2/27/26	286,000	285,307
5.75% 11/8/26	181,000	183,589
5.75% 1/15/29	85,000	87,520
The Boeing Co.:
3.2% 3/1/29	540,000	488,539
4.875% 5/1/25	156,000	154,556
5.04% 5/1/27	440,000	435,852
TransDigm, Inc.:
5.5% 11/15/27	250,000	241,250
6.375% 3/1/29 (b)	200,000	200,904
		3,033,941
Building Products - 0.5%
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	50,000	52,375
Carrier Global Corp.:
2.242% 2/15/25	374,000	362,384
5.8% 11/30/25	280,000	281,973
		696,732
Commercial Services & Supplies - 0.8%
APX Group, Inc. 6.75% 2/15/27 (b)	100,000	100,137
Artera Services LLC 8.5% 2/15/31 (b)	50,000	51,078
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	50,000	53,171
CoreCivic, Inc. 8.25% 4/15/26	50,000	51,096
GFL Environmental, Inc. 4% 8/1/28 (b)	70,000	64,181
Madison IAQ LLC 4.125% 6/30/28 (b)	50,000	45,548
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	50,000	46,875
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)	50,000	49,622
Republic Services, Inc.:
0.875% 11/15/25	441,000	409,214
3.375% 11/15/27	320,000	303,719
		1,174,641
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27	50,000	48,978
Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (b)	150,000	148,601
Ground Transportation - 0.2%
Canadian Pacific Railway Co. 1.75% 12/2/26	155,000	142,143
Uber Technologies, Inc. 7.5% 9/15/27 (b)	50,000	51,150
XPO, Inc. 6.25% 6/1/28 (b)	50,000	50,112
		243,405
Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschappij NV 1.2% 3/11/26 (b)	265,000	245,435
Machinery - 0.9%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	350,000	321,060
Otis Worldwide Corp. 2.056% 4/5/25	362,000	348,842
Parker Hannifin Corp.:
3.65% 6/15/24	250,000	248,567
4.25% 9/15/27	242,000	236,840
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)	100,000	96,055
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	161,000	160,913
		1,412,277
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)	50,000	42,627
Passenger Airlines - 0.6%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	248,707	228,912
American Airlines, Inc. 7.25% 2/15/28 (b)	50,000	50,416
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	112,500	111,469
Delta Air Lines, Inc. 2.9% 10/28/24	306,000	299,805
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	163,566	151,504
United Airlines, Inc. 4.375% 4/15/26 (b)	100,000	96,246
		938,352
Professional Services - 0.1%
CoreLogic, Inc. 4.5% 5/1/28 (b)	50,000	44,282
TriNet Group, Inc. 7.125% 8/15/31 (b)	50,000	50,932
		95,214
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
0.8% 8/18/24	421,000	411,182
2.2% 1/15/27	270,000	247,532
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)	50,000	52,425
United Rentals North America, Inc. 3.875% 11/15/27	50,000	47,082
		758,221
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	95,000	92,202
3.95% 7/1/24 (b)	49,000	48,634
5.5% 1/15/26 (b)	202,000	199,911
		340,747
TOTAL INDUSTRIALS		9,179,171
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.1%
HTA Group Ltd. 7% 12/18/25 (b)	100,000	99,088
Hughes Satellite Systems Corp. 5.25% 8/1/26	50,000	42,719
ViaSat, Inc. 5.625% 9/15/25 (b)	50,000	48,529
		190,336
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC/EMC Corp. 5.25% 2/1/28	446,000	449,339
IT Services - 0.0%
Camelot Finance SA 4.5% 11/1/26 (b)	50,000	47,767
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc. 1.95% 2/15/28 (b)	310,000	275,223
Micron Technology, Inc. 4.185% 2/15/27	116,000	112,765
		387,988
Software - 1.4%
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	50,000	51,247
Open Text Corp. 3.875% 2/15/28 (b)	100,000	91,888
Oracle Corp.:
1.65% 3/25/26	230,000	213,615
4.5% 5/6/28	450,000	441,282
5.8% 11/10/25	200,000	201,649
Roper Technologies, Inc. 2.35% 9/15/24	180,000	176,764
SS&C Technologies, Inc. 5.5% 9/30/27 (b)	150,000	146,070
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	50,000	45,847
VMware, Inc.:
1% 8/15/24	421,000	411,927
1.4% 8/15/26	325,000	295,435
		2,075,724
Technology Hardware, Storage & Peripherals - 0.0%
Western Digital Corp. 4.75% 2/15/26	55,000	53,900
TOTAL INFORMATION TECHNOLOGY		3,205,054
MATERIALS - 2.1%
Chemicals - 1.7%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)	50,000	51,872
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (b)	443,000	412,846
LSB Industries, Inc. 6.25% 10/15/28 (b)	50,000	47,414
LYB International Finance III LLC 1.25% 10/1/25	204,000	190,624
Methanex Corp. 5.125% 10/15/27	50,000	48,039
NOVA Chemicals Corp.:
5% 5/1/25 (b)	100,000	97,657
5.25% 6/1/27 (b)	50,000	46,311
Nutrien Ltd.:
4.9% 3/27/28	600,000	595,078
5.9% 11/7/24	313,000	313,414
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (b)	65,000	59,102
SPCM SA 3.125% 3/15/27 (b)	50,000	46,370
The Chemours Co. LLC 5.375% 5/15/27	100,000	91,349
The Mosaic Co. 5.375% 11/15/28	500,000	503,705
Tronox, Inc. 4.625% 3/15/29 (b)	50,000	44,257
		2,548,038
Construction Materials - 0.0%
VM Consolidated, Inc. 5.5% 4/15/29 (b)	50,000	47,123
Containers & Packaging - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (b)	50,000	46,127
5.25% 8/15/27 (b)	50,000	36,256
Berry Global, Inc. 4.875% 7/15/26 (b)	50,000	48,821
BWAY Holding Co.:
7.875% 8/15/26 (b)	50,000	50,666
9.25% 4/15/27 (b)	50,000	48,622
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)	50,000	50,675
Sealed Air Corp. 5% 4/15/29 (b)	150,000	142,093
Trivium Packaging Finance BV 8.5% 8/15/27 (b)	50,000	48,742
		472,002
Metals & Mining - 0.1%
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	50,000	48,182
Mineral Resources Ltd. 9.25% 10/1/28 (b)	70,000	73,413
Novelis Corp. 3.25% 11/15/26 (b)	50,000	46,368
		167,963
TOTAL MATERIALS		3,235,126
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp. 1.3% 9/15/25	129,000	121,285
Boston Properties, Inc. 3.2% 1/15/25	295,000	288,382
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC 5.75% 5/15/26 (b)	100,000	96,449
Crown Castle, Inc.:
1.35% 7/15/25	27,000	25,548
5% 1/11/28	450,000	443,183
Healthcare Realty Holdings LP 3.5% 8/1/26	450,000	428,018
Iron Mountain, Inc. 4.875% 9/15/27 (b)	50,000	47,955
Kite Realty Group Trust 4% 3/15/25	150,000	146,769
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	100,000	89,042
Realty Income Corp.:
2.1% 3/15/28	359,000	318,636
2.2% 6/15/28	24,000	21,302
SBA Communications Corp. 3.875% 2/15/27	100,000	94,359
Service Properties Trust 7.5% 9/15/25	50,000	50,656
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 6.5% 2/15/29 (b)	150,000	115,489
Ventas Realty LP:
2.65% 1/15/25	199,000	193,489
3% 1/15/30	426,000	371,867
3.5% 4/15/24	129,000	128,615
Vornado Realty LP 2.15% 6/1/26	80,000	71,791
Welltower OP LLC 3.625% 3/15/24	110,000	109,903
		3,162,738
Real Estate Management & Development - 0.0%
Brandywine Operating Partnership LP 4.1% 10/1/24	19,000	18,785
TOTAL REAL ESTATE		3,181,523
UTILITIES - 4.8%
Electric Utilities - 1.8%
Cleco Corporate Holdings LLC 3.743% 5/1/26	230,000	220,962
Duke Energy Corp. 4.3% 3/15/28	755,000	733,510
Eversource Energy 5.45% 3/1/28	360,000	361,868
Exelon Corp. 2.75% 3/15/27	54,000	50,232
FirstEnergy Corp.:
1.6% 1/15/26	29,000	26,826
2.05% 3/1/25	138,000	132,911
Georgia Power Co. 4.65% 5/16/28	264,000	260,182
NextEra Energy Partners LP 7.25% 1/15/29 (b)	50,000	50,825
Pennsylvania Electric Co. 5.15% 3/30/26 (b)	189,000	187,258
PG&E Corp. 5% 7/1/28	50,000	47,689
Southern Co. 5.5% 3/15/29	226,000	229,214
Vistra Operations Co. LLC:
5% 7/31/27 (b)	320,000	306,725
7.75% 10/15/31 (b)	50,000	51,720
		2,659,922
Gas Utilities - 0.3%
CenterPoint Energy Resources Corp. 5.25% 3/1/28	440,000	442,963
Independent Power and Renewable Electricity Producers - 0.6%
Calpine Corp. 5.125% 3/15/28 (b)	50,000	47,532
Emera U.S. Finance LP 0.833% 6/15/24	362,000	356,169
Sunnova Energy Corp. 5.875% 9/1/26 (b)	50,000	40,643
The AES Corp.:
3.3% 7/15/25 (b)	96,000	92,564
5.45% 6/1/28	360,000	358,896
		895,804
Multi-Utilities - 2.1%
Dominion Energy, Inc. 1.45% 4/15/26	390,000	360,271
DTE Energy Co.:
4.22% 11/1/24	140,000	138,487
4.875% 6/1/28	450,000	443,596
NiSource, Inc.:
0.95% 8/15/25	314,000	294,576
2.95% 9/1/29	577,000	518,521
5.25% 3/30/28	440,000	441,938
Sempra:
3.3% 4/1/25	181,000	176,710
3.4% 2/1/28	196,000	184,317
WEC Energy Group, Inc.:
4.75% 1/15/28	450,000	444,778
5% 9/27/25	188,000	186,958
		3,190,152
TOTAL UTILITIES		7,188,841
TOTAL NONCONVERTIBLE BONDS (Cost $112,283,754)		109,677,814

U.S. Treasury Obligations - 7.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
3.875% 1/15/26	1,917,400	1,889,987
4.375% 12/15/26	3,256,700	3,250,070
4.375% 11/30/28	2,000,000	2,008,438
4.5% 7/15/26	2,166,600	2,165,077
4.625% 3/15/26 (g)	2,000,000	2,000,078
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,342,552)		11,313,650

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.1%
4.5% 3/1/39 to 9/1/49 (Cost $220,593)	206,996	200,066

Asset-Backed Securities - 9.7%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2019-2 Class A, 3.376% 10/16/39 (b)	143,975	129,944
Series 2021-1A Class A, 2.95% 11/16/41 (b)	179,438	161,990
Series 2021-2A Class A, 2.798% 1/15/47 (b)	349,381	303,989
AIMCO CLO Ltd. Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.4865% 1/17/32 (b)(e)(f)	500,000	500,380
Ari Fleet Lease Trust 2023-B Series 2023-B Class A2, 6.05% 7/15/32 (b)	286,000	288,041
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	392,840	345,711
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	75,000	76,352
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	192,264	190,110
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	193,112	181,523
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6794% 10/20/32 (b)(e)(f)	250,000	250,123
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6756% 7/15/33 (b)(e)(f)	798,000	798,606
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.5512% 7/27/30 (b)(e)(f)	330,784	330,973
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	57,570	56,244
Chase Issuance Trust:
Series 2022-A1 Class A, 3.97% 9/15/27	578,000	567,922
Series 2023-A2 Class A, 5.08% 9/15/30	536,000	542,147
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	91,240	91,780
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	977,500	889,985
Dell Equipment Finance Trust 2 Series 2023-3 Class A3, 5.93% 4/23/29 (b)	193,000	195,385
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	36,797	36,548
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	121,000	122,836
Enterprise Fleet Financing LLC:
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	14,754	14,651
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	72,267	71,478
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (b)	425,000	426,613
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.5794% 1/22/31 (b)(e)(f)	512,000	512,464
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	6,880	6,870
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5781% 7/17/32 (b)(e)(f)	1,070,000	1,072,459
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.3665% 4/15/30 (b)(e)(f)	487,370	487,370
Porsche Financial Auto Securitizati Series 2023-2A Class A3, 5.79% 1/22/29 (b)	168,000	170,004
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(e)	498,594	481,127
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	137,000	133,911
1.884% 7/15/50 (b)	86,000	80,150
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/46 (b)	1,334,113	1,157,760
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	68,375	68,328
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6356% 7/15/32 (b)(e)(f)	791,000	791,524
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.5056% 7/15/30 (b)(e)(f)	683,492	684,174
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A3, 5.38% 6/20/28 (b)	184,000	184,957
Upstart Securitization Trust Series 2021-5 Class A, 1.31% 11/20/31 (b)	25,723	25,632
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (b)	238,484	239,751
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 5.2891% 12/26/50 (b)	36,843	36,596
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	264,273	261,103
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(e)	602,490	579,526
Verizon Master Trust Series 2021-1 Class B, 0.69% 5/20/27	700,000	692,289
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	370,000	373,299
TOTAL ASSET-BACKED SECURITIES (Cost $15,041,962)		14,612,625

Collateralized Mortgage Obligations - 2.5%
	Principal Amount (a)	Value ($)
Private Sponsor - 2.2%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(e)	159,354	155,258
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	388,923	328,691
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(e)	46,447	45,236
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(e)	79,565	74,103
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	118,369	116,804
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	111,750	108,233
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	16,654	16,537
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	568,041	544,617
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(e)	242,088	235,387
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	200,617	174,286
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(e)	458,900	437,228
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	52,835	48,780
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	152,754	142,061
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(e)	384,786	373,195
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	275,009	269,209
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	63,305	56,507
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(e)	85,428	76,331
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	86,543	83,845
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	49,790	48,655
TOTAL PRIVATE SPONSOR		3,334,963
U.S. Government Agency - 0.3%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	32,352	29,526
Series 2019-33 Class N, 3% 3/25/48	249,955	230,889
Series 2019-59 Class AB, 2.5% 10/25/39	84,773	76,320
Freddie Mac planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	120,934	110,017
TOTAL U.S. GOVERNMENT AGENCY		446,752
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,038,899)		3,781,715

Commercial Mortgage Securities - 4.7%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.468% 1/15/39 (b)(e)(f)	174,000	171,716
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	138,000	127,498
Bank of America Commercial Mortgage Trust sequential payer Series 2015-UBS7 Class ASB, 3.429% 9/15/48	211,339	207,764
BBCMS Mortgage Trust sequential payer Series 2017-C1 Class ASB, 3.488% 2/15/50	511,749	497,320
Benchmark Mortgage Trust sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	40,996	39,698
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1825% 9/15/26 (b)(e)(f)	352,000	339,774
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2156% 4/15/37 (b)(e)(f)	566,000	567,750
BX Commercial Mortgage Trust floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2825% 11/15/38 (b)(e)(f)	314,196	312,134
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1216% 10/15/36 (b)(e)(f)	323,000	319,669
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0848% 5/1/38 (b)(e)(f)	226,749	224,490
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3305% 2/15/39 (b)(e)(f)	357,456	354,887
BX Trust floater Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4826% 8/15/39 (b)(e)(f)	130,985	131,313
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	484,805	450,783
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	340,224	305,263
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 11/15/36 (b)(e)(f)	100,000	98,872
Citigroup Commercial Mortgage Trust sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	47,499	46,535
COMM Mortgage Trust sequential payer Series 2020-SBX Class A, 1.67% 1/10/38 (b)	625,000	558,567
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	95,815	88,730
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1335% 11/15/38 (b)(e)(f)	442,485	438,060
GS Mortgage Securities Trust floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 10/15/36 (b)(e)(f)	190,000	187,273
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class A4, 3.8012% 9/15/47	189,000	186,615
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9325% 9/15/29 (b)(e)(f)	82,227	77,305
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 3/15/38 (b)(e)(f)	286,044	282,916
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	106,361	102,323
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	302,000	283,576
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4067% 10/15/28 (b)(e)(f)	97,600	97,966
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1629% 11/15/38 (b)(e)(f)	286,102	284,807
Wells Fargo Commercial Mortgag Trust sequential payer Series 2015-NXS3 Class ASB, 3.371% 9/15/57	116,873	114,435
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	97,285	95,510
Series 2017-RC1 Class ASB, 3.453% 1/15/60	142,590	138,719
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,461,362)		7,132,268

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
United Mexican States 3.25% 4/16/30 (Cost $199,322)	200,000	177,302

Bank Loan Obligations - 1.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
Univision Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 1/31/29 (e)(f)(h)	160,000	159,301
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9351% 6/3/28 (e)(f)(h)	55,000	53,642
Broadline Retail - 0.1%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 3/5/28 (e)(f)(h)	110,000	109,980
Diversified Consumer Services - 0.0%
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6246% 3/4/28 (e)(f)(h)	55,000	49,854
Leisure Products - 0.1%
Hayward Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1907% 5/28/28 (e)(f)(h)	55,000	54,902
Specialty Retail - 0.1%
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5743% 4/1/28 (e)(f)(h)	55,000	43,886
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1763% 12/18/27 (e)(f)(h)	55,000	54,801
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6907% 4/16/28 (e)(f)(h)	55,000	54,328
		153,015
TOTAL CONSUMER DISCRETIONARY		421,393
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6763% 5/16/29 (e)(f)(h)	55,000	49,559
FINANCIALS - 0.2%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 2/13/27 (e)(f)(h)	55,000	55,015
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5857% 4/21/28 (e)(f)(h)	55,000	54,931
		109,946
Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8214% 11/6/30 (e)(f)(h)	55,000	55,010
Asurion LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4263% 8/19/28 (e)(f)(h)	55,000	54,519
USI, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3481% 11/22/29 (e)(f)(h)	55,000	54,931
		164,460
TOTAL FINANCIALS		274,406
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 10/23/28 (e)(f)(h)	35,000	35,002
Health Care Providers & Services - 0.0%
MED ParentCo LP 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6907% 8/31/26 (e)(f)(h)	55,000	54,443
Health Care Technology - 0.1%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5763% 2/15/29 (e)(f)(h)	55,000	54,476
TOTAL HEALTH CARE		143,921
INDUSTRIALS - 0.3%
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8598% 5/17/28 (e)(f)(h)	55,000	49,206
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9481% 4/29/29 (e)(f)(h)	55,000	54,801
		104,007
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9263% 12/21/28 (e)(f)(h)	55,000	55,103
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1763% 5/14/28 (e)(f)(h)	110,000	109,491
LRS Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.6907% 6/28/28 (e)(f)(h)	55,000	54,450
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4234% 4/11/29 (e)(f)(h)	55,000	50,434
		269,478
Construction & Engineering - 0.0%
SRS Distribution, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 6/4/28 (e)(f)(h)	55,000	54,892
TOTAL INDUSTRIALS		428,377
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9263% 12/10/28 (e)(f)(h)	55,000	54,007
MATERIALS - 0.3%
Chemicals - 0.3%
ARC Falcon I, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9263% 9/30/28 (e)(f)(h)	55,000	54,511
Aruba Investment Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4263% 11/24/27 (e)(f)(h)	55,000	54,588
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8214% 11/15/30 (e)(f)(h)	55,000	53,281
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7052% 10/4/29 (e)(f)(h)	55,000	54,673
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9757% 3/15/29 (e)(f)(h)	55,000	52,748
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 11/9/28 (e)(f)(h)	55,000	54,900
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 9/22/28 (e)(f)(h)	55,000	54,918
		379,619
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1013% 4/13/29 (e)(f)(h)	15,000	14,979
TOTAL MATERIALS		394,598
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0763% 1/20/31 (e)(f)(h)	55,000	54,785
TOTAL BANK LOAN OBLIGATIONS (Cost $1,989,508)		1,980,347

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
First Citizens Bank & Trust Co. 2.969% 9/27/25 (e) (Cost $185,000)	185,000	181,375

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (e)(i) (Cost $47,513)	60,000	47,225

Money Market Funds - 10.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (j) (Cost $15,717,551)	15,714,408	15,717,551

TOTAL INVESTMENT IN SECURITIES - 108.8% (Cost $168,528,016)	164,821,938
NET OTHER ASSETS (LIABILITIES) - (8.8)%	(13,363,217)
NET ASSETS - 100.0%	151,458,721

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	22	Jun 2024	4,504,500	2,362	2,362
CBOT 5-Year U.S. Treasury Note Contracts (United States)	124	Jun 2024	13,256,375	24,541	24,541

TOTAL FUTURES CONTRACTS					26,903
The notional amount of futures purchased as a percentage of Net Assets is 11.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $19,247,449.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,932,582 or 32.3% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $234,889.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,892,593	38,808,319	25,983,361	51,077	-	-	15,717,551	0.0%
Total	2,892,593	38,808,319	25,983,361	51,077	-	-	15,717,551

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	109,677,814	-	109,677,814	-

U.S. Government and Government Agency Obligations	11,313,650	-	11,313,650	-

U.S. Government Agency - Mortgage Securities	200,066	-	200,066	-

Asset-Backed Securities	14,612,625	-	14,612,625	-

Collateralized Mortgage Obligations	3,781,715	-	3,781,715	-

Commercial Mortgage Securities	7,132,268	-	7,132,268	-

Foreign Government and Government Agency Obligations	177,302	-	177,302	-

Bank Loan Obligations	1,980,347	-	1,980,347	-

Bank Notes	181,375	-	181,375	-

Preferred Securities	47,225	-	47,225	-

Money Market Funds	15,717,551	15,717,551	-	-
Total Investments in Securities:	164,821,938	15,717,551	149,104,387	-
Derivative Instruments: Assets
Futures Contracts	26,903	26,903	-	-
Total Assets	26,903	26,903	-	-
Total Derivative Instruments:	26,903	26,903	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	26,903	0
Total Interest Rate Risk	26,903	0
Total Value of Derivatives	26,903	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Limited Term Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $152,810,465)	$149,104,387
Fidelity Central Funds (cost $15,717,551)	15,717,551

Total Investment in Securities (cost $168,528,016)		$164,821,938
Interest receivable		1,201,051
Distributions receivable from Fidelity Central Funds		12,909
Receivable for daily variation margin on futures contracts		1,766
Total assets		166,037,664
Liabilities
Payable for investments purchased
Regular delivery	$14,030,765
Delayed delivery	45,000
Distributions payable	471,200
Accrued management fee	31,977
Other payables and accrued expenses	1
Total Liabilities		14,578,943
Net Assets		$151,458,721
Net Assets consist of:
Paid in capital		$163,396,197
Total accumulated earnings (loss)		(11,937,476)
Net Assets		$151,458,721
Net Asset Value, offering price and redemption price per share ($151,458,721 ÷ 3,100,000 shares)		$48.86
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$2,989,345
Income from Fidelity Central Funds		51,077
Total Income		3,040,422
Expenses
Management fee	$201,631
Independent trustees' fees and expenses	274
Total expenses before reductions	201,905
Expense reductions	(630)
Total expenses after reductions		201,275
Net Investment income (loss)		2,839,147
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(811,086)
Redemptions in-kind	(516,714)
Futures contracts	(44,426)
Total net realized gain (loss)		(1,372,226)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,877,891
Futures contracts	(86,686)
Total change in net unrealized appreciation (depreciation)		3,791,205
Net gain (loss)		2,418,979
Net increase (decrease) in net assets resulting from operations		$5,258,126
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,839,147	$6,098,797
Net realized gain (loss)	(1,372,226)	(8,143,543)
Change in net unrealized appreciation (depreciation)	3,791,205	7,912,100
Net increase (decrease) in net assets resulting from operations	5,258,126	5,867,354
Distributions to shareholders	(2,881,200)	(6,097,800)

Share transactions
Proceeds from sales of shares	2,469,295	102,725,889
Cost of shares redeemed	(29,119,861)	(167,087,505)

Net increase (decrease) in net assets resulting from share transactions	(26,650,566)	(64,361,616)
Total increase (decrease) in net assets	(24,273,640)	(64,592,062)

Net Assets
Beginning of period	175,732,361	240,324,423
End of period	$151,458,721	$175,732,361

Other Information
Shares
Sold	50,000	2,150,000
Redeemed	(600,000)	(3,450,000)
Net increase (decrease)	(550,000)	(1,300,000)

Financial Highlights
Fidelity® Limited Term Bond ETF

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$48.15	$48.55	$52.44	$52.52	$51.07	$49.42
Income from Investment Operations
Net investment income (loss) A,B	.853	1.315	.539	.470	1.039	1.344
Net realized and unrealized gain (loss)	.733	(.351)	(3.868)	(.044)	1.495	1.687
Total from investment operations	1.586	.964	(3.329)	.426	2.534	3.031
Distributions from net investment income	(.876)	(1.364)	(.561)	(.486) C	(1.084)	(1.381)
Distributions from net realized gain	-	-	-	(.020) C	-	-
Total distributions	(.876)	(1.364)	(.561)	(.506)	(1.084)	(1.381)
Net asset value, end of period	$48.86	$48.15	$48.55	$52.44	$52.52	$51.07
Total Return D,E,F	3.33%	2.02%	(6.38)%	.83%	5.04%	6.22%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.32%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.25% I	.32%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.25% I	.32%	.36%	.36%	.36%	.36%
Net investment income (loss)	3.53% I	2.73%	1.07%	.90%	2.02%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$151,459	$175,732	$240,324	$283,197	$181,184	$127,663
Portfolio turnover rate J,K	59% I	59%	38%	75%	102%	32%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FBased on net asset value.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JPortfolio turnover rate excludes securities received or delivered in-kind.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Low Duration Bond ETF
Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Low Duration Bond ETF
Schedule of Investments February 29, 2024 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 64.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. 5.539% 2/20/26	30,000	29,985
Verizon Communications, Inc. 3.5% 11/1/24	25,000	24,631
		54,616
Media - 0.6%
Warnermedia Holdings, Inc. 3.788% 3/15/25	30,000	29,408
Wireless Telecommunication Services - 1.7%
Rogers Communications, Inc. 2.95% 3/15/25	30,000	29,201
Sprint Corp. 7.625% 2/15/25	25,000	25,306
T-Mobile U.S.A., Inc. 3.5% 4/15/25	30,000	29,328
		83,835
TOTAL COMMUNICATION SERVICES		167,859
CONSUMER DISCRETIONARY - 5.1%
Automobiles - 3.4%
American Honda Finance Corp. 1.5% 1/13/25	25,000	24,204
BMW U.S. Capital LLC 3.25% 4/1/25 (b)	30,000	29,365
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.949% 10/15/24 (c)(d)	25,000	25,018
3.8% 4/7/25	20,000	19,626
4% 1/15/25	20,000	19,714
Hyundai Capital America:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.6395% 11/3/25 (b)(c)(d)	30,000	30,137
5.875% 4/7/25 (b)	25,000	25,073
		173,137
Specialty Retail - 1.1%
AutoZone, Inc. 3.625% 4/15/25	30,000	29,450
Lowe's Companies, Inc. 3.125% 9/15/24	25,000	24,670
		54,120
Textiles, Apparel & Luxury Goods - 0.6%
Tapestry, Inc. 7.05% 11/27/25	30,000	30,560
TOTAL CONSUMER DISCRETIONARY		257,817
CONSUMER STAPLES - 3.8%
Beverages - 0.6%
Constellation Brands, Inc. 4.75% 11/15/24	30,000	29,829
Consumer Staples Distribution & Retail - 1.1%
Dollar General Corp. 4.25% 9/20/24	25,000	24,789
Dollar Tree, Inc. 4% 5/15/25	30,000	29,463
		54,252
Tobacco - 2.1%
BAT Capital Corp. 2.789% 9/6/24	25,000	24,616
BAT International Finance PLC 3.95% 6/15/25 (b)	25,000	24,435
Philip Morris International, Inc. 5.125% 11/15/24	30,000	29,923
Reynolds American, Inc. 4.45% 6/12/25	30,000	29,540
		108,514
TOTAL CONSUMER STAPLES		192,595
ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Canadian Natural Resources Ltd. 3.9% 2/1/25	25,000	24,593
Enbridge, Inc. 5.969% 3/8/26	30,000	29,992
Energy Transfer LP 5.625% 5/1/27 (b)	30,000	29,731
Enterprise Products Operating LP 3.75% 2/15/25	25,000	24,591
EQT Corp. 6.125% 2/1/25	25,000	25,043
MPLX LP 4.875% 12/1/24	25,000	24,857
Phillips 66 Co. 3.85% 4/9/25	25,000	24,574
Spectra Energy Partners LP 3.5% 3/15/25	25,000	24,503
The Williams Companies, Inc. 3.9% 1/15/25	25,000	24,632
		232,516
FINANCIALS - 32.5%
Banks - 16.5%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.330% 6.667% 4/2/26 (c)(d)	30,000	30,226
0.981% 9/25/25 (c)	30,000	29,208
3.366% 1/23/26 (c)	30,000	29,426
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.060% 6.4131% 6/7/25 (c)(d)	25,000	25,186
1.5% 1/10/25	25,000	24,175
1.85% 5/1/25	25,000	24,025
Bank of Nova Scotia U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 5.9026% 3/2/26 (c)(d)	30,000	29,904
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 6.2719% 4/7/25 (c)(d)	30,000	30,173
2.25% 1/28/25	30,000	29,173
5.144% 4/28/25	30,000	29,895
Citigroup, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.018% 1/25/26 (c)(d)	25,000	25,017
0.981% 5/1/25 (c)	20,000	19,825
3.352% 4/24/25 (c)	25,000	24,905
4.14% 5/24/25 (c)	25,000	24,885
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.2306% 2/24/26 (c)(d)	25,000	25,106
0.824% 6/1/25 (c)	30,000	29,605
1.561% 12/10/25 (c)	30,000	29,054
2.301% 10/15/25 (c)	30,000	29,397
PNC Financial Services Group, Inc. 5.671% 10/28/25 (c)	30,000	29,966
Royal Bank of Canada:
1.15% 6/10/25	30,000	28,489
4.95% 4/25/25	30,000	29,911
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.020% 6.3741% 6/6/25 (c)(d)	25,000	25,165
1.45% 1/10/25	30,000	29,034
3.766% 6/6/25	30,000	29,462
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7522% 6/9/25 (c)(d)	30,000	29,919
4.26% 7/28/26 (c)	25,000	24,491
U.S. Bancorp:
1.45% 5/12/25	30,000	28,706
5.727% 10/21/26 (c)	20,000	20,088
Wells Fargo & Co.:
3% 2/19/25	30,000	29,328
3.908% 4/25/26 (c)	30,000	29,416
		823,160
Capital Markets - 7.1%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.560% 5.8697% 8/19/24 (b)(c)(d)	25,000	24,997
2.5% 1/14/25 (b)	30,000	29,114
Bank of New York Mellon Corp.:
1.6% 4/24/25	30,000	28,822
4.414% 7/24/26 (c)	30,000	29,588
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.8159% 10/21/24 (c)(d)	25,000	25,011
0.855% 2/12/26 (c)	30,000	28,632
3.272% 9/29/25 (c)	40,000	39,442
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.262% 2/18/26 (c)(d)	30,000	30,118
0.79% 5/30/25 (c)	30,000	29,578
2.72% 7/22/25 (c)	30,000	29,636
State Street Corp.:
2.354% 11/1/25 (c)	30,000	29,337
2.901% 3/30/26 (c)	30,000	29,201
		353,476
Consumer Finance - 4.6%
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2876% 3/4/25 (c)(d)	25,000	25,141
2.25% 3/4/25	30,000	29,052
3.95% 8/1/25	30,000	29,474
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.6652% 5/9/25 (c)(d)	25,000	25,030
2.636% 3/3/26 (c)	25,000	24,245
3.2% 2/5/25	25,000	24,445
4.25% 4/30/25	25,000	24,662
John Deere Capital Corp. 2.05% 1/9/25	25,000	24,350
Toyota Motor Credit Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.890% 6.1996% 5/18/26 (c)(d)	25,000	25,247
		231,646
Financial Services - 1.7%
Corebridge Financial, Inc. 3.5% 4/4/25	25,000	24,417
DH Europe Finance II SARL 2.2% 11/15/24	30,000	29,322
The Western Union Co. 2.85% 1/10/25	30,000	29,268
		83,007
Insurance - 2.6%
Equitable Financial Life Global Funding 1.1% 11/12/24 (b)	25,000	24,188
Marsh & McLennan Companies, Inc. 3.5% 3/10/25	25,000	24,543
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9776% 6/4/26 (b)(c)(d)	25,000	24,985
Principal Life Global Funding II 1.375% 1/10/25 (b)	30,000	29,026
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	30,000	29,661
		132,403
TOTAL FINANCIALS		1,623,692
HEALTH CARE - 4.8%
Biotechnology - 0.6%
AbbVie, Inc. 2.6% 11/21/24	30,000	29,379
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 3.363% 6/6/24	25,000	24,838
Health Care Providers & Services - 2.7%
CVS Health Corp. 3.375% 8/12/24	25,000	24,726
Elevance Health, Inc. 3.35% 12/1/24	30,000	29,490
HCA Holdings, Inc.:
5.375% 2/1/25	30,000	29,894
5.875% 2/15/26	25,000	25,104
Humana, Inc. 3.85% 10/1/24	25,000	24,731
		133,945
Pharmaceuticals - 1.0%
Bristol-Myers Squibb Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.7995% 2/20/26 (c)(d)	30,000	30,107
Viatris, Inc. 1.65% 6/22/25	25,000	23,727
		53,834
TOTAL HEALTH CARE		241,996
INDUSTRIALS - 4.2%
Aerospace & Defense - 1.0%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	25,000	24,701
The Boeing Co. 4.875% 5/1/25	25,000	24,769
		49,470
Ground Transportation - 0.6%
Canadian Pacific Railway Co. 1.35% 12/2/24	30,000	29,062
Machinery - 1.6%
Caterpillar Financial Services Corp. 2.15% 11/8/24	30,000	29,350
Parker Hannifin Corp.:
3.3% 11/21/24	30,000	29,490
3.65% 6/15/24	25,000	24,857
		83,697
Trading Companies & Distributors - 1.0%
Air Lease Corp.:
3.25% 3/1/25	25,000	24,407
4.25% 9/15/24	25,000	24,784
		49,191
TOTAL INDUSTRIALS		211,420
INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment, Instruments & Components - 0.5%
Dell International LLC/EMC Corp. 4% 7/15/24	25,000	24,831
Software - 1.0%
Oracle Corp. 2.5% 4/1/25	25,000	24,202
VMware, Inc. 1% 8/15/24	25,000	24,461
		48,663
TOTAL INFORMATION TECHNOLOGY		73,494
MATERIALS - 1.1%
Chemicals - 1.1%
Celanese U.S. Holdings LLC 6.05% 3/15/25	25,000	25,062
Nutrien Ltd. 5.9% 11/7/24	30,000	30,040
		55,102
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp. 2.4% 3/15/25	25,000	24,168
Boston Properties, Inc. 3.2% 1/15/25	30,000	29,327
Ventas Realty LP 2.65% 1/15/25	25,000	24,308
		77,803
UTILITIES - 1.8%
Electric Utilities - 0.9%
Edison International 3.55% 11/15/24	20,000	19,686
Tampa Electric Co. 3.875% 7/12/24	25,000	24,837
		44,523
Multi-Utilities - 0.9%
Berkshire Hathaway Energy Co. 3.5% 2/1/25	20,000	19,640
DTE Energy Co. 2.529% 10/1/24	25,000	24,519
		44,159
TOTAL UTILITIES		88,682
TOTAL NONCONVERTIBLE BONDS (Cost $3,225,660)		3,222,976

U.S. Treasury Obligations - 22.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% to 5.31% 5/23/24 to 6/25/24 (Cost $1,133,719)	1,150,000	1,133,726

Asset-Backed Securities - 7.6%
	Principal Amount (a)	Value ($)
BMW Vehicle Lease Trust Series 2024-1 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.722% 7/27/26 (c)(d)	25,000	25,010
Capital One Multi-Asset Execution Trust Series 2021-A3 Class A3, 1.04% 11/15/26	25,000	24,240
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A2A, 6.08% 12/15/26	25,000	25,133
Carmax Auto Owner Trust 2024-1 Series 2024-1 Class A2A, 5.3% 3/15/27	25,000	24,981
Discover Card Execution Note Trust Series 2021-A1 Class A1, 0.58% 9/15/26	25,000	24,351
Ford Credit Floorplan Master Owner Trust Series 2020-2 Class A, 1.06% 9/15/27	25,000	23,435
GM Financial Automobile Leasing Trust Series 2023-1 Class A3, 5.16% 4/20/26	25,000	24,951
GM Financial Consumer Automobile Receivables Trust:
Series 2021-2 Class C, 1.28% 1/19/27	25,000	23,814
Series 2022-2 Class A3, 3.1% 2/16/27	24,082	23,637
Series 2022-4 Class A3, 4.82% 8/16/27	35,000	34,796
Hyundai Auto Receivables Trust Series 2022-B Class A3, 3.72% 11/16/26	25,000	24,655
SFS Auto Receivables Securitization Series 2024-1A Class A2, 5.35% 6/21/27 (b)	25,000	24,986
Tesla Auto Lease Trust 2023-B Series 2023-B Class A3, 6.13% 9/21/26 (b)	25,000	25,254
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	25,000	25,143
Verizon Master Trust Series 2022-4 Class A, 3.4% 11/20/28 (c)	25,000	24,418
TOTAL ASSET-BACKED SECURITIES (Cost $378,456)		378,804

Commercial Mortgage Securities - 4.1%
	Principal Amount (a)	Value ($)
BX Trust floater sequential payer Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 1/15/34 (b)(c)(d)	42,144	41,828
Citigroup Commercial Mortgage Trust sequential payer Series 2017-P7 Class AAB, 3.509% 4/14/50	25,609	24,992
COMM Mortgage Trust sequential payer Series 2015-CR22 Class ASB, 3.144% 3/10/48	27,037	26,809
GS Mortgage Securities Trust sequential payer Series 2015-GC32 Class AAB, 3.513% 7/10/48	25,388	25,045
Morgan Stanley BAML Trust:
Series 2015-C21 Class ASB, 3.15% 3/15/48	25,564	22,590
Series 2015-C22 Class ASB, 3.04% 4/15/48	24,937	24,586
UBS Commercial Mortgage Trust sequential payer Series 2017-C5 Class ASB, 3.345% 11/15/50	18,331	17,639
Wells Fargo Commercial Mortgage Trust sequential payer Series 2015-C30 Class ASB, 3.412% 9/15/58	23,476	23,140
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $206,690)		206,629

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $52,900)	52,889	52,900

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $4,997,425)	4,995,035
NET OTHER ASSETS (LIABILITIES) - 0.2%	7,941
NET ASSETS - 100.0%	5,002,976

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $442,624 or 8.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	635,104	582,204	123	-	-	52,900	0.0%
Total	-	635,104	582,204	123	-	-	52,900

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	3,222,976	-	3,222,976	-

U.S. Government and Government Agency Obligations	1,133,726	-	1,133,726	-

Asset-Backed Securities	378,804	-	378,804	-

Commercial Mortgage Securities	206,629	-	206,629	-

Money Market Funds	52,900	52,900	-	-
Total Investments in Securities:	4,995,035	52,900	4,942,135	-
Fidelity® Low Duration Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,944,525)	$4,942,135
Fidelity Central Funds (cost $52,900)	52,900

Total Investment in Securities (cost $4,997,425)		$4,995,035
Cash		41,916
Interest receivable		30,583
Distributions receivable from Fidelity Central Funds		123
Total assets		5,067,657
Liabilities
Payable for investments purchased	$64,481
Accrued management fee	200
Total Liabilities		64,681
Net Assets		$5,002,976
Net Assets consist of:
Paid in capital		$5,002,670
Total accumulated earnings (loss)		306
Net Assets		$5,002,976
Net Asset Value, offering price and redemption price per share ($5,002,976 ÷ 100,000 shares)		$50.03
Statement of Operations
		For the period February 22, 2024 (commencement of operations) through February 29, 2024 (Unaudited)
Investment Income
Interest		$2,773
Income from Fidelity Central Funds		123
Total Income		2,896
Expenses
Management fee	$200
Total Expenses		200
Net Investment income (loss)		2,696
Change in net unrealized appreciation (depreciation) on investment securities		(2,390)
Net gain (loss)		(2,390)
Net increase (decrease) in net assets resulting from operations		$306
Statement of Changes in Net Assets

For the period February 22, 2024 (commencement of operations) through February 29, 2024 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,696
Change in net unrealized appreciation (depreciation)	(2,390)
Net increase (decrease) in net assets resulting from operations	306

Share transactions
Proceeds from sales of shares	5,002,670

Net increase (decrease) in net assets resulting from share transactions	5,002,670
Total increase (decrease) in net assets	5,002,976

Net Assets
Beginning of period	-
End of period	$5,002,976

Other Information
Shares
Sold	100,000
Net increase (decrease)	100,000

Financial Highlights
Fidelity® Low Duration Bond ETF

Six months ended (Unaudited) February 29, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$50.00
Income from Investment Operations
Net investment income (loss) B,C	.027
Net realized and unrealized gain (loss)	.003 D
Total from investment operations	.030
Net asset value, end of period	$50.03
Total Return E,F	.06%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.22% I
Expenses net of fee waivers, if any	.22% I
Expenses net of all reductions	.22% I
Net investment income (loss)	2.96% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,003
Portfolio turnover rate J	-% K

AFor the period February 22, 2024 (commencement of operations) through February 29, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

ETotal returns for periods of less than one year are not annualized.

FBased on net asset value.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity® Low Duration Bond Factor ETF
Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments February 29, 2024 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 85.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.9%
AT&T, Inc. CME Term SOFR 3 Month Index + 1.440% 6.8077% 6/12/24 (b)(c)	2,970,000	2,978,472
Verizon Communications, Inc.:
CME Term SOFR 3 Month Index + 1.360% 6.6686% 5/15/25 (b)(c)	2,713,000	2,740,324
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.790% 6.1382% 3/20/26 (b)(c)	1,380,000	1,386,975
		7,105,771
Interactive Media & Services - 0.2%
Tencent Holdings Ltd.:
CME Term SOFR 3 Month Index + 1.170% 6.4951% 4/11/24 (b)(c)(d)	600,000	600,714
CME Term SOFR 3 Month Index + 1.170% 6.4951% 4/11/24 (Reg. S) (b)(c)	200,000	200,238
		800,952
Media - 0.2%
Comcast Corp. CME Term SOFR 3 Month Index + 0.890% 6.2056% 4/15/24 (b)(c)	591,000	591,302
TOTAL COMMUNICATION SERVICES		8,498,025
CONSUMER DISCRETIONARY - 5.3%
Automobiles - 5.3%
American Honda Finance Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.670% 6.0002% 1/10/25 (b)(c)	600,000	601,422
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.780% 6.1055% 4/23/25 (b)(c)	800,000	803,276
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.790% 6.1315% 10/3/25 (b)(c)	1,200,000	1,205,963
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.2495% 1/12/26 (b)(c)	900,000	905,910
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 5.6936% 8/12/24 (b)(c)(d)	1,900,000	1,901,767
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.620% 5.9336% 8/11/25 (b)(c)(d)	700,000	701,203
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.1832% 4/1/25 (b)(c)(d)	2,000,000	2,010,210
Daimler Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.892% 8/1/25 (b)(c)(d)	1,300,000	1,303,836
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 6.0007% 1/9/26 (b)(c)(d)	1,500,000	1,502,388
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2766% 3/30/25 (b)(c)(d)	300,000	301,905
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 6.6319% 4/7/25 (b)(c)	1,580,000	1,591,166
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.350% 6.6647% 5/8/27 (b)(c)	700,000	702,909
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.949% 10/15/24 (b)(c)	620,000	620,457
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1126% 3/8/24 (b)(c)	1,440,000	1,440,087
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.3506% 2/26/27 (b)(c)	400,000	398,849
Hyundai Capital America:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.6395% 11/3/25 (b)(c)(d)	1,500,000	1,506,836
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.500% 6.8315% 1/8/27 (b)(c)(d)	900,000	905,402
Nissan Motor Acceptance Co. LLC CME Term SOFR 3 Month Index + 0.900% 6.2817% 3/8/24 (b)(c)(d)	420,000	420,004
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2818% 9/12/25 (b)(c)(d)	600,000	600,963
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.3031% 6/7/24 (b)(c)(d)	400,000	400,754
		19,825,307
CONSUMER STAPLES - 0.3%
Beverages - 0.3%
PepsiCo, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.713% 2/13/26 (b)(c)	1,300,000	1,303,820
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
TransCanada PipeLines Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.520% 6.8722% 3/9/26 (b)(c)	1,000,000	1,000,357
FINANCIALS - 73.4%
Banks - 48.8%
ABN AMRO Bank NV U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 7.1297% 9/18/27 (b)(c)(d)	1,100,000	1,115,254
ANZ New Zealand International Ltd. London Branch U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.9096% 2/18/25 (b)(c)(d)	700,000	701,890
Australia & New Zealand Banking Group Ltd.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.640% 5.9815% 10/3/25 (b)(c)(d)	1,900,000	1,904,299
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 6.0915% 7/3/25 (b)(c)(d)	1,000,000	1,004,399
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 6.1372% 1/18/27 (b)(c)(d)	1,500,000	1,506,338
Banco Santander SA U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.240% 6.5458% 5/24/24 (b)(c)	800,000	801,616
Bank of America Corp.:
CME Term SOFR 3 Month Index + 1.020% 6.4062% 9/15/26 (b)(c)	2,000,000	1,991,758
CME Term SOFR 3 Month Index + 1.030% 6.3042% 2/5/26 (b)(c)	2,921,000	2,931,645
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.0159% 4/22/25 (b)(c)	2,300,000	2,301,295
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.2959% 7/22/27 (b)(c)	1,000,000	1,001,670
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.3673% 2/4/28 (b)(c)	300,000	300,597
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 6.424% 4/25/25 (b)(c)	800,000	800,846
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.330% 6.667% 4/2/26 (b)(c)	2,400,000	2,418,077
Bank of America NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.780% 6.092% 8/18/25 (b)(c)	600,000	603,229
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.020% 6.3296% 8/18/26 (b)(c)	1,900,000	1,915,488
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.6513% 7/9/24 (b)(c)	3,260,000	3,260,902
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 5.7952% 1/10/25 (b)(c)	720,000	720,626
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.620% 5.9699% 9/15/26 (b)(c)	1,220,000	1,215,696
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 6.0618% 12/12/24 (b)(c)	1,400,000	1,404,351
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.950% 6.2973% 9/25/25 (b)(c)	120,000	120,738
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.060% 6.4131% 6/7/25 (b)(c)	600,000	604,464
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.330% 6.6876% 6/5/26 (b)(c)	900,000	911,480
Bank of New Zealand U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 6.1336% 1/27/27 (b)(c)(d)	350,000	349,353
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 5.9026% 3/2/26 (b)(c)	2,559,000	2,550,822
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.900% 6.2298% 4/11/25 (b)(c)	1,100,000	1,106,116
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.090% 6.4418% 6/12/25 (b)(c)	600,000	603,716
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7004% 7/31/24 (b)(c)	810,000	810,673
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7902% 1/10/25 (b)(c)	1,000,000	1,000,837
Banque Federative du Credit Mutuel SA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.410% 5.7287% 2/4/25 (b)(c)(d)	1,330,000	1,330,173
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.400% 6.729% 7/13/26 (b)(c)(d)	800,000	812,425
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.130% 6.4555% 1/23/27 (b)(c)(d)	700,000	705,745
Barclays PLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.880% 7.2306% 9/13/27 (b)(c)	800,000	809,904
BPCE SA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.980% 7.3066% 10/19/27 (b)(c)(d)	600,000	609,562
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.899% 1/14/25 (b)(c)(d)	1,080,000	1,081,588
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.3075% 9/25/25 (b)(c)(d)	1,100,000	1,107,473
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 5.7472% 10/18/24 (b)(c)	1,390,000	1,391,389
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 6.2719% 4/7/25 (b)(c)	4,240,000	4,264,505
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.220% 6.5632% 10/2/26 (b)(c)	500,000	503,849
Citibank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.060% 6.4176% 12/4/26 (b)(c)	600,000	607,248
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 6.1497% 9/29/25 (b)(c)	1,800,000	1,808,604
Citigroup, Inc.:
CME Term SOFR 3 Month Index + 1.510% 6.8418% 7/1/26 (b)(c)	1,290,000	1,306,219
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.9895% 5/1/25 (b)(c)	2,610,000	2,611,201
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.018% 1/25/26 (b)(c)	2,740,000	2,741,825
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.770% 6.1217% 6/9/27 (b)(c)	1,200,000	1,191,840
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.280% 6.592% 2/24/28 (b)(c)	1,200,000	1,207,705
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 6.6826% 5/24/25 (b)(c)	400,000	401,265
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.520% 6.8773% 3/17/26 (b)(c)	600,000	605,536
Commonwealth Bank of Australia:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7319% 7/7/25 (b)(c)(d)	2,700,000	2,700,765
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.8699% 6/15/26 (b)(c)(d)	2,310,000	2,306,979
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.9602% 1/10/25 (b)(c)(d)	1,000,000	1,002,940
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.9818% 9/12/25 (b)(c)(d)	1,000,000	1,001,903
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.740% 6.0902% 3/14/25 (b)(c)(d)	1,300,000	1,306,013
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 6.1006% 3/13/26 (b)(c)(d)	1,200,000	1,204,831
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.3202% 3/14/27 (b)(c)(d)	800,000	805,448
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.080% 6.3916% 6/4/24 (b)(c)(d)	103,000	103,153
Credit Agricole SA U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 6.6237% 7/5/26 (b)(c)(d)	1,200,000	1,213,423
DNB Bank ASA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.1756% 3/28/25 (b)(c)(d)	1,500,000	1,500,371
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.7388% 5/21/24 (b)(c)(d)	510,000	510,228
HSBC Holdings PLC:
CME Term SOFR 3 Month Index + 1.490% 6.8634% 3/11/25 (b)(c)	1,600,000	1,600,334
CME Term SOFR 3 Month Index + 1.640% 7.0077% 9/12/26 (b)(c)	500,000	505,260
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.430% 6.7825% 3/10/26 (b)(c)	1,900,000	1,912,854
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.570% 6.8823% 8/14/27 (b)(c)	1,800,000	1,825,727
HSBC U.S.A., Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.960% 0% 3/4/27 (b)(c)	1,500,000	1,504,065
Huntington National Bank U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 6.4997% 5/16/25 (b)(c)	600,000	599,610
ING Groep NV:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.010% 6.3564% 4/1/27 (b)(c)	200,000	200,214
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.640% 6.9856% 3/28/26 (b)(c)	1,800,000	1,822,562
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.560% 6.9133% 9/11/27 (b)(c)	1,600,000	1,624,601
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.8928% 6/1/25 (b)(c)	1,810,000	1,809,959
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.9273% 6/23/25 (b)(c)	600,000	600,407
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.9522% 12/10/25 (b)(c)	1,950,000	1,951,638
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1126% 9/22/27 (b)(c)	900,000	901,458
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.880% 6.2109% 4/22/27 (b)(c)	1,000,000	1,003,343
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.2306% 2/24/26 (b)(c)	3,600,000	3,615,192
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.3202% 6/14/25 (b)(c)	1,500,000	1,502,660
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.180% 6.4906% 2/24/28 (b)(c)	300,000	302,662
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 6.5255% 1/23/28 (b)(c)	400,000	405,231
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.6436% 4/26/26 (b)(c)	1,900,000	1,919,824
JPMorgan Chase Bank U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 6.3526% 12/8/26 (b)(c)	1,700,000	1,727,472
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.6702% 6/14/24 (b)(c)	600,000	597,559
Lloyds Banking Group PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.560% 6.8782% 8/7/27 (b)(c)	1,100,000	1,114,738
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.580% 6.9224% 1/5/28 (b)(c)	700,000	703,262
Mitsubishi UFJ Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 6.2489% 2/20/26 (b)(c)	800,000	802,687
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.7373% 9/12/25 (b)(c)	3,100,000	3,116,236
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.440% 6.7686% 4/17/26 (b)(c)	1,100,000	1,108,661
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 6.9772% 7/18/25 (b)(c)	600,000	602,862
Mizuho Financial Group, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.267% 5/22/26 (b)(c)	2,200,000	2,207,091
Morgan Stanley Bank, West Valley City Utah:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.780% 6.1087% 7/16/25 (b)(c)	1,800,000	1,807,117
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.080% 6.4234% 1/14/28 (b)(c)	1,300,000	1,312,350
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.4863% 10/30/26 (b)(c)	600,000	608,586
National Australia Bank Ltd.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7094% 1/12/25 (b)(c)(d)	2,670,000	2,672,953
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.9794% 1/12/27 (b)(c)(d)	900,000	898,830
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.9802% 12/10/25 (b)(c)(d)	2,500,000	2,509,308
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.073% 5/13/25 (b)(c)(d)	1,100,000	1,105,923
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.2122% 6/9/25 (b)(c)(d)	400,000	402,243
National Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.8079% 8/6/24 (b)(c)	300,000	300,356
NatWest Group PLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.250% 6.5581% 3/1/28 (b)(c)	1,500,000	1,502,051
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.8436% 8/12/24 (b)(c)(d)	1,000,000	1,000,444
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1047% 9/29/26 (b)(c)(d)	650,000	644,722
Nordea Bank Abp U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.3141% 6/6/25 (b)(c)(d)	200,000	201,638
Rabobank Nederland New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 5.7102% 1/10/25 (b)(c)	930,000	930,790
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0272% 7/18/25 (b)(c)	600,000	602,418
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 0% 3/5/27 (b)(c)	1,000,000	1,000,699
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 6.0413% 1/9/26 (b)(c)	1,300,000	1,303,664
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.900% 6.2337% 10/5/26 (b)(c)	1,900,000	1,913,769
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 6.0359% 1/21/27 (b)(c)	1,900,000	1,902,833
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.6719% 10/7/24 (b)(c)	1,180,000	1,180,586
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 5.6832% 7/29/24 (b)(c)	1,000,000	1,000,672
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.520% 5.8509% 1/20/26 (b)(c)	2,492,000	2,485,344
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.570% 5.8932% 4/27/26 (b)(c)	400,000	399,831
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.590% 5.9095% 11/2/26 (b)(c)	830,000	825,784
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.169% 4/14/25 (b)(c)	3,500,000	3,516,380
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.950% 6.2766% 1/19/27 (b)(c)	600,000	603,864
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.080% 6.4094% 1/12/26 (b)(c)	400,000	402,262
Skandinaviska Enskilda Banken AB U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.890% 0% 3/5/27 (b)(c)(d)	1,500,000	1,502,205
Societe Generale U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.3759% 1/21/26 (b)(c)(d)	1,530,000	1,531,469
Standard Chartered PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2399% 11/23/25 (b)(c)(d)	1,000,000	999,820
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.740% 7.0847% 3/30/26 (b)(c)(d)	970,000	976,377
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.930% 7.2619% 7/6/27 (b)(c)(d)	1,000,000	1,014,414
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.030% 7.3447% 2/8/28 (b)(c)(d)	1,200,000	1,221,978
Sumitomo Mitsui Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.880% 6.209% 1/14/27 (b)(c)	870,000	869,369
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.6286% 7/13/26 (b)(c)	1,000,000	1,011,466
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.430% 6.759% 1/13/26 (b)(c)	1,300,000	1,314,223
Sumitomo Mitsui Trust Bank Ltd.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.440% 5.7897% 9/16/24 (b)(c)(d)	800,000	800,601
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.120% 6.4733% 3/9/26 (b)(c)(d)	1,600,000	1,611,933
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.150% 6.5013% 9/14/26 (b)(c)(d)	1,300,000	1,312,472
Svenska Handelsbanken AB:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2622% 6/10/25 (b)(c)(d)	900,000	904,681
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.250% 6.5999% 6/15/26 (b)(c)(d)	500,000	505,682
Swedbank AB:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 6.2456% 4/4/25 (b)(c)(d)	900,000	902,550
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.380% 6.7299% 6/15/26 (b)(c)(d)	1,000,000	1,013,439
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.7022% 9/10/24 (b)(c)	2,270,000	2,271,390
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.7128% 3/4/24 (b)(c)	1,500,000	1,500,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7402% 1/10/25 (b)(c)	1,450,000	1,450,876
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 5.9422% 9/10/26 (b)(c)	1,100,000	1,098,676
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2626% 3/8/24 (b)(c)	200,000	200,016
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.020% 6.3741% 6/6/25 (b)(c)	400,000	402,641
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.080% 6.4086% 7/17/26 (b)(c)	1,100,000	1,110,731
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7522% 6/9/25 (b)(c)	2,580,000	2,573,013
Wells Fargo & Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.644% 4/25/26 (b)(c)	1,940,000	1,956,724
Wells Fargo Bank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 6.12% 8/1/25 (b)(c)	1,200,000	1,204,223
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.060% 6.3753% 8/7/26 (b)(c)	2,200,000	2,224,086
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.070% 6.4222% 12/11/26 (b)(c)	600,000	606,828
Westpac Banking Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.6096% 11/18/24 (b)(c)	200,000	200,070
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.8776% 6/3/26 (b)(c)	860,000	858,421
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.720% 6.0288% 11/17/25 (b)(c)	1,500,000	1,504,459
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 6.3106% 8/26/25 (b)(c)	1,500,000	1,512,588
		183,503,292
Capital Markets - 11.9%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.560% 5.8697% 8/19/24 (b)(c)(d)	1,000,000	999,894
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0106% 5/24/24 (b)(c)(d)	6,100,000	6,104,507
Bank of New York Mellon Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.524% 10/25/24 (b)(c)	450,000	449,351
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.260% 5.5836% 4/26/24 (b)(c)	400,000	400,012
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.944% 4/25/25 (b)(c)	1,100,000	1,102,281
Charles Schwab Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.520% 5.833% 5/13/26 (b)(c)	1,360,000	1,354,614
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.050% 6.4076% 3/3/27 (b)(c)	1,200,000	1,201,476
Credit Suisse AG U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 6.5688% 2/21/25 (b)(c)	500,000	501,581
Deutsche Bank AG New York Branch U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.210% 6.5287% 11/16/27 (b)(c)	700,000	690,609
GA Global Funding Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.360% 6.6898% 4/11/25 (b)(c)(d)	500,000	501,317
Goldman Sachs Group, Inc.:
CME Term SOFR 3 Month Index + 1.430% 6.7386% 5/15/26 (b)(c)	1,900,000	1,914,114
CME Term SOFR 3 Month Index + 2.010% 7.3312% 10/28/27 (b)(c)	360,000	372,346
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.8159% 10/21/24 (b)(c)	500,000	500,225
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8522% 9/10/24 (b)(c)	1,830,000	1,830,732
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.790% 6.1422% 12/9/26 (b)(c)	1,700,000	1,701,026
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 6.1622% 3/9/27 (b)(c)	50,000	49,727
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.820% 6.1722% 9/10/27 (b)(c)	1,400,000	1,396,163
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.2459% 10/21/27 (b)(c)	2,000,000	1,998,208
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.060% 6.3792% 8/10/26 (b)(c)	2,700,000	2,713,066
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.120% 6.4306% 2/24/28 (b)(c)	500,000	501,259
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 6.7399% 3/15/24 (b)(c)	600,000	600,211
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.850% 7.1999% 3/15/28 (b)(c)	1,000,000	1,018,018
Macquarie Bank Ltd.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 6.5531% 12/7/26 (b)(c)(d)	600,000	606,900
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.240% 6.5899% 6/15/26 (b)(c)(d)	500,000	504,822
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.310% 6.6578% 3/21/25 (b)(c)(d)	1,400,000	1,413,024
Macquarie Group Ltd.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.039% 10/14/25 (b)(c)(d)	1,660,000	1,657,701
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.2673% 9/23/27 (b)(c)(d)	700,000	697,004
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.262% 2/18/26 (b)(c)	2,560,000	2,570,045
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.4929% 4/17/25 (b)(c)	1,360,000	1,361,466
State Street Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.1637% 8/3/26 (b)(c)	800,000	802,015
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7642% 8/9/24 (b)(c)(d)	2,470,000	2,472,223
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.799% 1/13/25 (b)(c)(d)	800,000	800,348
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2822% 9/11/25 (b)(c)	3,400,000	3,419,836
UBS Group AG U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.580% 6.8936% 5/12/26 (b)(c)(d)	700,000	704,939
		44,911,060
Consumer Finance - 6.0%
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9687% 11/4/26 (b)(c)	2,350,000	2,350,913
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 6.0387% 5/3/24 (b)(c)	1,100,000	1,100,978
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.970% 6.2932% 7/28/27 (b)(c)	700,000	701,907
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.350% 6.6725% 10/30/26 (b)(c)	560,000	566,159
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.073% 2/13/26 (b)(c)	700,000	698,931
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2876% 3/4/25 (b)(c)	1,560,000	1,568,802
Capital One Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.6652% 5/9/25 (b)(c)	2,000,000	2,002,439
John Deere Capital Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.790% 6.1469% 6/8/26 (b)(c)	3,800,000	3,835,743
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.5307% 10/11/24 (b)(c)	1,810,000	1,810,465
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.9275% 3/3/26 (b)(c)	500,000	500,998
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 5.6097% 6/18/24 (b)(c)	1,300,000	1,300,423
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.890% 6.1996% 5/18/26 (b)(c)	1,360,000	1,373,435
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.290% 5.6406% 9/13/24 (b)(c)	1,920,000	1,920,799
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 5.649% 1/13/25 (b)(c)	1,190,000	1,189,907
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.8902% 1/10/25 (b)(c)	600,000	601,362
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9676% 3/22/24 (b)(c)	200,000	200,042
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 6.0022% 9/11/25 (b)(c)	700,000	702,054
		22,425,357
Financial Services - 0.8%
AIG Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.6473% 9/25/26 (b)(c)(d)	900,000	903,994
National Rural Utilities Cooperative Finance Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.6572% 10/18/24 (b)(c)	760,000	760,322
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 6.1187% 2/5/27 (b)(c)	800,000	803,152
Nationwide Building Society U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 6.5997% 2/16/28 (b)(c)(d)	700,000	697,437
		3,164,905
Insurance - 5.9%
Brighthouse Financial Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.0894% 4/12/24 (b)(c)(d)	300,000	300,204
Jackson National Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.150% 6.4956% 6/28/24 (b)(c)(d)	1,800,000	1,803,969
MassMutual Global Funding II:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.5959% 10/21/24 (b)(c)(d)	600,000	600,280
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6894% 4/12/24 (b)(c)(d)	1,800,000	1,800,150
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.770% 6.0932% 1/29/27 (b)(c)(d)	1,200,000	1,202,268
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.870% 6.2178% 3/21/25 (b)(c)(d)	1,200,000	1,206,386
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 6.3102% 7/10/26 (b)(c)(d)	200,000	201,236
Metropolitan Life Global Funding I U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 6.2578% 3/21/25 (b)(c)(d)	400,000	402,172
New York Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 5.659% 1/14/25 (b)(c)(d)	1,970,000	1,971,381
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.610% 5.9359% 4/21/25 (b)(c)(d)	600,000	600,953
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.930% 6.2732% 4/2/26 (b)(c)(d)	600,000	604,043
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.310% 5.6336% 4/26/24 (b)(c)(d)	880,000	880,197
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 5.8322% 6/9/26 (b)(c)(d)	700,000	693,429
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.9695% 5/2/25 (b)(c)(d)	1,700,000	1,704,805
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.0506% 6/13/25 (b)(c)(d)	1,400,000	1,406,119
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.6771% 3/25/24 (b)(c)(d)	424,000	424,008
Pacific Life Global Funding II:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.860% 6.2097% 6/16/25 (b)(c)(d)	1,000,000	1,006,000
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.050% 6.3736% 7/28/26 (b)(c)(d)	900,000	904,665
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9776% 6/4/26 (b)(c)(d)	2,860,000	2,858,247
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7794% 4/12/24 (b)(c)(d)	650,000	650,288
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 6.3256% 3/28/25 (b)(c)(d)	200,000	201,204
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.4018% 12/11/24 (b)(c)(d)	800,000	803,952
		22,225,956
TOTAL FINANCIALS		276,230,570
HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.7995% 2/20/26 (b)(c)	625,000	627,232
Roche Holdings, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.9122% 3/10/25 (b)(c)(d)	1,400,000	1,404,502
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.740% 6.053% 11/13/26 (b)(c)(d)	500,000	502,781
		2,534,515
INDUSTRIALS - 2.5%
Industrial Conglomerates - 0.6%
General Electric Co. CME Term SOFR 3 Month Index + 0.640% 5.9142% 5/5/26 (b)(c)	2,280,000	2,272,293
Machinery - 1.9%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.000% 5.7692% 8/11/25 (b)(c)	300,000	301,076
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.6206% 9/13/24 (b)(c)	2,250,000	2,251,292
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.8706% 6/13/25 (b)(c)	3,560,000	3,573,240
Daimler Trucks Finance North America LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 6.1017% 12/13/24 (b)(c)(d)	1,000,000	1,002,992
		7,128,600
TOTAL INDUSTRIALS		9,400,893
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.5932% 10/1/24 (b)(c)	600,000	599,968
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Public Storage U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.600% 5.924% 7/25/25 (b)(c)	900,000	903,664
UTILITIES - 0.7%
Electric Utilities - 0.6%
NextEra Energy Capital Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.760% 6.1034% 1/29/26 (b)(c)	1,900,000	1,903,923
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.1732% 4/1/24 (b)(c)	400,000	400,205
		2,304,128
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.963% 5/13/24 (b)(c)	500,000	500,079
TOTAL UTILITIES		2,804,207
TOTAL NONCONVERTIBLE BONDS (Cost $321,916,120)		323,101,326

U.S. Treasury Obligations - 12.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds 5.375% 2/15/31	1,200,000	1,284,750
U.S. Treasury Notes:
1.25% 8/15/31	2,080,000	1,683,662
1.375% 11/15/31	8,190,000	6,647,655
1.625% 5/15/31	3,560,000	2,983,030
1.875% 2/15/32	3,200,000	2,686,500
2.75% 8/15/32	3,950,000	3,526,455
2.875% 5/15/32	4,900,000	4,428,758
3.375% 5/15/33	5,960,000	5,560,028
3.5% 2/15/33	2,300,000	2,169,637
3.875% 8/15/33	3,840,000	3,725,400
4% 2/15/34	500,000	490,234
4.125% 11/15/32	4,000,000	3,957,656
4.5% 11/15/33	6,200,000	6,317,219
TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,932,250)		45,460,984

Money Market Funds - 5.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $19,661,098)	19,657,166	19,661,098

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $388,509,468)	388,223,408
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(11,954,709)
NET ASSETS - 100.0%	376,268,699

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $104,974,558 or 27.9% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	12,007,431	101,613,154	93,959,487	331,992	-	-	19,661,098	0.0%
Total	12,007,431	101,613,154	93,959,487	331,992	-	-	19,661,098

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	323,101,326	-	323,101,326	-

U.S. Government and Government Agency Obligations	45,460,984	-	45,460,984	-

Money Market Funds	19,661,098	19,661,098	-	-
Total Investments in Securities:	388,223,408	19,661,098	368,562,310	-
Fidelity® Low Duration Bond Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $368,848,370)	$368,562,310
Fidelity Central Funds (cost $19,661,098)	19,661,098

Total Investment in Securities (cost $388,509,468)		$388,223,408
Foreign currency held at value (cost $12)		12
Receivable for investments sold		3,228,862
Receivable for fund shares sold		6,233,141
Interest receivable		2,895,112
Distributions receivable from Fidelity Central Funds		59,894
Total assets		400,640,429
Liabilities
Payable for investments purchased	$22,607,799
Distributions payable	1,718,375
Accrued management fee	45,555
Other payables and accrued expenses	1
Total Liabilities		24,371,730
Net Assets		$376,268,699
Net Assets consist of:
Paid in capital		$380,649,529
Total accumulated earnings (loss)		(4,380,830)
Net Assets		$376,268,699
Net Asset Value, offering price and redemption price per share ($376,268,699 ÷ 7,550,000 shares)		$49.84
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$8,385,035
Income from Fidelity Central Funds		331,992
Total Income		8,717,027
Expenses
Management fee	$222,193
Independent trustees' fees and expenses	427
Miscellaneous	7,097
Total expenses before reductions	229,717
Expense reductions	(4,152)
Total expenses after reductions		225,565
Net Investment income (loss)		8,491,462
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(962,774)
Foreign currency transactions	(1)
Total net realized gain (loss)		(962,775)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,926,657
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		1,926,658
Net gain (loss)		963,883
Net increase (decrease) in net assets resulting from operations		$9,455,345
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,491,462	$9,876,592
Net realized gain (loss)	(962,775)	(1,462,909)
Change in net unrealized appreciation (depreciation)	1,926,658	1,524,108
Net increase (decrease) in net assets resulting from operations	9,455,345	9,937,791
Distributions to shareholders	(8,608,500)	(9,884,875)

Share transactions
Proceeds from sales of shares	140,707,684	34,828,301
Cost of shares redeemed	-	(7,418,736)

Net increase (decrease) in net assets resulting from share transactions	140,707,684	27,409,565
Total increase (decrease) in net assets	141,554,529	27,462,481

Net Assets
Beginning of period	234,714,170	207,251,689
End of period	$376,268,699	$234,714,170

Other Information
Shares
Sold	2,825,000	700,000
Redeemed	-	(150,000)
Net increase (decrease)	2,825,000	550,000

Financial Highlights
Fidelity® Low Duration Bond Factor ETF

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$49.67	$49.64	$50.91	$50.99	$50.71	$50.10
Income from Investment Operations
Net investment income (loss) A,B	1.422	2.344	.495	.275	.913	1.479
Net realized and unrealized gain (loss)	.155	.015	(1.278)	(.085)	.325	.469
Total from investment operations	1.577	2.359	(.783)	.190	1.238	1.948
Distributions from net investment income	(1.407)	(2.329)	(.487)	(.270)	(.958)	(1.338)
Total distributions	(1.407)	(2.329)	(.487)	(.270)	(.958)	(1.338)
Net asset value, end of period	$49.84	$49.67	$49.64	$50.91	$50.99	$50.71
Total Return C,D,E	3.21%	4.87%	(1.53)%	.36%	2.48%	3.95%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15% H,I	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.15% H,I	.15%	.15%	.15%	.15%	.15%
Expenses net of all reductions	.15% H,I	.15%	.15%	.15%	.15%	.15%
Net investment income (loss)	5.77% H,I	4.72%	.99%	.54%	1.81%	2.90%
Supplemental Data
Net assets, end of period (000 omitted)	$376,269	$234,714	$207,252	$235,442	$191,216	$109,024
Portfolio turnover rate J	34% H,K	47%	45%	40%	43% K	14%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EBased on net asset value.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Tactical Bond ETF
Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Futures - 3.5%
Forward foreign currency contracts - (9.1)%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Tactical Bond ETF
Schedule of Investments February 29, 2024 (Unaudited)
Showing Percentage of Net Assets
Corporate Bonds - 39.0%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.5%
COMMUNICATION SERVICES - 0.3%
Media - 0.3%
DISH Network Corp.:
0% 12/15/25		4,000	2,898
2.375% 3/15/24		23,000	22,627
3.375% 8/15/26		21,000	12,416
			37,941
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed, Inc. 1.875% 12/1/29		13,000	6,773

Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 3.5% 6/1/28 (b)		3,000	3,759
Western Digital Corp. 3% 11/15/28 (b)		3,000	3,960
			7,719
TOTAL INFORMATION TECHNOLOGY			14,492

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		9,000	5,139

UTILITIES - 0.1%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		3,000	2,997

Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		3,000	2,700
Sunnova Energy International, Inc. 0.25% 12/1/26		1,000	500
			3,200
TOTAL UTILITIES			6,197

TOTAL CONVERTIBLE BONDS			63,769
Nonconvertible Bonds - 38.5%
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.7%
Altice France SA:
5.125% 7/15/29(b)		20,000	15,103
5.5% 1/15/28(b)		10,000	8,159
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		13,000	12,253
Cogent Communications Group, Inc. 7% 6/15/27 (b)		8,000	7,989
Frontier Communications Holdings LLC 6% 1/15/30 (b)		3,000	2,565
Level 3 Financing, Inc.:
4.625% 9/15/27(b)		1,000	667
10.5% 5/15/30(b)		11,000	11,275
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		4,000	3,682
Telecom Italia SpA 5.303% 5/30/24 (b)		16,000	15,939
Windstream Escrow LLC 7.75% 8/15/28 (b)		5,000	4,668
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		14,000	11,655
			93,955
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (b)		3,000	2,627

Media - 2.5%
Altice Financing SA 5.75% 8/15/29 (b)		20,000	17,225
Altice France Holding SA 6% 2/15/28 (b)		12,000	6,057
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30(b)		12,000	9,954
5.5% 5/1/26(b)		6,000	5,895
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.7% 4/1/51		220,000	133,550
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		26,000	24,311
7.5% 6/1/29(b)		3,000	2,483
CSC Holdings LLC:
3.375% 2/15/31(b)		9,000	6,353
4.625% 12/1/30(b)		12,000	6,674
5.5% 4/15/27(b)		16,000	14,353
DISH DBS Corp. 5.75% 12/1/28 (b)		6,000	4,155
DISH Network Corp. 11.75% 11/15/27 (b)		10,000	10,426
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		5,000	5,218
Sirius XM Radio, Inc. 4.125% 7/1/30 (b)		90,000	77,432
TEGNA, Inc. 4.75% 3/15/26 (b)		9,000	8,696
Univision Communications, Inc.:
4.5% 5/1/29(b)		12,000	10,523
8% 8/15/28(b)		6,000	6,032
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)		17,000	14,858
Ziggo Bond Co. BV 6% 1/15/27 (b)		5,000	4,888
			369,083
Wireless Telecommunication Services - 1.2%
Millicom International Cellular SA 4.5% 4/27/31 (b)		210,000	181,377

TOTAL COMMUNICATION SERVICES			647,042

CONSUMER DISCRETIONARY - 4.4%
Automobile Components - 0.8%
Hertz Corp. 5% 12/1/29 (b)		1,000	766
Macquarie AirFinance Holdings:
8.125% 3/30/29(b)		6,000	6,239
8.375% 5/1/28(b)		5,000	5,237
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)		6,000	2,619
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	100,000	99,737
ZF North America Capital, Inc. 7.125% 4/14/30 (b)		5,000	5,210
			119,808
Automobiles - 0.1%
Ford Motor Co. 5.291% 12/8/46		10,000	8,648
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(c)(d)		4,000	3,806
			12,454
Broadline Retail - 0.1%
Kohl's Corp. 4.25% 7/17/25		2,000	1,943
Match Group Holdings II LLC 3.625% 10/1/31 (b)		10,000	8,425
			10,368
Distributors - 0.0%
Windsor Holdings III, LLC 8.5% 6/15/30 (b)		5,000	5,173

Diversified Consumer Services - 0.4%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)		14,000	13,872
Service Corp. International 5.125% 6/1/29		16,000	15,613
Sotheby's 7.375% 10/15/27 (b)		4,000	3,842
TKC Holdings, Inc.:
6.875% 5/15/28(b)		6,000	5,618
10.5% 5/15/29(b)		6,000	5,446
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		10,000	9,700
			54,091
Hotels, Restaurants & Leisure - 1.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (b)		18,000	15,811
Aramark Services, Inc. 5% 2/1/28 (b)		2,000	1,917
Boyd Gaming Corp. 4.75% 6/15/31 (b)		12,000	10,900
Caesars Entertainment, Inc.:
6.5% 2/15/32(b)		5,000	5,037
8.125% 7/1/27(b)		16,000	16,429
Carnival Corp. 10.5% 6/1/30 (b)		32,000	34,913
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		6,000	5,400
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (b)		17,000	15,427
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		10,000	9,956
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)		8,000	6,834
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)		5,000	5,000
Life Time, Inc.:
5.75% 1/15/26(b)		7,000	6,941
8% 4/15/26(b)		8,000	8,073
Light & Wonder International, Inc. 7.5% 9/1/31 (b)		5,000	5,209
Lindblad Expeditions LLC 6.75% 2/15/27 (b)		1,000	1,004
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		6,000	5,175
Melco Resorts Finance Ltd. 5.375% 12/4/29 (b)		7,000	6,273
MGM Resorts International 4.75% 10/15/28		17,000	15,957
NCL Corp. Ltd.:
3.625% 12/15/24(b)		3,000	2,954
5.875% 2/15/27(b)		26,000	25,696
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(b)		18,000	17,654
6.25% 3/15/32(b)(e)		7,000	7,020
7.25% 1/15/30(b)		5,000	5,198
Station Casinos LLC 4.5% 2/15/28 (b)		9,000	8,392
Viking Cruises Ltd. 9.125% 7/15/31 (b)		5,000	5,413
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		16,000	15,657
Yum! Brands, Inc.:
3.625% 3/15/31		4,000	3,518
4.625% 1/31/32		5,000	4,590
			272,348
Household Durables - 0.1%
LGI Homes, Inc.:
4% 7/15/29(b)		2,000	1,715
8.75% 12/15/28(b)		3,000	3,144
Newell Brands, Inc. 6.375% 4/1/36 (f)		5,000	4,392
Tempur Sealy International, Inc. 4% 4/15/29 (b)		5,000	4,482
TopBuild Corp. 4.125% 2/15/32 (b)		2,000	1,752
			15,485
Leisure Products - 0.0%
Amer Sports Co. 6.75% 2/16/31 (b)		5,000	4,976
Mattel, Inc. 5.45% 11/1/41		5,000	4,516
			9,492
Specialty Retail - 0.5%
Bath & Body Works, Inc. 6.625% 10/1/30 (b)		15,000	15,082
Carvana Co.:
4.875% 9/1/29(b)		1,000	670
12% 12/1/28 pay-in-kind(b)(c)		1,054	1,013
14% 6/1/31 pay-in-kind(b)(c)		15,956	15,525
Champions Financing, Inc. 8.75% 2/15/29 (b)		10,000	10,215
LBM Acquisition LLC 6.25% 1/15/29 (b)		7,000	6,306
LCM Investments Holdings 8.25% 8/1/31 (b)		5,000	5,103
Michaels Companies, Inc. 7.875% 5/1/29 (b)		7,000	4,520
Sally Holdings LLC 6.75% 3/1/32		5,000	4,986
Staples, Inc.:
7.5% 4/15/26(b)		2,000	1,923
10.75% 4/15/27(b)		2,000	1,805
Victoria's Secret & Co. 4.625% 7/15/29 (b)		3,000	2,531
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)		5,000	5,138
			74,817
Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. 4.125% 8/15/31 (b)		9,000	7,657
Hanesbrands, Inc. 4.875% 5/15/26 (b)		5,000	4,825
Tapestry, Inc.:
3.05% 3/15/32		10,000	8,103
7% 11/27/26		4,000	4,108
7.35% 11/27/28		7,000	7,322
7.7% 11/27/30		14,000	14,845
7.85% 11/27/33		14,000	15,144
The William Carter Co. 5.625% 3/15/27 (b)		5,000	4,905
Wolverine World Wide, Inc. 4% 8/15/29 (b)		7,000	5,609
			72,518
TOTAL CONSUMER DISCRETIONARY			646,554

CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		14,000	12,222

Consumer Staples Distribution & Retail - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 3/15/29 (b)		17,000	15,146
C&S Group Enterprises LLC 5% 12/15/28 (b)		7,000	5,546
KeHE Distributor / Nextwave 9% 2/15/29 (b)		5,000	5,015
Performance Food Group, Inc. 5.5% 10/15/27 (b)		16,000	15,669
U.S. Foods, Inc. 6.875% 9/15/28 (b)		5,000	5,088
			46,464
Food Products - 0.3%
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)		2,000	1,850
Darling Ingredients, Inc. 6% 6/15/30 (b)		3,000	2,956
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)		5,000	5,156
Lamb Weston Holdings, Inc. 4.375% 1/31/32 (b)		5,000	4,467
Post Holdings, Inc.:
4.625% 4/15/30(b)		17,000	15,468
6.25% 2/15/32(b)		5,000	5,026
			34,923
TOTAL CONSUMER STAPLES			93,609

ENERGY - 6.9%
Energy Equipment & Services - 0.4%
CGG SA 8.75% 4/1/27 (b)		7,000	6,244
Nabors Industries, Inc. 9.125% 1/31/30 (b)		5,000	5,125
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		5,000	5,138
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		14,850	14,800
Transocean, Inc.:
7.25% 11/1/25(b)		4,000	3,941
7.5% 1/15/26(b)		3,000	2,966
8% 2/1/27(b)		10,000	9,762
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 6.875% 4/1/26		10,000	9,986
Valaris Ltd. 8.375% 4/30/30 (b)		5,000	5,127
			63,089
Oil, Gas & Consumable Fuels - 6.5%
Altus Midstream LP:
5.875% 6/15/30(b)		5,000	4,872
6.625% 12/15/28(b)		5,000	5,062
California Resources Corp. 7.125% 2/1/26 (b)		2,000	2,011
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)		5,000	4,953
Citgo Petroleum Corp.:
6.375% 6/15/26(b)		6,000	6,037
8.375% 1/15/29(b)		5,000	5,251
CNX Midstream Partners LP 4.75% 4/15/30 (b)		6,000	5,249
CNX Resources Corp. 7.25% 3/1/32 (b)		5,000	4,983
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30(b)		2,000	2,037
6.036% 11/15/33(b)		6,000	6,161
6.497% 8/15/43(b)		2,000	2,116
6.544% 11/15/53(b)		2,000	2,131
6.714% 8/15/63(b)		2,000	2,166
Comstock Resources, Inc. 6.75% 3/1/29 (b)		12,000	11,069
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)		10,000	10,196
CVR Energy, Inc.:
5.75% 2/15/28(b)		16,000	14,851
8.5% 1/15/29(b)		5,000	5,031
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
6.75% 5/15/25		6,000	6,000
7.125% 6/1/28(b)		9,000	8,618
8.625% 3/15/29(b)(e)		5,000	5,005
EG Global Finance PLC 12% 11/30/28 (b)		2,000	2,112
Energean PLC 6.5% 4/30/27 (b)		3,000	2,737
EnLink Midstream LLC 6.5% 9/1/30 (b)		10,000	10,251
EQM Midstream Partners LP 6.5% 7/1/27 (b)		5,000	5,050
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		18,000	17,741
8.25% 1/15/32(b)		5,000	5,129
Golar LNG Ltd. 7% 10/20/25 (b)		7,000	6,915
Harbour Energy PLC 5.5% 10/15/26 (b)		1,000	975
Harvest Midstream I LP 7.5% 9/1/28 (b)		10,000	10,081
Hess Midstream Operations LP 4.25% 2/15/30 (b)		17,000	15,480
HF Sinclair Corp. 5% 2/1/28 (b)		5,000	4,815
Hilcorp Energy I LP/Hilcorp Finance Co. 6% 4/15/30 (b)		12,000	11,650
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)		7,000	7,376
Kinder Morgan, Inc. 3.6% 2/15/51		200,000	137,265
MEG Energy Corp. 7.125% 2/1/27 (b)		15,000	15,233
MPLX LP:
5% 3/1/33		50,000	47,826
5.65% 3/1/53		50,000	47,547
New Fortress Energy, Inc. 6.5% 9/30/26 (b)		45,000	43,449
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125% 2/15/29(b)		5,000	5,047
8.375% 2/15/32(b)		5,000	5,079
Northern Oil & Gas, Inc. 8.75% 6/15/31 (b)		5,000	5,225
Parkland Corp.:
4.5% 10/1/29(b)		2,000	1,828
4.625% 5/1/30(b)		10,000	9,135
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		4,000	3,890
7.875% 9/15/30(b)		9,000	9,222
Permian Resources Operating LLC:
5.875% 7/1/29(b)		7,000	6,825
7% 1/15/32(b)		5,000	5,134
Petroleos Mexicanos 7.69% 1/23/50		200,000	137,770
Prairie Acquiror LP 9% 8/1/29 (b)(e)		5,000	5,038
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		2,000	2,044
SM Energy Co. 6.625% 1/15/27		15,000	14,939
Southwestern Energy Co. 4.75% 2/1/32		20,000	18,167
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		17,000	15,704
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 12/31/30(b)		14,000	13,019
6% 9/1/31(b)		20,000	18,321
Talos Production, Inc.:
9% 2/1/29(b)		5,000	5,110
9.375% 2/1/31(b)		5,000	5,165
Targa Resources Corp. 4.2% 2/1/33		160,000	144,017
Viper Energy, Inc. 7.375% 11/1/31 (b)		5,000	5,148
Western Gas Partners LP 5.3% 3/1/48		9,000	7,756
			949,014
TOTAL ENERGY			1,012,103

FINANCIALS - 8.2%
Banks - 3.6%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	100,000	103,427
Bank of America Corp. 2.299% 7/21/32 (c)		90,000	72,848
BNP Paribas SA 0.5% 1/19/30 (Reg. S) (c)	EUR	100,000	91,666
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26(b)		3,000	2,805
6% 4/15/25(b)		6,000	5,939
8% 6/15/27(b)		5,000	5,192
HSBC Holdings PLC 3% 7/22/28 (c)	GBP	100,000	115,971
ING Groep NV 4.75% 5/23/34 (Reg. S) (c)	EUR	100,000	113,874
UniCredit SpA:
5.459% 6/30/35(b)(c)		3,000	2,772
5.861% 6/19/32(b)(c)		4,000	3,877
Western Alliance Bancorp. 3% 6/15/31 (c)		10,000	8,770
			527,141
Capital Markets - 1.0%
AssuredPartners, Inc. 7.5% 2/15/32 (b)		5,000	4,914
Coinbase Global, Inc. 3.625% 10/1/31 (b)		6,000	4,698
Hightower Holding LLC 6.75% 4/15/29 (b)		8,000	7,508
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		2,000	1,840
MSCI, Inc. 4% 11/15/29 (b)		9,000	8,262
StoneX Group, Inc. 7.875% 3/1/31 (b)(e)		5,000	5,064
UBS Group AG 2.125% 11/15/29 (Reg. S) (c)	GBP	100,000	109,909
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(b)		11,000	8,030
9.5% 6/1/28(b)		1,000	843
			151,068
Consumer Finance - 1.8%
Ally Financial, Inc.:
5.75% 11/20/25		3,000	2,985
6.7% 2/14/33		2,000	1,971
Capital One Financial Corp.:
5.468% 2/1/29(c)		9,000	8,950
5.817% 2/1/34(c)		15,000	14,831
7.624% 10/30/31(c)		11,000	12,038
Ford Motor Credit Co. LLC 3.375% 11/13/25		200,000	191,885
OneMain Finance Corp.:
3.5% 1/15/27		5,000	4,602
6.875% 3/15/25		22,000	22,220
SLM Corp. 4.2% 10/29/25		2,000	1,939
			261,421
Financial Services - 0.7%
Block, Inc. 3.5% 6/1/31		10,000	8,531
GGAM Finance Ltd.:
7.75% 5/15/26(b)		10,000	10,163
8% 2/15/27(b)		8,000	8,200
8% 6/15/28(b)		2,000	2,069
Gn Bondco LLC 9.5% 10/15/31 (b)		2,000	1,980
GTCR W-2 Merger Sub LLC 7.5% 1/15/31 (b)		5,000	5,215
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27		20,000	18,375
9.75% 1/15/29(b)		5,000	5,225
KfW 0.625% 1/7/28	EUR	31,000	30,808
NCR Atleos Corp. 9.5% 4/1/29 (b)		5,000	5,289
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)		4,000	3,750
			99,605
Insurance - 1.1%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29(b)		18,000	16,206
8.25% 2/1/29(b)		5,000	4,940
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27(b)		6,000	5,538
6.75% 10/15/27(b)		12,000	11,658
AmWINS Group, Inc. 6.375% 2/15/29 (b)		5,000	5,003
Demeter Investments BV 2.75% 2/19/49 (Reg. S) (c)	EUR	100,000	100,467
National Financial Partners Corp. 8.5% 10/1/31 (b)		5,000	5,519
USI, Inc. 7.5% 1/15/32 (b)		5,000	4,981
			154,312
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp. 6.25% 10/15/25 (b)		2,000	1,974
Starwood Property Trust, Inc. 3.75% 12/31/24 (b)		6,000	5,880
			7,854
TOTAL FINANCIALS			1,201,401

HEALTH CARE - 1.9%
Biotechnology - 0.1%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		11,000	4,455
Grifols SA 4.75% 10/15/28 (b)		5,000	4,164
			8,619
Health Care Equipment & Supplies - 0.1%
AdaptHealth LLC 5.125% 3/1/30 (b)		6,000	5,018
Avantor Funding, Inc. 4.625% 7/15/28 (b)		9,000	8,495
			13,513
Health Care Providers & Services - 1.5%
Centene Corp. 4.625% 12/15/29		80,000	75,724
Community Health Systems, Inc.:
4.75% 2/15/31(b)		46,000	35,004
5.25% 5/15/30(b)		5,000	3,989
6.125% 4/1/30(b)		25,000	15,640
6.875% 4/15/29(b)		5,000	3,190
8% 3/15/26(b)		1,000	990
DaVita, Inc. 4.625% 6/1/30 (b)		18,000	15,834
Modivcare, Inc. 5.875% 11/15/25 (b)		11,000	10,740
Molina Healthcare, Inc. 3.875% 11/15/30 (b)		9,000	7,895
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		4,000	3,595
Radiology Partners, Inc. 8.5% 1/31/29 pay-in-kind (b)(c)		5,000	4,806
Regionalcare Hospital Partners 9.75% 12/1/26 (b)		2,000	1,999
RegionalCare Hospital Partners Holdings, Inc.:
5.375% 1/15/29(b)		4,000	3,189
11% 10/15/30(b)		5,000	5,289
Surgery Center Holdings, Inc. 6.75% 7/1/25 (b)		11,000	10,915
Tenet Healthcare Corp. 4.875% 1/1/26		27,000	26,972
			225,771
Health Care Technology - 0.0%
IQVIA, Inc. 5% 10/15/26 (b)		1,000	977

Pharmaceuticals - 0.2%
1375209 BC Ltd. 9% 1/30/28 (b)		5,000	4,888
Bausch Health Companies, Inc.:
5.5% 11/1/25(b)		10,000	9,306
9% 12/15/25(b)		1,000	951
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(b)		16,000	14,638
5.125% 4/30/31(b)		5,000	4,286
			34,069
TOTAL HEALTH CARE			282,949

INDUSTRIALS - 4.6%
Aerospace & Defense - 0.3%
Bombardier, Inc.:
7.125% 6/15/26(b)		5,000	5,042
8.75% 11/15/30(b)		5,000	5,238
Moog, Inc. 4.25% 12/15/27 (b)		5,000	4,679
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		5,000	5,357
TransDigm, Inc.:
7.125% 12/1/31(b)		15,000	15,387
7.5% 3/15/27		15,000	14,988
			50,691
Air Freight & Logistics - 0.2%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		5,000	4,959
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		7,000	6,151
Rand Parent LLC 8.5% 2/15/30 (b)		18,000	17,481
			28,591
Building Products - 0.2%
Advanced Drain Systems, Inc. 6.375% 6/15/30 (b)		11,000	11,000
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)		5,000	5,238
Builders FirstSource, Inc. 6.375% 3/1/34 (b)		5,000	4,988
EMRLD Borrower LP / Emerald Co. 6.625% 12/15/30 (b)		12,000	12,042
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		3,000	2,918
			36,186
Commercial Services & Supplies - 1.0%
ADT Corp. 4.125% 8/1/29 (b)		17,000	15,364
Allied Universal Holdco LLC 7.875% 2/15/31 (b)		5,000	4,965
Allied Universal Holdco LLC / Allied Universal Finance Corp. 9.75% 7/15/27 (b)		13,000	12,955
APX Group, Inc. 6.75% 2/15/27 (b)		6,000	6,008
Artera Services LLC 8.5% 2/15/31 (b)		20,000	20,431
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		10,000	10,634
Cimpress PLC 7% 6/15/26		2,000	1,991
CoreCivic, Inc. 8.25% 4/15/26		17,000	17,373
Covanta Holding Corp. 4.875% 12/1/29 (b)		7,000	6,117
GFL Environmental, Inc. 6.75% 1/15/31 (b)		5,000	5,114
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		6,000	5,964
Madison IAQ LLC 4.125% 6/30/28 (b)		17,000	15,486
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		5,000	4,688
Stericycle, Inc. 3.875% 1/15/29 (b)		7,000	6,299
The GEO Group, Inc. 6% 4/15/26		8,000	7,686
			141,075
Construction & Engineering - 0.4%
AECOM 5.125% 3/15/27		28,000	27,428
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		4,000	3,710
Pike Corp.:
5.5% 9/1/28(b)		7,000	6,640
8.625% 1/31/31(b)		5,000	5,280
Railworks Holdings LP 8.25% 11/15/28 (b)		7,000	6,953
SRS Distribution, Inc. 4.625% 7/1/28 (b)		7,000	6,529
			56,540
Electrical Equipment - 0.1%
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		5,000	3,970
Regal Rexnord Corp. 6.3% 2/15/30 (b)		5,000	5,091
Sensata Technologies BV 4% 4/15/29 (b)		5,000	4,535
			13,596
Ground Transportation - 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75% 7/15/27 (b)		5,000	4,764
Mobico Group PLC 2.375% 11/20/28 (Reg. S)	GBP	100,000	108,060
Uber Technologies, Inc. 4.5% 8/15/29 (b)		17,000	15,918
XPO, Inc.:
6.25% 6/1/28(b)		5,000	5,011
7.125% 2/1/32(b)		5,000	5,083
			138,836
Machinery - 0.1%
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)		5,000	4,803
Vertical Holdco GmbH 7.625% 7/15/28 (b)		5,000	4,892
			9,695
Marine Transportation - 0.1%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		5,000	5,013
Seaspan Corp. 5.5% 8/1/29 (b)		8,000	6,820
			11,833
Passenger Airlines - 0.1%
American Airlines, Inc.:
7.25% 2/15/28(b)		5,000	5,042
8.5% 5/15/29(b)		5,000	5,256
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (b)		6,000	5,663
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)		4,000	2,893
			18,854
Professional Services - 0.2%
ASGN, Inc. 4.625% 5/15/28 (b)		11,000	10,259
CoreLogic, Inc. 4.5% 5/1/28 (b)		10,000	8,856
TriNet Group, Inc. 7.125% 8/15/31 (b)		5,000	5,093
			24,208
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		5,000	5,027
FLY Leasing Ltd. 7% 10/15/24 (b)		1,000	980
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)		5,000	5,243
			11,250
Transportation Infrastructure - 0.9%
Heathrow Funding Ltd. 6% 3/5/32 (Reg. S)	GBP	100,000	126,073

TOTAL INDUSTRIALS			667,428

INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.2%
CommScope, Inc. 4.75% 9/1/29 (b)		13,000	8,905
HTA Group Ltd. 7% 12/18/25 (b)		14,000	13,872
IHS Netherlands Holdco BV 8% 9/18/27 (b)		2,000	1,793
			24,570
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)		16,000	14,920
TTM Technologies, Inc. 4% 3/1/29 (b)		5,000	4,450
			19,370
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (b)		5,000	4,477
Virtusa Corp. 7.125% 12/15/28 (b)		3,000	2,661
			7,138
Semiconductors & Semiconductor Equipment - 0.1%
Entegris, Inc. 4.375% 4/15/28 (b)		17,000	15,885

Software - 0.6%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		20,000	18,800
Clarivate Science Holdings Corp. 4.875% 7/1/29 (b)		17,000	15,418
Cloud Software Group, Inc.:
6.5% 3/31/29(b)		1,000	931
9% 9/30/29(b)		15,000	14,000
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		5,000	5,125
Fair Isaac Corp. 4% 6/15/28 (b)		5,000	4,645
McAfee Corp. 7.375% 2/15/30 (b)		3,000	2,648
MicroStrategy, Inc. 6.125% 6/15/28 (b)		4,000	3,857
Open Text Corp. 3.875% 12/1/29 (b)		14,000	12,374
UKG, Inc. 6.875% 2/1/31 (b)		5,000	5,052
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		3,000	2,751
			85,601
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
5.75% 12/1/34		5,000	4,806
8.25% 12/15/29(b)		5,000	5,358
Western Digital Corp.:
2.85% 2/1/29		6,000	5,053
3.1% 2/1/32		2,000	1,565
			16,782
TOTAL INFORMATION TECHNOLOGY			169,346

MATERIALS - 2.0%
Chemicals - 1.0%
Consolidated Energy Finance SA 12% 2/15/31 (b)		5,000	5,110
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)		5,250	4,407
LSB Industries, Inc. 6.25% 10/15/28 (b)		10,000	9,483
Methanex Corp. 5.125% 10/15/27		16,000	15,372
NOVA Chemicals Corp.:
5.25% 6/1/27(b)		12,000	11,115
8.5% 11/15/28(b)		5,000	5,279
9% 2/15/30(b)		5,000	5,016
Nufarm Australia Ltd. 5% 1/27/30 (b)		9,000	8,254
Olin Corp. 5% 2/1/30		16,000	14,954
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)		18,000	16,119
6.25% 10/1/29(b)		6,000	5,322
9.75% 11/15/28(b)		2,000	2,125
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(b)		2,000	1,828
6.625% 5/1/29(b)		6,000	5,456
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)		4,000	3,876
The Chemours Co. LLC 5.75% 11/15/28 (b)		19,000	16,664
TPC Group, Inc. 13% 12/16/27 (b)		3,000	3,058
Tronox, Inc. 4.625% 3/15/29 (b)		10,000	8,851
W.R. Grace Holding LLC:
4.875% 6/15/27(b)		6,000	5,700
7.375% 3/1/31(b)		5,000	5,070
			153,059
Construction Materials - 0.2%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		11,000	10,975
Smyrna Ready Mix LLC 8.875% 11/15/31 (b)		5,000	5,299
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)		5,000	5,175
VM Consolidated, Inc. 5.5% 4/15/29 (b)		1,000	942
			22,391
Containers & Packaging - 0.4%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(c)		6,000	2,565
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29(b)		2,000	1,624
6% 6/15/27(b)		2,000	1,964
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(b)		1,000	923
5.25% 4/30/25(b)		1,000	989
5.25% 8/15/27(b)		2,000	1,450
BWAY Holding Co. 7.875% 8/15/26 (b)		5,000	5,067
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)		5,000	4,971
8.75% 4/15/30(b)		5,000	4,759
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		2,000	1,773
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)		5,000	5,067
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28(b)		5,000	4,985
7.25% 2/15/31(b)		5,000	5,162
Trivium Packaging Finance BV:
5.5% 8/15/26(b)		6,000	5,851
8.5% 8/15/27(b)		5,000	4,874
			52,024
Metals & Mining - 0.4%
Arsenal AIC Parent LLC 8% 10/1/30 (b)		5,000	5,238
ATI, Inc. 7.25% 8/15/30		5,000	5,139
ERO Copper Corp. 6.5% 2/15/30 (b)		11,000	10,318
First Quantum Minerals Ltd. 7.5% 4/1/25 (b)		5,000	4,948
Kaiser Aluminum Corp. 4.5% 6/1/31 (b)		5,000	4,272
Mineral Resources Ltd.:
8% 11/1/27(b)		14,000	14,259
9.25% 10/1/28(b)		5,000	5,244
Novelis Corp. 3.875% 8/15/31 (b)		3,000	2,539
PMHC II, Inc. 9% 2/15/30 (b)		5,000	4,600
			56,557
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)		5,000	4,550
LABL, Inc.:
6.75% 7/15/26(b)		1,000	970
10.5% 7/15/27(b)		2,000	1,942
			7,462
TOTAL MATERIALS			291,493

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.2%
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		2,000	1,982
Highwoods/Forsyth LP 7.65% 2/1/34		31,000	33,293
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		42,000	28,127
5% 10/15/27		7,000	5,726
5.25% 8/1/26		3,000	2,671
Omega Healthcare Investors, Inc. 3.25% 4/15/33		8,000	6,368
Piedmont Operating Partnership LP 9.25% 7/20/28		15,000	15,847
Safehold Operating Partnership LP:
2.8% 6/15/31		7,000	5,688
2.85% 1/15/32		2,000	1,611
SBA Communications Corp. 3.875% 2/15/27		25,000	23,590
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28(b)		24,000	20,856
10.5% 2/15/28(b)		2,000	2,070
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (b)		33,000	29,600
			177,429
Real Estate Management & Development - 0.8%
Blackstone Property Partners Europe LP 1% 5/4/28 (Reg. S)	EUR	100,000	92,421
Greystar Real Estate Partners 7.75% 9/1/30 (b)		5,000	5,187
Howard Hughes Corp. 4.375% 2/1/31 (b)		6,000	5,111
Kennedy-Wilson, Inc. 4.75% 2/1/30		5,000	3,956
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		2,000	1,888
			108,563
TOTAL REAL ESTATE			285,992

UTILITIES - 2.2%
Electric Utilities - 2.1%
DPL, Inc.:
4.125% 7/1/25		3,000	2,909
4.35% 4/15/29		160,000	144,984
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (c)	EUR	100,000	92,814
NextEra Energy Partners LP:
4.5% 9/15/27(b)		2,000	1,866
7.25% 1/15/29(b)		5,000	5,082
NRG Energy, Inc. 5.25% 6/15/29 (b)		7,000	6,634
PG&E Corp.:
5% 7/1/28		28,000	26,706
5.25% 7/1/30		5,000	4,700
Vistra Operations Co. LLC:
5% 7/31/27(b)		16,000	15,336
7.75% 10/15/31(b)		5,000	5,172
			306,203
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		8,000	7,310
Sunnova Energy Corp. 5.875% 9/1/26 (b)		6,000	4,877
			12,187
TOTAL UTILITIES			318,390

TOTAL NONCONVERTIBLE BONDS			5,616,307
TOTAL CORPORATE BONDS (Cost $5,666,065)			5,680,076

U.S. Treasury Obligations - 40.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.625% 2/15/53	1,882,000	1,645,427
4.125% 8/15/53	370,000	354,217
4.375% 2/15/38	70,000	70,820
U.S. Treasury Notes:
3.5% 1/31/30	700,000	671,590
3.5% 2/15/33	200,000	188,664
3.625% 3/31/30	590,000	569,350
4% 1/31/31	100,000	98,375
4.125% 11/15/32	2,010,000	1,988,718
4.5% 11/15/33	220,000	224,159
4.875% 10/31/28 (g)	155,000	158,790
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,315,850)		5,970,110

Asset-Backed Securities - 2.8%
	Principal Amount (a)	Value ($)
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	117,500	111,896
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	169,837	151,932
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	161,978	138,094
TOTAL ASSET-BACKED SECURITIES (Cost $396,822)		401,922

Commercial Mortgage Securities - 3.1%
	Principal Amount (a)	Value ($)
BX Commercial Mortgage Trust floater Series 2019-XL Class D, CME Term SOFR 1 Month Index + 1.560% 6.8821% 10/15/36 (b)(c)(d)	85,000	84,788
BX Trust floater Series 2022-IND Class C, CME Term SOFR 1 Month Index + 2.290% 7.6076% 4/15/37 (b)(c)(d)	91,860	91,745
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4067% 10/15/28 (b)(c)(d)	95,686	96,045
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1556% 10/15/28 (b)(c)(d)	95,686	96,102
VLS Commercial Mortgage Trust sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	100,000	80,532
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $446,451)		449,212

Municipal Securities - 1.0%
	Principal Amount (a)	Value ($)
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25 (Cost $146,113)	160,000	147,281

Foreign Government and Government Agency Obligations - 6.2%
		Principal Amount (a)	Value ($)
Brazilian Federative Republic:
5.625% 2/21/47		200,000	170,304
10% 1/1/27	BRL	400,000	80,366
10% 1/1/33	BRL	400,000	77,292
Dominican Republic 4.875% 9/23/32 (b)		260,000	231,525
German Federal Republic:
1% 5/15/38(Reg. S)	EUR	10,000	8,832
1.8% 8/15/53(Reg. S)	EUR	14,000	12,837
3.1% 9/18/25(Reg. S)	EUR	15,000	16,207
Japan Government 0.1% 12/20/24	JPY	21,400,000	142,836
United Kingdom, Great Britain and Northern Ireland 3.75% 1/29/38(Reg. S)	GBP	15,000	17,753
United Mexican States:
7.75% 5/29/31	MXN	1,405,000	76,212
7.75% 11/13/42	MXN	1,492,000	75,428
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $880,362)			909,592

Supranational Obligations - 0.2%
		Principal Amount (a)	Value ($)
European Investment Bank 0.875% 1/14/28 (Reg. S) (Cost $31,314)	EUR	31,000	31,093

Bank Loan Obligations - 1.0%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.4%
Automobile Components - 0.0%
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8239% 12/17/28 (c)(d)(h)	2,987	2,309
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 3/5/28 (c)(d)(h)	4,962	4,961
Diversified Consumer Services - 0.1%
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6246% 3/4/28 (c)(d)(h)	10,931	9,908
TKC Holdings, Inc. 1LN, term loan 13.5% 2/14/27 (c)(h)	1,068	534
		10,442
Hotels, Restaurants & Leisure - 0.2%
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4354% 7/21/28 (c)(d)(h)	11,909	11,857
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6098% 9/18/26 (c)(d)(h)	9,811	9,768
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 12/30/26 (c)(d)(h)	6,987	6,248
		27,873
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8598% 9/24/28 (c)(d)(h)	4,960	4,948
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1763% 12/18/27 (c)(d)(h)	9,924	9,888
TOTAL CONSUMER DISCRETIONARY		60,421
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (c)(d)(h)	19,950	19,576
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Cano Health, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% (c)(d)(h)(i)	9,924	2,915
Tranche DD, term loan CME Term SOFR 1 Month Index + 11.000% 16.3225% 10/2/24 (c)(h)	1,030	1,024
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4481% 10/1/27 (c)(d)(h)	2,985	2,835
		6,774
INDUSTRIALS - 0.2%
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8598% 5/17/28 (c)(d)(h)	9,936	8,890
Commercial Services & Supplies - 0.1%
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 2/7/31 (d)(h)(j)	5,000	5,013
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8064% 8/1/30 (c)(d)(h)	5,985	5,995
		11,008
Professional Services - 0.0%
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 4/29/29 (c)(d)(h)	5,000	4,375
TOTAL INDUSTRIALS		24,273
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1763% 12/10/29 (c)(d)(h)	5,000	4,800
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9263% 12/10/28 (c)(d)(h)	4,962	4,872
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.7129% 9/13/29 (c)(d)(h)(k)	114	114
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.7129% 9/13/29 (c)(d)(h)(k)	4,886	4,886
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1783% 3/1/29 (c)(d)(h)	997	991
UKG, Inc. 2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6802% 5/3/27 (c)(d)(h)	1,310	1,322
		16,985
MATERIALS - 0.1%
Chemicals - 0.1%
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7052% 10/4/29 (c)(d)(h)	7,962	7,915
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9757% 3/15/29 (c)(d)(h)	6,000	5,755
		13,670
TOTAL BANK LOAN OBLIGATIONS (Cost $143,653)		141,699

Preferred Securities - 1.6%
	Principal Amount (a)	Value ($)
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.5966% (c)(d)(l)	22,000	21,822
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7562% (c)(d)(l)	5,000	4,974
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.6786% (c)(d)(l)	8,000	7,988
		34,784
FINANCIALS - 1.2%
Banks - 1.1%
Bank of America Corp. 5.875% (c)(l)	5,000	4,980
Bank of Nova Scotia 4.9% (c)(l)	150,000	145,539
JPMorgan Chase & Co. 4.6% (c)(l)	5,000	4,886
Wells Fargo & Co. 5.9% (c)(l)	4,000	4,031
		159,436
Capital Markets - 0.0%
Charles Schwab Corp. 5.375% (c)(l)	10,000	9,996
Consumer Finance - 0.1%
Ally Financial, Inc.:
4.7% (c)(l)	12,000	10,314
4.7% (c)(l)	1,000	787
		11,101
TOTAL FINANCIALS		180,533
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (c)	7,000	7,088
Air Lease Corp. 4.125% (c)(l)	6,000	5,186
Aircastle Ltd. 5.25% (b)(c)(l)	7,000	6,657
		18,931
TOTAL PREFERRED SECURITIES (Cost $229,645)		234,248

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (m) (Cost $584,583)	584,466	584,583

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $14,840,858)	14,549,816
NET OTHER ASSETS (LIABILITIES) - 0.2%	30,173
NET ASSETS - 100.0%	14,579,989

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
TME 10 Year Canadian Note Contracts (Canada)	1	Jun 2024	88,325	(112)	(112)

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Jun 2024	204,750	107	107
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	Jun 2024	213,813	396	396
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	Jun 2024	119,250	1,170	1,170

TOTAL TREASURY CONTRACTS					1,673

TOTAL PURCHASED					1,561

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	1	Jun 2024	123,819	(961)	(961)

TOTAL FUTURES CONTRACTS					600
The notional amount of futures purchased as a percentage of Net Assets is 4.3%
The notional amount of futures sold as a percentage of Net Assets is 0.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	8,000	USD	8,670	Citibank, N. A.	4/12/24	(10)
EUR	4,000	USD	4,334	Goldman Sachs Bank USA	4/12/24	(4)
GBP	3,000	USD	3,796	Canadian Imperial Bk. of Comm.	4/12/24	(8)
GBP	3,000	USD	3,804	Citibank, N. A.	4/12/24	(16)
JPY	250,000	USD	1,741	JPMorgan Chase Bank, N.A.	4/12/24	(62)
USD	4,358	EUR	4,000	BNP Paribas S.A.	4/12/24	27
USD	3,306	EUR	3,000	BNP Paribas S.A.	4/12/24	58
USD	3,269	EUR	3,000	Brown Brothers Harriman & Co	4/12/24	22
USD	3,253	EUR	3,000	Brown Brothers Harriman & Co	4/12/24	5
USD	839,913	EUR	765,000	Citibank, N. A.	4/12/24	11,733
USD	503,787	GBP	396,000	Bank of America, N.A.	4/12/24	3,795
USD	3,801	GBP	3,000	Brown Brothers Harriman & Co	4/12/24	13
USD	2,547	GBP	2,000	HSBC Bank	4/12/24	22
USD	1,764	JPY	250,000	Royal Bank of Canada	4/12/24	86

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						15,661
Unrealized Appreciation						15,761
Unrealized Depreciation						(100)

Currency Abbreviations
BRL	-	Brazilian real
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
MXN	-	Mexican peso
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,780,815 or 25.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,811.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Non-income producing - Security is in default.
(j)	The coupon rate will be determined upon settlement of the loan after period end.
(k)	Level 3 security
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,113,145	1,019,730	1,548,292	11,152	-	-	584,583	0.0%
Total	1,113,145	1,019,730	1,548,292	11,152	-	-	584,583

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	5,680,076	-	5,680,076	-

U.S. Government and Government Agency Obligations	5,970,110	-	5,970,110	-

Asset-Backed Securities	401,922	-	401,922	-

Commercial Mortgage Securities	449,212	-	449,212	-

Municipal Securities	147,281	-	147,281	-

Foreign Government and Government Agency Obligations	909,592	-	909,592	-

Supranational Obligations	31,093	-	31,093	-

Bank Loan Obligations	141,699	-	136,699	5,000

Preferred Securities	234,248	-	234,248	-

Money Market Funds	584,583	584,583	-	-
Total Investments in Securities:	14,549,816	584,583	13,960,233	5,000
Derivative Instruments: Assets
Futures Contracts	1,673	1,673	-	-
Forward Foreign Currency Contracts	15,761	-	15,761	-
Total Assets	17,434	1,673	15,761	-
Liabilities
Futures Contracts	(1,073)	(1,073)	-	-
Forward Foreign Currency Contracts	(100)	-	(100)	-
Total Liabilities	(1,173)	(1,073)	(100)	-
Total Derivative Instruments:	16,261	600	15,661	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	15,761	(100)
Total Foreign Exchange Risk	15,761	(100)
Interest Rate Risk
Futures Contracts (b)	1,673	(1,073)
Total Interest Rate Risk	1,673	(1,073)
Total Value of Derivatives	17,434	(1,173)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Tactical Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $14,256,275)	$13,965,233
Fidelity Central Funds (cost $584,583)	584,583

Total Investment in Securities (cost $14,840,858)		$14,549,816
Cash		2,667
Foreign currency held at value (cost $161,277)		160,964
Receivable for investments sold
Regular delivery		46,639
Delayed delivery		5,031
Unrealized appreciation on forward foreign currency contracts		15,761
Dividends receivable		327
Interest receivable		141,565
Distributions receivable from Fidelity Central Funds		1,663
Total assets		14,924,433
Liabilities
Payable for investments purchased
Regular delivery	$244,247
Delayed delivery	27,010
Unrealized depreciation on forward foreign currency contracts	100
Distributions payable	60,900
Accrued management fee	6,701
Payable for daily variation margin on futures contracts	1,503
Other payables and accrued expenses	3,983
Total Liabilities		344,444
Commitments and contingent liabilities (see Commitments note)
Net Assets		$14,579,989
Net Assets consist of:
Paid in capital		$15,043,762
Total accumulated earnings (loss)		(463,773)
Net Assets		$14,579,989
Net Asset Value, offering price and redemption price per share ($14,579,989 ÷ 300,000 shares)		$48.60
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$6,605
Interest		385,213
Income from Fidelity Central Funds		11,152
Total Income		402,970
Expenses
Management fee	$39,551
Independent trustees' fees and expenses	23
Miscellaneous	537
Total expenses before reductions	40,111
Expense reductions	(394)
Total expenses after reductions		39,717
Net Investment income (loss)		363,253
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(56,686)
Forward foreign currency contracts	12,560
Foreign currency transactions	(984)
Futures contracts	(7,431)
Total net realized gain (loss)		(52,541)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	186,023
Forward foreign currency contracts	(804)
Assets and liabilities in foreign currencies	784
Futures contracts	250
Total change in net unrealized appreciation (depreciation)		186,253
Net gain (loss)		133,712
Net increase (decrease) in net assets resulting from operations		$496,965
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	For the period January 24, 2023 (commencement of operations) through August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$363,253	$411,778
Net realized gain (loss)	(52,541)	(117,655)
Change in net unrealized appreciation (depreciation)	186,253	(460,761)
Net increase (decrease) in net assets resulting from operations	496,965	(166,638)
Distributions to shareholders	(385,800)	(408,300)

Share transactions
Proceeds from sales of shares	-	15,043,762

Net increase (decrease) in net assets resulting from share transactions	-	15,043,762
Total increase (decrease) in net assets	111,165	14,468,824

Net Assets
Beginning of period	14,468,824	-
End of period	$14,579,989	$14,468,824

Other Information
Shares
Sold	-	300,000
Net increase (decrease)	-	300,000

Financial Highlights
Fidelity® Tactical Bond ETF

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$48.23	$50.00
Income from Investment Operations
Net investment income (loss) B,C	1.211	1.373
Net realized and unrealized gain (loss)	.445	(1.782)
Total from investment operations	1.656	(.409)
Distributions from net investment income	(1.286)	(1.361)
Total distributions	(1.286)	(1.361)
Net asset value, end of period	$48.60	$48.23
Total Return D,E,F	3.50%	(.82)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.56% I,J	.55% I
Expenses net of fee waivers, if any	.56% I,J	.55% I
Expenses net of all reductions	.55% I,J	.54% I
Net investment income (loss)	5.04% I,J	4.64% I
Supplemental Data
Net assets, end of period (000 omitted)	$14,580	$14,469
Portfolio turnover rate K	43% I	46% I

AFor the period January 24, 2023 (commencement of operations) through August 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FBased on net asset value.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Total Bond ETF
Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.1)%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.1)%
Futures and Swaps - 1.7%
Forward foreign currency contracts - (1.6)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Total Bond ETF
Schedule of Investments February 29, 2024 (Unaudited)
Showing Percentage of Net Assets
Corporate Bonds - 32.6%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
0% 12/15/25		520,000	376,740
2.375% 3/15/24		3,391,000	3,336,066
3.375% 8/15/26		2,486,000	1,469,848
			5,182,654
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed, Inc. 1.875% 12/1/29		1,747,000	910,187

Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 3.5% 6/1/28 (b)		310,000	388,388
Western Digital Corp. 3% 11/15/28 (b)		370,000	488,400
			876,788
TOTAL INFORMATION TECHNOLOGY			1,786,975

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		1,155,000	659,463

UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		400,000	399,600

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		316,000	284,399
Sunnova Energy International, Inc. 0.25% 12/1/26		105,000	52,518
			336,917
TOTAL UTILITIES			736,517

TOTAL CONVERTIBLE BONDS			8,365,609
Nonconvertible Bonds - 32.5%
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.7%
Altice France SA:
5.125% 1/15/29(b)		515,000	389,096
5.125% 7/15/29(b)		1,580,000	1,193,129
5.5% 1/15/28(b)		2,840,000	2,317,230
5.5% 10/15/29(b)		500,000	378,585
AT&T, Inc.:
2.55% 12/1/33		4,162,000	3,282,677
3.8% 12/1/57		3,772,000	2,654,675
4.3% 2/15/30		315,000	300,418
4.5% 3/9/48		10,000	8,365
5.15% 11/15/46		500,000	461,132
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,228,000	1,157,390
Cablevision Lightpath LLC:
3.875% 9/15/27(b)		85,000	77,047
5.625% 9/15/28(b)		70,000	58,255
Cogent Communications Group, Inc. 7% 6/15/27 (b)		505,000	504,303
Frontier Communications Holdings LLC:
5% 5/1/28(b)		1,698,000	1,571,421
5.875% 10/15/27(b)		580,000	560,571
6.75% 5/1/29(b)		890,000	799,036
8.75% 5/15/30(b)		235,000	239,693
IHS Holding Ltd. 5.625% 11/29/26 (b)		210,000	184,588
Koninklijke KPN NV 3.875% 2/16/36 (Reg. S)	EUR	200,000	215,629
Level 3 Financing, Inc.:
3.625% 1/15/29(b)		65,000	38,025
4.25% 7/1/28(b)		185,000	113,775
4.625% 9/15/27(b)		70,000	46,716
10.5% 5/15/30(b)		1,846,000	1,892,150
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		600,000	346,500
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		250,000	214,558
Sable International Finance Ltd. 5.75% 9/7/27 (b)		1,300,000	1,244,490
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		686,000	631,532
Telecom Italia Capital SA 6% 9/30/34		693,000	642,977
Telecom Italia SpA 5.303% 5/30/24 (b)		210,000	209,199
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		235,000	229,830
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		200,000	187,500
Verizon Communications, Inc.:
2.1% 3/22/28		1,241,000	1,104,975
2.55% 3/21/31		29,769,000	25,090,097
2.987% 10/30/56		1,624,000	1,009,018
3% 3/22/27		221,000	208,018
3.75% 2/28/36	EUR	425,000	452,179
4.862% 8/21/46		875,000	801,976
5.012% 4/15/49		38,000	36,708
Virgin Media Finance PLC 5% 7/15/30 (b)		405,000	349,608
Windstream Escrow LLC 7.75% 8/15/28 (b)		1,940,000	1,811,229
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		1,635,000	1,361,138
			54,375,438
Entertainment - 0.1%
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.5% 2/15/28 (b)		400,000	200,233
Roblox Corp. 3.875% 5/1/30 (b)		1,027,000	899,477
The Walt Disney Co.:
3.8% 3/22/30		1,824,000	1,722,354
4.7% 3/23/50		1,346,000	1,232,072
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	895,000	978,953
			5,033,089
Interactive Media & Services - 0.0%
Baidu, Inc. 1.72% 4/9/26		575,000	533,813
Tencent Holdings Ltd.:
1.81% 1/26/26(b)		250,000	234,265
2.39% 6/3/30(b)		400,000	340,816
			1,108,894
Media - 1.9%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		639,000	594,749
Altice Financing SA:
5% 1/15/28(b)		3,140,000	2,778,087
5.75% 8/15/29(b)		1,205,000	1,037,831
Altice France Holding SA 6% 2/15/28 (b)		975,000	492,128
Cable Onda SA 4.5% 1/30/30 (b)		665,000	595,175
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(b)		880,000	707,817
4.5% 5/1/32		460,000	363,402
4.5% 6/1/33(b)		1,342,000	1,032,330
4.75% 3/1/30(b)		3,439,000	2,925,506
5% 2/1/28(b)		1,000,000	922,747
5.375% 6/1/29(b)		1,704,000	1,541,043
5.5% 5/1/26(b)		195,000	191,594
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29		6,000,000	5,062,878
4.4% 4/1/33		46,198,000	40,387,880
5.25% 4/1/53		5,554,000	4,312,029
5.375% 5/1/47		5,431,000	4,288,811
5.5% 4/1/63		2,636,000	2,038,943
5.75% 4/1/48		1,936,000	1,611,661
6.484% 10/23/45		197,000	179,971
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		1,200,000	1,122,049
7.5% 6/1/29(b)		280,000	231,700
9% 9/15/28(b)		155,000	161,665
Comcast Corp.:
3.9% 3/1/38		71,000	60,888
4.65% 7/15/42		162,000	145,863
CSC Holdings LLC:
3.375% 2/15/31(b)		935,000	660,045
4.125% 12/1/30(b)		325,000	241,989
4.625% 12/1/30(b)		1,585,000	881,474
5.375% 2/1/28(b)		1,695,000	1,477,413
5.5% 4/15/27(b)		600,000	538,244
Discovery Communications LLC:
3.625% 5/15/30		5,565,000	4,891,433
4.65% 5/15/50		1,770,000	1,342,248
DISH DBS Corp. 5.75% 12/1/28 (b)		549,000	380,183
DISH Network Corp. 11.75% 11/15/27 (b)		4,442,000	4,631,133
Fox Corp.:
4.709% 1/25/29		145,000	141,478
5.476% 1/25/39		143,000	133,587
5.576% 1/25/49		95,000	86,896
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		200,000	168,064
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		560,000	584,455
Sirius XM Radio, Inc.:
3.875% 9/1/31(b)		2,100,000	1,735,809
4.125% 7/1/30(b)		635,000	546,327
TEGNA, Inc. 4.75% 3/15/26 (b)		600,000	579,750
Time Warner Cable LLC:
5.5% 9/1/41		16,000	13,190
5.875% 11/15/40		1,356,000	1,169,505
6.55% 5/1/37		157,000	147,883
6.75% 6/15/39		674,000	635,973
7.3% 7/1/38		211,000	210,371
Univision Communications, Inc.:
4.5% 5/1/29(b)		1,500,000	1,315,395
6.625% 6/1/27(b)		471,000	456,586
8% 8/15/28(b)		285,000	286,522
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)		1,185,000	1,035,702
Warnermedia Holdings, Inc.:
3.755% 3/15/27		1,175,000	1,111,831
4.054% 3/15/29		407,000	376,991
4.279% 3/15/32		37,861,000	33,400,483
5.05% 3/15/42		847,000	712,257
5.141% 3/15/52		6,181,000	5,022,653
Ziggo Bond Co. BV 6% 1/15/27 (b)		450,000	439,904
			138,142,521
Wireless Telecommunication Services - 0.4%
AXIAN Telecom 7.375% 2/16/27 (b)		200,000	190,282
CT Trust 5.125% 2/3/32 (b)		350,000	315,000
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)		1,365,000	1,269,972
Millicom International Cellular SA:
4.5% 4/27/31(b)		1,463,000	1,263,593
6.25% 3/25/29(b)		630,000	608,580
T-Mobile U.S.A., Inc.:
3.875% 4/15/30		27,993,000	25,983,549
4.375% 4/15/40		207,000	181,467
4.5% 4/15/50		407,000	344,408
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		840,000	712,421
Vodafone Group PLC 4.875% 10/3/78 (Reg. S) (c)	GBP	385,000	473,496
VTR Comunicaciones SpA 5.125% 1/15/28 (b)		775,000	482,825
			31,825,593
TOTAL COMMUNICATION SERVICES			230,485,535

CONSUMER DISCRETIONARY - 1.5%
Automobile Components - 0.1%
Hertz Corp. 5% 12/1/29 (b)		69,000	52,862
Macquarie AirFinance Holdings:
8.125% 3/30/29(b)		670,000	696,633
8.375% 5/1/28(b)		295,000	309,007
Metalsa SA de CV 3.75% 5/4/31 (b)		225,000	182,482
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)		530,000	231,306
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	600,000	674,043
Schaeffler AG 3.375% 10/12/28 (Reg. S)	EUR	700,000	726,298
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	600,000	616,192
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	400,000	398,947
ZF North America Capital, Inc.:
4.75% 4/29/25(b)		465,000	457,932
6.875% 4/14/28(b)		365,000	372,669
			4,718,371
Automobiles - 0.1%
Ford Motor Co. 3.25% 2/12/32		400,000	328,023
General Motors Financial Co., Inc.:
2.25% 9/6/24 (Reg. S)	GBP	350,000	434,224
4.35% 4/9/25		3,810,000	3,760,461
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(c)(d)		2,968,000	2,824,321
			7,347,029
Broadline Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		150,000	123,857
JD.com, Inc. 3.375% 1/14/30		255,000	229,860
John Lewis PLC 6.125% 1/21/25	GBP	1,515,000	1,904,689
Kohl's Corp. 4.25% 7/17/25		40,000	38,865
Marks & Spencer PLC 3.75% 5/19/26 (Reg. S)	GBP	100,000	121,095
Match Group Holdings II LLC:
3.625% 10/1/31(b)		921,000	775,943
4.125% 8/1/30(b)		85,000	75,092
Nordstrom, Inc. 4.375% 4/1/30		840,000	742,140
Prosus NV:
3.061% 7/13/31(b)		140,000	112,613
3.68% 1/21/30(b)		200,000	172,696
4.193% 1/19/32(b)		600,000	513,312
			4,810,162
Distributors - 0.0%
Windsor Holdings III, LLC 8.5% 6/15/30 (b)		305,000	315,575

Diversified Consumer Services - 0.1%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)		1,670,000	1,654,686
Service Corp. International 5.125% 6/1/29		615,000	600,117
Sotheby's 7.375% 10/15/27 (b)		376,000	361,157
TKC Holdings, Inc.:
6.875% 5/15/28(b)		1,060,000	992,425
10.5% 5/15/29(b)		665,000	603,648
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		1,538,000	1,491,860
			5,703,893
Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(b)		576,000	537,281
4% 10/15/30(b)		955,000	838,876
4.375% 1/15/28(b)		600,000	563,207
5.75% 4/15/25(b)		130,000	129,520
Affinity Interactive 6.875% 12/15/27 (b)		1,442,000	1,330,115
Aramark Services, Inc.:
5% 4/1/25(b)		275,000	273,246
5% 2/1/28(b)		1,496,000	1,433,653
Bimbo Bakeries U.S.A., Inc.:
5.375% 1/9/36(b)		400,000	394,060
6.4% 1/15/34(b)		200,000	213,820
Boyd Gaming Corp.:
4.75% 12/1/27		380,000	365,026
4.75% 6/15/31(b)		400,000	363,346
Caesars Entertainment, Inc.:
4.625% 10/15/29(b)		600,000	547,798
6.5% 2/15/32(b)		880,000	886,585
7% 2/15/30(b)		120,000	122,935
8.125% 7/1/27(b)		1,190,000	1,221,875
Carnival Corp.:
5.75% 3/1/27(b)		440,000	434,497
7% 8/15/29(b)		748,000	775,895
7.625% 3/1/26(b)		1,955,000	1,980,435
10.5% 6/1/30(b)		1,870,000	2,040,230
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		150,000	135,000
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(b)		900,000	816,714
6.75% 1/15/30(b)		820,000	724,264
Garden SpinCo Corp. 8.625% 7/20/30 (b)		90,000	95,409
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		500,000	432,656
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		580,000	577,433
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		1,964,000	1,677,767
4% 5/1/31(b)		450,000	399,817
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)		865,000	864,998
Life Time, Inc.:
5.75% 1/15/26(b)		715,000	708,999
8% 4/15/26(b)		1,905,000	1,922,431
Light & Wonder International, Inc. 7.5% 9/1/31 (b)		215,000	223,996
Lindblad Expeditions LLC 6.75% 2/15/27 (b)		69,000	69,284
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		664,000	572,700
McDonald's Corp.:
3.5% 7/1/27		269,000	257,616
4.2% 4/1/50		1,792,000	1,482,224
Meituan:
2.125% 10/28/25(b)		400,000	376,572
3.05% 10/28/30(b)		400,000	337,828
Melco Resorts Finance Ltd.:
5.375% 12/4/29(b)		200,000	179,231
5.75% 7/21/28(b)		220,000	206,231
Merlin Entertainments Group 7.375% 2/15/31 (b)		210,000	210,109
MGM Resorts International 4.75% 10/15/28		860,000	807,227
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		250,000	243,755
NCL Corp. Ltd.:
3.625% 12/15/24(b)		770,000	758,314
8.375% 2/1/28(b)		420,000	440,901
NCL Finance Ltd. 6.125% 3/15/28 (b)		1,300,000	1,268,031
Ontario Gaming GTA LP 8% 8/1/30 (b)		15,000	15,299
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(b)		1,400,000	1,373,112
5.5% 8/31/26(b)		1,374,000	1,358,280
5.5% 4/1/28(b)		1,085,000	1,065,165
6.25% 3/15/32(b)		905,000	907,590
7.25% 1/15/30(b)		200,000	207,935
11.625% 8/15/27(b)		60,000	64,899
Station Casinos LLC 4.5% 2/15/28 (b)		610,000	568,774
Viking Cruises Ltd.:
6.25% 5/15/25(b)		500,000	499,375
9.125% 7/15/31(b)		275,000	297,709
Whitbread PLC 2.375% 5/31/27 (Reg. S)	GBP	100,000	114,278
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		340,000	332,714
Wynn Macau Ltd.:
4.875% 10/1/24(b)		325,000	322,400
5.5% 10/1/27(b)		100,000	94,750
Yum! Brands, Inc.:
3.625% 3/15/31		400,000	351,769
4.625% 1/31/32		1,030,000	945,550
			38,761,506
Household Durables - 0.0%
LGI Homes, Inc.:
4% 7/15/29(b)		245,000	210,094
8.75% 12/15/28(b)		70,000	73,369
Newell Brands, Inc.:
5.2% 4/1/26(e)		500,000	485,531
6.375% 4/1/36(e)		460,000	404,022
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,620,000	1,537,482
TopBuild Corp. 4.125% 2/15/32 (b)		248,000	217,206
			2,927,704
Leisure Products - 0.0%
Amer Sports Co. 6.75% 2/16/31 (b)		445,000	442,868
Mattel, Inc.:
5.45% 11/1/41		980,000	885,074
5.875% 12/15/27(b)		1,257,000	1,257,798
6.2% 10/1/40		380,000	373,619
			2,959,359
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30		127,000	120,794
AutoZone, Inc. 4% 4/15/30		4,155,000	3,910,809
Bath & Body Works, Inc. 6.625% 10/1/30 (b)		1,000,000	1,005,491
Carvana Co.:
4.875% 9/1/29(b)		785,000	525,950
5.875% 10/1/28(b)		650,000	433,849
12% 12/1/28 pay-in-kind(b)(c)		316,400	304,111
13% 6/1/30 pay-in-kind(b)(c)		145,000	135,563
14% 6/1/31 pay-in-kind(b)(c)		606,353	589,970
Champions Financing, Inc. 8.75% 2/15/29 (b)		1,057,000	1,079,694
LBM Acquisition LLC 6.25% 1/15/29 (b)		1,670,000	1,504,467
LCM Investments Holdings 8.25% 8/1/31 (b)		135,000	137,780
Lowe's Companies, Inc.:
3.35% 4/1/27		191,000	182,053
3.75% 4/1/32		15,568,000	14,146,164
4.25% 4/1/52		2,401,000	1,929,024
4.45% 4/1/62		2,460,000	1,964,146
4.5% 4/15/30		176,000	171,001
Michaels Companies, Inc. 7.875% 5/1/29 (b)		500,000	322,852
O'Reilly Automotive, Inc. 4.2% 4/1/30		188,000	178,454
Sally Holdings LLC:
5.625% 12/1/25		15,000	14,990
6.75% 3/1/32		445,000	443,721
Staples, Inc.:
7.5% 4/15/26(b)		220,000	211,511
10.75% 4/15/27(b)		219,000	197,648
TJX Companies, Inc. 3.875% 4/15/30		4,000	3,794
Valvoline, Inc.:
3.625% 6/15/31(b)		700,000	591,505
4.25% 2/15/30(b)		85,000	84,462
Victoria's Secret & Co. 4.625% 7/15/29 (b)		247,000	208,350
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)		550,000	565,125
			30,963,278
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)		600,000	510,479
Hanesbrands, Inc. 4.875% 5/15/26 (b)		50,000	48,251
Tapestry, Inc.:
7% 11/27/26		1,959,000	2,011,996
7.05% 11/27/25		726,000	739,554
7.35% 11/27/28		3,039,000	3,178,801
7.7% 11/27/30		3,039,000	3,222,401
7.85% 11/27/33		3,039,000	3,287,426
The William Carter Co. 5.625% 3/15/27 (b)		105,000	103,013
Wolverine World Wide, Inc. 4% 8/15/29 (b)		1,310,000	1,049,638
			14,151,559
TOTAL CONSUMER DISCRETIONARY			112,658,436

CONSUMER STAPLES - 1.3%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
4.35% 6/1/40		624,000	558,749
4.5% 6/1/50		6,964,000	6,277,986
4.75% 4/15/58		350,000	317,752
5.45% 1/23/39		377,000	383,381
5.55% 1/23/49		2,806,000	2,876,600
5.8% 1/23/59 (Reg. S)		1,068,000	1,133,754
Central American Bottling Corp. 5.25% 4/27/29 (b)		250,000	235,000
Molson Coors Beverage Co. 3% 7/15/26		4,389,000	4,180,217
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)		416,000	377,416
The Coca-Cola Co.:
3.375% 3/25/27		1,134,000	1,093,753
3.45% 3/25/30		562,000	524,288
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		1,571,000	1,371,452
			19,330,348
Consumer Staples Distribution & Retail - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
4.875% 2/15/30(b)		1,200,000	1,126,444
6.5% 2/15/28(b)		445,000	447,763
C&S Group Enterprises LLC 5% 12/15/28 (b)		610,000	483,258
Dollar Tree, Inc. 4% 5/15/25		2,307,000	2,265,707
KeHE Distributor / Nextwave 9% 2/15/29 (b)		775,000	777,274
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		210,000	206,571
Performance Food Group, Inc.:
5.5% 10/15/27(b)		740,000	724,706
6.875% 5/1/25(b)		415,000	416,071
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	900,000	1,013,040
Sysco Corp.:
5.95% 4/1/30		948,000	986,457
6.6% 4/1/50		530,000	598,924
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	920,000	1,012,468
U.S. Foods, Inc.:
4.75% 2/15/29(b)		1,400,000	1,314,278
6.875% 9/15/28(b)		185,000	188,238
			11,561,199
Food Products - 0.5%
Adecoagro SA 6% 9/21/27 (b)		180,000	174,398
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)		193,000	178,522
Darling Ingredients, Inc.:
5.25% 4/15/27(b)		381,000	373,708
6% 6/15/30(b)		130,000	128,108
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)		405,000	417,621
JBS U.S.A. Food Co. 3.625% 1/15/32 (b)		80,000	67,267
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc.:
2.5% 1/15/27		2,610,000	2,394,524
3% 5/15/32		2,405,000	1,925,578
5.125% 2/1/28		910,000	891,629
5.5% 1/15/30		25,136,000	24,498,596
5.75% 4/1/33		4,103,000	3,979,164
Lamb Weston Holdings, Inc. 4.375% 1/31/32 (b)		1,460,000	1,304,416
MARB BondCo PLC 3.95% 1/29/31 (b)		415,000	337,188
Pilgrim's Pride Corp. 4.25% 4/15/31		640,000	572,053
Post Holdings, Inc.:
4.5% 9/15/31(b)		51,000	45,405
4.625% 4/15/30(b)		180,000	163,778
5.5% 12/15/29(b)		635,000	607,580
5.625% 1/15/28(b)		130,000	127,615
5.75% 3/1/27(b)		196,000	197,878
6.25% 2/15/32(b)		530,000	532,740
TreeHouse Foods, Inc. 4% 9/1/28		670,000	591,275
			39,509,043
Household Products - 0.0%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	885,000	977,633

Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		220,000	224,492

Tobacco - 0.3%
Altria Group, Inc.:
3.875% 9/16/46		703,000	517,220
4.25% 8/9/42		448,000	359,145
4.5% 5/2/43		289,000	239,927
4.8% 2/14/29		86,000	84,441
5.95% 2/14/49		300,000	298,855
BAT Capital Corp.:
4.7% 4/2/27		3,039,000	2,974,223
4.906% 4/2/30		11,988,000	11,650,513
5.282% 4/2/50		1,336,000	1,107,723
5.834% 2/20/31		1,000,000	996,542
6.421% 8/2/33		532,000	547,269
Imperial Brands Finance Netherlands BV 5.25% 2/15/31 (Reg. S)	EUR	1,485,000	1,680,182
Imperial Tobacco Finance PLC:
4.25% 7/21/25(b)		450,000	441,027
6.125% 7/27/27(b)		3,927,000	3,997,642
8.125% 3/15/24	GBP	335,000	423,143
Reynolds American, Inc.:
4.45% 6/12/25		33,000	32,494
5.7% 8/15/35		28,000	26,746
5.85% 8/15/45		180,000	163,531
			25,540,623
TOTAL CONSUMER STAPLES			97,143,338

ENERGY - 4.1%
Energy Equipment & Services - 0.1%
CGG SA 8.75% 4/1/27 (b)		675,000	602,087
Guara Norte SARL 5.198% 6/15/34 (b)		171,358	154,436
Halliburton Co.:
3.8% 11/15/25		2,000	1,954
4.85% 11/15/35		55,000	52,895
Jonah Energy Parent LLC 12% 11/5/25 (f)(g)		59,607	63,035
Nabors Industries, Inc. 9.125% 1/31/30 (b)		95,000	97,375
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		125,000	128,458
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		780,000	789,594
Technip Energies NV 1.125% 5/28/28	EUR	270,000	261,270
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		600,000	620,063
Transocean Aquila Ltd. 8% 9/30/28 (b)		376,000	383,050
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		607,500	605,438
Transocean, Inc.:
7.25% 11/1/25(b)		255,000	251,264
7.5% 1/15/26(b)		672,000	664,446
8% 2/1/27(b)		700,000	683,326
8.75% 2/15/30(b)		252,000	258,759
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 6.875% 4/1/26		420,000	419,428
Valaris Ltd. 8.375% 4/30/30 (b)		557,000	571,141
			6,608,019
Oil, Gas & Consumable Fuels - 4.0%
Altus Midstream LP:
5.875% 6/15/30(b)		205,000	199,755
6.625% 12/15/28(b)		600,000	607,382
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 3/1/27 (b)		338,000	330,712
California Resources Corp. 7.125% 2/1/26 (b)		228,000	229,202
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)		190,000	188,213
Canacol Energy Ltd. 5.75% 11/24/28 (b)		125,000	85,013
Canadian Natural Resources Ltd.:
2.05% 7/15/25		5,600,000	5,343,848
3.85% 6/1/27		2,800,000	2,683,616
5.85% 2/1/35		1,246,000	1,244,636
Cenovus Energy, Inc.:
2.65% 1/15/32		634,000	518,313
3.75% 2/15/52		210,000	150,004
5.25% 6/15/37		1,285,000	1,192,128
5.4% 6/15/47		168,000	153,907
6.75% 11/15/39		257,000	278,526
Citgo Petroleum Corp.:
6.375% 6/15/26(b)		600,000	603,740
7% 6/15/25(b)		208,000	207,509
8.375% 1/15/29(b)		1,565,000	1,643,514
CNX Midstream Partners LP 4.75% 4/15/30 (b)		550,000	481,170
CNX Resources Corp.:
6% 1/15/29(b)		248,000	238,363
7.25% 3/1/32(b)		610,000	607,881
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30(b)		525,000	534,767
6.036% 11/15/33(b)		1,415,000	1,452,925
6.497% 8/15/43(b)		423,000	447,622
6.544% 11/15/53(b)		762,000	811,738
6.714% 8/15/63(b)		456,000	493,781
Comstock Resources, Inc. 6.75% 3/1/29 (b)		800,000	737,951
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)		480,000	489,391
CVR Energy, Inc.:
5.75% 2/15/28(b)		2,607,000	2,419,843
8.5% 1/15/29(b)		410,000	412,563
DCP Midstream Operating LP 5.125% 5/15/29		1,035,000	1,022,085
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
6.75% 5/15/25		35,000	35,003
7.125% 6/1/28(b)		1,305,000	1,249,538
8.625% 3/15/29(b)(h)		450,000	450,479
DT Midstream, Inc. 4.125% 6/15/29 (b)		1,030,000	941,158
Ecopetrol SA:
4.625% 11/2/31		610,000	503,878
8.875% 1/13/33		480,000	504,480
EG Global Finance PLC 12% 11/30/28 (b)		2,683,000	2,832,577
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		915,000	778,322
Empresa Nacional de Petroleo 6.15% 5/10/33 (b)		200,000	199,564
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		910,000	917,371
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S)(b)		400,000	374,543
5.375% 3/30/28 (Reg. S)(b)		200,000	178,770
Energean PLC 6.5% 4/30/27 (b)		600,000	547,313
Energy Transfer LP:
3.75% 5/15/30		43,128,000	39,333,418
4.95% 6/15/28		246,000	242,296
5% 5/15/50		1,080,000	931,055
5.25% 4/15/29		1,892,000	1,884,700
5.4% 10/1/47		577,000	523,343
5.625% 5/1/27(b)		2,367,000	2,345,744
5.8% 6/15/38		137,000	135,449
6% 6/15/48		1,869,000	1,831,903
6.25% 4/15/49		109,000	110,053
7.375% 2/1/31(b)		225,000	235,429
EnLink Midstream LLC:
5.625% 1/15/28(b)		753,000	741,939
6.5% 9/1/30(b)		585,000	599,664
Enterprise Products Operating LP 3.7% 2/15/26		5,310,000	5,178,771
EQM Midstream Partners LP:
6.5% 7/1/27(b)		195,000	196,950
7.5% 6/1/27(b)		425,000	434,818
Exxon Mobil Corp. 3.482% 3/19/30		2,903,000	2,710,694
FEL Energy VI SARL 5.75% 12/1/40 (b)		180,934	161,976
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(b)		97,686	83,912
2.625% 3/31/36(b)		890,000	722,569
GeoPark Ltd. 5.5% 1/17/27 (b)		200,000	181,000
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		1,125,000	1,108,811
7% 8/1/27		782,000	782,250
8.25% 1/15/32(b)		200,000	205,140
Golar LNG Ltd. 7% 10/20/25 (b)		855,000	844,672
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)		200,000	185,000
Harbour Energy PLC 5.5% 10/15/26 (b)		50,000	48,733
Harvest Midstream I LP 7.5% 9/1/28 (b)		610,000	614,928
Hess Corp.:
5.6% 2/15/41		7,867,000	7,921,862
5.8% 4/1/47		360,000	365,837
7.125% 3/15/33		110,000	123,362
7.3% 8/15/31		2,372,000	2,668,266
7.875% 10/1/29		303,000	339,504
Hess Midstream Operations LP:
5.125% 6/15/28(b)		1,735,000	1,666,884
5.625% 2/15/26(b)		505,000	497,854
HF Sinclair Corp.:
5% 2/1/28(b)		600,000	577,776
6.375% 4/15/27(b)		180,000	180,308
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)		560,000	590,100
KazMunaiGaz National Co.:
3.5% 4/14/33(b)		385,000	312,909
5.375% 4/24/30(b)		85,000	82,525
Kinder Morgan Energy Partners LP:
5.5% 3/1/44		287,000	265,456
6.55% 9/15/40		13,000	13,440
Kinder Morgan, Inc.:
5.05% 2/15/46		34,000	29,657
5.55% 6/1/45		193,000	181,200
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		825,000	792,000
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (b)		395,000	386,053
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		665,376	602,631
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29 (b)		250,000	260,500
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		575,000	574,385
MEG Energy Corp. 7.125% 2/1/27 (b)		910,000	924,136
Mesquite Energy, Inc. 7.25% (b)(g)(i)		269,000	0
MPLX LP:
4.8% 2/15/29		83,000	81,285
4.875% 12/1/24		160,000	159,083
4.95% 9/1/32		4,161,000	3,985,308
5.5% 2/15/49		249,000	233,191
NAK Naftogaz Ukraine 7.65% (Reg. S) (i)		522,500	403,631
New Fortress Energy, Inc.:
6.5% 9/30/26(b)		7,426,000	7,170,087
6.75% 9/15/25(b)		2,655,000	2,641,299
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125% 2/15/29(b)		220,000	222,074
8.375% 2/15/32(b)		220,000	223,472
Northern Oil & Gas, Inc.:
8.125% 3/1/28(b)		500,000	506,315
8.75% 6/15/31(b)		395,000	412,775
Occidental Petroleum Corp.:
4.2% 3/15/48		210,000	160,480
4.3% 8/15/39		105,000	84,655
4.4% 4/15/46		410,000	327,593
4.4% 8/15/49		255,000	188,573
5.55% 3/15/26		1,088,000	1,089,194
6.2% 3/15/40		250,000	253,915
6.45% 9/15/36		858,000	903,354
6.6% 3/15/46		216,000	229,433
7.5% 5/1/31		22,551,000	24,904,037
7.875% 9/15/31		65,000	73,143
8.875% 7/15/30		1,880,000	2,168,281
Ovintiv, Inc.:
5.15% 11/15/41		1,386,000	1,180,743
6.625% 8/15/37		1,341,000	1,383,060
7.375% 11/1/31		290,000	316,046
8.125% 9/15/30		652,000	730,592
Parkland Corp.:
4.5% 10/1/29(b)		160,000	146,200
4.625% 5/1/30(b)		1,230,000	1,123,556
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		300,000	291,750
7.875% 9/15/30(b)		1,000,000	1,024,680
Permian Resources Operating LLC:
5.875% 7/1/29(b)		748,000	729,300
7% 1/15/32(b)		275,000	282,364
Petroleos de Venezuela SA:
5.375%(i)		750,000	78,750
9.75%(b)(i)		670,000	78,725
Petroleos Mexicanos:
4.5% 1/23/26		907,000	844,417
5.95% 1/28/31		53,205,000	41,308,362
6.35% 2/12/48		11,201,000	6,855,012
6.49% 1/23/27		435,000	406,590
6.5% 3/13/27		2,224,000	2,074,214
6.625% 6/15/35		1,450,000	1,072,797
6.7% 2/16/32		750,000	605,025
6.75% 9/21/47		4,870,000	3,092,450
6.84% 1/23/30		1,668,000	1,425,773
6.95% 1/28/60		2,785,000	1,766,804
7.69% 1/23/50		12,145,000	8,366,083
Petronas Capital Ltd.:
3.404% 4/28/61(b)		155,000	105,615
3.5% 4/21/30(b)		200,000	182,938
Petrorio Luxembourg SARL 6.125% 6/9/26 (b)		200,000	196,515
Phillips 66 Co. 3.85% 4/9/25		98,000	96,328
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		3,078,000	2,792,603
3.6% 11/1/24		139,000	137,157
Prairie Acquiror LP 9% 8/1/29 (b)(h)		220,000	221,674
PT Adaro Indonesia 4.25% 10/31/24 (b)		300,000	294,858
PT Pertamina Persero 4.175% 1/21/50 (b)		75,000	57,656
Qatar Petroleum:
1.375% 9/12/26(b)		400,000	365,625
2.25% 7/12/31(b)		900,000	749,772
3.125% 7/12/41(b)		1,090,000	801,826
3.3% 7/12/51(b)		520,000	361,327
Rockies Express Pipeline LLC 4.95% 7/15/29 (b)		860,000	804,215
Sabine Pass Liquefaction LLC 4.5% 5/15/30		1,431,000	1,369,343
Saudi Arabian Oil Co.:
2.25% 11/24/30(b)		1,045,000	876,598
3.25% 11/24/50(b)		695,000	463,044
3.5% 4/16/29(b)		455,000	422,763
3.5% 11/24/70(b)		95,000	59,898
4.25% 4/16/39(b)		1,165,000	1,005,177
4.375% 4/16/49(b)		45,000	36,746
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		203,000	207,486
SM Energy Co. 6.75% 9/15/26		600,000	596,648
Southwestern Energy Co. 4.75% 2/1/32		390,000	354,263
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		490,000	452,636
5.875% 3/15/28		610,000	603,448
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 3/1/27(b)		1,375,000	1,357,125
6% 12/31/30(b)		4,843,000	4,503,634
Talos Production, Inc.:
9% 2/1/29(b)		190,000	194,192
9.375% 2/1/31(b)		265,000	273,722
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		475,000	388,436
The Williams Companies, Inc.:
3.5% 11/15/30		41,407,000	37,367,565
3.9% 1/15/25		521,000	513,334
4% 9/15/25		180,000	176,493
4.65% 8/15/32		1,793,000	1,705,747
5.3% 8/15/52		406,000	379,882
5.4% 3/2/26		1,365,000	1,368,174
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		167,000	150,216
3.95% 5/15/50		542,000	421,372
Tullow Oil PLC 10.25% 5/15/26 (b)		661,000	592,064
Venture Global Calcasieu Pass LLC:
3.875% 11/1/33(b)		400,000	335,486
6.25% 1/15/30(b)		1,960,000	1,956,899
Viper Energy, Inc. 7.375% 11/1/31 (b)		125,000	128,708
Western Gas Partners LP:
3.1% 2/1/25		255,000	248,413
3.95% 6/1/25		70,000	68,287
4.5% 3/1/28		300,000	286,770
4.65% 7/1/26		96,000	93,920
4.75% 8/15/28		80,000	77,244
5.25% 2/1/50		650,000	575,026
5.3% 3/1/48		150,000	129,269
			305,567,564
TOTAL ENERGY			312,175,583

FINANCIALS - 13.4%
Banks - 6.6%
ABN AMRO Bank NV 3.875% 1/15/32 (Reg. S)	EUR	800,000	856,908
Access Bank PLC 6.125% 9/21/26 (b)		285,000	259,706
AIB Group PLC:
1.875% 11/19/29 (Reg. S)(c)	EUR	1,060,000	1,121,592
2.25% 4/4/28 (Reg. S)(c)	EUR	1,375,000	1,414,197
5.25% 10/23/31 (Reg. S)(c)	EUR	1,100,000	1,259,653
6.608% 9/13/29(b)(c)		335,000	347,606
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (c)	EUR	590,000	618,950
Bank of America Corp.:
2.299% 7/21/32(c)		2,050,000	1,659,310
3.419% 12/20/28(c)		90,924,000	84,944,257
4.2% 8/26/24		160,000	158,805
4.25% 10/22/26		2,667,000	2,609,491
5.015% 7/22/33(c)		17,517,000	17,074,194
Bank of Ireland Group PLC:
2.029% 9/30/27(b)(c)		955,000	868,678
4.625% 11/13/29 (Reg. S)(c)	EUR	400,000	443,076
Barclays PLC:
2.279% 11/24/27(c)		8,400,000	7,677,208
2.645% 6/24/31(c)		5,000,000	4,162,585
5.262% 1/29/34 (Reg. S)(c)	EUR	2,460,000	2,811,062
5.829% 5/9/27(c)		3,190,000	3,198,073
6.224% 5/9/34(c)		2,720,000	2,753,948
6.49% 9/13/29(c)		12,895,000	13,291,996
7.437% 11/2/33(c)		400,000	437,600
8.407% 11/14/32 (Reg. S)(c)	GBP	200,000	265,386
BNP Paribas SA:
2.159% 9/15/29(b)(c)		1,350,000	1,168,114
2.219% 6/9/26(b)(c)		4,250,000	4,068,500
2.5% 3/31/32 (Reg. S)(c)	EUR	1,800,000	1,827,819
4.125% 5/24/33 (Reg. S)	EUR	600,000	674,256
BPCE SA:
1.5% 1/13/42 (Reg. S)(c)	EUR	1,000,000	976,957
5.716% 1/18/30(b)(c)		500,000	497,878
Citigroup, Inc.:
3.352% 4/24/25(c)		572,000	569,827
3.875% 3/26/25		2,657,000	2,608,152
4.3% 11/20/26		5,255,000	5,118,603
4.4% 6/10/25		556,000	547,734
4.412% 3/31/31(c)		6,594,000	6,228,981
4.45% 9/29/27		728,000	705,180
4.658% 5/24/28(c)		53,474,000	52,530,222
4.91% 5/24/33(c)		6,705,000	6,419,970
5.875% 7/1/24 (Reg. S)	GBP	425,000	536,038
Commerzbank AG 8.625% 2/28/33 (Reg. S) (c)	GBP	700,000	926,695
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)		297,000	264,212
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(c)	GBP	1,585,000	1,821,007
4.75% 6/21/30 (Reg. S)(c)	EUR	1,571,000	1,757,650
First Citizens Bank & Trust Co. 6.125% 3/9/28		174,000	176,704
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26(b)		120,000	112,210
6% 4/15/25(b)		170,000	168,272
8% 6/15/27(b)		175,000	181,705
HSBC Holdings PLC:
4.856% 5/23/33 (Reg. S)(c)	EUR	300,000	340,218
4.95% 3/31/30		227,000	222,303
6.254% 3/9/34(c)		500,000	518,827
6.8% 9/14/31(c)	GBP	1,800,000	2,403,361
7.39% 11/3/28(c)		200,000	211,874
8.201% 11/16/34 (Reg. S)(c)	GBP	400,000	546,677
ING Groep NV:
4.5% 5/23/29 (Reg. S)(c)	EUR	1,300,000	1,433,290
4.75% 5/23/34 (Reg. S)(c)	EUR	1,300,000	1,480,364
Intesa Sanpaolo SpA:
4.198% 6/1/32(b)(c)		263,000	215,727
5.017% 6/26/24(b)		200,000	198,735
5.71% 1/15/26(b)		3,790,000	3,755,397
6.625% 6/20/33(b)		320,000	323,510
JPMorgan Chase & Co.:
2.739% 10/15/30(c)		2,883,000	2,529,233
2.956% 5/13/31(c)		701,000	608,870
3.875% 9/10/24		190,000	188,266
4.452% 12/5/29(c)		77,069,000	74,548,595
4.493% 3/24/31(c)		12,651,000	12,150,601
4.586% 4/26/33(c)		5,144,000	4,880,800
4.912% 7/25/33(c)		8,706,000	8,445,415
5.299% 7/24/29(c)		4,000,000	4,010,201
5.717% 9/14/33(c)		6,900,000	6,986,459
Jyske Bank A/S:
5% 10/26/28(c)	EUR	535,000	590,873
5.125% 5/1/35 (Reg. S)(c)	EUR	271,000	294,083
KBC Group NV 6.324% 9/21/34 (b)(c)		1,460,000	1,512,932
Lloyds Banking Group PLC:
1.985% 12/15/31(c)	GBP	140,000	157,991
4.5% 1/11/29 (Reg. S)(c)	EUR	625,000	689,963
4.75% 9/21/31 (Reg. S)(c)	EUR	2,480,000	2,770,842
Magyar Export-Import Bank 6.125% 12/4/27 (b)		200,000	200,980
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(c)	GBP	1,185,000	1,338,315
3.073% 5/22/28(c)		775,000	719,114
4.771% 2/16/29 (Reg. S)(c)	EUR	1,760,000	1,954,420
5.847% 3/2/27(c)		5,629,000	5,652,122
7.416% 6/6/33 (Reg. S)(c)	GBP	380,000	492,894
Nordea Bank Abp 4.125% 5/5/28 (Reg. S)	EUR	1,150,000	1,261,873
OTP Bank PLC 8.75% 5/15/33 (Reg. S) (c)		200,000	206,616
Rabobank Nederland:
3.822% 7/26/34 (Reg. S)	EUR	200,000	215,961
4% 1/10/30 (Reg. S)	EUR	900,000	987,992
Santander UK Group Holdings PLC 3.625% 1/14/26 (Reg. S)	GBP	358,000	435,305
Societe Generale:
1.038% 6/18/25(b)(c)		4,000,000	3,937,775
1.488% 12/14/26(b)(c)		11,855,000	10,933,665
4.75% 11/24/25(b)		200,000	195,845
6.691% 1/10/34(b)(c)		1,700,000	1,756,171
Synchrony Bank:
5.4% 8/22/25		1,668,000	1,648,397
5.625% 8/23/27		1,510,000	1,469,121
UniCredit SpA:
5.459% 6/30/35(b)(c)		707,000	653,282
5.861% 6/19/32(b)(c)		190,000	184,151
Virgin Money UK PLC 7.625% 8/23/29 (Reg. S) (c)	GBP	1,135,000	1,505,547
Wells Fargo & Co.:
3.526% 3/24/28(c)		62,256,000	59,026,265
4.478% 4/4/31(c)		9,036,000	8,592,224
4.897% 7/25/33(c)		9,553,000	9,134,088
5.013% 4/4/51(c)		3,216,000	2,973,816
5.499% 1/23/35(c)		574,000	570,209
5.574% 7/25/29(c)		4,000,000	4,026,194
6.303% 10/23/29(c)		3,000,000	3,109,447
Western Alliance Bancorp. 3% 6/15/31 (c)		942,000	826,134
Westpac Banking Corp. 4.11% 7/24/34 (c)		405,000	369,946
			494,514,243
Capital Markets - 3.5%
Affiliated Managers Group, Inc. 3.5% 8/1/25		81,000	78,727
Ares Capital Corp.:
2.15% 7/15/26		7,000,000	6,358,796
3.875% 1/15/26		2,302,000	2,208,506
AssuredPartners, Inc. 7.5% 2/15/32 (b)		530,000	520,847
Athene Global Funding:
5.339% 1/15/27(b)		8,388,000	8,341,816
5.583% 1/9/29(b)		4,125,000	4,109,593
Blackstone Private Credit Fund:
4.7% 3/24/25		4,307,000	4,240,149
4.875% 4/14/26	GBP	740,000	896,409
7.05% 9/29/25		6,813,000	6,902,485
Coinbase Global, Inc.:
3.375% 10/1/28(b)		235,000	198,493
3.625% 10/1/31(b)		105,000	82,209
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(c)	EUR	600,000	626,411
4% 6/24/32 (Reg. S)(c)	EUR	1,900,000	1,955,362
4.5% 4/1/25		2,787,000	2,733,573
6.125% 12/12/30 (Reg. S)(c)	GBP	800,000	997,991
Deutsche Bank AG New York Branch:
3.729% 1/14/32(c)		3,000,000	2,457,306
5.882% 7/8/31(c)		5,000,000	4,786,188
6.72% 1/18/29(c)		1,460,000	1,499,984
6.819% 11/20/29(c)		5,198,000	5,375,455
Goldman Sachs Group, Inc.:
2.383% 7/21/32(c)		2,140,000	1,741,498
3.102% 2/24/33(c)		5,872,000	4,979,576
3.691% 6/5/28(c)		65,809,000	62,758,800
3.75% 5/22/25		200,000	196,021
3.8% 3/15/30		3,352,000	3,116,652
3.814% 4/23/29(c)		1,341,000	1,266,083
4.25% 10/21/25		554,000	544,186
6.75% 10/1/37		6,606,000	7,180,400
Hightower Holding LLC 6.75% 4/15/29 (b)		1,590,000	1,492,176
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		248,000	228,207
Moody's Corp.:
3.25% 1/15/28		108,000	101,650
3.75% 3/24/25		822,000	808,055
Morgan Stanley:
3.622% 4/1/31(c)		1,770,000	1,607,996
4.35% 9/8/26		2,767,000	2,704,626
4.431% 1/23/30(c)		67,439,000	64,733,437
4.656% 3/2/29(c)	EUR	200,000	222,083
4.889% 7/20/33(c)		10,578,000	10,160,674
5% 11/24/25		1,138,000	1,131,426
5.449% 7/20/29(c)		2,267,000	2,275,630
MSCI, Inc. 4% 11/15/29 (b)		600,000	550,800
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29		3,599,000	3,542,796
StoneX Group, Inc. 7.875% 3/1/31 (b)(h)		300,000	303,825
UBS Group AG:
1.494% 8/10/27(b)(c)		1,344,000	1,217,614
2.125% 11/15/29 (Reg. S)(c)	GBP	335,000	368,195
2.193% 6/5/26(b)(c)		3,100,000	2,966,151
2.593% 9/11/25(b)(c)		1,207,000	1,186,273
3.75% 3/26/25		250,000	244,847
3.869% 1/12/29(b)(c)		250,000	235,124
4.125% 9/24/25(b)		200,000	195,631
4.125% 6/9/33 (Reg. S)(c)	EUR	1,420,000	1,529,650
4.194% 4/1/31(b)(c)		1,509,000	1,387,829
4.55% 4/17/26		250,000	245,634
4.75% 3/17/32 (Reg. S)(c)	EUR	1,900,000	2,133,484
5.428% 2/8/30(b)(c)		15,000,000	14,899,711
6.537% 8/12/33(b)(c)		8,000,000	8,342,850
7.375% 9/7/33 (Reg. S)(c)	GBP	551,000	775,550
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(b)		910,000	664,300
7.875% 5/1/27(b)		395,000	334,372
9.5% 6/1/28(b)		195,000	164,288
			262,908,400
Consumer Finance - 2.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		684,000	665,508
2.45% 10/29/26		954,000	879,961
3% 10/29/28		1,000,000	898,566
3.3% 1/30/32		1,069,000	904,035
4.45% 4/3/26		276,000	270,428
5.1% 1/19/29		7,151,000	7,029,085
5.75% 6/6/28		12,000,000	12,086,849
6.45% 4/15/27(b)		2,392,000	2,448,356
6.5% 7/15/25		603,000	608,653
Ally Financial, Inc.:
4.75% 6/9/27		2,500,000	2,428,284
5.75% 11/20/25		4,974,000	4,949,206
5.8% 5/1/25		832,000	830,688
6.7% 2/14/33		1,928,000	1,899,642
7.1% 11/15/27		19,898,000	20,718,327
8% 11/1/31		2,683,000	2,945,228
Capital One Financial Corp.:
2.636% 3/3/26(c)		1,228,000	1,190,912
3.273% 3/1/30(c)		1,571,000	1,400,289
3.65% 5/11/27		5,794,000	5,518,460
3.8% 1/31/28		519,000	490,859
4.927% 5/10/28(c)		2,886,000	2,823,700
4.985% 7/24/26(c)		1,758,000	1,741,945
5.247% 7/26/30(c)		28,996,000	28,274,401
7.624% 10/30/31(c)		4,766,000	5,215,637
Discover Financial Services:
3.75% 3/4/25		586,000	574,871
4.1% 2/9/27		197,000	188,941
4.5% 1/30/26		5,267,000	5,182,892
6.7% 11/29/32		500,000	523,308
Ford Motor Credit Co. LLC:
4.063% 11/1/24		2,533,000	2,498,126
4.125% 8/17/27		6,810,000	6,445,143
4.445% 2/14/30	EUR	500,000	540,577
4.687% 6/9/25		275,000	271,119
4.95% 5/28/27		1,665,000	1,618,737
5.113% 5/3/29		325,000	313,191
5.125% 6/16/25		205,000	202,924
5.584% 3/18/24		1,528,000	1,527,819
6.05% 3/5/31		15,000,000	14,932,054
6.86% 6/5/26	GBP	370,000	478,874
6.95% 3/6/26		800,000	814,403
OneMain Finance Corp.:
3.5% 1/15/27		50,000	46,024
4% 9/15/30		900,000	758,188
6.875% 3/15/25		515,000	520,150
7.125% 3/15/26		666,000	676,817
9% 1/15/29		1,875,000	1,969,200
Shriram Transport Finance Co. Ltd.:
4.15% 7/18/25(b)		300,000	289,596
6.625% 4/22/27(b)		400,000	403,000
SLM Corp. 4.2% 10/29/25		199,000	192,968
Synchrony Financial:
3.95% 12/1/27		1,916,000	1,774,807
4.375% 3/19/24		2,272,000	2,270,297
5.15% 3/19/29		3,065,000	2,923,670
			154,156,715
Financial Services - 0.9%
Block, Inc. 3.5% 6/1/31		1,540,000	1,313,733
Brixmor Operating Partnership LP:
3.85% 2/1/25		3,770,000	3,698,051
4.05% 7/1/30		890,000	818,905
4.125% 6/15/26		833,000	802,689
4.125% 5/15/29		2,196,000	2,053,325
Corebridge Financial, Inc.:
3.5% 4/4/25		575,000	561,590
3.65% 4/5/27		1,926,000	1,827,536
3.85% 4/5/29		22,671,000	21,023,977
3.9% 4/5/32		2,988,000	2,629,741
4.35% 4/5/42		218,000	179,911
4.4% 4/5/52		644,000	516,887
Cosan Luxembourg SA 7.25% 6/27/31 (b)		200,000	202,740
Equitable Holdings, Inc. 4.35% 4/20/28		5,256,000	5,060,933
GACI First Investment 5.25% 10/13/32 (Reg. S)		200,000	199,750
GGAM Finance Ltd.:
7.75% 5/15/26(b)		670,000	680,888
8% 2/15/27(b)		800,000	819,977
8% 6/15/28(b)		2,154,000	2,228,490
Gn Bondco LLC 9.5% 10/15/31 (b)		295,000	292,050
GTCR W-2 Merger Sub LLC 7.5% 1/15/31 (b)		765,000	797,895
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27		2,560,000	2,352,000
6.25% 5/15/26		2,059,000	2,006,374
6.375% 12/15/25		1,364,000	1,352,098
Jackson Financial, Inc.:
3.125% 11/23/31		408,000	337,321
5.17% 6/8/27		818,000	812,695
5.67% 6/8/32		1,733,000	1,727,140
KfW:
0% 12/15/27 (Reg. S)	EUR	3,800,000	3,690,750
2.875% 6/7/33 (Reg. S)	EUR	1,200,000	1,299,367
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	1,095,000	991,466
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)		200,000	208,068
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(b)		500,000	449,063
4.375% 11/22/33(b)		200,000	190,020
5.084% 5/22/53(b)		400,000	376,375
5.5% 4/28/33(b)		200,000	206,308
Nationwide Building Society 6.178% 12/7/27 (Reg. S) (c)	GBP	300,000	384,376
NCR Atleos Corp. 9.5% 4/1/29 (b)		345,000	364,939
Pine Street Trust I 4.572% 2/15/29 (b)		514,000	486,053
Pine Street Trust II 5.568% 2/15/49 (b)		800,000	737,225
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		75,000	52,434
Raizen Fuels Finance SA 6.95% 3/5/54 (b)		230,000	230,345
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)		330,000	309,375
			64,272,860
Insurance - 0.4%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29(b)		600,000	532,185
6% 8/1/29(b)		600,000	540,183
8.25% 2/1/29(b)		220,000	217,367
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	725,000	992,078
AIA Group Ltd. 3.2% 9/16/40 (b)		625,000	466,403
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
6.75% 10/15/27(b)		1,795,000	1,743,887
6.75% 4/15/28(b)		260,000	258,266
7% 1/15/31(b)		40,000	39,844
American International Group, Inc. 3.4% 6/30/30		2,180,000	1,965,659
AmWINS Group, Inc.:
4.875% 6/30/29(b)		1,672,000	1,542,089
6.375% 2/15/29(b)		445,000	445,290
Cloverie PLC 4.5% 9/11/44 (Reg. S) (c)		340,000	335,512
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		2,060,000	2,020,942
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (c)	EUR	200,000	203,731
Five Corners Funding Trust II 2.85% 5/15/30 (b)		5,993,000	5,194,878
Hartford Financial Services Group, Inc. 4.3% 4/15/43		604,000	516,511
HUB International Ltd. 7.25% 6/15/30 (b)		320,000	326,435
Liberty Mutual Group, Inc.:
4.569% 2/1/29(b)		130,000	125,301
7.8% 3/7/87(b)		200,000	203,803
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		2,310,000	2,256,777
4.75% 3/15/39		142,000	134,435
National Financial Partners Corp. 8.5% 10/1/31 (b)		185,000	204,207
Pacific LifeCorp 5.125% 1/30/43 (b)		554,000	515,006
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (c)		975,000	858,000
QBE Insurance Group Ltd. 2.5% 9/13/38 (Reg. S) (c)	GBP	415,000	440,986
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (b)		200,000	191,600
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)		200,000	193,891
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		1,852,000	1,682,422
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		3,501,000	3,461,388
Unum Group:
3.875% 11/5/25		349,000	337,706
4% 6/15/29		2,474,000	2,313,612
USI, Inc. 7.5% 1/15/32 (b)		240,000	239,100
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (c)		1,300,000	1,067,495
			31,566,989
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp. 6.25% 10/15/25 (b)		225,000	222,093
Starwood Property Trust, Inc.:
3.75% 12/31/24(b)		290,000	284,196
4.75% 3/15/25		35,000	34,535
			540,824
TOTAL FINANCIALS			1,007,960,031

HEALTH CARE - 2.0%
Biotechnology - 0.4%
Amgen, Inc.:
5.25% 3/2/30		22,101,000	22,265,244
5.25% 3/2/33		1,507,000	1,502,868
5.6% 3/2/43		1,432,000	1,433,562
5.65% 3/2/53		712,000	711,704
5.75% 3/2/63		1,297,000	1,297,120
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		561,000	227,200
Grifols SA 4.75% 10/15/28 (b)		495,000	412,236
			27,849,934
Health Care Equipment & Supplies - 0.1%
AdaptHealth LLC 5.125% 3/1/30 (b)		650,000	543,563
Avantor Funding, Inc. 4.625% 7/15/28 (b)		1,330,000	1,255,365
Hologic, Inc.:
3.25% 2/15/29(b)		525,000	468,094
4.625% 2/1/28(b)		500,000	479,053
Teleflex, Inc. 4.25% 6/1/28 (b)		95,000	88,691
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	1,300,000	1,421,577
			4,256,343
Health Care Providers & Services - 1.1%
180 Medical, Inc. 3.875% 10/15/29 (b)		625,000	559,375
Auna SA 10% 12/15/29 (b)		150,000	151,928
Cano Health, Inc. 6.25% (b)(i)		247,000	2,470
Centene Corp.:
2.45% 7/15/28		7,705,000	6,790,678
2.625% 8/1/31		1,045,000	855,092
3.375% 2/15/30		846,000	746,297
4.25% 12/15/27		1,563,000	1,486,799
4.625% 12/15/29		9,725,000	9,205,199
Cigna Group:
3.05% 10/15/27		300,000	280,419
4.8% 8/15/38		268,000	248,555
4.9% 12/15/48		268,000	240,862
Community Health Systems, Inc.:
4.75% 2/15/31(b)		905,000	688,669
5.25% 5/15/30(b)		2,255,000	1,799,103
5.625% 3/15/27(b)		1,700,000	1,555,374
6.125% 4/1/30(b)		540,000	337,813
6.875% 4/15/29(b)		3,890,000	2,482,186
8% 3/15/26(b)		323,000	319,789
10.875% 1/15/32(b)		80,000	81,464
CVS Health Corp.:
3% 8/15/26		69,000	65,516
3.625% 4/1/27		281,000	269,661
4.3% 3/25/28		20,487,000	19,882,650
4.78% 3/25/38		1,295,000	1,176,780
5% 1/30/29		1,451,000	1,446,267
5.25% 1/30/31		595,000	594,308
DaVita, Inc. 4.625% 6/1/30 (b)		1,895,000	1,666,931
HCA Holdings, Inc.:
3.5% 9/1/30		15,567,000	13,909,028
3.625% 3/15/32		232,000	202,665
5.625% 9/1/28		1,062,000	1,070,198
5.875% 2/1/29		1,172,000	1,192,877
HealthEquity, Inc. 4.5% 10/1/29 (b)		945,000	868,562
Humana, Inc. 3.7% 3/23/29		748,000	699,545
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		145,000	106,938
Modivcare, Inc. 5.875% 11/15/25 (b)		600,000	585,843
Molina Healthcare, Inc.:
3.875% 11/15/30(b)		185,000	162,287
3.875% 5/15/32(b)		400,000	344,058
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		565,000	507,808
Radiology Partners, Inc. 8.5% 1/31/29 pay-in-kind (b)(c)		577,000	554,641
Regionalcare Hospital Partners 9.75% 12/1/26 (b)		269,000	268,923
RegionalCare Hospital Partners Holdings, Inc.:
5.375% 1/15/29(b)		236,000	188,158
9.875% 8/15/30(b)		495,000	513,557
11% 10/15/30(b)		40,000	42,312
Sabra Health Care LP 3.2% 12/1/31		2,237,000	1,813,735
Surgery Center Holdings, Inc. 6.75% 7/1/25 (b)		210,000	208,377
Tenet Healthcare Corp.:
4.375% 1/15/30		442,000	404,825
4.625% 6/15/28		115,000	109,454
4.875% 1/1/26		195,000	194,798
6.125% 10/1/28		4,595,000	4,543,306
6.25% 2/1/27		240,000	239,430
Toledo Hospital 5.325% 11/15/28		154,000	143,798
			81,809,308
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 10/15/26(b)		410,000	400,751
5% 5/15/27(b)		530,000	515,975
			916,726
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(b)		936,000	844,393
4.25% 5/1/28(b)		30,000	28,137
			872,530
Pharmaceuticals - 0.4%
1375209 BC Ltd. 9% 1/30/28 (b)		514,000	502,466
Bausch Health Companies, Inc.:
5.5% 11/1/25(b)		1,310,000	1,219,099
9% 12/15/25(b)		74,000	70,384
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	370,000	402,091
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		1,700,000	1,652,918
Bayer U.S. Finance LLC 6.375% 11/21/30 (b)		1,295,000	1,304,829
Catalent Pharma Solutions 3.5% 4/1/30 (b)		380,000	366,008
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)		92,000	92,686
Jazz Securities DAC 4.375% 1/15/29 (b)		800,000	737,027
Mylan NV 4.55% 4/15/28		5,150,000	4,965,590
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (b)		2,238,000	1,918,234
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26		1,416,000	1,311,678
7.875% 9/15/29		200,000	212,755
Utah Acquisition Sub, Inc. 3.95% 6/15/26		90,000	86,866
Viatris, Inc.:
2.7% 6/22/30		22,509,000	18,958,337
3.85% 6/22/40		359,000	263,839
4% 6/22/50		407,000	277,810
			34,342,617
TOTAL HEALTH CARE			150,047,458

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.4%
Bombardier, Inc.:
6% 2/15/28(b)		400,000	388,310
7.45% 5/1/34(b)		200,000	221,234
7.875% 4/15/27(b)		1,005,000	1,006,282
8.75% 11/15/30(b)		175,000	183,314
BWX Technologies, Inc. 4.125% 6/30/28 (b)		1,100,000	1,023,121
Embraer Netherlands Finance BV:
5.4% 2/1/27		315,000	313,677
6.95% 1/17/28(b)		395,000	407,755
7% 7/28/30(b)		140,000	146,426
Howmet Aerospace, Inc.:
5.9% 2/1/27		1,000,000	1,009,558
5.95% 2/1/37		195,000	198,003
Moog, Inc. 4.25% 12/15/27 (b)		205,000	191,850
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		280,000	299,980
The Boeing Co.:
5.15% 5/1/30		17,406,000	17,114,726
5.705% 5/1/40		550,000	535,759
5.805% 5/1/50		500,000	481,940
5.93% 5/1/60		2,180,000	2,087,106
TransDigm, Inc.:
5.5% 11/15/27		2,750,000	2,653,750
6.375% 3/1/29(b)		580,000	582,622
6.75% 8/15/28(b)		4,057,000	4,097,570
7.125% 12/1/31(b)		75,000	76,937
7.5% 3/15/27		125,000	124,899
			33,144,819
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		155,000	153,714
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		400,000	351,500
Rand Parent LLC 8.5% 2/15/30 (b)		2,843,000	2,761,028
			3,266,242
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		1,160,000	1,120,664
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)		80,000	83,800
Builders FirstSource, Inc.:
4.25% 2/1/32(b)		620,000	544,748
6.375% 3/1/34(b)		270,000	269,370
Carrier Global Corp.:
4.5% 11/29/32	EUR	535,000	605,364
5.9% 3/15/34		586,000	607,892
6.2% 3/15/54		608,000	663,625
EMRLD Borrower LP / Emerald Co. 6.625% 12/15/30 (b)		1,625,000	1,630,688
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		305,000	296,622
			5,822,773
Commercial Services & Supplies - 0.2%
ADT Corp. 4.125% 8/1/29 (b)		416,000	375,960
Allied Universal Holdco LLC 7.875% 2/15/31 (b)		640,000	635,571
Allied Universal Holdco LLC / Allied Universal Finance Corp. 9.75% 7/15/27 (b)		1,937,000	1,930,263
APX Group, Inc.:
5.75% 7/15/29(b)		819,000	778,812
6.75% 2/15/27(b)		365,000	365,500
Artera Services LLC 8.5% 2/15/31 (b)		2,055,000	2,099,292
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		1,893,000	2,013,067
Cimpress PLC 7% 6/15/26		149,000	148,353
Clean Harbors, Inc. 6.375% 2/1/31 (b)		90,000	89,472
CoreCivic, Inc.:
4.75% 10/15/27		50,000	47,130
8.25% 4/15/26		2,433,000	2,486,331
Covanta Holding Corp. 4.875% 12/1/29 (b)		525,000	458,795
GFL Environmental, Inc. 6.75% 1/15/31 (b)		300,000	306,858
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		740,000	735,593
Madison IAQ LLC:
4.125% 6/30/28(b)		800,000	728,767
5.875% 6/30/29(b)		1,358,000	1,212,479
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		365,000	342,188
Stericycle, Inc. 3.875% 1/15/29 (b)		1,070,000	962,912
The GEO Group, Inc.:
6% 4/15/26		200,000	192,154
9.5% 12/31/28(b)		1,070,000	1,067,226
10.5% 6/30/28		77,000	78,464
			17,055,187
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		1,419,000	1,389,990
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		560,000	519,400
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38(b)		705,000	714,623
6.51% 2/23/42(b)		200,000	204,814
Pike Corp.:
5.5% 9/1/28(b)		1,418,000	1,345,066
8.625% 1/31/31(b)		495,000	522,746
Railworks Holdings LP 8.25% 11/15/28 (b)		875,000	869,100
SRS Distribution, Inc.:
4.625% 7/1/28(b)		400,000	373,072
6% 12/1/29(b)		697,000	648,910
			6,587,721
Electrical Equipment - 0.1%
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		165,000	131,010
Regal Rexnord Corp. 6.3% 2/15/30 (b)		1,950,000	1,985,531
Sensata Technologies BV 4% 4/15/29 (b)		2,000,000	1,813,856
			3,930,397
Ground Transportation - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75% 7/15/27 (b)		50,000	47,643
Mobico Group PLC 4.875% 9/26/31 (Reg. S)	EUR	1,590,000	1,697,222
Uber Technologies, Inc.:
4.5% 8/15/29(b)		2,162,000	2,024,343
8% 11/1/26(b)		850,000	864,957
XPO, Inc.:
6.25% 6/1/28(b)		450,000	451,012
7.125% 2/1/32(b)		810,000	823,489
			5,908,666
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)		652,000	585,133
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		175,000	175,438
			760,571
Machinery - 0.0%
Mueller Water Products, Inc. 4% 6/15/29 (b)		820,000	745,704
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)		2,265,000	2,175,637
			2,921,341
Marine Transportation - 0.0%
MISC Capital Two (Labuan) Ltd. 3.75% 4/6/27 (b)		650,000	618,326
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		575,000	576,438
Seaspan Corp. 5.5% 8/1/29 (b)		1,010,000	861,055
			2,055,819
Passenger Airlines - 0.1%
American Airlines, Inc.:
7.25% 2/15/28(b)		1,030,000	1,038,572
8.5% 5/15/29(b)		385,000	404,734
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)		1,778,250	1,761,949
Azul Secured Finance LLP:
11.5% 5/28/29(b)		403,847	336,134
11.93% 8/28/28(b)		200,000	202,750
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (b)		437,500	432,064
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (b)		470,000	443,563
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25(b)		335,000	242,292
8% 9/20/25(b)		105,000	75,942
			4,938,000
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		360,000	335,737
CoreLogic, Inc. 4.5% 5/1/28 (b)		1,159,000	1,026,445
TriNet Group, Inc. 7.125% 8/15/31 (b)		1,180,000	1,201,994
			2,564,176
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.375% 7/1/25		1,164,000	1,130,647
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		270,000	271,462
FLY Leasing Ltd. 7% 10/15/24 (b)		145,000	142,103
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)		470,000	492,796
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	463,000	552,300
			2,589,308
Transportation Infrastructure - 0.6%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(b)		10,863,000	10,543,037
3.95% 7/1/24(b)		196,000	194,535
4.25% 4/15/26(b)		24,375,000	23,503,062
4.375% 5/1/26(b)		2,716,000	2,620,650
6.375% 5/4/28(b)		2,964,000	3,007,727
DP World Crescent Ltd. 3.7495% 1/30/30 (b)		450,000	415,449
DP World Ltd. 5.625% 9/25/48 (b)		210,000	196,678
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	1,240,000	1,386,002
6% 3/5/32 (Reg. S)	GBP	850,000	1,071,625
			42,938,765
TOTAL INDUSTRIALS			134,483,785

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.1%
CommScope, Inc.:
4.75% 9/1/29(b)		600,000	411,000
6% 3/1/26(b)		665,000	598,500
HTA Group Ltd. 7% 12/18/25 (b)		1,895,000	1,877,718
IHS Netherlands Holdco BV 8% 9/18/27 (b)		298,000	267,202
Nokia Corp. 6.625% 5/15/39		355,000	342,564
			3,496,984
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)		3,270,000	3,049,275
Dell International LLC/EMC Corp.:
5.3% 10/1/29		2,000,000	2,004,689
6.2% 7/15/30		324,000	339,070
TTM Technologies, Inc. 4% 3/1/29 (b)		2,274,000	2,024,082
			7,417,116
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (b)		1,040,000	931,145
CA Magnum Holdings 5.375% 10/31/26 (b)		350,000	334,667
Camelot Finance SA 4.5% 11/1/26 (b)		250,000	238,833
Gartner, Inc. 4.5% 7/1/28 (b)		942,000	891,682
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(b)		520,000	462,996
5.25% 12/1/27(b)		1,030,000	996,525
Virtusa Corp. 7.125% 12/15/28 (b)		135,000	119,728
			3,975,576
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28(b)		340,000	301,857
2.45% 2/15/31(b)		9,138,000	7,634,000
2.6% 2/15/33(b)		31,700,000	25,479,403
3.187% 11/15/36(b)		790,000	619,327
3.5% 2/15/41(b)		2,339,000	1,788,663
Entegris, Inc.:
3.625% 5/1/29(b)		2,325,000	2,057,625
4.375% 4/15/28(b)		300,000	280,327
4.75% 4/15/29(b)		858,000	809,032
ON Semiconductor Corp. 3.875% 9/1/28 (b)		565,000	516,709
Qorvo, Inc. 4.375% 10/15/29		610,000	567,470
			40,054,413
Software - 0.6%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		865,000	813,100
Boxer Parent Co., Inc. 7.125% 10/2/25 (b)		135,000	135,134
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		270,000	271,789
Clarivate Science Holdings Corp. 4.875% 7/1/29 (b)		900,000	816,221
Cloud Software Group, Inc.:
6.5% 3/31/29(b)		55,000	51,219
9% 9/30/29(b)		3,820,000	3,565,240
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		445,000	456,099
Elastic NV 4.125% 7/15/29 (b)		500,000	449,116
Fair Isaac Corp.:
4% 6/15/28(b)		345,000	320,476
5.25% 5/15/26(b)		110,000	108,833
Gen Digital, Inc. 5% 4/15/25 (b)		867,000	858,330
McAfee Corp. 7.375% 2/15/30 (b)		240,000	211,819
MicroStrategy, Inc. 6.125% 6/15/28 (b)		1,046,000	1,008,554
Open Text Corp.:
3.875% 2/15/28(b)		215,000	197,559
3.875% 12/1/29(b)		1,250,000	1,104,828
Open Text Holdings, Inc. 4.125% 12/1/31 (b)		978,000	837,089
Oracle Corp.:
1.65% 3/25/26		1,381,000	1,282,616
2.3% 3/25/28		2,182,000	1,955,414
2.875% 3/25/31		34,334,000	29,610,493
3.6% 4/1/40		1,192,000	920,258
3.6% 4/1/50		6,000	4,224
3.85% 4/1/60		6,000	4,176
UKG, Inc. 6.875% 2/1/31 (b)		545,000	550,668
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		245,000	224,650
			45,757,905
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd. 3.421% 11/2/30 (b)		500,000	435,420
Seagate HDD Cayman:
5.75% 12/1/34		610,000	586,332
8.25% 12/15/29(b)		250,000	267,877
8.5% 7/15/31(b)		272,000	294,091
Western Digital Corp.:
2.85% 2/1/29		845,000	711,657
3.1% 2/1/32		350,000	273,945
			2,569,322
TOTAL INFORMATION TECHNOLOGY			103,271,316

MATERIALS - 0.8%
Chemicals - 0.5%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)		180,000	186,741
Braskem Idesa SAPI:
6.99% 2/20/32(b)		340,000	244,800
7.45% 11/15/29(b)		255,000	192,525
Braskem Netherlands BV:
5.875% 1/31/50(b)		150,000	108,750
7.25% 2/13/33(b)		320,000	291,424
8.5% 1/12/31(b)		315,000	310,338
Celanese U.S. Holdings LLC:
6.35% 11/15/28		1,910,000	1,964,348
6.55% 11/15/30		9,290,000	9,658,640
6.7% 11/15/33		1,127,000	1,183,897
CF Industries Holdings, Inc. 4.95% 6/1/43		5,000	4,446
Consolidated Energy Finance SA 12% 2/15/31 (b)		675,000	689,904
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)		770,000	728,097
Element Solutions, Inc. 3.875% 9/1/28 (b)		731,000	662,524
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		575,000	542,058
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)		200,000	210,351
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)		497,000	417,167
LSB Industries, Inc. 6.25% 10/15/28 (b)		1,000,000	948,270
Meglobal BV 4.25% 11/3/26 (b)		70,000	67,301
MEGlobal Canada, Inc. 5% 5/18/25 (b)		200,000	197,650
Methanex Corp.:
5.125% 10/15/27		2,577,000	2,475,931
5.65% 12/1/44		181,000	153,404
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		200,000	165,428
5.25% 6/1/27(b)		2,340,000	2,167,338
8.5% 11/15/28(b)		265,000	279,802
9% 2/15/30(b)		265,000	265,847
Nufarm Australia Ltd. 5% 1/27/30 (b)		600,000	550,242
OCP SA:
3.75% 6/23/31(b)		665,000	564,834
5.625% 4/25/24(b)		150,000	149,952
6.875% 4/25/44(b)		145,000	135,938
Olin Corp.:
5% 2/1/30		370,000	345,813
5.625% 8/1/29		505,000	494,077
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)		1,800,000	1,611,900
6.25% 10/1/29(b)		560,000	496,724
9.75% 11/15/28(b)		610,000	648,154
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(b)		325,000	296,156
2.875% 5/11/31(b)		300,000	242,760
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		355,000	331,119
5.5% 3/18/31		55,000	45,789
5.875% 3/27/24		105,000	104,843
6.5% 9/27/28		450,000	423,036
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(b)		70,000	63,963
6.625% 5/1/29(b)		935,000	850,157
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)		391,000	378,844
The Chemours Co. LLC:
4.625% 11/15/29(b)		50,000	41,114
5.375% 5/15/27		819,000	748,148
5.75% 11/15/28(b)		1,730,000	1,517,292
TPC Group, Inc. 13% 12/16/27 (b)		380,000	387,315
Tronox, Inc. 4.625% 3/15/29 (b)		1,625,000	1,438,338
W.R. Grace Holding LLC:
4.875% 6/15/27(b)		195,000	185,246
5.625% 8/15/29(b)		1,500,000	1,315,388
7.375% 3/1/31(b)		80,000	81,115
			37,565,238
Construction Materials - 0.0%
CEMEX S.A.B. de CV 3.875% 7/11/31 (b)		200,000	174,750
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		1,000,000	997,764
Smyrna Ready Mix LLC 8.875% 11/15/31 (b)		420,000	445,109
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)		310,000	320,850
VM Consolidated, Inc. 5.5% 4/15/29 (b)		75,000	70,684
			2,009,157
Containers & Packaging - 0.1%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(c)		720,000	307,800
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29(b)		803,000	652,166
6% 6/15/27(b)		183,000	179,688
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(b)		85,000	78,416
5.25% 4/30/25(b)		200,000	197,777
5.25% 8/15/27(b)		105,000	76,138
5.25% 8/15/27(b)		490,000	355,275
Ball Corp. 6% 6/15/29		880,000	884,268
Berry Global, Inc. 4.875% 7/15/26 (b)		170,000	165,993
BWAY Holding Co. 7.875% 8/15/26 (b)		915,000	927,185
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)		110,000	109,364
8.75% 4/15/30(b)		365,000	347,427
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		35,000	31,020
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)		65,000	60,435
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)		395,000	400,329
Sealed Air Corp. 5% 4/15/29 (b)		1,542,000	1,460,718
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28(b)		225,000	224,311
7.25% 2/15/31(b)		373,000	385,079
Trivium Packaging Finance BV:
5.5% 8/15/26(b)		566,000	551,932
8.5% 8/15/27(b)		471,000	459,152
			7,854,473
Metals & Mining - 0.2%
Antofagasta PLC 2.375% 10/14/30 (b)		500,000	412,275
Arsenal AIC Parent LLC 8% 10/1/30 (b)		190,000	199,025
ATI, Inc.:
5.875% 12/1/27		625,000	611,014
7.25% 8/15/30		145,000	149,041
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)		80,000	76,646
Corporacion Nacional del Cobre de Chile (Codelco):
3.7% 1/30/50(b)		200,000	134,682
4.5% 8/1/47(b)		80,000	61,894
5.125% 2/2/33(b)		400,000	375,556
5.95% 1/8/34(b)		200,000	197,688
6.3% 9/8/53(b)		400,000	388,256
6.44% 1/26/36(b)		200,000	203,688
CSN Islands XI Corp. 6.75% 1/28/28 (b)		255,000	246,723
CSN Resources SA 5.875% 4/8/32 (b)		320,000	273,600
Endeavour Mining PLC 5% 10/14/26 (b)		210,000	195,300
ERO Copper Corp. 6.5% 2/15/30 (b)		1,810,000	1,697,780
First Quantum Minerals Ltd.:
6.875% 3/1/26(b)		70,000	69,808
6.875% 10/15/27(b)		1,040,000	990,756
7.5% 4/1/25(b)		265,000	262,218
9.375% 3/1/29(b)		1,320,000	1,367,933
FMG Resources Pty Ltd. 5.875% 4/15/30 (b)		345,000	337,661
Fresnillo PLC 4.25% 10/2/50 (b)		200,000	147,500
Gcm Mining Corp. 6.875% 8/9/26 (b)		620,000	547,274
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		205,000	189,017
Mineral Resources Ltd.:
8% 11/1/27(b)		730,000	743,512
8.5% 5/1/30(b)		420,000	431,346
9.25% 10/1/28(b)		310,000	325,113
Nexa Resources SA 6.5% 1/18/28 (b)		200,000	199,550
Novelis Corp. 3.875% 8/15/31 (b)		1,000,000	846,258
PMHC II, Inc. 9% 2/15/30 (b)		885,000	814,200
POSCO 5.875% 1/17/33 (b)		200,000	205,898
PT Freeport Indonesia:
4.763% 4/14/27(b)		200,000	194,766
5.315% 4/14/32(b)		400,000	385,320
6.2% 4/14/52(b)		200,000	192,296
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)		400,000	391,504
Samarco Mineracao SA 9.0494% 6/30/31 pay-in-kind (b)(c)		435,000	400,200
Stillwater Mining Co. 4% 11/16/26 (b)		215,000	188,966
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		390,000	244,238
			14,698,502
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)		180,000	163,800
Inversiones CMPC SA 3% 4/6/31 (b)		120,000	100,814
LABL, Inc.:
6.75% 7/15/26(b)		106,000	102,804
10.5% 7/15/27(b)		215,000	208,730
Suzano Austria GmbH 3.75% 1/15/31		120,000	104,880
			681,028
TOTAL MATERIALS			62,808,398

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		666,000	648,441
American Homes 4 Rent LP:
2.375% 7/15/31		166,000	133,636
3.625% 4/15/32		881,000	768,707
Boston Properties, Inc.:
3.25% 1/30/31		5,966,000	5,026,912
4.5% 12/1/28		295,000	278,710
6.75% 12/1/27		1,463,000	1,510,721
Corporate Office Properties LP:
2.25% 3/15/26		300,000	280,555
2.75% 4/15/31		252,000	203,401
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)		907,000	820,281
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		235,000	232,871
Healthcare Realty Holdings LP:
3.1% 2/15/30		149,000	128,246
3.5% 8/1/26		155,000	147,429
Healthpeak OP, LLC:
3.25% 7/15/26		59,000	56,363
3.5% 7/15/29		68,000	62,099
Hudson Pacific Properties LP 4.65% 4/1/29		1,622,000	1,350,878
Invitation Homes Operating Partnership LP 4.15% 4/15/32		1,320,000	1,190,753
Kite Realty Group Trust 4.75% 9/15/30		68,000	64,156
LXP Industrial Trust (REIT):
2.7% 9/15/30		350,000	288,575
4.4% 6/15/24		458,000	454,712
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	170,000	176,769
3.5% 3/15/31		2,105,000	1,409,715
4.625% 8/1/29		600,000	446,928
5% 10/15/27		3,181,000	2,602,257
5.25% 8/1/26		920,000	819,187
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		48,328,000	38,468,035
3.375% 2/1/31		656,000	552,303
3.625% 10/1/29		1,605,000	1,409,588
4.5% 1/15/25		549,000	543,268
4.5% 4/1/27		1,899,000	1,826,154
4.75% 1/15/28		283,000	271,491
4.95% 4/1/24		600,000	599,249
Piedmont Operating Partnership LP 2.75% 4/1/32		343,000	242,711
Realty Income Corp.:
2.2% 6/15/28		160,000	142,016
2.85% 12/15/32		197,000	162,329
3.25% 1/15/31		172,000	152,360
3.4% 1/15/28		271,000	254,115
Retail Opportunity Investments Partnership LP 4% 12/15/24		11,000	10,821
Safehold Operating Partnership LP:
2.8% 6/15/31		789,000	641,093
2.85% 1/15/32		159,000	128,087
6.1% 4/1/34		500,000	497,514
Simon Property Group LP 2.45% 9/13/29		262,000	228,490
SITE Centers Corp.:
3.625% 2/1/25		39,000	38,368
4.25% 2/1/26		287,000	280,092
Store Capital LLC:
2.75% 11/18/30		5,212,000	4,110,636
4.625% 3/15/29		149,000	139,027
Sun Communities Operating LP:
2.3% 11/1/28		392,000	340,208
2.7% 7/15/31		956,000	779,699
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)		700,000	511,035
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
6.5% 2/15/29(b)		3,170,000	2,440,674
10.5% 2/15/28(b)		2,405,000	2,489,410
Ventas Realty LP:
3% 1/15/30		1,026,000	895,624
3.5% 2/1/25		573,000	561,437
3.75% 5/1/24		201,000	200,254
4% 3/1/28		4,720,000	4,491,621
4.125% 1/15/26		34,000	33,086
4.75% 11/15/30		6,487,000	6,198,669
VICI Properties LP:
4.375% 5/15/25		219,000	215,084
4.75% 2/15/28		15,358,000	14,872,810
4.95% 2/15/30		2,243,000	2,135,374
5.125% 5/15/32		588,000	551,758
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25(b)		155,000	151,089
4.125% 8/15/30(b)		400,000	358,790
4.25% 12/1/26(b)		505,000	483,096
4.5% 9/1/26(b)		826,000	796,908
4.625% 6/15/25(b)		95,000	93,388
4.625% 12/1/29(b)		305,000	283,986
5.625% 5/1/24(b)		400,000	399,553
Vornado Realty LP 2.15% 6/1/26		407,000	365,235
WP Carey, Inc.:
2.4% 2/1/31		3,912,000	3,219,729
3.85% 7/15/29		129,000	119,257
4.6% 4/1/24		653,000	651,982
			113,439,805
Real Estate Management & Development - 0.2%
AGPS BondCo PLC 4.625% 1/14/26 (Reg. S) (c)	EUR	600,000	256,150
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		18,400	16,674
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	2,095,000	1,936,210
1.75% 3/12/29 (Reg. S)	EUR	1,895,000	1,758,799
Brandywine Operating Partnership LP:
3.95% 11/15/27		247,000	217,075
4.1% 10/1/24		1,434,000	1,417,784
4.55% 10/1/29		151,000	125,971
7.8% 3/15/28		2,185,000	2,164,407
CBRE Group, Inc. 2.5% 4/1/31		1,155,000	950,689
Greystar Real Estate Partners 7.75% 9/1/30 (b)		135,000	140,055
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	525,000	485,144
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	1,500,000	834,918
Howard Hughes Corp. 4.375% 2/1/31 (b)		594,000	506,024
Kennedy-Wilson, Inc. 4.75% 2/1/30		468,000	370,305
Logicor Financing SARL:
1.625% 1/17/30 (Reg. S)	EUR	420,000	386,245
2% 1/17/34 (Reg. S)	EUR	310,000	257,156
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		2,000	1,485
Samhallsbyggnadsbolaget I Norden AB 2.25% 8/12/27 (Reg. S)	EUR	1,465,000	1,062,838
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	500,000	495,821
Tanger Properties LP:
2.75% 9/1/31		1,012,000	816,512
3.125% 9/1/26		1,289,000	1,203,087
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		155,000	146,297
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	510,000	502,884
			16,052,530
TOTAL REAL ESTATE			129,492,335

UTILITIES - 1.4%
Electric Utilities - 0.6%
Alabama Power Co. 3.05% 3/15/32		1,713,000	1,483,161
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (b)		200,000	203,604
Clearway Energy Operating LLC 4.75% 3/15/28 (b)		845,000	789,943
Cleco Corporate Holdings LLC:
3.375% 9/15/29		2,762,000	2,383,140
3.743% 5/1/26		4,110,000	3,948,498
Cleveland Electric Illuminating Co. 5.95% 12/15/36		146,000	145,492
Comision Federal de Electricidad 4.688% 5/15/29 (b)		200,000	188,250
DPL, Inc. 4.125% 7/1/25		410,000	397,601
Duke Energy Corp.:
2.45% 6/1/30		464,000	396,763
3.85% 6/15/34	EUR	350,000	366,254
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(b)		3,272,000	2,701,507
2.775% 1/7/32(b)		998,000	809,169
Edison International 5.75% 6/15/27		1,616,000	1,631,063
Electricite de France SA:
4.75% 10/12/34 (Reg. S)	EUR	1,600,000	1,836,928
5.5% 1/25/35 (Reg. S)	GBP	900,000	1,107,027
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (c)	EUR	600,000	556,882
Enel SpA 3.375% (Reg. S) (c)(j)	EUR	345,000	359,136
Entergy Corp. 2.8% 6/15/30		476,000	411,635
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(b)		425,000	406,564
7.125% 2/11/25(b)		480,000	477,619
8.45% 8/10/28(b)		70,000	69,545
Exelon Corp.:
3.35% 3/15/32		460,000	401,017
4.05% 4/15/30		12,774,000	11,980,335
4.1% 3/15/52		341,000	264,406
4.7% 4/15/50		122,000	105,883
IPALCO Enterprises, Inc. 3.7% 9/1/24		100,000	98,806
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)		200,000	166,318
Lamar Funding Ltd. 3.958% 5/7/25 (b)		200,000	194,214
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		327,413	310,940
NextEra Energy Partners LP:
4.25% 9/15/24(b)		26,000	25,090
4.5% 9/15/27(b)		220,000	205,247
7.25% 1/15/29(b)		120,000	121,979
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (c)	EUR	610,000	601,600
NRG Energy, Inc.:
3.375% 2/15/29(b)		90,000	78,555
3.625% 2/15/31(b)		175,000	147,146
3.875% 2/15/32(b)		27,000	22,555
5.25% 6/15/29(b)		837,000	793,209
5.75% 1/15/28		235,000	231,476
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		9,886	9,844
Pacific Gas & Electric Co. 4.95% 7/1/50		975,000	827,609
Pattern Energy Operations LP 4.5% 8/15/28 (b)		145,000	133,002
PG&E Corp.:
5% 7/1/28		3,712,000	3,540,431
5.25% 7/1/30		515,000	484,130
Southern Co. 1.875% 9/15/81 (c)	EUR	680,000	635,874
Vistra Operations Co. LLC:
5% 7/31/27(b)		605,000	579,902
5.5% 9/1/26(b)		851,000	837,959
5.625% 2/15/27(b)		581,000	566,155
7.75% 10/15/31(b)		485,000	501,683
			44,535,146
Gas Utilities - 0.0%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)		450,000	439,898

Independent Power and Renewable Electricity Producers - 0.5%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		1,127,000	1,029,850
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		200,000	191,724
Buffalo Energy Mexico Holdings 7.875% 2/15/39 (b)		200,000	211,532
Emera U.S. Finance LP 3.55% 6/15/26		57,000	54,663
Energo-Pro A/S 8.5% 2/4/27 (b)		200,000	200,900
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		600,000	480,000
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		550,000	523,875
Sunnova Energy Corp.:
5.875% 9/1/26(b)		615,000	499,903
11.75% 10/1/28(b)		135,000	113,582
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		140,000	137,480
TerraForm Power Operating LLC 5% 1/31/28 (b)		35,000	33,072
The AES Corp.:
2.45% 1/15/31		35,677,000	29,102,852
3.3% 7/15/25(b)		1,621,000	1,562,987
3.95% 7/15/30(b)		2,563,000	2,328,582
			36,471,002
Multi-Utilities - 0.3%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(b)		350,000	280,438
4.696% 4/24/33(b)		400,000	390,528
4.875% 4/23/30(b)		30,000	29,981
Berkshire Hathaway Energy Co. 4.05% 4/15/25		2,281,000	2,248,495
E.ON SE 3.375% 1/15/31 (Reg. S)	EUR	500,000	534,399
Engie SA:
3.875% 3/6/36 (Reg. S)	EUR	600,000	647,164
4.25% 9/6/34 (Reg. S)	EUR	1,200,000	1,328,681
NiSource, Inc.:
2.95% 9/1/29		1,066,000	957,961
3.6% 5/1/30		13,034,000	11,927,244
Puget Energy, Inc.:
4.1% 6/15/30		560,000	506,980
4.224% 3/15/32		4,134,000	3,698,384
Sempra 6% 10/15/39		106,000	107,182
			22,657,437
Water Utilities - 0.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	180,000	183,370
Severn Trent Utilities Finance PLC 4.625% 11/30/34 (Reg. S)	GBP	260,000	308,792
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	265,000	292,663
SW Finance I PLC 7.375% 12/12/41 (Reg. S)	GBP	304,000	398,225
			1,183,050
TOTAL UTILITIES			105,286,533

TOTAL NONCONVERTIBLE BONDS			2,445,812,748
TOTAL CORPORATE BONDS (Cost $2,496,412,257)			2,454,178,357

U.S. Treasury Obligations - 32.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	7,451,600	4,598,161
1.125% 8/15/40	4,800,000	2,932,875
1.75% 8/15/41	12,905,000	8,594,428
1.875% 11/15/51	26,946,000	16,053,922
2% 11/15/41	13,900,000	9,623,578
2% 8/15/51	63,895,000	39,347,839
2.25% 8/15/46	90,000	61,130
2.25% 2/15/52	29,700,000	19,427,976
2.375% 2/15/42	9,300,000	6,832,594
2.875% 5/15/49	38,253,600	28,924,802
2.875% 5/15/52	7,856,000	5,915,323
3% 2/15/47	19,862,700	15,516,959
3% 8/15/52	56,140,000	43,401,045
3.25% 5/15/42	12,005,000	10,095,455
3.625% 2/15/53	195,675,000	171,078,042
3.875% 5/15/43 (k)	4,000,000	3,655,625
4.125% 8/15/53	146,568,000	140,315,959
4.375% 8/15/43	3,301,000	3,231,885
4.75% 11/15/53	146,096,000	155,432,448
6.25% 5/15/30	12,400,000	13,719,438
U.S. Treasury Notes:
0.75% 3/31/26	10,800,000	9,985,781
1.375% 11/15/31	240,000	194,803
2.625% 7/31/29	11,120,000	10,241,259
2.75% 8/15/32	54,222,000	48,407,961
2.875% 5/15/32 (k)	31,868,000	28,803,195
3.375% 5/15/33	94,650,000	88,298,097
3.5% 2/15/33	101,614,000	95,854,550
3.625% 3/31/30	644,000	621,460
3.75% 12/31/28	44,588,000	43,574,319
3.75% 12/31/30	2,500,000	2,422,656
3.875% 12/31/29	57,820,000	56,620,687
3.875% 8/15/33 (k)	83,699,000	81,201,108
4% 1/15/27	12,570,000	12,422,695
4% 2/15/27	1,120,000	1,110,813
4% 6/30/28	40,000,000	39,517,188
4% 1/31/29	3,600,000	3,558,375
4% 10/31/29	45,000,000	44,358,399
4% 2/28/30	168,000	165,473
4% 1/31/31	60,000,000	59,025,000
4.125% 11/15/32	160,450,000	158,751,486
4.25% 2/28/29	261,000	261,041
4.375% 10/31/24	1,000,000	994,375
4.375% 8/31/28	24,453,000	24,531,326
4.375% 11/30/28	121,074,000	121,584,781
4.375% 11/30/30	178,688,000	179,637,280
4.5% 11/15/33	240,092,000	244,631,175
4.625% 11/15/26	25,500,000	25,595,625
4.625% 9/30/28	15,962,000	16,178,360
4.625% 9/30/30	526,000	536,232
4.875% 10/31/28	219,128,000	224,486,363
4.875% 10/31/30	136,300,000	140,900,125
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,573,637,314)		2,463,231,472

U.S. Government Agency - Mortgage Securities - 25.9%
	Principal Amount (a)	Value ($)
Fannie Mae - 5.5%
1% 12/1/36	2,574,774	2,132,417
1.5% 9/1/35 to 4/1/52 (l)	17,495,112	14,359,988
2% 2/1/28 to 3/1/52	102,458,874	85,275,437
2.5% 1/1/28 to 3/1/53 (l)	153,894,687	132,628,215
3% 2/1/31 to 12/1/52 (k)(m)	38,718,155	34,571,771
3.5% 8/1/34 to 4/1/52 (m)	14,195,967	13,013,053
3.5% 12/1/46	4,668,975	4,292,828
4% 1/1/42 to 9/1/52	36,867,769	34,102,517
4.5% to 4.5% 8/1/33 to 12/1/52	9,039,206	8,635,640
5% 5/1/41 to 11/1/53	43,655,280	42,409,298
5.5% 9/1/52 to 8/1/53	10,528,728	10,488,559
6% 11/1/52 to 9/1/53	6,094,186	6,161,435
6% 11/1/53	4,401,473	4,433,005
6.5% 10/1/53 to 1/1/54	19,592,284	20,153,842
TOTAL FANNIE MAE		412,658,005
Freddie Mac - 3.3%
1.5% 8/1/35 to 4/1/51	18,780,877	14,932,534
2% 6/1/35 to 4/1/52 (l)	64,197,399	54,105,246
2.5% 1/1/28 to 3/1/52	60,463,346	52,172,533
3% 12/1/30 to 4/1/53	43,827,106	37,844,373
3.5% 3/1/32 to 5/1/52 (m)	8,110,916	7,407,483
3.5% 7/1/42	1,227,108	1,130,182
3.5% 7/1/42	543,947	501,389
3.5% 9/1/42	1,593,592	1,466,700
3.5% 11/1/42	482,825	443,948
3.5% 9/1/47	51,694	47,109
4% 5/1/37 to 10/1/52	5,305,237	4,953,740
4.5% 11/1/40 to 7/1/49	5,728,354	5,567,714
5% 9/1/52 to 8/1/53 (l)	12,523,161	12,223,422
5.5% 10/1/52 to 3/1/54 (l)	31,818,971	31,830,440
5.5% 1/1/54	1,179,280	1,167,685
5.5% 2/1/54	473,234	468,582
5.5% 3/1/54	1,633,701	1,617,639
6% 3/1/53 to 11/1/53	7,935,365	8,044,021
6.5% 9/1/53 to 1/1/54	15,729,145	16,211,233
TOTAL FREDDIE MAC		252,135,973
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31	15,474	14,694
Ginnie Mae - 6.9%
2% 11/20/50 to 6/20/52	32,704,300	26,622,960
2% 3/1/54 (h)	6,600,000	5,371,120
2% 3/1/54 (h)	5,750,000	4,679,385
2% 3/1/54 (h)	15,900,000	12,939,515
2% 3/1/54 (h)	21,100,000	17,171,307
2% 3/1/54 (h)	10,850,000	8,829,795
2% 3/1/54 (h)	8,150,000	6,632,519
2% 3/1/54 (h)	2,600,000	2,115,896
2% 3/1/54 (h)	5,525,000	4,496,278
2% 3/1/54 (h)	3,875,000	3,153,498
2% 3/1/54 (h)	7,750,000	6,306,997
2% 3/1/54 (h)	5,500,000	4,475,933
2% 3/1/54 (h)	7,550,000	6,144,235
2% 3/1/54 (h)	4,400,000	3,580,746
2% 4/1/54 (h)	36,450,000	29,683,160
2% 4/1/54 (h)	28,350,000	23,086,902
2% 4/1/54 (h)	2,825,000	2,300,547
2% 4/1/54 (h)	1,250,000	1,017,941
2% 4/1/54 (h)	14,650,000	11,930,269
2% 4/1/54 (h)	13,375,000	10,891,969
2% 4/1/54 (h)	26,775,000	21,804,296
2% 4/1/54 (h)	1,000,000	814,353
2.5% 6/20/51 to 1/20/52	42,919,273	35,955,980
2.5% 3/1/54 (h)	16,800,000	14,215,520
2.5% 3/1/54 (h)	9,200,000	7,784,689
2.5% 3/1/54 (h)	13,850,000	11,719,342
2.5% 3/1/54 (h)	7,950,000	6,726,987
2.5% 4/1/54 (h)	650,000	550,462
3% 12/20/42 to 10/20/50	940,072	832,166
3% 3/1/54 (h)	11,025,000	9,668,369
3% 3/1/54 (h)	5,050,000	4,428,595
3% 3/1/54 (h)	20,375,000	17,867,848
3% 3/1/54 (h)	6,050,000	5,305,545
3% 4/1/54 (h)	20,250,000	17,770,886
3% 4/1/54 (h)	4,950,000	4,343,994
3.5% 12/20/41 to 2/20/50	491,920	451,413
3.5% 3/1/54 (h)	7,750,000	7,009,374
3.5% 3/1/54 (h)	14,175,000	12,820,370
4% 10/20/40 to 10/20/52	16,468,060	15,354,006
4.5% 4/20/35 to 4/20/53	4,799,907	4,591,482
5% 4/20/48	256,760	256,830
5% 3/1/54 (h)	10,300,000	10,060,367
5.5% 3/1/54 (h)	4,600,000	4,570,564
5.5% 3/1/54 (h)	3,000,000	2,980,802
6% 3/1/54 (h)	3,200,000	3,216,449
6% 3/1/54 (h)	1,900,000	1,909,766
6% 3/1/54 (h)	7,900,000	7,940,608
6% 3/1/54 (h)	4,500,000	4,523,131
6.5% 3/1/54 (h)	9,700,000	9,832,617
6.5% 3/1/54 (h)	5,500,000	5,575,195
6.5% 3/1/54 (h)	3,300,000	3,345,117
6.5% 3/1/54 (h)	4,700,000	4,764,258
6.5% 3/1/54 (h)	11,300,000	11,454,492
6.5% 3/1/54 (h)	22,700,000	23,010,352
6.5% 4/1/54 (h)	17,300,000	17,524,360
6.5% 4/1/54 (h)	15,900,000	16,106,204
TOTAL GINNIE MAE		518,517,761
Uniform Mortgage Backed Securities - 10.2%
2% 3/1/54 (h)	2,500,000	1,965,127
2% 3/1/54 (h)	30,000,000	23,581,524
2% 3/1/54 (h)	11,000,000	8,646,559
2% 3/1/54 (h)	48,500,000	38,123,464
2% 3/1/54 (h)	33,100,000	26,018,281
2% 3/1/54 (h)	49,700,000	39,066,725
2% 3/1/54 (h)	17,600,000	13,834,494
2% 3/1/54 (h)	11,825,000	9,295,051
2% 4/1/54 (h)	60,400,000	47,538,811
2% 4/1/54 (h)	13,025,000	10,251,540
2% 4/1/54 (h)	16,350,000	12,868,536
2% 4/1/54 (h)	8,150,000	6,414,591
2% 4/1/54 (h)	32,500,000	25,579,658
2% 4/1/54 (h)	7,225,000	5,686,555
2.5% 3/1/54 (h)	1,250,000	1,026,953
2.5% 3/1/54 (h)	1,275,000	1,047,492
2.5% 3/1/54 (h)	61,000,000	50,115,313
2.5% 3/1/54 (h)	15,000,000	12,323,438
2.5% 3/1/54 (h)	6,550,000	5,381,234
2.5% 3/1/54 (h)	7,750,000	6,367,109
2.5% 3/1/54 (h)	1,850,000	1,519,891
2.5% 3/1/54 (h)	800,000	657,250
2.5% 3/1/54 (h)	2,525,000	2,074,445
2.5% 4/1/54 (h)	15,700,000	12,914,476
3% 3/1/54 (h)	5,800,000	4,962,172
3% 3/1/54 (h)	4,800,000	4,106,625
3% 3/1/54 (h)	1,000,000	855,547
3% 3/1/54 (h)	45,450,000	38,884,607
3% 3/1/54 (h)	11,600,000	9,924,344
3% 3/1/54 (h)	13,500,000	11,549,883
3% 3/1/54 (h)	20,250,000	17,324,825
3% 3/1/54 (h)	10,950,000	9,368,239
3% 3/1/54 (h)	8,200,000	7,015,485
3% 3/1/54 (h)	2,625,000	2,245,811
3% 4/1/54 (h)	57,400,000	49,162,205
3.5% 3/1/54 (h)	47,675,000	42,410,264
3.5% 3/1/54 (h)	20,700,000	18,414,105
4.5% 3/1/54 (h)	7,200,000	6,813,562
5% 3/1/54 (h)	5,800,000	5,625,094
5% 3/1/54 (h)	15,900,000	15,420,516
5% 3/1/54 (h)	8,500,000	8,243,672
5.5% 3/1/54 (h)	4,900,000	4,847,555
5.5% 3/1/54 (h)	8,700,000	8,606,883
5.5% 3/1/54 (h)	8,400,000	8,310,094
5.5% 3/1/54 (h)	2,900,000	2,868,961
6% 3/1/54 (h)	21,200,000	21,292,750
6% 3/1/54 (h)	1,850,000	1,858,094
6% 3/1/54 (h)	1,900,000	1,908,313
6% 3/1/54 (h)	1,850,000	1,858,094
6% 3/1/54 (h)	7,900,000	7,934,563
6% 3/1/54 (h)	3,500,000	3,515,313
6% 3/1/54 (h)	3,500,000	3,515,313
6% 3/1/54 (h)	14,450,000	14,513,219
6% 3/1/54 (h)	18,350,000	18,430,281
6.5% 3/1/54 (h)	4,000,000	4,070,000
6.5% 3/1/54 (h)	300,000	305,250
6.5% 3/1/54 (h)	7,300,000	7,427,750
6.5% 3/1/54 (h)	32,200,000	32,763,500
6.5% 3/1/54 (h)	9,500,000	9,666,250
6.5% 3/1/54 (h)	1,925,000	1,958,688
6.5% 3/1/54 (h)	1,975,000	2,009,563
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		772,285,907
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,984,979,013)		1,955,612,340

Asset-Backed Securities - 6.4%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	215,831	152,162
Series 2019-1 Class A, 3.844% 5/15/39 (b)	65,315	52,254
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	438,260	395,550
Class B, 4.458% 10/16/39 (b)	220,258	102,436
Series 2021-1A Class A, 2.95% 11/16/41 (b)	1,137,862	1,027,220
Series 2021-2A Class A, 2.798% 1/15/47 (b)	2,234,917	1,944,556
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	8,546,675	8,396,510
Aimco:
Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 1/15/32 (b)(c)(d)	409,000	409,548
Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 0.000% 0% 4/16/37 (b)(c)(d)	5,649,000	5,650,988
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.7181% 10/17/34 (b)(c)(d)	3,255,000	3,258,867
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7081% 10/17/34 (b)(c)(d)	5,734,000	5,741,099
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5694% 4/20/34 (b)(c)(d)	2,407,000	2,406,988
Aligned Data Centers Issuer LLC:
Series 2023-1A Class A2, 6% 8/17/48 (b)	330,000	324,260
Series 2023-2A Class A2, 6.5% 11/16/48 (b)	250,000	250,265
Allegro CLO XIV, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.420% 6.7356% 10/15/34 (b)(c)(d)	5,069,000	5,073,060
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8178% 7/20/35 (b)(c)(d)	1,450,000	1,452,007
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7194% 7/20/34 (b)(c)(d)	1,078,000	1,077,975
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	1,600,000	1,596,855
American Money Management Corp. Series 2012-11A Class A1R2, CME Term SOFR 3 Month Index + 1.270% 6.589% 4/30/31 (b)(c)(d)	1,699,749	1,699,822
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	211,887	189,301
Class B, 4.335% 1/16/40 (b)	138,939	77,822
Apollo Aviation Securitization Trust Series 2017-1A Class A, 3.967% 5/16/42 (b)	8,096	8,015
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.8956% 10/15/32 (b)(c)(d)	674,000	674,960
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6163% 4/25/34 (b)(c)(d)	1,292,000	1,289,058
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7056% 7/15/34 (b)(c)(d)	1,381,000	1,382,090
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.644% 1/15/35 (b)(c)(d)	2,223,000	2,219,477
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6456% 4/15/34 (b)(c)(d)	5,656,000	5,652,301
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8281% 4/17/33 (b)(c)(d)	369,000	369,215
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 10/15/36 (b)(c)(d)	987,000	986,996
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	2,100,000	2,092,433
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6063% 4/25/34 (b)(c)(d)	1,547,000	1,548,054
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7994% 1/20/32 (b)(c)(d)	1,550,000	1,552,172
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0612% 1/20/37 (b)(c)(d)	5,942,000	5,967,360
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.6165% 1/17/35 (b)(c)(d)	20,400,000	20,383,496
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7056% 1/15/35 (b)(c)(d)	1,493,000	1,494,675
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	161,646	158,009
Series 2021-1A Class A, 2.443% 7/15/46 (b)	1,879,913	1,654,380
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5656% 4/15/29 (b)(c)(d)	1,398,440	1,398,760
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	2,000,000	1,975,314
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	2,114,000	2,152,120
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	958,955	863,112
Class B, 5.095% 4/15/39 (b)	186,315	122,991
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	104,943	95,674
Series 2021-1A Class A, 3.474% 1/15/46 (b)	193,837	182,204
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 Month Index + 1.550% 0% 4/23/37 (b)(c)(d)(h)	12,500,000	12,506,663
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6794% 10/20/32 (b)(c)(d)	1,192,000	1,192,586
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7163% 10/25/34 (b)(c)(d)	8,301,000	8,308,446
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6378% 4/20/35 (b)(c)(d)	1,985,000	1,981,749
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.1678% 7/20/36 (b)(c)(d)	2,472,000	2,485,722
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6294% 4/20/34 (b)(c)(d)	19,638,000	19,625,039
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	852,612	832,970
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	1,267,329	1,274,827
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7494% 10/20/34 (b)(c)(d)	6,850,000	6,842,547
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7794% 4/20/34 (b)(c)(d)	2,765,000	2,766,557
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 7.0186% 7/24/34 (b)(c)(d)	2,111,000	2,111,678
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8894% 1/20/34 (b)(c)(d)	2,090,000	2,090,343
Daimler Trucks Retail Trust 20 Series 2023-1 Class A2, 6.03% 9/15/25	4,608,000	4,612,814
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	274,480	261,389
Series 2021-1A:
Class A23, 2.791% 11/20/51 (b)	22,678,978	18,902,048
Class A2II, 2.493% 11/20/51 (b)	1,076,228	947,475
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28	2,800,000	2,762,705
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	951,044	953,242
Class A3, 5.64% 2/22/28 (b)	733,000	740,602
Dominos Pizza Master Issuer LLC:
Series 2019-1A Class A2, 3.668% 10/25/49 (b)	6,170,880	5,622,251
Series 2021-1A Class A2II, 3.151% 4/25/51 (b)	16,700,743	14,421,437
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6178% 4/20/35 (b)(c)(d)	3,389,000	3,392,657
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(c)(d)	2,508,000	2,508,201
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7795% 1/18/32 (b)(c)(d)	1,277,000	1,277,240
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6781% 7/17/34 (b)(c)(d)	19,209,000	19,229,746
Dryden Senior Loan Fund:
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.7581% 4/17/33 (b)(c)(d)	2,400,000	2,401,207
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 10/15/35 (b)(c)(d)	3,895,000	3,900,862
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7107% 2/20/35 (b)(c)(d)	2,292,000	2,292,002
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 4/15/31 (b)(c)(d)	684,000	684,269
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 1/15/35 (b)(c)(d)	1,782,000	1,784,226
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8256% 1/15/34 (b)(c)(d)	330,000	330,505
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	3,408,000	3,459,710
Flatiron CLO Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6812% 7/19/34 (b)(c)(d)	3,076,000	3,079,165
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6673% 11/16/34 (b)(c)(d)	1,500,000	1,502,018
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.8807% 11/20/33 (b)(c)(d)	1,833,000	1,837,240
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	1,500,000	1,493,305
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	622,906	622,381
GM Financial Consumer Automobile Receivables Trust Series 2022-4 Class A3, 4.82% 8/16/27	3,291,000	3,271,850
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	772,000	773,525
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	168,926	147,808
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,866,166	1,669,426
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7094% 10/22/34 (b)(c)(d)	1,056,000	1,056,147
KKR CLO Ltd.:
Series 2021-29A Class E, CME Term SOFR 3 Month Index + 7.010% 12.3256% 1/15/32 (b)(c)(d)	250,000	248,162
Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6465% 4/15/35 (b)(c)(d)	2,473,000	2,468,915
Lucali CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.470% 6.7856% 1/15/33 (b)(c)(d)	760,000	760,579
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.9178% 1/22/37 (b)(c)(d)	14,865,000	14,955,141
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7112% 4/19/34 (b)(c)(d)	7,200,000	7,211,110
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6794% 1/22/35 (b)(c)(d)	1,719,000	1,717,673
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6956% 7/15/34 (b)(c)(d)	2,347,000	2,347,141
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.7794% 1/22/31 (b)(c)(d)	390,000	389,985
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.1178% 4/22/36 (b)(c)(d)	1,513,000	1,522,986
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7194% 10/20/34 (b)(c)(d)	348,000	348,130
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7163% 10/25/34 (b)(c)(d)	2,070,000	2,070,315
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.5994% 4/20/34 (b)(c)(d)	1,238,000	1,239,394
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7163% 1/25/35 (b)(c)(d)	1,275,000	1,274,996
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5656% 1/15/34 (b)(c)(d)	1,460,000	1,460,073
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	1,095,897	1,097,486
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (b)	2,100,000	2,115,304
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6494% 10/20/30 (b)(c)(d)	1,235,660	1,237,524
Palmer Square CLO Ltd. Series 2023-4A Class E, CME Term SOFR 3 Month Index + 6.750% 12.1625% 10/20/33 (b)(c)(d)	100,000	100,443
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7094% 10/20/34 (b)(c)(d)	1,494,000	1,494,024
Peebles Park CLO Ltd. Series 2024-1A Class A, CME Term SOFR 3 Month Index + 1.500% 0% 4/21/37 (b)(c)(d)(h)	36,000,000	36,012,636
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	1,563,375	1,528,437
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	2,267,520	2,051,461
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	1,292,970	1,203,940
Class A2II, 4.008% 12/5/51 (b)	1,156,403	1,015,157
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	375,582	323,497
Regatta XXVII Funding Ltd. Series 2024-1A Class E, CME Term SOFR 3 Month Index + 6.500% 0% 4/26/37 (b)(c)(d)(h)	250,000	250,043
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.6994% 4/20/34 (b)(c)(d)	1,839,000	1,839,903
RR Ltd.:
Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6565% 1/15/37 (b)(c)(d)	3,350,000	3,349,943
Series 2024-28RA Class A1R, CME Term SOFR 3 Month Index + 1.550% 0% 4/15/37 (b)(c)(d)	35,400,000	35,412,425
Rram 2022-24A Series 2023-24A Class A1AR, CME Term SOFR 3 Month Index + 1.730% 7.0768% 1/15/36 (b)(c)(d)	13,500,000	13,581,027
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	649,405	574,431
Class B, 4.335% 3/15/40 (b)	190,852	144,211
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	699,000	683,241
1.884% 7/15/50 (b)	403,000	375,586
2.328% 7/15/52 (b)	308,000	269,809
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6358% 4/23/35 (b)(c)(d)	6,927,000	6,932,652
Symphony CLO Ltd. Series 2020-22A Class A1A, CME Term SOFR 3 Month Index + 1.550% 6.8495% 4/18/33 (b)(c)(d)	2,900,000	2,899,951
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.5356% 4/16/31 (b)(c)(d)	836,748	836,737
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6356% 7/15/32 (b)(c)(d)	250,000	250,166
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5512% 4/19/34 (b)(c)(d)	1,566,000	1,566,941
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6594% 4/20/33 (b)(c)(d)	1,720,000	1,722,036
Tesla Auto Lease Trust 2023-B Series 2023-B:
Class A2, 6.02% 9/22/25 (b)	3,685,000	3,693,354
Class A3, 6.13% 9/21/26 (b)	2,500,000	2,525,447
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	1,743,000	1,752,960
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)	84,651	78,734
Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	3,912,870	3,423,840
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	761,942	649,594
Toyota Auto Receivables Owner Trust Series 2022-C Class A3, 3.76% 4/15/27	3,750,000	3,685,686
Toyota Lease Owner Trust:
Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	1,170,598	1,169,113
Class A3, 4.93% 4/20/26 (b)	1,472,000	1,465,754
Series 2024-A Class A3, 5.25% 4/20/27 (b)	2,200,000	2,199,434
Tricon Residential 2023-Sfr1 T Series 2023-SFR1 Class E, 7.977% 7/17/40 (b)	350,000	356,367
Vcat 2021-Npl5 LLC Series 2021-NPL5 Class A1, 1.8677% 8/25/51 (b)(c)	631,324	614,211
Verizon Master Trust Series 2023 2 Class A, 4.89% 4/13/28	800,000	795,744
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.1702% 1/20/37 (b)(c)(d)	4,263,000	4,266,930
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.8494% 7/20/32 (b)(c)(d)	679,000	680,161
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7312% 7/19/34 (b)(c)(d)	960,000	960,067
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(c)(d)	16,744,000	16,759,354
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 7/16/34 (b)(c)(d)	2,549,000	2,549,387
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/29	4,800,000	4,800,000
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	4,000,000	4,035,669
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	2,044,781	2,125,898
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	614,991	614,152
Class A3, 4.66% 5/15/28	1,559,000	1,543,977
Series 2023-C Class A3, 5.15% 11/15/28	949,000	949,606
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	1,286,203	1,285,229
TOTAL ASSET-BACKED SECURITIES (Cost $483,859,577)		483,323,270

Collateralized Mortgage Obligations - 1.6%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.2%
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	1,056,874	954,823
Bravo Residential Funding Trust 2023- sequential payer Series 2023-RPL1 Class A1, 5% 5/25/63 (b)	2,333,752	2,281,795
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	455,530	449,507
COMM Mortgage Trust Series 2015-LC19 Class C, 4.2134% 2/10/48 (c)	300,000	273,470
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	899,182	874,294
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	1,846,785	1,696,548
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	384,257	345,149
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	387,701	370,165
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	657,000	623,822
PRPM, LLC Series 2024-RPL1 Class A1, 4.2% 12/25/64 (b)	5,790,000	5,528,871
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	290,980	284,350
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	1,389,732	1,281,447
TOTAL PRIVATE SPONSOR		14,964,241
U.S. Government Agency - 1.4%
Fannie Mae:
planned amortization class:
Series 2012-134 Class MX, 3.5% 5/25/42	84,191	80,579
Series 2017-22 Class ED, 3.5% 6/25/44	87,040	84,943
Series 2021-69 Class JK, 1.5% 10/25/51	385,648	313,074
Series 2022-2 Class TH, 2.5% 2/25/52	244,706	216,547
Series 2022-20 Class HC, 2.5% 4/25/52	4,334,676	3,836,128
sequential payer:
Series 2004-81 Class ML, 5% 11/25/24	18,166	18,081
Series 2005-40 Class YG, 5% 5/25/25	81,281	80,700
Series 2006-55 Class GE, 5% 6/25/26	226,125	224,394
Series 2010-47 Class JB, 5% 5/25/30	2,020,025	2,002,185
Series 2016-104 Class B, 4% 12/25/44	170,881	164,788
Series 2016-99 Class KA, 4% 11/25/42	214,428	209,535
Series 2020-101 Class BA, 1.5% 9/25/45	545,620	461,774
Series 2020-43 Class MA, 2% 1/25/45	1,491,348	1,330,794
Series 2020-49 Class JA, 2% 8/25/44	314,890	282,975
Series 2020-51 Class BA, 2% 6/25/46	1,566,150	1,334,810
Series 2020-67 Class KZ, 3.25% 9/25/40	1,180,933	1,068,997
Series 2020-75 Class HA, 1.5% 12/25/44	3,402,305	2,884,836
Series 2020-80 Class BA, 1.5% 3/25/45	809,408	690,065
Series 2021-68 Class A, 2% 7/25/49	648,377	505,752
Series 2021-85 Class L, 2.5% 8/25/48	355,675	307,191
Series 2021-95:
Class 0, 2.5% 9/25/48	1,080,576	935,405
Class BA, 2.5% 6/25/49	1,633,568	1,408,315
Series 2021-96 Class HA, 2.5% 2/25/50	567,722	487,371
Series 2022-1 Class KA, 3% 5/25/48	346,781	310,078
Series 2022-11 Class B, 3% 6/25/49	465,004	421,052
Series 2022-13:
Class HA, 3% 8/25/46	376,308	344,632
Class JA, 3% 5/25/48	725,409	650,344
Class MA, 3% 5/25/44	6,269,334	5,804,542
Series 2022-15 Class GC, 3% 1/25/47	726,366	663,587
Series 2022-17 Class BH, 3% 5/25/47	801,385	731,152
Series 2022-25 Class AB, 4% 9/25/47	1,404,637	1,330,882
Series 2022-3:
Class D, 2% 2/25/48	1,657,519	1,432,049
Class G, 2% 11/25/47	5,269,753	4,466,722
Class N, 2% 10/25/47	4,077,571	3,472,865
Series 2022-30 Class E, 4.5% 7/25/48	878,668	849,164
Series 2022-35 Class CK, 4% 3/25/47	2,999,828	2,818,299
Series 2022-4 Class B, 2.5% 5/25/49	417,055	359,756
Series 2022-49 Class TC, 4% 12/25/48	287,467	271,589
Series 2022-5:
Class 0, 2.5% 6/25/48	593,440	515,628
Class BA, 2.5% 12/25/49	745,304	630,542
Class DA, 2.25% 11/25/47	1,760,669	1,525,049
Series 2022-69 Class AB, 4.5% 1/25/44	1,565,221	1,505,906
Series 2022-7:
Class A, 3% 5/25/48	494,325	442,023
Class E, 2.5% 11/25/47	1,589,166	1,395,290
Series 2022-9 Class BA, 3% 5/25/48	580,501	519,132
Series 2020-39 Class MG, 1.5% 6/25/40	2,397,687	1,954,947
Series 2020-45:
Class JC, 1.5% 7/25/40	2,449,176	1,995,356
Class JL, 3% 7/25/40	35,494	31,717
Series 2020-59 Class MC, 1.5% 8/25/40	2,687,451	2,188,232
Series 2021-59 Class H, 2% 6/25/48	364,871	292,241
Series 2021-66:
Class DA, 2% 1/25/48	395,729	318,368
Class DM, 2% 1/25/48	420,546	337,940
Series 2022-28 Class A, 2.5% 2/25/52	1,324,346	1,217,325
Series 2023-13 Class CK, 1.5% 11/25/50	2,388,361	1,859,418
Freddie Mac:
planned amortization class:
Series 2012-4019 Class HT, 5% 8/15/40	9,552	9,524
Series 2017-4716 Class PA, 3% 7/15/44	1,254,220	1,205,398
Series 2017-4744 Class JA, 3% 9/15/47	172,379	153,937
Series 2021-5141 Class JM, 1.5% 4/25/51	284,483	232,495
Series 2021-5148:
Class AD, 1.5% 10/25/51	383,883	313,976
Class PC, 1.5% 10/25/51	380,525	308,996
Series 2022-5214 Class CG, 3.5% 4/25/52	692,014	638,633
Series 2022-5220 Class PK, 3.5% 1/25/51	954,934	890,158
sequential payer:
Series 2005-2974 Class CY, 5% 5/15/25	124,662	123,924
Series 2014-4422 Class LA, 4.5% 3/15/43	25,586	25,417
Series 2015-4516 Class A, 4% 8/15/41	92,469	91,092
Series 2020-4993 Class LA, 2% 8/25/44	1,422,619	1,279,303
Series 2020-5018:
Class LC, 3% 10/25/40	239,115	213,935
Class LT, 3.25% 10/25/40	1,222,033	1,104,413
Class LY, 3% 10/25/40	181,688	162,514
Series 2020-5058 Class BE, 3% 11/25/50	894,134	769,682
Series 2021-5115 Class A, 2% 3/25/40	1,215,875	1,051,505
Series 2021-5139 Class JC, 2% 8/25/40	1,158,334	987,452
Series 2021-5147 Class WN, 2% 1/25/40	1,256,492	1,080,691
Series 2021-5169:
Class BA, 2.5% 5/25/49	995,711	848,476
Class TP, 2.5% 6/25/49	444,181	377,775
Series 2021-5175 Class CB, 2.5% 4/25/50	2,043,167	1,754,476
Series 2021-5178:
Class CT, 2% 11/25/40	1,268,211	1,072,707
Class TP, 2.5% 4/25/49	835,562	711,718
Series 2021-5180 Class KA, 2.5% 10/25/47	413,429	360,806
Series 2022-5189:
Class DA, 2.5% 5/25/49	256,096	218,131
Class TP, 2.5% 5/25/49	602,286	512,990
Series 2022-5190:
Class BA, 2.5% 11/25/47	254,640	222,088
Class CA, 2.5% 5/25/49	505,023	430,050
Series 2022-5191 Class CA, 2.5% 4/25/50	487,458	415,583
Series 2022-5197:
Class A, 2.5% 6/25/49	505,024	430,050
Class DA, 2.5% 11/25/47	193,356	168,777
Series 2022-5198 Class BA, 2.5% 11/25/47	812,706	720,496
Series 2022-5199 Class 0, 3% 5/25/48	4,154,298	3,744,605
Series 2022-5200 Class LA, 3% 10/25/48	1,315,349	1,188,199
Series 2022-5202:
Class AG, 3% 1/25/49	289,531	260,808
Class BC, 3% 5/25/48	1,046,032	935,456
Class LB, 2.5% 10/25/47	206,420	180,438
Class UA, 3% 4/25/50	340,241	302,391
Series 2022-5210 Class TA, 3.5% 11/25/46	467,380	430,565
Series 2020-5000 Class BA, 2% 4/25/45	1,057,111	938,485
Series 2020-5041:
Class LA, 1.5% 11/25/40	5,614,031	4,563,252
Class LB, 3% 11/25/40	407,163	364,546
Series 2020-5046 Class PT, 1.5% 11/25/40	4,258,443	3,458,217
Series 2021-5083 Class VA, 1% 8/15/38	1,000,321	932,181
Series 2021-5176 Class AG, 2% 1/25/47	1,536,979	1,310,915
Series 2021-5182 Class A, 2.5% 10/25/48	2,682,776	2,335,086
Series 2022-5210 Class AB, 3% 1/25/42	678,811	617,487
Series 2022-5213 Class AH, 2.25% 4/25/37	1,076,554	979,020
Series 2022-5214 Class CB, 3.25% 4/25/52	1,647,655	1,503,663
Series 2022-5236 Class P, 5% 4/25/48	441,698	436,474
Series 2022-5266 Class CD, 4.5% 10/25/44	1,008,224	982,832
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	488,629	400,356
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	436,917	373,212
Class GC, 2% 11/25/47	330,750	278,283
Series 2021-5164 Class M, 2.5% 7/25/48	445,785	380,861
TOTAL U.S. GOVERNMENT AGENCY		105,369,566
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $120,025,413)		120,333,807

Commercial Mortgage Securities - 5.3%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.468% 1/15/39 (b)(c)(d)	2,660,000	2,625,088
Class B, CME Term SOFR 1 Month Index + 1.550% 6.868% 1/15/39 (b)(c)(d)	311,000	304,974
Class C, CME Term SOFR 1 Month Index + 2.150% 7.468% 1/15/39 (b)(c)(d)	167,000	163,399
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	496,000	458,255
Series 2019-BPR Class BNM, 3.465% 11/5/32 (b)	111,000	93,099
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	3,500,000	3,287,586
Series 2018-BN10:
Class A5, 3.688% 2/15/61	3,310,000	3,121,446
Class ASB, 3.641% 2/15/61	715,480	694,486
Series 2018-BN14:
Class A4, 4.231% 9/15/60	1,600,000	1,533,115
Class ASB, 4.185% 9/15/60	291,547	284,388
Series 2019-BN19 Class ASB, 3.071% 8/15/61	1,330,000	1,258,723
Series 2019-BN20 Class ASB, 2.933% 9/15/62	100,000	93,870
Series 2019-BN21 Class A5, 2.851% 10/17/52	112,000	99,146
Series 2019-BN23 Class ASB, 2.846% 12/15/52	300,000	281,139
Series 2022-BNK44, Class A5, 5.7451% 11/15/55 (c)	7,185,000	7,492,290
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	1,300,000	1,321,209
Class A3, 6.26% 4/15/56	1,900,000	1,959,599
Series 2018-BN10 Class C, 4.163% 2/15/61 (c)	425,000	377,443
Series 2020-BN30 Class MCDE, 2.9182% 12/15/53 (c)	5,208,000	2,914,553
Series 2021-BN33:
Class B, 2.893% 5/15/64	500,000	405,672
Class XA, 1.0526% 5/15/64 (c)(n)	9,636,257	488,006
BANK Trust sequential payer Series 2017-BNK5:
Class A4, 3.131% 6/15/60	4,400,000	4,125,620
Class A5, 3.39% 6/15/60	1,700,000	1,599,257
Class ASB, 3.179% 6/15/60	2,003,765	1,941,572
Bank5 2023-5Yr3:
sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	1,300,000	1,374,054
Series 2023-5YR3 Class A/S, 7.3154% 9/15/56 (c)	500,000	534,993
Bank5 2023-5Yr4 Series 2023-5YR4 Class C, 7.5344% 12/15/56 (c)	300,000	300,020
BBCMS 2021-Agw Mtg Trust sequential payer Series 2024-C24:
Class B, 5.718% 2/15/57	140,000	140,177
Class C, 6% 2/15/57	60,000	58,897
BBCMS Mortgage Trust:
sequential payer:
Series 2021-C10 Class ASB, 2.268% 7/15/54	500,000	446,682
Series 2023-C21 Class A3, 6.2963% 9/15/56 (c)	1,600,000	1,674,580
Series 2023-C22 Class C, 7.1261% 11/15/56 (c)	784,000	823,790
Series 2020-C7:
Class A/S, 2.444% 4/15/53	206,000	168,670
Class B, 3.152% 4/15/53	225,000	180,787
Series 2022-C17 Class B, 4.889% 9/15/55	250,000	229,795
Series 2023-5C23 Class B, 7.4547% 12/15/56 (c)	500,000	526,506
Benchmark 2023-B40 Mortgage Trust sequential payer Series 2023-B40 Class A/S, 6.5945% 12/15/56	500,000	538,955
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	1,000,000	1,043,838
Benchmark 2024-V5 Mortgage Trust sequential payer Series 2024-V5:
Class A3, 5.8053% 1/10/57	4,900,000	5,029,865
Class B, 6.0594% 1/10/57 (c)	640,000	642,124
Class C, 6.9726% 1/10/57 (c)	133,000	135,792
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	127,000	120,990
Series 2019-B10 Class ASB, 3.615% 3/15/62	500,000	482,589
Series 2019-B9 Class AAB, 3.9325% 3/15/52	968,984	939,704
Series 2023-V4 Class A3, 6.8409% 11/15/56	5,867,000	6,233,841
Series 2020-B21 Class A/S, 2.2543% 12/17/53	540,000	431,090
Series 2021-B27 Class XA, 1.2588% 7/15/54 (c)(n)	4,156,472	248,495
Series 2021-B29 Class B, 2.4534% 9/15/54	575,000	444,601
Series 2022-B35 Class B, 4.4442% 5/15/55 (c)	500,000	403,356
Series 2023-V2 Class A/S, 6.5374% 5/15/55	500,000	514,964
Series 2023-V4:
Class B, 7.4604% 11/15/56 (c)	250,000	264,031
Class C, 7.4604% 11/15/56 (c)	250,000	255,970
BLP Commercial Mortgage Trust:
floater Series 2024-IND2 Class D, CME Term SOFR 1 Month Index + 2.590% 7.8904% 3/15/41 (b)(c)(d)	500,000	500,156
sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6422% 3/15/41 (b)(c)(d)	2,677,000	2,674,874
BMO 2024-5C3 Mortgage Trust Series 2024-5C3:
Class B, 6.5567% 2/15/57 (c)	200,000	204,556
Class C, 6.8592% 2/15/57 (c)	622,000	623,769
BMO Mortgage Trust:
sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	1,300,000	1,359,951
Series 2023-5C2 Class A5, 7.244% 11/15/56 (c)	330,000	352,130
Series 2023-C4 Class C, 5.8632% 2/15/56 (c)	710,989	693,480
Series 2023-C7 Class C, 7.1229% 12/15/56 (c)	49,000	50,439
BPR 2023-STON Mortgage Trust sequential payer Series 2023-STON Class A, 7.497% 12/5/39 (b)	500,000	519,086
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2156% 4/15/37 (b)(c)(d)	7,887,000	7,911,379
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7646% 4/15/37 (b)(c)(d)	1,165,000	1,163,180
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6643% 4/15/34 (b)(c)(d)	1,917,000	1,910,053
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9643% 4/15/34 (b)(c)(d)	210,000	209,038
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2643% 4/15/34 (b)(c)(d)	220,000	218,775
Series 2019-XL:
Class C, CME Term SOFR 1 Month Index + 1.360% 6.6821% 10/15/36 (b)(c)(d)	521,240	520,263
Class D, CME Term SOFR 1 Month Index + 1.560% 6.8821% 10/15/36 (b)(c)(d)	1,244,400	1,241,289
Class E, CME Term SOFR 1 Month Index + 1.910% 7.2321% 10/15/36 (b)(c)(d)	5,780,850	5,762,785
Class G, CME Term SOFR 1 Month Index + 2.410% 7.7321% 10/15/36 (b)(c)(d)	1,300,500	1,293,184
Series 2020-VKNG Class G, CME Term SOFR 1 Month Index + 3.360% 8.6825% 10/15/37 (b)(c)(d)	1,631,000	1,580,829
Series 2021-LBA:
Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2325% 2/15/36 (b)(c)(d)	500,000	496,563
Class DJV, CME Term SOFR 1 Month Index + 1.710% 7.0325% 2/15/36 (b)(c)(d)	1,250,000	1,225,000
Class DV, CME Term SOFR 1 Month Index + 1.710% 7.0325% 2/15/36 (b)(c)(d)	988,512	967,815
Class FV, CME Term SOFR 1 Month Index + 2.510% 7.8325% 2/15/36 (b)(c)(d)	310,788	302,320
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1216% 10/15/36 (b)(c)(d)	2,392,000	2,367,333
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3313% 10/15/36 (b)(c)(d)	3,496,000	3,437,005
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5311% 10/15/36 (b)(c)(d)	5,034,000	4,920,735
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7308% 10/15/36 (b)(c)(d)	1,147,000	1,114,024
Class E, CME Term SOFR 1 Month Index + 2.060% 7.38% 10/15/36 (b)(c)(d)	1,486,000	1,456,280
Class G, CME Term SOFR 1 Month Index + 3.060% 8.3786% 10/15/36 (b)(c)(d)	667,732	638,263
Series 2021-SOAR Class G, CME Term SOFR 1 Month Index + 2.910% 8.2325% 6/15/38 (b)(c)(d)	439,886	428,889
Series 2021-VOLT:
Class D, CME Term SOFR 1 Month Index + 1.760% 7.0821% 9/15/36 (b)(c)(d)	1,000,000	983,125
Class F, CME Term SOFR 1 Month Index + 2.510% 7.8321% 9/15/36 (b)(c)(d)	924,000	910,726
Class G, CME Term SOFR 1 Month Index + 2.960% 8.2821% 9/15/36 (b)(c)(d)	750,000	733,796
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8086% 4/15/37 (b)(c)(d)	3,527,436	3,527,436
Series 2022-LBA6:
Class E, CME Term SOFR 1 Month Index + 2.700% 8.0176% 1/15/39 (b)(c)(d)	1,500,000	1,470,000
Class F, CME Term SOFR 1 Month Index + 3.350% 8.6676% 1/15/39 (b)(c)(d)	647,360	637,973
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3305% 2/15/39 (b)(c)(d)	1,928,172	1,914,313
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6299% 2/15/39 (b)(c)(d)	1,024,870	1,012,059
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8793% 2/15/39 (b)(c)(d)	1,486,182	1,462,031
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2784% 2/15/39 (b)(c)(d)	681,100	669,819
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0791% 12/9/40 (b)(c)(d)	3,591,000	3,615,688
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5085% 12/9/40 (b)(c)(d)	794,000	800,203
Class C, CME Term SOFR 1 Month Index + 2.640% 7.9578% 12/9/40 (b)(c)(d)	430,000	433,359
Class D, CME Term SOFR 1 Month Index + 3.580% 8.9064% 12/9/40 (b)(c)(d)	2,500,000	2,518,750
Series 2024-MF:
Class D, CME Term SOFR 1 Month Index + 2.680% 7.9898% 2/15/39 (b)(c)(d)	1,000,000	1,000,000
Class E, CME Term SOFR 1 Month Index + 3.730% 9.0383% 2/15/39 (b)(c)(d)	1,000,000	1,001,849
floater sequential payer:
Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3085% 11/15/32 (b)(c)(d)	420,361	419,704
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3643% 4/15/34 (b)(c)(d)	500,000	498,666
Series 2019-OC11:
Class D, 3.944% 12/9/41 (b)(c)	500,000	433,604
Class E, 3.944% 12/9/41 (b)(c)	2,160,000	1,827,544
Class XA, 0.742% 12/9/41 (b)(c)(n)	104,100,000	3,645,062
Series 2020-VIVA Class D, 3.5488% 3/11/44 (b)(c)	1,505,000	1,261,656
BX Commercial Mortgage Trust 2 floater Series 2021-IRON Class D, CME Term SOFR 1 Month Index + 2.010% 7.3325% 2/15/38 (b)(c)(d)	650,000	619,486
BX Commercial Mortgage Trust 2024-Xl4:
floater Series 2024-XL4:
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1092% 2/15/39 (b)(c)(d)	748,000	747,065
Class E, CME Term SOFR 1 Month Index + 4.180% 9.5057% 2/15/39 (b)(c)(d)	2,500,000	2,498,750
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7597% 2/15/39 (b)(c)(d)	5,907,000	5,907,000
BX Commerical Mortgage Trust floater sequential payer Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1025% 6/15/38 (b)(c)(d)	636,458	630,492
BX Trust:
floater:
Series 2021-MFM1:
Class E, CME Term SOFR 1 Month Index + 2.360% 7.6825% 1/15/34 (b)(c)(d)	391,407	385,046
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4325% 1/15/34 (b)(c)(d)	151,329	148,438
Class G, CME Term SOFR 1 Month Index + 4.010% 9.3325% 1/15/34 (b)(c)(d)	766,262	744,249
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4826% 8/15/39 (b)(c)(d)	2,511,535	2,517,833
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2576% 4/15/37 (b)(c)(d)	921,665	921,375
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6076% 4/15/37 (b)(c)(d)	208,217	207,956
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1566% 4/15/37 (b)(c)(d)	174,535	174,207
floater sequential payer Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 1/15/34 (b)(c)(d)	3,571,546	3,544,760
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, CME Term SOFR 1 Month Index + 1.360% 6.685% 12/15/37 (b)(c)(d)	700,000	699,781
Class F, CME Term SOFR 1 Month Index + 2.840% 8.165% 12/15/37 (b)(c)(d)	380,000	375,725
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	1,974,428	1,771,539
CFCRE Commercial Mortgage Trust sequential payer Series 2017-C8 Class A3, 3.3048% 6/15/50	2,041,770	1,918,493
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2016-C1 Class A4, 3.209% 5/10/49	700,000	665,585
Series 2019-C7 Class A4, 3.102% 12/15/72	1,212,628	1,078,427
Series 2019-GC41 Class AAB, 2.7198% 8/10/56	1,800,000	1,686,710
Series 2020-GC46 Class AAB, 2.614% 2/15/53	1,100,000	1,023,401
Series 2015-GC27 Class A5, 3.137% 2/10/48	1,500,000	1,471,596
Series 2016-P4 Class B, 3.377% 7/10/49	1,000,000	906,271
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	214,416	213,011
Series 2015-CR24 Class A5, 3.696% 8/10/48	1,090,000	1,057,734
Series 2015-DC1 Class A4, 3.078% 2/10/48	1,775,063	1,751,987
Series 2017-CD4 Class ASB, 3.317% 5/10/50	1,423,593	1,379,504
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	3,174,000	2,836,627
Series 2014-CR20 Class C, 4.4468% 11/10/47 (c)	200,000	188,401
Series 2015-LC19 Class B, 3.829% 2/10/48	110,000	102,851
Series 2017-CD4 Class B, 3.947% 5/10/50 (c)	121,000	100,655
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.345% 5/15/36 (b)(c)(d)	14,926,864	14,926,986
Class B, CME Term SOFR 1 Month Index + 1.270% 6.595% 5/15/36 (b)(c)(d)	5,442,460	5,441,591
Class C, CME Term SOFR 1 Month Index + 1.470% 6.795% 5/15/36 (b)(c)(d)	127,682	127,678
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	335,353	310,557
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class A3, 3.9585% 8/15/51	1,203,531	1,135,118
CSAIL Commercial Mortgage Trust sequential payer Series 2017-CX10 Class ASB, 3.3269% 11/15/50	1,278,775	1,244,392
CSMC:
sequential payer Series 2019-UVIL Class A, 3.1595% 12/15/41 (b)	150,000	131,475
Series 2019-UVIL Class E, 3.2833% 12/15/41 (b)(c)	945,000	735,044
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 Month Index + 2.290% 7.615% 12/15/30 (b)(c)(d)	809,000	749,644
DBJPM Mortgage Trust:
sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	2,544,971	2,464,100
Series 2020-C9 Class AM, 2.34% 8/15/53	400,000	321,149
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2:
Class A, 6.038% 1/15/41 (b)(c)	1,071,000	1,054,936
Class B, 5.9822% 1/15/41 (b)(c)	120,000	114,112
Class C, 6.6891% 1/15/41 (b)(c)	500,000	476,986
Class D, 6.9552% 1/15/41 (b)(c)	725,000	685,440
Class E, 5.9685% 1/15/41 (b)(c)	150,000	130,647
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1335% 11/15/38 (b)(c)(d)	10,063,287	9,962,654
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5527% 11/15/38 (b)(c)(d)	2,034,632	2,012,378
Class F, CME Term SOFR 1 Month Index + 2.780% 8.0995% 11/15/38 (b)(c)(d)	283,670	279,769
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5125% 7/15/38 (b)(c)(d)	793,594	792,603
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8125% 7/15/38 (b)(c)(d)	1,431,581	1,429,344
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1325% 7/15/38 (b)(c)(d)	333,181	332,661
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6825% 7/15/38 (b)(c)(d)	1,596,340	1,593,832
Class F, CME Term SOFR 1 Month Index + 3.810% 9.1325% 7/15/38 (b)(c)(d)	596,797	595,678
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	5,561,098	5,458,644
Series 2015-K049 Class A2, 3.01% 7/25/25	255,000	247,966
Series 2016-K055 Class A2, 2.673% 3/25/26	14,700,000	14,073,383
Series 2017-K066 Class A2, 3.117% 6/25/27	910,000	866,624
Series 2018-K732 Class A2, 3.7% 5/25/25	5,395,691	5,302,292
Series 2019-K736 Class A2, 2.282% 7/25/26	2,900,000	2,744,031
Series 2020-K117 Class A2, 1.406% 8/25/30	600,000	490,253
Series 2021-K126 Class A2, 2.074% 1/25/31	3,700,000	3,129,932
Series 2021-K742 Class A2, 1.76% 3/25/28	2,539,000	2,267,525
Series 2022-K750 Class A2, 3% 9/25/29	1,600,000	1,472,575
Series 2023-160 Class A1, 4.68% 10/25/32	1,197,464	1,181,948
Series 2023-K751 Class A2, 4.412% 3/25/30	589,000	577,989
Series 2023-K754 Class A2, 4.94% 11/25/30	1,100,000	1,108,548
Series K058 Class A2, 2.653% 8/25/26	6,074,000	5,770,818
Series 2017-K068 Class A2, 3.244% 8/25/27	2,740,000	2,613,954
Series 2017-K727 Class A2, 2.946% 7/25/24	1,623,878	1,607,846
Series 2022 K748 Class A2, 2.26% 1/25/29	9,785,000	8,736,256
Series K077 Class A2, 3.85% 5/25/28	2,494,000	2,408,173
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	1,115,351	1,092,293
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.0801% 11/10/39 (b)(c)	500,000	516,947
GS Mortgage Securities Trust:
floater Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 10/15/36 (b)(c)(d)	1,191,000	1,173,907
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5825% 10/15/36 (b)(c)(d)	184,000	178,710
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9825% 10/15/36 (b)(c)(d)	152,000	145,922
sequential payer:
Series 2015-GC30 Class A4, 3.382% 5/10/50	1,143,000	1,106,546
Series 2017-GS6 Class A2, 3.164% 5/10/50	190,518	178,520
Series 2017-GS8 Class AAB, 3.313% 11/10/50	1,563,371	1,517,040
Series 2018-GS9 Class A4, 3.992% 3/10/51	3,400,000	3,157,608
Series 2023-SHIP Class E, 7.4336% 9/10/38 (b)(c)	1,000,000	976,022
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.1935% 11/5/38 (b)(c)	1,000,000	923,729
Class F, 4.1935% 11/5/38 (b)(c)	1,204,000	1,097,368
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8066% 8/15/39 (b)(c)(d)	3,384,000	3,401,978
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C4:
Class A2, 2.8822% 12/15/49	494,911	466,418
Class ASB, 2.9941% 12/15/49	730,778	706,057
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	385,000	347,944
Class CFX, 4.9498% 7/5/33 (b)	50,000	39,633
Class DFX, 5.3503% 7/5/33 (b)	76,000	56,370
Class EFX, 5.3635% 7/5/33 (b)(c)	105,000	71,634
Series 2019-OSB:
Class C, 3.749% 6/5/39 (b)(c)	630,000	549,573
Class E, 3.7828% 6/5/39 (b)(c)	629,818	530,439
KNDR Trust floater Series 2021-KIND:
Class B, CME Term SOFR 1 Month Index + 1.460% 6.7845% 8/15/38 (b)(c)(d)	173,575	165,121
Class C, CME Term SOFR 1 Month Index + 1.860% 7.1845% 8/15/38 (b)(c)(d)	128,941	121,765
Ksl Commercial Mtg Trust 2023-Ht floater Series 2023-HT:
Class A, CME Term SOFR 1 Month Index + 2.290% 7.6078% 12/15/36 (b)(c)(d)	5,100,000	5,119,136
Class C, CME Term SOFR 1 Month Index + 3.430% 8.7562% 12/15/36 (b)(c)(d)	500,000	501,876
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6129% 5/15/39 (b)(c)(d)	7,860,000	7,791,225
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1116% 5/15/39 (b)(c)(d)	1,986,000	1,963,658
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4108% 5/15/39 (b)(c)(d)	1,113,000	1,099,088
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8596% 5/15/39 (b)(c)(d)	1,354,000	1,292,224
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 3/15/38 (b)(c)(d)	1,488,217	1,471,939
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3125% 3/15/38 (b)(c)(d)	358,784	353,402
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5325% 3/15/38 (b)(c)(d)	226,083	222,127
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8325% 3/15/38 (b)(c)(d)	314,550	309,046
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1825% 3/15/38 (b)(c)(d)	274,249	267,392
Merit floater Series 2021-STOR:
Class F, CME Term SOFR 1 Month Index + 2.310% 7.6325% 7/15/38 (b)(c)(d)	1,434,000	1,405,320
Class G, CME Term SOFR 1 Month Index + 2.860% 8.1825% 7/15/38 (b)(c)(d)	623,000	607,425
MHC Commercial Mortgage Trust floater Series 2021-MHC Class G, CME Term SOFR 1 Month Index + 3.310% 8.6334% 4/15/38 (b)(c)(d)	838,877	826,293
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class E, CME Term SOFR 1 Month Index + 2.610% 7.9282% 1/15/27 (b)(c)(d)	911,614	885,405
Morgan Stanley Capital sequential payer Series 2016-UB11 Class A4, 2.782% 8/15/49	2,090,000	1,943,720
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, CME Term SOFR 1 Month Index + 1.290% 6.615% 8/15/33 (b)(c)(d)(g)	239,200	161,532
Class C, CME Term SOFR 1 Month Index + 1.540% 6.865% 8/15/33 (b)(c)(d)(g)	576,800	320,457
sequential payer:
Series 2017-H1 Class A4, 3.259% 6/15/50	1,500,000	1,411,596
Series 2019-L2 Class A3, 3.806% 3/15/52	1,600,000	1,497,222
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	1,276,000	1,198,154
Series 2012-C4 Class D, 5.1638% 3/15/45 (b)(c)	109,521	102,540
Series 2015-MS1:
Class B, 4.023% 5/15/48 (c)	850,000	788,817
Class C, 4.023% 5/15/48 (c)	70,000	59,098
Series 2017-H1:
Class A/S, 3.773% 6/15/50	1,200,000	1,107,696
Class C, 4.281% 6/15/50	1,017,356	900,333
Class D, 2.546% 6/15/50 (b)	307,836	232,505
Series 2017-HR2 Class D, 2.73% 12/15/50	269,000	211,465
Series 2018-H4 Class A4, 4.31% 12/15/51	185,000	176,848
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	155,000	141,533
Class C, 3.1771% 11/10/36 (b)(c)	149,000	132,820
Series 2020-HR8:
Class A/S, 2.298% 7/15/53	112,000	88,177
Class B, 2.704% 7/15/53	270,000	212,834
MSWF Commercial Mortgage Trust sequential payer Series 2023-2:
Class B, 6.8762% 12/15/56 (c)	64,000	68,134
Class C, 7.0182% 12/15/56 (c)	53,000	54,290
Class D, 4% 12/15/56 (b)	24,000	16,679
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class AMZ1, 3.5% 1/15/37 (b)(c)	2,266,000	1,865,500
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4067% 10/15/28 (b)(c)(d)	2,902,163	2,913,046
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1556% 10/15/28 (b)(c)(d)	1,748,187	1,755,778
Class C, CME Term SOFR 1 Month Index + 5.230% 10.5536% 10/15/28 (b)(c)(d)	478,431	479,926
Class D, CME Term SOFR 1 Month Index + 6.680% 12.0014% 10/15/28 (b)(c)(d)	334,902	335,948
Class E, CME Term SOFR 1 Month Index + 9.420% 14.7471% 10/15/28 (b)(c)(d)	956,862	965,152
OPG Trust floater Series 2021-PORT:
Class A, CME Term SOFR 1 Month Index + 0.590% 5.9165% 10/15/36 (b)(c)(d)	2,896,754	2,853,303
Class C, CME Term SOFR 1 Month Index + 0.940% 6.2645% 10/15/36 (b)(c)(d)	3,160,095	3,096,893
Class F, CME Term SOFR 1 Month Index + 2.060% 7.3805% 10/15/36 (b)(c)(d)	395,012	383,162
Prima Capital Ltd. floater Series 2021-9A Class B, CME Term SOFR 1 Month Index + 1.910% 7.2343% 12/15/37 (b)(c)(d)	47,237	46,246
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3176% 2/15/39 (b)(c)(d)	501,000	482,215
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9676% 2/15/39 (b)(c)(d)	261,000	247,952
SREIT Trust floater:
Series 2021-FLWR Class E, CME Term SOFR 1 Month Index + 2.030% 7.3565% 7/15/36 (b)(c)(d)	1,000,000	980,000
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.6983% 10/15/38 (b)(c)(d)	744,000	694,502
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1629% 11/15/38 (b)(c)(d)	5,519,185	5,494,204
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5119% 11/15/38 (b)(c)(d)	7,590,793	7,514,907
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7611% 11/15/38 (b)(c)(d)	649,710	642,401
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0103% 11/15/38 (b)(c)(d)	3,445,663	3,400,439
STWD Trust floater sequential payer Series 2021-LIH:
Class F, CME Term SOFR 1 Month Index + 3.660% 8.983% 11/15/36 (b)(c)(d)	523,000	499,748
Class G, CME Term SOFR 1 Month Index + 4.310% 9.632% 11/15/36 (b)(c)(d)	252,000	239,758
TPGI Trust floater Series 2021-DGWD:
Class E, CME Term SOFR 1 Month Index + 2.460% 7.7845% 6/15/26 (b)(c)(d)	1,033,600	1,029,724
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4345% 6/15/26 (b)(c)(d)	800,000	797,501
Tysn 2023-Crnr sequential payer Series 2023-CRNR Class A, 6.5797% 12/10/33 (b)(c)	500,000	518,408
Ubs Commercial Mortgage Trust sequential payer Series 2017-C4 Class ASB, 3.366% 10/15/50	2,650,908	2,570,545
UBS Commercial Mortgage Trust sequential payer Series 2018-C12 Class A4, 4.0299% 8/15/51	5,989,261	5,706,576
VASA Trust floater sequential payer Series 2021-VASA Class B, CME Term SOFR 1 Month Index + 1.360% 6.6825% 7/15/39 (b)(c)(d)	500,000	410,078
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,569,000	1,263,545
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	80,000	64,127
VMC Finance Ltd. floater Series 2021-HT1 Class B, CME Term SOFR 1 Month Index + 4.610% 9.9343% 1/18/37 (b)(c)(d)	1,382,500	1,340,118
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6325% 5/15/31 (b)(c)(d)	1,021,000	1,000,593
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	624,000	607,215
Series 2015-C29 Class A4, 3.637% 6/15/48	4,220,000	4,101,434
Series 2016-LC25 Class A3, 3.374% 12/15/59	1,454,690	1,383,377
Series 2017-C38 Class ASB, 3.261% 7/15/50	1,275,465	1,242,317
Series 2017-C42 Class ASB, 3.488% 12/15/50	1,324,066	1,289,014
Series 2019-C49 Class ASB, 3.933% 3/15/52	499,998	489,082
Series 2019-C50 Class ASB, 3.635% 5/15/52	200,000	191,958
Series 2021-C61 Class ASB, 2.525% 11/15/54	300,000	268,556
Series 2018-C48 Class A5, 4.302% 1/15/52	215,000	206,295
Series 2021-C60 Class D, 2.5% 8/15/54 (b)	250,000	166,394
Wells Fargo Commercial Mtg Trust sequential payer Series 2016-C37, Class A4, 3.525% 12/15/49	3,028,194	2,897,976
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class ASB, 2.651% 2/15/53	800,000	744,543
WFCM Series 2022-C62 Class B, 4.3511% 4/15/55 (c)	886,000	756,459
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $402,749,737)		400,816,848

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
Toledo Hosp. 6.015% 11/15/48 (Cost $127,034)	190,000	153,425

Foreign Government and Government Agency Obligations - 1.3%
		Principal Amount (a)	Value ($)
Angola Republic:
8.25% 5/9/28 (b)		435,000	400,622
8.75% 4/14/32 (b)		500,000	439,300
9.375% 5/8/48 (b)		35,000	28,658
9.5% 11/12/25 (b)		230,000	229,779
Arab Republic of Egypt:
7.5% 1/31/27 (b)		425,000	405,471
7.5% 2/16/61 (b)		490,000	347,518
7.6003% 3/1/29 (b)		360,000	326,297
7.903% 2/21/48 (b)		20,000	15,009
8.5% 1/31/47 (b)		450,000	348,845
8.7002% 3/1/49 (b)		380,000	299,558
Argentine Republic:
0.75% 7/9/30 (e)		5,405,589	2,493,058
1% 7/9/29		95,826	44,379
3.5% 7/9/41 (e)		350,000	125,300
3.625% 7/9/35 (e)		3,298,239	1,224,471
4.25% 1/9/38 (e)		1,180,000	492,650
Bahamian Republic 6% 11/21/28 (b)		95,000	83,822
Bahrain Kingdom:
5.625% 5/18/34 (b)		65,000	57,780
7.5% 2/12/36 (b)		400,000	405,912
Bank Gospodarstwa Krajowego:
5.375% 5/22/33 (b)		400,000	395,375
6.25% 10/31/28 (b)		200,000	207,684
Barbados Government 6.5% 10/1/29 (b)		175,000	165,966
Bermuda Government:
2.375% 8/20/30 (b)		625,000	523,825
4.75% 2/15/29 (b)		200,000	193,675
Brazilian Federative Republic:
3.875% 6/12/30		470,000	421,101
6% 10/20/33		200,000	198,266
7.125% 1/20/37		500,000	533,430
7.125% 5/13/54		400,000	399,900
8.25% 1/20/34		325,000	372,531
Canadian Government 2.75% 6/1/33	CAD	2,400,000	1,664,966
Chilean Republic:
2.45% 1/31/31		860,000	731,559
2.75% 1/31/27		200,000	187,424
3.1% 1/22/61		425,000	266,509
4% 1/31/52		475,000	373,037
4.34% 3/7/42		200,000	173,132
5.33% 1/5/54		200,000	191,128
Colombian Republic:
3% 1/30/30		760,000	623,519
3.125% 4/15/31		200,000	158,290
5% 6/15/45		650,000	467,123
5.2% 5/15/49		540,000	392,143
7.5% 2/2/34		270,000	273,135
8% 4/20/33		340,000	355,904
8% 11/14/35		200,000	207,940
8.75% 11/14/53		200,000	214,154
Costa Rican Republic:
5.625% 4/30/43 (b)		375,000	337,313
6.125% 2/19/31 (b)		100,000	101,450
6.55% 4/3/34 (b)		180,000	185,731
7% 4/4/44 (b)		25,000	25,631
7.3% 11/13/54 (b)		200,000	210,946
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(i)		60,000	32,243
6.825% (b)(i)		70,000	38,756
6.85% (b)(i)		200,000	110,022
7.55% (b)(i)		20,000	10,663
7.85% (b)(i)		250,000	133,303
Dominican Republic:
4.5% 1/30/30 (b)		350,000	317,874
4.875% 9/23/32 (b)		400,000	356,192
5.3% 1/21/41 (b)		350,000	293,825
5.5% 1/27/25		400,000	397,500
5.875% 1/30/60 (b)		650,000	548,997
5.95% 1/25/27 (b)		2,100,000	2,095,569
6% 7/19/28 (b)		2,400,000	2,393,400
6.85% 1/27/45 (b)		75,000	73,650
6.875% 1/29/26 (b)		270,000	272,869
7.05% 2/3/31 (b)		150,000	154,350
Ecopetrol SA 8.375% 1/19/36		240,000	240,480
Ecuador Republic:
3.5% 7/31/35 (b)(e)		225,000	107,297
6% 7/31/30 (b)(e)		805,000	491,895
El Salvador Republic:
7.1246% 1/20/50 (b)		325,000	222,144
7.65% 6/15/35 (b)		65,000	48,791
Emirate of Abu Dhabi:
3% 9/15/51 (b)		340,000	227,678
3.125% 9/30/49 (b)		1,145,000	794,905
3.875% 4/16/50 (b)		3,260,000	2,582,442
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		400,000	295,556
5.25% 1/30/43 (Reg. S)		200,000	189,740
Export Credit Bank of Turkey 9% 1/28/27 (b)		200,000	208,625
Gabonese Republic:
6.95% 6/16/25 (b)		200,000	192,614
7% 11/24/31 (b)		250,000	203,750
Georgia Republic 2.75% 4/22/26 (b)		500,000	464,635
German Federal Republic:
1% 5/15/38(Reg. S)	EUR	3,650,000	3,223,639
2.6% 8/15/33(Reg. S)	EUR	200,000	219,887
3.25% 7/4/42	EUR	5,000,000	5,920,460
Ghana Republic:
7.75% (b)(i)		205,000	87,638
8.627% (b)(i)		120,000	49,950
10.75% 10/14/30 (b)		400,000	250,512
Guatemalan Republic:
5.375% 4/24/32 (b)		455,000	435,371
6.6% 6/13/36 (b)		145,000	146,559
Hungarian Republic:
2.125% 9/22/31 (b)		500,000	390,825
3.125% 9/21/51 (b)		310,000	193,003
5.25% 6/16/29 (b)		200,000	196,336
5.5% 6/16/34 (b)		315,000	306,426
6.75% 9/25/52 (b)		70,000	74,280
Indonesian Republic:
3.5% 2/14/50		545,000	402,330
4.1% 4/24/28		345,000	333,035
4.2% 10/15/50		8,500,000	7,068,813
4.35% 1/11/48		200,000	172,813
5.125% 1/15/45 (b)		800,000	780,920
5.95% 1/8/46 (b)		325,000	344,581
6.75% 1/15/44 (b)		200,000	231,813
7.75% 1/17/38 (b)		425,000	521,505
8.5% 10/12/35 (b)		500,000	634,795
Islamic Republic of Pakistan:
6% 4/8/26 (b)		265,000	210,704
6.875% 12/5/27 (b)		400,000	304,044
7.375% 4/8/31 (b)		180,000	126,020
Israeli State 3.375% 1/15/50		490,000	327,932
Ivory Coast:
6.125% 6/15/33 (b)		500,000	438,600
6.375% 3/3/28 (b)		650,000	630,094
8.25% 1/30/37 (b)		400,000	390,500
Jamaican Government 6.75% 4/28/28		200,000	205,970
Japan Government 0.005% 2/1/25	JPY	307,000,000	2,047,206
Jordanian Kingdom:
4.95% 7/7/25 (b)		300,000	291,735
7.375% 10/10/47 (b)		45,000	38,756
7.5% 1/13/29 (b)		350,000	345,188
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		500,000	397,500
3.25% 10/22/30 (b)		2,500,000	2,244,531
3.45% 2/2/61 (b)		550,000	360,124
3.75% 1/21/55 (b)		615,000	435,875
4.5% 10/26/46 (b)		465,000	390,164
4.5% 4/22/60 (b)		1,390,000	1,124,163
4.625% 10/4/47 (b)		250,000	211,875
5% 1/18/53 (b)		200,000	176,398
5.75% 1/16/54 (b)		200,000	193,230
Lebanese Republic 6.375% (i)		350,000	20,739
Mongolia Government 7.875% 6/5/29 (b)		200,000	203,522
Moroccan Kingdom 6.5% 9/8/33 (b)		200,000	205,214
Panamanian Republic:
2.252% 9/29/32		700,000	491,094
3.87% 7/23/60		235,000	131,453
4.5% 5/15/47		350,000	233,625
6.4% 2/14/35		200,000	184,750
6.853% 3/28/54		200,000	176,250
7.875% 3/1/57		200,000	196,813
8% 3/1/38		200,000	204,938
Peruvian Republic:
2.783% 1/23/31		225,000	191,448
3% 1/15/34		475,000	386,826
3.3% 3/11/41		125,000	92,803
Philippine Republic:
2.65% 12/10/45		105,000	68,731
2.95% 5/5/45		350,000	242,858
3.556% 9/29/32		200,000	178,884
5.5% 1/17/48		200,000	202,200
5.95% 10/13/47		200,000	213,104
Polish Government:
5.5% 4/4/53		70,000	69,941
5.75% 11/16/32		135,000	140,742
Provincia de Cordoba 6.875% 12/10/25 (b)		226,671	188,838
Republic of Armenia 3.6% 2/2/31 (b)		90,000	72,822
Republic of Benin 7.96% 2/13/38 (b)		510,000	493,903
Republic of Honduras 6.25% 1/19/27 (b)		35,000	33,566
Republic of Kenya:
6.3% 1/23/34 (b)		55,000	43,175
6.875% 6/24/24 (b)		65,000	64,527
7% 5/22/27 (b)		95,000	91,055
7.25% 2/28/28 (b)		235,000	217,669
8% 5/22/32 (b)		40,000	36,100
9.75% 2/16/31 (b)		200,000	200,250
Republic of Nigeria:
6.125% 9/28/28 (b)		535,000	469,981
6.5% 11/28/27 (b)		305,000	277,315
7.143% 2/23/30 (b)		250,000	220,781
7.625% 11/21/25 (b)		205,000	201,733
7.696% 2/23/38 (b)		285,000	228,841
7.875% 2/16/32 (b)		80,000	70,311
Republic of Paraguay:
2.739% 1/29/33 (b)		550,000	441,304
4.95% 4/28/31 (b)		200,000	191,896
6% 2/9/36 (b)		230,000	230,796
Republic of Senegal 6.25% 5/23/33 (b)		80,000	66,600
Republic of Serbia:
2.125% 12/1/30 (b)		595,000	469,211
6.5% 9/26/33 (b)		105,000	106,785
Republic of Uzbekistan 3.7% 11/25/30 (b)		500,000	415,230
Republic of Zambia 8.97% (b)(i)		65,000	43,875
Romanian Republic:
3% 2/14/31 (b)		510,000	424,713
3.625% 3/27/32 (b)		300,000	253,683
4% 2/14/51 (b)		225,000	155,959
7.125% 1/17/33 (b)		209,000	220,211
Rwanda Republic 5.5% 8/9/31 (b)		190,000	153,818
South African Republic:
4.85% 9/27/27		85,000	80,963
4.85% 9/30/29		425,000	381,836
5% 10/12/46		125,000	84,922
5.65% 9/27/47		260,000	189,069
5.75% 9/30/49		395,000	287,609
5.875% 4/20/32		85,000	76,686
State of Qatar:
3.75% 4/16/30 (b)		825,000	788,906
4.4% 4/16/50 (b)		6,315,000	5,512,237
4.625% 6/2/46 (b)		785,000	716,124
4.817% 3/14/49 (b)		250,000	231,295
5.103% 4/23/48 (b)		80,000	77,045
Sultanate of Oman:
5.625% 1/17/28 (b)		740,000	740,000
6% 8/1/29 (b)		300,000	304,313
6.25% 1/25/31 (b)		400,000	409,875
6.5% 3/8/47 (b)		40,000	39,436
6.75% 1/17/48 (b)		655,000	658,760
7% 1/25/51 (b)		35,000	36,305
Tajikistan Republic 7.125% 9/14/27 (b)		485,000	438,052
Turkish Republic:
4.25% 4/14/26		675,000	647,204
4.75% 1/26/26		500,000	486,563
4.875% 10/9/26		500,000	481,885
4.875% 4/16/43		885,000	613,916
5.125% 2/17/28		550,000	518,469
5.75% 5/11/47		310,000	232,388
6% 1/14/41		290,000	235,990
6.125% 10/24/28		225,000	218,583
6.625% 2/17/45		110,000	93,408
7.625% 5/15/34		200,000	199,250
9.125% 7/13/30		330,000	355,714
9.375% 3/14/29		200,000	217,188
9.375% 1/19/33		600,000	664,620
9.875% 1/15/28		435,000	477,143
Ukraine Government:
7.253% 3/15/35 (b)		300,000	78,618
7.75% 9/1/24 (b)		290,000	89,610
7.75% 9/1/25 (b)		525,000	160,388
7.75% 9/1/26 (b)		800,000	239,960
7.75% 9/1/28 (b)		375,000	107,036
7.75% 9/1/29 (b)		100,000	28,254
7.75% 8/1/41 (b)(c)		100,000	45,850
United Mexican States:
2.659% 5/24/31		200,000	165,846
3.25% 4/16/30		1,000,000	886,510
3.5% 2/12/34		385,000	318,503
3.75% 1/11/28		200,000	189,650
3.75% 4/19/71		600,000	378,180
3.771% 5/24/61		280,000	180,194
4.875% 5/19/33		200,000	188,200
5.75% 10/12/2110		450,000	386,888
6.05% 1/11/40		225,000	220,691
6.338% 5/4/53		200,000	195,075
6.35% 2/9/35		200,000	204,686
Uruguay Republic:
5.1% 6/18/50		275,000	263,931
5.75% 10/28/34		195,000	204,692
Venezuelan Republic 9.25% (i)		1,170,000	216,684
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $96,635,347)			95,863,164

Supranational Obligations - 0.1%
		Principal Amount (a)	Value ($)
European Investment Bank:
0% 6/17/27	EUR	2,300,000	2,263,775
3% 11/15/28 (Reg. S)	EUR	4,000,000	4,351,759
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $6,625,898)			6,615,534

Common Stocks - 0.0%
	Shares	Value ($)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
California Resources Corp. warrants 10/27/24 (o)	225	3,782
Mesquite Energy, Inc. (g)(o)	3,883	316,854
		320,636
FINANCIALS - 0.0%
Banks - 0.0%
First Republic Bank	3,000	186
Financial Services - 0.0%
Carnelian Point Holdings LP warrants (g)(o)	350	1,022
TOTAL FINANCIALS		1,208
TOTAL COMMON STOCKS (Cost $122,132)		321,844

Bank Loan Obligations - 5.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.814% 8/15/28 (c)(d)(p)	3,968,091	3,660,564
Aventiv Technologies LLC Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.890% 10.4998% 11/1/24 (c)(d)(p)	988,820	674,049
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 10/2/27 (c)(d)(p)	250,000	234,375
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 10/8/27 (c)(d)(p)	2,681,163	2,663,923
Northwest Fiber LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1854% 4/30/27 (c)(d)(p)	1,224,811	1,221,921
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.0643% 8/1/29 (c)(d)(p)	1,350,965	1,242,212
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6763% 9/21/27 (c)(d)(p)	494,785	475,924
Zayo Group Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 3/9/27 (c)(d)(p)	4,500,000	4,039,875
		14,212,843
Entertainment - 0.1%
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9407% 9/1/27 (c)(d)(p)	1,305,000	1,271,905
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0826% 8/31/30 (c)(d)(p)	194,513	195,121
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6907% 8/5/28 (c)(d)(p)	708,516	704,974
		2,172,000
Media - 0.2%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0918% 10/28/27 (c)(d)(p)	398,681	397,517
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.314% 10/31/27 (c)(d)(p)	852,061	848,508
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3174% 10/30/30 (c)(d)(p)	445,000	446,393
Charter Communication Operating LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0826% 2/1/27 (c)(d)(p)	2,822,913	2,811,000
Coral-U.S. Co.-Borrower LLC Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.6821% 1/31/28 (c)(d)(p)	2,500,000	2,468,750
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9321% 4/15/27 (c)(d)(p)	1,469,388	1,372,276
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8176% 1/18/28 (c)(d)(p)	1,229,464	1,193,859
Diamond Sports Group LLC:
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (c)(d)(i)(p)	722,700	40,204
term loan 10% 11/30/24 (g)(p)	47,372	47,372
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4283% 12/1/28 (c)(d)(p)	1,536,971	1,521,601
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1821% 9/25/28 (c)(d)(p)	225,000	223,594
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9263% 1/28/29 (c)(d)(p)	248,106	246,555
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9407% 9/19/26 (c)(d)(p)	590,437	588,713
Planet U.S. Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8143% 2/10/31 (c)(d)(p)	565,000	564,294
Sinclair Television Group, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 9.1763% 4/21/29 (c)(d)(p)	132,901	111,537
Univision Communications, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6907% 3/24/26 (c)(d)(p)	2,420,103	2,416,328
CME Term SOFR 1 Month Index + 3.250% 8.6907% 1/31/29 (c)(d)(p)	498,731	496,552
Virgin Media Bristol LLC:
Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.9321% 1/31/28 (c)(d)(p)	605,000	598,811
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7899% 3/6/31 (c)(d)(p)	590,000	585,357
		16,979,221
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0674% 1/30/31 (c)(d)(p)	1,290,000	1,294,838
SBA Senior Finance II, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.33% 1/27/31 (c)(d)(p)	400,000	399,584
		1,694,422
TOTAL COMMUNICATION SERVICES		35,058,486
CONSUMER DISCRETIONARY - 1.1%
Automobile Components - 0.0%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1763% 3/5/28 (c)(d)(p)	133,015	129,718
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3263% 5/6/30 (c)(d)(p)	538,650	538,483
Hertz Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0698% 6/30/28 (c)(d)(p)	330,000	318,038
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.5211% 12/22/28 (c)(d)(p)	315,821	313,191
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8239% 12/17/28 (c)(d)(p)	1,565,695	1,210,313
Realtruck Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9407% 1/29/28 (c)(d)(p)	424,003	416,002
		2,925,745
Automobiles - 0.1%
Bombardier Recreational Products, Inc.:
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0826% 12/13/29 (c)(d)(p)	812,262	812,368
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0826% 1/22/31 (c)(d)(p)	498,750	497,972
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9351% 6/3/28 (c)(d)(p)	2,396,608	2,337,436
		3,647,776
Broadline Retail - 0.2%
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9481% 12/17/26 (c)(d)(p)	2,270,826	1,898,978
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8174% 11/8/27 (c)(d)(p)	942,366	941,254
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 3/5/28 (c)(d)(p)	10,332,187	10,330,327
		13,170,559
Distributors - 0.0%
Aip Rd Buyer Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5763% 12/22/28 (c)(d)(p)	173,674	173,674
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3263% 12/23/28 (c)(d)(p)	462,675	462,966
BCPE Empire Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3263% 12/25/28 (c)(d)(p)	1,202,352	1,201,751
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8235% 8/1/30 (c)(d)(p)	538,650	539,070
		2,377,461
Diversified Consumer Services - 0.2%
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 9.08% 7/30/28 (c)(d)(p)	2,716,995	2,708,219
CME Term SOFR 1 Month Index + 4.250% 8.5934% 7/31/28 (c)(d)(p)(q)	1,000,000	1,000,630
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3432% 1/26/28 (c)(d)(p)	426,767	426,472
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1907% 7/30/26 (c)(d)(p)	861,084	862,625
KUEHG Corp. 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3481% 6/12/30 (c)(d)(p)	1,067,325	1,068,435
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0744% 8/11/28 (c)(d)(p)	314,213	313,741
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0756% 1/15/27 (c)(d)(p)	463,086	458,570
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6246% 3/4/28 (c)(d)(p)	4,194,412	3,801,941
TKC Holdings, Inc. 1LN, term loan 13.5% 2/14/27 (c)(p)	48,038	24,019
		10,664,652
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5763% 9/21/30 (c)(d)(p)	2,207,423	2,195,988
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6735% 2/7/29 (c)(d)(p)	1,078,441	1,053,724
Alterra Mountain Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 8/17/28 (c)(d)(p)	494,937	494,937
Aramark Services, Inc. Tranche B-4 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1907% 1/15/27 (c)(d)(p)	500,000	498,595
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 11/24/28 (c)(d)(p)	278,869	279,217
Caesars Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6627% 1/26/30 (c)(d)(p)	2,853,438	2,853,837
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0405% 2/6/31 (c)(d)(p)	1,840,000	1,836,173
Carnival Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 10/18/28 (c)(d)(p)	2,139,873	2,141,885
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4354% 7/21/28 (c)(d)(p)	3,071,304	3,057,882
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6098% 9/18/26 (c)(d)(p)	2,013,493	2,004,694
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.625% 6/29/29 (c)(d)(p)	427,878	428,211
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5981% 1/15/30 (c)(d)(p)	850,000	848,725
Entain Holdings Gibraltar Ltd. Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9481% 10/31/29 (c)(d)(p)	684,358	685,214
Equinox Holdings, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 8.6098% 3/8/24 (c)(d)(p)	734,334	723,547
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3263% 1/27/29 (c)(d)(p)	5,668,405	5,670,559
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5763% 1/30/29 (c)(d)(p)	360,000	349,650
Flutter Financing B.V. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 7.6981% 11/25/30 (c)(d)(p)	911,000	906,254
CME Term SOFR 1 Month Index + 3.250% 8.8627% 7/4/28 (c)(d)(p)	145,281	145,442
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9326% 11/30/29 (c)(d)(p)	888,042	887,376
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1763% 5/26/30 (c)(d)(p)	1,502,450	1,499,325
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0763% 1/17/31 (c)(d)(p)	540,000	539,098
CME Term SOFR 1 Month Index + 3.000% 8.1907% 8/2/28 (c)(d)(p)	1,886,727	1,884,368
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6907% 4/26/28 (c)(d)(p)	654,000	638,468
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 1/15/26 (c)(d)(p)	55,000	55,229
Light & Wonder International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0704% 4/16/29 (c)(d)(p)	752,322	752,006
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1763% 8/31/25 (c)(d)(p)	500,000	498,280
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5981% 8/1/30 (c)(d)(p)	505,000	504,323
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.1098% 10/20/28 (c)(d)(p)	298,477	295,940
Penn Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1763% 5/3/29 (c)(d)(p)	198,489	197,425
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.5698% 1/5/29 (c)(d)(p)	257,873	257,671
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5981% 4/1/29 (c)(d)(p)	494,856	492,822
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.5802% 4/4/29 (c)(d)(p)	1,001,125	998,622
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6763% 2/7/27 (c)(d)(p)	1,701,805	1,698,316
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 12/30/26 (c)(d)(p)	1,248,577	1,116,540
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6907% 8/3/28 (c)(d)(p)	1,276,005	1,273,057
		39,763,400
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8598% 9/24/28 (c)(d)(p)	1,461,256	1,457,617
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9576% 10/21/28 (c)(d)(p)	152,288	117,316
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6763% 10/30/27 (c)(d)(p)	181,763	164,722
		1,739,655
Leisure Products - 0.0%
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9263% 3/9/30 (c)(d)(p)	838,663	838,579
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1928% 11/6/27 (c)(d)(p)	108,280	108,055
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.664% 4/13/29 (c)(d)(p)	104,475	104,388
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.750% 10.3433% 3/10/26 (c)(d)(p)	143,913	126,283
CME Term SOFR 3 Month Index + 4.750% 10.363% 3/10/26 (c)(d)(p)	955,491	840,832
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1907% 10/19/27 (c)(d)(p)	190,227	188,779
Jo-Ann Stores LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3357% 7/7/28 (c)(d)(p)	166,583	9,232
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1763% 12/18/27 (c)(d)(p)	2,403,598	2,394,897
Ls Group Opco Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6876% 11/2/27 (c)(d)(p)	293,939	293,328
Michaels Companies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8598% 4/15/28 (c)(d)(p)	783,888	640,750
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.8598% 3/4/28 (c)(d)(p)	458,137	437,177
RH:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9407% 10/20/28 (c)(d)(p)	208,699	202,699
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6763% 10/20/28 (c)(d)(p)	464,125	452,174
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1709% 2/8/28 (c)(d)(p)	183,568	171,063
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6907% 4/16/28 (c)(d)(p)	634,210	626,460
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0763% 1/20/31 (c)(d)(p)	720,000	720,900
		7,317,017
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5763% 2/20/29 (c)(d)(p)	615,000	615,461
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6907% 11/23/28 (c)(d)(p)	81,425	81,094
		696,555
TOTAL CONSUMER DISCRETIONARY		83,141,399
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Naked Juice LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6981% 1/24/29 (c)(d)(p)	985,000	926,393
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4481% 1/24/30 (c)(d)(p)	1,000,000	803,440
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8598% 3/31/28 (c)(d)(p)	3,706,505	3,637,786
		5,367,619
Consumer Staples Distribution & Retail - 0.0%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3214% 2/3/29 (c)(d)(p)	128,889	129,211
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 6 Month Index + 6.750% 12.1981% 8/1/29 (c)(d)(p)	595,407	595,782
Froneri U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6763% 2/1/27 (c)(d)(p)	494,872	494,446
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.8257% 12/5/28 (c)(d)(p)	280,000	279,418
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9405% 4/2/29 (c)(d)(p)	580,000	579,379
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.31% 1/3/28 (c)(d)(p)	1,017,953	1,009,300
		3,087,536
Food Products - 0.0%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5703% 12/23/30 (c)(d)(p)	200,000	200,000
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 10/23/27 (c)(d)(p)	742,327	742,854
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6763% 5/16/29 (c)(d)(p)	984,831	887,401
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.318% 2/12/31 (c)(d)(p)	690,000	689,055
		2,519,310
Household Products - 0.0%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 12/22/26 (c)(d)(p)	979,798	979,798
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 5/17/28 (c)(d)(p)	498,724	478,596
TOTAL CONSUMER STAPLES		12,432,859
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Bison Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0698% 2/9/30 (c)(d)(p)	282,000	281,560
Oil, Gas & Consumable Fuels - 0.1%
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8711% 10/31/28 (c)(d)(p)	99,475	99,506
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9407% 3/17/28 (c)(d)(p)	298,469	293,992
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9263% 11/19/29 (c)(d)(p)	589,621	587,410
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (c)(d)(p)	1,828,649	1,794,362
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9407% 9/29/28 (c)(d)(p)	1,463,887	1,464,121
GIP III Stetson I LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6763% 10/5/28 (c)(d)(p)	476,011	477,201
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (d)(g)(i)(p)	71,751	0
term loan 0% (c)(g)(i)(p)	31,000	0
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3174% 10/30/28 (c)(d)(p)	1,655,000	1,655,828
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6932% 2/14/30 (c)(d)(p)	308,036	307,845
Prairie ECI Acquiror LP Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 8/1/29 (d)(p)(r)	295,000	292,605
		6,972,870
TOTAL ENERGY		7,254,430
FINANCIALS - 0.6%
Capital Markets - 0.1%
Aretec Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9263% 8/9/30 (c)(d)(p)	1,710,702	1,716,484
AssuredPartners, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 2/13/27 (c)(d)(p)	742,268	742,476
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8176% 2/15/27 (c)(d)(p)	290,000	289,820
Blackstone CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.3481% 12/31/30 (c)(d)(p)	1,427,509	1,426,267
Broadstreet Partners, Inc. Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0826% 1/26/29 (c)(d)(p)	604,000	603,686
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5763% 7/29/30 (c)(d)(p)	2,218,152	2,215,379
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 1/31/31 (d)(p)(r)	425,000	424,469
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8263% 6/24/28 (c)(d)(p)	494,924	491,623
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0763% 6/30/28 (c)(d)(p)	979,778	972,430
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5857% 4/21/28 (c)(d)(p)	886,193	885,085
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9407% 1/26/28 (c)(d)(p)	490,000	488,687
		10,256,406
Financial Services - 0.2%
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8263% 12/19/30 (c)(d)(p)	1,114,667	1,072,867
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3127% 6/27/29 (c)(d)(p)	203,975	203,873
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3263% 1/31/31 (c)(d)(p)	2,100,000	2,106,132
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3198% 6/17/30 (c)(d)(p)	88,268	88,268
NCR Atleos Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1627% 3/27/29 (c)(d)(p)	835,000	833,439
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6763% 11/1/29 (c)(d)(p)	55,000	53,952
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1763% 11/8/26 (c)(d)(p)	716,532	703,993
CME Term SOFR 1 Month Index + 4.500% 9.8263% 12/13/28 (c)(d)(p)	912,000	899,460
Recess Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8432% 2/14/30 (c)(d)(p)	480,000	480,000
TransUnion LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3263% 12/1/28 (c)(d)(p)	764,682	763,589
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1763% 11/16/26 (c)(d)(p)	1,905,716	1,902,743
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.3357% 4/29/26 (c)(d)(p)	988,767	989,232
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.8165% 2/9/27 (c)(d)(p)	265,950	264,620
CME Term SOFR 1 Month Index + 5.500% 10.8165% 2/15/27 (c)(d)(p)	735,647	733,808
		11,095,976
Insurance - 0.3%
Acrisure LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9407% 2/15/27 (c)(d)(p)	4,204,649	4,192,834
CME Term SOFR 1 Month Index + 4.250% 9.6907% 2/15/27 (c)(d)(p)	620,253	620,514
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8263% 11/6/30 (c)(d)(p)	511,722	513,856
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8214% 11/6/30 (c)(d)(p)	1,008,875	1,009,067
AmWINS Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 7.6907% 2/19/28 (c)(d)(p)	742,351	738,699
CME Term SOFR 1 Month Index + 2.750% 8.1907% 2/19/28 (c)(d)(p)	123,750	123,595
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5763% 2/28/28 (c)(d)(p)	443,015	443,015
Asurion LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4263% 8/19/28 (c)(d)(p)	498,737	494,373
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6763% 8/19/28 (c)(d)(p)	256,446	254,763
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6907% 1/20/29 (c)(d)(p)	4,875,000	4,590,105
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 12/23/26 (c)(d)(p)	1,987,225	1,974,249
Tranche B9 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 7/31/27 (c)(d)(p)	2,213,453	2,177,175
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5741% 6/20/30 (c)(d)(p)	2,513,961	2,510,818
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8048% 3/15/30 (c)(d)(p)	265,000	265,111
USI, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.3481% 11/22/29 (c)(d)(p)	192,567	192,327
CME Term SOFR 1 Month Index + 3.250% 8.5981% 9/27/30 (c)(d)(p)	1,471,313	1,470,400
		21,570,901
TOTAL FINANCIALS		42,923,283
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6763% 11/6/27 (c)(d)(p)	261,234	261,368
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3263% 3/31/29 (c)(d)(p)	267,187	243,308
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9981% 1/6/29 (c)(d)(p)	508,706	506,879
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3263% 5/4/28 (c)(d)(p)	1,458,545	1,458,909
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.3096% 10/19/27 (c)(d)(p)	234,734	229,354
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 10/23/28 (c)(d)(p)	2,387,605	2,387,724
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1098% 11/30/27 (c)(d)(p)	953,474	953,322
Pathway Vet Alliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 3/31/27 (c)(d)(p)	363,068	310,122
VetStrategy Canada Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.866% 11/16/28 (c)(d)(p)	665,000	665,419
		7,016,405
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7481% 2/15/29 (c)(d)(p)	192,075	141,175
AHP Health Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 8/24/28 (c)(d)(p)	367,183	367,458
Cano Health, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% (c)(d)(i)(p)	797,947	234,397
Tranche DD, term loan CME Term SOFR 1 Month Index + 11.000% 16.3225% 10/2/24 (c)(p)	82,780	82,366
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.568% 2/12/28 (c)(d)(p)	511,897	512,885
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4481% 10/1/27 (c)(d)(p)	4,939,883	4,692,888
HAH Group Holding Co. LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.44% 10/29/27 (c)(d)(p)	39,843	39,494
CME Term SOFR 3 Month Index + 5.000% 10.44% 10/29/27 (c)(d)(p)	703,973	697,814
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.44% 10/29/27 (c)(d)(p)	5,042	4,998
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.8598% 7/3/28 (c)(d)(p)	650,527	651,301
MED ParentCo LP 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6907% 8/31/26 (c)(d)(p)	993,530	983,475
National Mentor Holdings, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 3/2/28 (c)(d)(p)	969,701	903,034
Tranche C 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.1981% 3/2/28 (c)(d)(p)	27,806	25,894
Phoenix Guarantor, Inc. term loan CME Term SOFR 1 Month Index + 3.250% 2/13/31 (d)(p)(r)	545,000	538,754
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 11/15/28 (c)(d)(p)	1,916,856	1,914,460
R1 RCM, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3263% 6/21/29 (c)(d)(p)	365,000	365,000
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8198% 12/19/30 (c)(d)(p)	782,884	783,753
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6928% 10/1/28 (c)(d)(p)	850,665	816,502
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.7481% 12/15/27 (c)(d)(p)	498,728	498,419
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4407% 1/8/27 (c)(d)(p)	810,327	809,662
		15,063,729
Health Care Technology - 0.1%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5763% 2/15/29 (c)(d)(p)	3,807,601	3,771,315
Cotiviti, Inc.:
Tranche 1LN, term loan 7.625% 2/24/31 (p)	265,000	265,663
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 2/21/31 (d)(p)(r)	1,600,000	1,594,000
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0665% 9/28/29 (c)(d)(p)	835,000	833,956
		6,464,934
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.8598% 7/3/28 (c)(d)(p)	162,079	162,272
Pharmaceuticals - 0.0%
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1783% 8/1/27 (c)(d)(p)	657,329	648,607
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 5/5/28 (c)(d)(p)	1,314,711	1,316,354
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.4325% 6/2/28 (c)(d)(p)	674,141	674,565
		2,639,526
TOTAL HEALTH CARE		31,346,866
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.0%
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5981% 8/24/28 (c)(d)(p)	842,265	843,613
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5981% 2/22/27 (c)(d)(p)	1,676,202	1,679,722
		2,523,335
Air Freight & Logistics - 0.0%
Echo Global Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9329% 11/23/28 (c)(d)(p)	1,114,602	1,092,912
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5981% 3/17/30 (c)(d)(p)	189,099	188,715
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4981% 3/24/28 (c)(d)(g)(p)	132,638	122,027
		1,403,654
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8598% 5/17/28 (c)(d)(p)	2,312,452	2,068,858
APi Group DE, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9407% 1/3/29 (c)(d)(p)	895,430	894,687
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0763% 5/13/29 (c)(d)(p)	426,377	426,377
Chariot Buyer LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 10/22/28 (d)(p)(r)	90,000	89,753
CME Term SOFR 1 Month Index + 3.750% 9.0783% 11/3/28 (c)(d)(p)	325,000	324,594
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.7481% 1/24/29 (c)(d)(p)	576,250	575,351
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8238% 2/25/29 (c)(d)(p)	3,789,404	3,739,687
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9481% 4/29/29 (c)(d)(p)	1,945,060	1,938,038
		10,057,345
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9263% 12/21/28 (c)(d)(p)	2,216,920	2,221,088
ADS Tactical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1907% 3/19/26 (c)(d)(p)	472,603	473,784
Allied Universal Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1763% 5/14/28 (c)(d)(p)	2,974,848	2,961,074
CME Term SOFR 1 Month Index + 4.750% 10.0826% 5/14/28 (c)(d)(p)	239,400	239,400
Amentum Government Services Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3203% 2/15/29 (c)(d)(p)	1,706,940	1,706,224
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.45% 11/16/28 (c)(d)(p)	1,027,424	1,023,571
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6865% 7/9/28 (c)(d)(p)	767,843	767,720
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6907% 6/30/28 (c)(d)(p)	377,752	376,808
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 2/7/31 (d)(p)(r)	915,000	917,288
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5707% 5/31/28 (c)(d)(p)	465,000	464,223
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8064% 8/1/30 (c)(d)(p)	2,320,263	2,323,998
Centralsquare Technologies LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2481% 8/29/25 (c)(d)(p)	498,220	481,006
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2127% 5/3/29 (c)(d)(p)	197,000	186,165
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5643% 2/10/31 (c)(d)(p)	245,000	243,775
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8263% 11/30/28 (c)(d)(p)	215,734	214,505
CME Term SOFR 1 Month Index + 3.000% 8.3332% 11/30/28 (c)(d)(p)	125,267	124,877
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8263% 11/30/28 (c)(d)(p)	16,448	16,354
CME Term SOFR 1 Month Index + 3.000% 8.3332% 11/30/28 (c)(d)(p)	9,419	9,389
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3174% 8/1/29 (c)(d)(p)	558,972	555,478
Filtration Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 10/21/28 (c)(d)(p)	742,405	742,078
HomeServe U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3198% 10/13/30 (c)(d)(p)	540,000	539,325
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6907% 4/21/27 (c)(d)(p)	420,289	365,651
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6848% 6/21/28 (c)(d)(p)	1,726,123	1,718,579
Neptune BidCo U.S., Inc.:
term loan CME Term SOFR 1 Month Index + 4.750% 10.1734% 10/11/28 (c)(d)(p)	416,850	380,451
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4234% 4/11/29 (c)(d)(p)	3,386,944	3,105,760
Omnia Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0741% 7/25/30 (c)(d)(p)	845,000	846,656
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5741% 8/14/26 (c)(d)(p)	468,825	452,768
Pg Investment Co. 59 Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/23/31 (d)(p)(r)	875,000	875,368
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4263% 8/4/28 (c)(d)(p)	942,904	942,508
Pitney Bowes, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4407% 3/19/28 (c)(d)(p)	154,603	153,830
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1825% 12/16/26 (c)(d)(p)	574,635	575,353
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 12.2013% 3/23/27 (c)(d)(p)	190,000	194,334
Vestis Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 2/22/31 (d)(p)(r)	240,000	239,700
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0763% 11/3/29 (c)(d)(p)	107,629	107,562
		26,546,650
Construction & Engineering - 0.1%
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3513% 1/27/29 (c)(d)(p)	247,475	246,856
Rockwood Service Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6907% 1/23/27 (c)(d)(p)	202,924	203,135
SRS Distribution, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 6/4/28 (c)(d)(p)	3,457,139	3,450,363
USIC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.1059% 5/14/28 (c)(d)(p)	320,000	316,800
		4,217,154
Electrical Equipment - 0.1%
Alliance Laundry Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9261% 10/8/27 (c)(d)(p)	229,919	230,110
Array Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5698% 10/14/27 (c)(d)(p)	673,117	671,939
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9444% 3/2/27 (c)(d)(p)	1,969,734	1,971,526
		2,873,575
Ground Transportation - 0.0%
Avis Budget Group, Inc. Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4263% 3/16/29 (c)(d)(p)	82,608	82,505
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4481% 12/30/26 (c)(d)(p)	494,859	494,799
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.1346% 3/3/30 (c)(d)(p)	892,899	894,810
		1,472,114
Machinery - 0.0%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4407% 7/22/29 (c)(d)(p)	885,722	884,225
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6735% 3/17/30 (c)(d)(p)	629,801	630,393
CPM Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8283% 9/28/28 (c)(d)(p)	140,752	140,722
TK Elevator U.S. Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 3.500% 9.081% 7/31/27 (c)(d)(p)	287,830	288,026
		1,943,366
Passenger Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3294% 4/20/28 (c)(d)(p)	569,500	580,178
American Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8694% 6/4/29 (c)(d)(p)	845,000	844,121
Mileage Plus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7704% 7/2/27 (c)(d)(p)	854,183	878,937
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0678% 10/20/27 (c)(d)(p)	270,000	277,363
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0757% 2/15/31 (c)(d)(p)	870,000	868,913
		3,449,512
Professional Services - 0.1%
Cast & Crew Payroll LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.1907% 2/7/26 (c)(d)(p)	1,123,302	1,123,459
CHG Healthcare Services, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 9/30/28 (c)(d)(p)	772,101	770,271
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 6/2/28 (c)(d)(p)	2,964,873	2,878,240
Dayforce, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 2/16/31 (d)(p)(r)	365,000	364,088
EAB Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 8/16/28 (c)(d)(p)	593,486	591,878
EmployBridge LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.343% 7/19/28 (c)(d)(p)	979,950	840,660
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 4/29/29 (c)(d)(p)	672,167	588,146
KBR, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5763% 1/21/31 (c)(d)(p)	195,000	195,244
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0763% 2/24/28 (c)(d)(p)	283,573	283,800
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4407% 8/27/25 (c)(d)(p)	742,386	741,926
		8,377,712
Trading Companies & Distributors - 0.0%
DXP Enterprises, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.2906% 10/6/30 (c)(d)(p)	199,500	199,251
Foundation Building Materials, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 1/29/31 (d)(p)(r)	975,000	973,781
United Rentals North America, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 2/7/31 (d)(p)(r)	430,000	430,942
		1,603,974
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.168% 4/6/28 (c)(d)(p)	380,306	379,831
ASP LS Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.3958% 5/7/28 (c)(d)(p)	421,764	393,822
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6098% 7/26/28 (c)(d)(p)	993,677	982,498
		1,756,151
TOTAL INDUSTRIALS		66,224,542
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.0%
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 8/10/25 (c)(d)(p)	1,224,160	880,955
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3198% 10/24/30 (c)(d)(p)	79,401	79,520
CommScope, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 4/4/26 (c)(d)(p)	641,471	577,503
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.3481% 10/6/29 (c)(d)(p)	237,231	211,952
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6907% 9/25/26 (c)(d)(p)	989,899	810,896
		2,560,826
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1907% 7/1/29 (c)(d)(p)	872,366	871,058
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1907% 3/31/28 (c)(d)(p)	868,290	866,484
CME Term SOFR 1 Month Index + 4.750% 10.0763% 3/31/28 (c)(d)(p)	153,062	152,536
Go Daddy Operating Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4407% 8/10/27 (c)(d)(p)	979,695	979,255
		2,869,333
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4981% 2/16/28 (c)(d)(p)	175,000	173,506
Ahead DB Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5686% 1/24/31 (c)(d)(p)	310,000	309,613
Arches Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6763% 12/4/27 (c)(d)(p)	923,657	883,247
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5881% 2/10/28 (c)(d)(p)	248,006	240,412
Ion Trading Finance Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1981% 4/1/28 (c)(d)(p)	1,339,971	1,330,404
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4263% 11/10/27 (c)(d)(p)	866,410	865,327
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1763% 2/1/28 (c)(d)(p)	4,302,338	4,302,338
Tempo Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0763% 8/31/28 (c)(d)(p)	298,932	299,189
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4263% 1/13/29 (c)(d)(p)	840,725	839,464
		9,243,500
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8481% 7/6/29 (c)(d)(p)	155,946	156,122
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8235% 8/17/29 (c)(d)(p)	1,066,501	1,063,642
		1,219,764
Software - 0.7%
A&V Holdings Midco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.370% 10.987% 3/10/27 (c)(d)(p)	135,417	133,047
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.821% 2/7/31 (c)(d)(p)	866,475	869,542
AppLovin Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.100% 8.4263% 8/15/30 (c)(d)(p)	1,249,526	1,250,501
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1763% 12/10/29 (c)(d)(p)	130,000	124,800
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9263% 12/10/28 (c)(d)(p)	3,154,674	3,097,700
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (c)(d)(p)	292,686	58,414
Camelot U.S. Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0763% 1/31/31 (c)(d)(p)	1,636,474	1,630,337
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3481% 7/6/29 (c)(d)(p)	704,712	706,065
Cloud Software Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9481% 3/30/29 (c)(d)(p)	2,758,164	2,731,741
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.1098% 9/30/28 (c)(d)(p)	1,328,257	1,325,348
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3263% 10/16/26 (c)(d)(p)	2,221,964	2,203,277
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.3263% 2/19/29 (c)(d)(p)	500,000	454,285
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.7129% 9/13/29 (c)(d)(g)(p)	12,210	12,210
Epicor Software Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0763% 7/31/27 (c)(d)(p)	250,000	251,055
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6907% 7/31/27 (c)(d)(p)	494,885	495,969
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.7129% 9/13/29 (c)(d)(g)(p)	522,790	522,790
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 3/3/28 (c)(d)(p)	721,138	720,237
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4263% 9/12/29 (c)(d)(p)	1,128,035	1,124,437
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4407% 12/1/27 (c)(d)(p)	1,283,735	1,287,214
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0747% 7/15/30 (c)(d)(p)	274,713	271,622
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1783% 3/1/29 (c)(d)(p)	3,603,511	3,580,989
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5763% 5/3/28 (c)(d)(p)	5,207,250	5,117,425
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5763% 2/23/29 (c)(d)(p)	750,000	720,315
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1763% 1/31/30 (c)(d)(p)	1,085,150	1,085,833
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 6/2/28 (c)(d)(p)	4,556,711	4,453,639
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 10/26/30 (c)(d)(p)	1,820,000	1,824,295
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.6153% 5/30/26 (c)(d)(p)	175,000	174,906
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 8/31/28 (c)(d)(p)	2,716,819	2,710,788
Rackspace Technology Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1876% 2/15/28 (c)(d)(p)	979,785	425,334
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 4/22/28 (c)(d)(p)	1,840,710	1,789,870
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1763% 9/30/28 (c)(d)(p)	897,704	875,450
Renaissance Holdings Corp. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5763% 4/8/30 (c)(d)(p)	1,047,713	1,044,108
Roper Industrial Products Investment Co. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3481% 11/22/29 (c)(d)(p)	238,203	238,858
Sophia LP Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 10/7/29 (d)(p)(r)	175,000	174,781
CME Term SOFR 1 Month Index + 3.500% 8.9326% 10/7/27 (c)(d)(p)	729,337	728,426
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9407% 8/11/28 (c)(d)(p)	796,802	790,029
SS&C Technologies, Inc.:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1907% 4/16/25 (c)(d)(p)	922,218	921,527
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6763% 3/22/29 (c)(d)(p)	302,708	302,481
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6763% 3/22/29 (c)(d)(p)	588,362	587,921
UKG, Inc.:
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6802% 5/3/27 (c)(d)(p)	750,172	756,736
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8143% 2/10/31 (c)(d)(p)	2,652,629	2,653,875
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4407% 9/1/25 (c)(d)(p)	439,846	406,672
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6763% 2/28/27 (c)(d)(p)	431,637	430,739
		51,065,588
TOTAL INFORMATION TECHNOLOGY		66,959,011
MATERIALS - 0.4%
Chemicals - 0.2%
A-Gas Finco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5965% 12/14/29 (c)(d)(p)	540,000	524,475
ARC Falcon I, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9263% 9/30/28 (c)(d)(p)	1,103,743	1,093,930
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0763% 11/24/27 (c)(d)(p)	123,750	122,513
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1763% 11/24/28 (c)(d)(p)	110,000	104,134
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4263% 11/24/27 (c)(d)(p)	989,873	982,449
Avient Corp. Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8257% 8/29/29 (c)(d)(p)	66,526	66,668
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4981% 5/27/29 (c)(d)(p)	371,619	369,761
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8214% 11/15/30 (c)(d)(p)	825,000	799,219
Cyanco Intermediate 2 Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0763% 7/7/28 (c)(d)(p)	139,650	139,709
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5783% 11/1/30 (c)(d)(p)	440,000	440,277
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7052% 10/4/29 (c)(d)(p)	2,104,864	2,092,361
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2816% 5/27/28 (c)(d)(p)	637,549	619,334
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 9.3731% 7/3/28 (c)(d)(p)	567,534	530,241
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9757% 3/15/29 (c)(d)(p)	2,316,216	2,221,390
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8638% 3/15/30 (c)(d)(p)	95,000	80,929
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1763% 3/1/30 (c)(d)(p)	149,250	147,135
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6763% 4/2/29 (c)(d)(p)	1,313,906	1,290,913
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2771% 12/1/26 (c)(d)(p)	105,614	96,901
Nouryon U.S.A. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.4191% 4/3/28 (c)(d)(p)	633,625	632,966
CME Term SOFR 1 Month Index + 4.000% 9.4235% 4/3/28 (c)(d)(p)	114,425	114,354
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.5658% 11/9/28 (c)(d)(p)	359,100	359,549
CME Term SOFR 3 Month Index + 3.750% 9.3598% 11/9/28 (c)(d)(p)	2,165,051	2,161,132
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8263% 8/18/28 (c)(d)(p)	873,406	855,938
Touchdown Acquirer, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 2/7/31 (d)(p)(r)	389,671	389,671
CME Term SOFR 1 Month Index + 4.000% 2/7/31 (d)(p)(r)	85,329	85,329
U.S. Coatings Acquisition, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8481% 12/20/29 (c)(d)(p)	73,770	73,796
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 9/22/28 (c)(d)(p)	189,036	188,752
		16,583,826
Construction Materials - 0.0%
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6226% 8/3/30 (c)(d)(p)	164,588	164,752
Smyrna Ready Mix LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8203% 4/2/29 (c)(d)(p)	246,619	246,927
VM Consolidated, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0763% 3/27/28 (c)(d)(p)	787,138	788,122
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0763% 10/19/27 (c)(d)(p)	740,554	741,124
		1,940,925
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 3/3/28 (c)(d)(p)	1,490,468	1,467,708
Berlin Packaging, LLC Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 3.250% 8.5907% 3/11/28 (c)(d)(p)	979,840	971,962
CME Term SOFR 3 Month Index + 3.750% 9.2001% 3/11/28 (c)(d)(p)	498,724	496,994
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1825% 7/1/29 (c)(d)(p)	454,618	453,481
Charter Next Generation, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8263% 12/1/27 (c)(d)(p)	767,230	766,700
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1013% 4/13/29 (c)(d)(p)	3,655,485	3,650,148
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 8/4/27 (c)(d)(p)	1,179,196	1,177,605
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.2675% 2/9/26 (c)(d)(p)	451,518	433,457
Pactiv Evergreen Group Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 9/24/28 (c)(d)(p)	1,715,475	1,717,225
Pregis TopCo Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0763% 8/3/26 (c)(d)(p)	225,000	224,960
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1763% 1/30/27 (c)(d)(p)	437,735	437,407
		11,797,647
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0698% 8/19/30 (c)(d)(p)	408,975	408,803
U.S. Silica Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1763% 3/23/30 (c)(d)(p)	123,869	123,957
		532,760
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6098% 2/4/28 (c)(d)(p)	247,509	245,034
TOTAL MATERIALS		31,100,192
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1907% 8/21/25 (c)(d)(p)	142,828	142,471
CME Term SOFR 1 Month Index + 3.250% 8.6763% 1/31/30 (c)(d)(p)	461,883	456,303
CME Term SOFR 1 Month Index + 4.000% 9.3263% 1/31/30 (c)(d)(p)	190,000	189,525
Greystar Real Estate Partners Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5757% 8/21/30 (c)(d)(p)	382,400	381,922
		1,170,221
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0763% 1/20/31 (c)(d)(p)	2,162,156	2,153,702
Generation Bridge Northeast LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5763% 8/7/29 (c)(d)(p)	278,837	279,362
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8263% 6/23/27 (c)(d)(p)	360,000	359,888
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3263% 12/20/30 (c)(d)(p)	2,045,752	2,035,728
		4,828,680
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5763% 7/20/30 (c)(d)(p)	184,538	183,759
Esdec Solar Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3598% 8/27/28 (c)(d)(p)	146,143	138,105
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1907% 3/25/28 (c)(d)(p)	247,462	225,965
		547,829
TOTAL UTILITIES		5,376,509
TOTAL BANK LOAN OBLIGATIONS (Cost $383,531,573)		382,987,798

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (c) (Cost $1,750,000)	1,750,000	1,722,562

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (c)(j)		200,000	181,117
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (Reg. S) (c)(j)	EUR	2,100,000	2,113,462
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (j)		650,000	661,920
Tobacco - 0.1%
British American Tobacco PLC 3% (Reg. S) (c)(j)	EUR	2,035,000	2,040,723
TOTAL CONSUMER STAPLES			2,702,643
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.5966% (c)(d)(j)		4,693,000	4,655,041
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7562% (c)(d)(j)		1,232,000	1,225,677
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.6786% (c)(d)(j)		1,161,000	1,159,276
			7,039,994
FINANCIALS - 0.1%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (c)(j)	EUR	275,000	297,607
Banco de Credito e Inversiones 8.75% (b)(c)(j)		200,000	206,858
Banco Do Brasil SA 6.25% (b)(c)(j)		200,000	205,079
Banco Mercantil del Norte SA:
6.75% (b)(c)(j)		370,000	371,922
7.625% (b)(c)(j)		365,000	361,752
Bank of America Corp.:
5.875% (c)(j)		565,000	562,780
6.25% (c)(j)		330,000	339,208
Barclays PLC 7.125% (c)(j)	GBP	310,000	388,547
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (b)(c)		200,000	183,955
8.45% 6/29/38 (b)(c)		400,000	428,178
BNP Paribas SA 6.625% (Reg. S) (c)(j)		335,000	344,634
JPMorgan Chase & Co.:
4.6% (c)(j)		1,190,000	1,162,816
6.1% (c)(j)		135,000	138,247
Wells Fargo & Co. 5.9% (c)(j)		300,000	302,310
			5,293,893
Capital Markets - 0.0%
Charles Schwab Corp.:
4% (c)(j)		500,000	416,789
5.375% (c)(j)		240,000	239,905
Credit Suisse Group AG Claim (i)		995,000	116,913
UBS Group AG 7% (Reg. S) (c)(j)		200,000	199,903
			973,510
Consumer Finance - 0.0%
Ally Financial, Inc.:
4.7% (c)(j)		420,000	360,993
4.7% (c)(j)		1,410,000	1,109,611
			1,470,604
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(j)		690,000	681,987
TOTAL FINANCIALS			8,419,994
INDUSTRIALS - 0.1%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (Reg. S) (c)(j)	GBP	165,000	189,006
Marine Transportation - 0.0%
DP World Salaam 6% (Reg. S) (c)(j)		600,000	603,507
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (c)		2,000,000	2,025,148
Air Lease Corp. 4.125% (c)(j)		635,000	548,848
Aircastle Ltd. 5.25% (b)(c)(j)		630,000	599,166
			3,173,162
TOTAL INDUSTRIALS			3,965,675
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (b)(c)(j)		400,000	382,795
5.65% (b)(c)(j)		200,000	202,104
			584,899
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV:
5.125% (b)(c)(j)		680,000	664,455
9.125% (b)(c)(j)		200,000	216,988
			881,443
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown SA 3.375% (Reg. S) (c)(j)	EUR	1,100,000	590,136
Citycon Oyj 4.496% (Reg. S) (c)(j)	EUR	215,000	200,649
CPI Property Group SA 3.75% (Reg. S) (c)(j)	EUR	415,000	173,760
Heimstaden Bostad AB 3.625% (Reg. S) (c)(j)	EUR	875,000	567,483
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (c)(j)	EUR	385,000	86,073
			1,618,101
UTILITIES - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (Reg. S) (c)(j)	GBP	100,000	123,768
TOTAL PREFERRED SECURITIES (Cost $26,700,397)			27,631,096

Money Market Funds - 5.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (s) (Cost $445,533,590)	445,444,501	445,533,590

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	6,600,000	336,348
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	27,600,000	882,042

TOTAL PUT OPTIONS			1,218,390
Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	6,600,000	141,349
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	27,600,000	1,105,835

TOTAL CALL OPTIONS			1,247,184
TOTAL PURCHASED SWAPTIONS (Cost $2,500,830)			2,465,574

TOTAL INVESTMENT IN SECURITIES - 117.3% (Cost $9,025,190,112)	8,840,790,681
NET OTHER ASSETS (LIABILITIES) - (17.3)%	(1,306,209,406)
NET ASSETS - 100.0%	7,534,581,275

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/54	(36,450,000)	(29,663,224)
2% 3/1/54	(28,350,000)	(23,071,400)
2% 3/1/54	(2,825,000)	(2,299,002)
2% 3/1/54	(1,250,000)	(1,017,258)
2% 3/1/54	(14,650,000)	(11,922,258)
2% 3/1/54	(13,375,000)	(10,884,655)
2% 3/1/54	(26,775,000)	(21,789,656)
2% 3/1/54	(1,000,000)	(813,806)
2.5% 3/1/54	(11,700,000)	(9,900,094)
2.5% 3/1/54	(650,000)	(550,005)
3% 3/1/54	(20,250,000)	(17,758,229)
3% 3/1/54	(4,950,000)	(4,340,901)
6.5% 3/1/54	(17,300,000)	(17,536,524)
6.5% 3/1/54	(15,900,000)	(16,117,383)

TOTAL GINNIE MAE		(167,664,395)

Uniform Mortgage Backed Securities
2% 3/1/54	(60,400,000)	(47,477,468)
2% 3/1/54	(21,100,000)	(16,585,672)
2% 3/1/54	(3,600,000)	(2,829,783)
2% 3/1/54	(13,025,000)	(10,238,312)
2% 3/1/54	(16,350,000)	(12,851,931)
2% 3/1/54	(8,150,000)	(6,406,314)
2% 3/1/54	(4,250,000)	(3,340,716)
2% 3/1/54	(2,950,000)	(2,318,850)
2% 3/1/54	(6,200,000)	(4,873,515)
2% 3/1/54	(32,500,000)	(25,546,651)
2% 3/1/54	(7,225,000)	(5,679,217)
2.5% 3/1/54	(15,700,000)	(12,898,531)
2.5% 3/1/54	(16,800,000)	(13,802,250)
2.5% 3/1/54	(4,700,000)	(3,861,344)
2.5% 3/1/54	(11,800,000)	(9,694,438)
3% 3/1/54	(57,400,000)	(49,108,392)
3% 3/1/54	(3,600,000)	(3,079,969)
3% 3/1/54	(7,000,000)	(5,988,828)
3.5% 3/1/54	(2,700,000)	(2,401,840)
4.5% 3/1/54	(4,975,000)	(4,707,982)
5% 3/1/54	(39,250,000)	(38,066,369)
5.5% 3/1/54	(1,575,000)	(1,558,143)
5.5% 3/1/54	(1,775,000)	(1,756,002)
5.5% 3/1/54	(3,300,000)	(3,264,680)
5.5% 3/1/54	(4,175,000)	(4,130,315)
6% 3/1/54	(2,400,000)	(2,410,500)
6% 3/1/54	(1,400,000)	(1,406,125)
6% 3/1/54	(6,000,000)	(6,026,250)
6% 3/1/54	(3,100,000)	(3,113,563)
6% 3/1/54	(1,550,000)	(1,556,781)
6% 3/1/54	(225,000)	(225,984)
6% 3/1/54	(2,225,000)	(2,234,734)
6% 3/1/54	(4,400,000)	(4,419,250)
6.5% 3/1/54	(6,000,000)	(6,105,000)
6.5% 3/1/54	(3,800,000)	(3,866,500)
6.5% 3/1/54	(2,900,000)	(2,950,750)
6.5% 3/1/54	(2,000,000)	(2,035,000)
6.5% 3/1/54	(4,000,000)	(4,070,000)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(332,887,949)

TOTAL TBA SALE COMMITMENTS (Proceeds $501,026,387)		(500,552,344)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675%, expiring September 2033.	9/20/28	500,000	(19,435)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	500,000	(20,919)

TOTAL WRITTEN SWAPTIONS			(40,354)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	19	Mar 2024	1,420,450	20,140	20,140
TME 10 Year Canadian Note Contracts (Canada)	51	Jun 2024	4,504,565	12,319	12,319

TOTAL BOND INDEX CONTRACTS					32,459

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2	Jun 2024	220,875	794	794
CBOT 2-Year U.S. Treasury Note Contracts (United States)	113	Jun 2024	23,136,750	12,132	12,132
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3,290	Jun 2024	351,721,563	651,124	651,124
CBOT Long Term U.S. Treasury Bond Contracts (United States)	7	Jun 2024	834,750	8,187	8,187
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	3	Jun 2024	382,875	(6)	(6)

TOTAL TREASURY CONTRACTS					672,231

TOTAL PURCHASED					704,690

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	18	Jun 2024	2,228,742	(16,842)	(16,842)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	498	Jun 2024	54,997,875	(183,038)	(183,038)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	61	Jun 2024	6,521,281	(12,513)	(12,513)

TOTAL TREASURY CONTRACTS					(195,551)

TOTAL SOLD					(212,393)

TOTAL FUTURES CONTRACTS					492,297
The notional amount of futures purchased as a percentage of Net Assets is 5.1%
The notional amount of futures sold as a percentage of Net Assets is 0.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	314,000	USD	339,748	Citibank, N. A.	3/04/24	(377)
GBP	729,000	USD	921,854	JPMorgan Chase Bank, N.A.	3/05/24	(1,631)
CAD	237,000	USD	177,544	JPMorgan Chase Bank, N.A.	4/12/24	(2,810)
EUR	1,985,000	USD	2,150,616	Bank of America, N.A.	4/12/24	(1,678)
EUR	165,000	USD	178,042	Brown Brothers Harriman & Co	4/12/24	585
EUR	145,000	USD	158,344	Canadian Imperial Bk. of Comm.	4/12/24	(1,369)
EUR	303,000	USD	329,394	Canadian Imperial Bk. of Comm.	4/12/24	(1,370)
EUR	752,000	USD	815,018	Citibank, N. A.	4/12/24	(911)
EUR	1,233,000	USD	1,348,270	JPMorgan Chase Bank, N.A.	4/12/24	(13,438)
EUR	102,000	USD	110,531	JPMorgan Chase Bank, N.A.	4/12/24	(107)
EUR	117,000	USD	126,984	Royal Bank of Canada	4/12/24	(321)
EUR	4,198,000	USD	4,549,394	State Street Bank and Trust Co	4/12/24	(4,688)
GBP	129,000	USD	163,578	Bank of America, N.A.	4/12/24	(702)
GBP	1,590,000	USD	2,016,152	Bank of America, N.A.	4/12/24	(8,606)
GBP	555,000	USD	703,641	Bank of America, N.A.	4/12/24	(2,894)
GBP	642,000	USD	818,725	Brown Brothers Harriman & Co	4/12/24	(8,131)
GBP	185,000	USD	235,607	Brown Brothers Harriman & Co	4/12/24	(2,024)
GBP	252,000	USD	319,799	Brown Brothers Harriman & Co	4/12/24	(1,622)
GBP	147,000	USD	185,759	Canadian Imperial Bk. of Comm.	4/12/24	(156)
GBP	222,000	USD	282,773	Goldman Sachs Bank USA	4/12/24	(2,474)
GBP	133,000	USD	168,972	JPMorgan Chase Bank, N.A.	4/12/24	(1,046)
GBP	235,000	USD	298,125	JPMorgan Chase Bank, N.A.	4/12/24	(1,413)
JPY	583,650,000	USD	4,063,603	JPMorgan Chase Bank, N.A.	4/12/24	(145,555)
USD	109,366	AUD	163,000	Brown Brothers Harriman & Co	4/12/24	3,282
USD	46,076	CAD	62,000	Brown Brothers Harriman & Co	4/12/24	365
USD	66,692	CAD	90,000	Brown Brothers Harriman & Co	4/12/24	337
USD	110,747	CAD	150,000	Citibank, N. A.	4/12/24	155
USD	1,910,417	CAD	2,556,000	JPMorgan Chase Bank, N.A.	4/12/24	25,945
USD	326,195	EUR	296,000	BNP Paribas S.A.	4/12/24	5,749
USD	209,754	EUR	193,000	BNP Paribas S.A.	4/12/24	814
USD	666,731	EUR	612,000	BNP Paribas S.A.	4/12/24	4,187
USD	1,539,067	EUR	1,401,000	Brown Brothers Harriman & Co	4/12/24	22,361
USD	1,345,936	EUR	1,235,000	Brown Brothers Harriman & Co	4/12/24	8,940
USD	1,605,012	EUR	1,473,000	Canadian Imperial Bk. of Comm.	4/12/24	10,359
USD	771,259	EUR	708,000	Canadian Imperial Bk. of Comm.	4/12/24	4,787
USD	56,540	EUR	52,000	Canadian Imperial Bk. of Comm.	4/12/24	245
USD	91,822,762	EUR	83,633,000	Citibank, N. A.	4/12/24	1,282,650
USD	1,825,112	EUR	1,659,000	JPMorgan Chase Bank, N.A.	4/12/24	29,098
USD	33,316,112	GBP	26,188,000	Bank of America, N.A.	4/12/24	250,955
USD	167,257	GBP	132,000	Brown Brothers Harriman & Co	4/12/24	593
USD	681,746	GBP	539,000	JPMorgan Chase Bank, N.A.	4/12/24	1,201
USD	4,123,444	JPY	584,350,000	Royal Bank of Canada	4/12/24	200,698
USD	2,058,992	JPY	306,750,000	Royal Bank of Canada	4/12/24	(223)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,649,760
Unrealized Appreciation						1,853,306
Unrealized Depreciation						(203,546)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		20,000	160	(322)	(162)
CMBX N.A. BBB- Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly		330,000	74,048	(87,924)	(13,876)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		170,000	27,101	(47,041)	(19,940)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		130,000	20,724	(37,392)	(16,668)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		180,000	28,695	(44,290)	(15,595)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		330,000	52,608	(80,896)	(28,288)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		680,000	108,405	(152,769)	(44,364)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		280,000	44,637	(74,144)	(29,507)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		900,000	143,477	(203,678)	(60,201)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		450,000	71,738	(136,511)	(64,773)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		590,000	94,057	(145,333)	(51,276)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		600,000	95,651	(117,196)	(21,545)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		30,000	4,783	(7,940)	(3,157)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		370,000	58,985	(107,558)	(48,573)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		600,000	95,651	(179,651)	(84,000)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		680,000	108,405	(175,248)	(66,843)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		950,000	151,448	(280,243)	(128,795)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		180,000	28,695	(51,798)	(23,103)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		110,000	17,536	(33,515)	(15,979)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		170,000	27,101	(40,469)	(13,368)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		380,000	60,579	(88,032)	(27,453)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		120,000	19,130	(28,949)	(9,819)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		300,000	47,826	(76,377)	(28,551)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		200,000	31,884	(33,665)	(1,781)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		600,000	95,651	(101,756)	(6,105)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly		900,000	123,215	(147,826)	(24,611)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		700,000	95,834	(101,475)	(5,641)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		900,000	123,215	(128,109)	(4,894)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		400,000	54,762	(57,985)	(3,223)
Intesa Sanpaolo SpA		Jun 2028	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	770,000	(14,129)	959	(13,170)

TOTAL BUY PROTECTION								1,891,872	(2,767,133)	(875,261)
Sell Protection
5-Year CDX N.A. EM Series 40	NR	Dec 2028	ICE	1%	Quarterly		2,310,000	78,454	0	78,454
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	(160)	469	309

TOTAL SELL PROTECTION								78,294	469	78,763
TOTAL CREDIT DEFAULT SWAPS								1,970,166	(2,766,664)	(796,498)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2026	125,163,000	849,248	0	849,248
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.5%	Annual	LCH	Mar 2027	13,743,000	75,266	0	75,266
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2029	11,595,000	77,754	0	77,754
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2031	23,990,000	192,565	0	192,565
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2044	3,739,000	19,428	0	19,428
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2054	817,000	(5,567)	0	(5,567)
TOTAL INTEREST RATE SWAPS							1,208,694	0	1,208,694

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,315,181,932 or 17.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $63,035 or 0.0% of net assets.

(g)	Level 3 security
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Non-income producing - Security is in default.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,511,318.
(l)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $8,475,671.

(m)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $4,424,651.
(n)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(o)	Non-income producing
(p)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(q)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $102,609 and $102,673, respectively.

(r)	The coupon rate will be determined upon settlement of the loan after period end.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Jonah Energy Parent LLC 12% 11/5/25	5/05/23	58,549

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	171,775,801	2,326,483,021	2,052,725,232	8,423,804	-	-	445,533,590	0.8%
Total	171,775,801	2,326,483,021	2,052,725,232	8,423,804	-	-	445,533,590

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Energy	320,636	3,782	-	316,854
Financials	1,208	186	-	1,022

Corporate Bonds	2,454,178,357	-	2,454,115,322	63,035

U.S. Government and Government Agency Obligations	2,463,231,472	-	2,463,231,472	-

U.S. Government Agency - Mortgage Securities	1,955,612,340	-	1,955,612,340	-

Asset-Backed Securities	483,323,270	-	483,323,270	-

Collateralized Mortgage Obligations	120,333,807	-	120,333,807	-

Commercial Mortgage Securities	400,816,848	-	400,334,859	481,989

Municipal Securities	153,425	-	153,425	-

Foreign Government and Government Agency Obligations	95,863,164	-	95,863,164	-

Supranational Obligations	6,615,534	-	6,615,534	-

Bank Loan Obligations	382,987,798	-	382,283,399	704,399

Bank Notes	1,722,562	-	1,722,562	-

Preferred Securities	27,631,096	-	27,631,096	-

Money Market Funds	445,533,590	445,533,590	-	-

Purchased Swaptions	2,465,574	-	2,465,574	-
Total Investments in Securities:	8,840,790,681	445,537,558	8,393,685,824	1,567,299
Derivative Instruments: Assets
Futures Contracts	704,696	704,696	-	-
Forward Foreign Currency Contracts	1,853,306	-	1,853,306	-
Swaps	3,198,716	-	3,198,716	-
Total Assets	5,756,718	704,696	5,052,022	-
Liabilities
Futures Contracts	(212,399)	(212,399)	-	-
Forward Foreign Currency Contracts	(203,546)	-	(203,546)	-
Swaps	(19,856)	-	(19,856)	-
Written Swaptions	(40,354)	-	(40,354)	-
Total Liabilities	(476,155)	(212,399)	(263,756)	-
Total Derivative Instruments:	5,280,563	492,297	4,788,266	-
Other Financial Instruments:
TBA Sale Commitments	(500,552,344)	-	(500,552,344)	-
Total Other Financial Instruments:	(500,552,344)	-	(500,552,344)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)(b)	1,984,455	(14,289)
Total Credit Risk	1,984,455	(14,289)
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	1,853,306	(203,546)
Total Foreign Exchange Risk	1,853,306	(203,546)
Interest Rate Risk
Futures Contracts (d)	704,696	(212,399)
Purchased Swaptions (e)	2,465,574	0
Swaps (a)	1,214,261	(5,567)
Written Swaptions (f)	0	(40,354)
Total Interest Rate Risk	4,384,531	(258,320)
Total Value of Derivatives	8,222,292	(476,155)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).

(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(c)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(e)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.

(f)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Fidelity® Total Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $8,579,656,522)	$8,395,257,091
Fidelity Central Funds (cost $445,533,590)	445,533,590

Total Investment in Securities (cost $9,025,190,112)		$8,840,790,681
Segregated cash with brokers for derivative instruments		267,013
Cash		4,559,998
Foreign currency held at value (cost $592,088)		590,062
Receivable for investments sold
Regular delivery		9,603,662
Delayed delivery		442,778
Receivable for premium on written options		41,800
Receivable for TBA sale commitments		501,026,387
Unrealized appreciation on forward foreign currency contracts		1,853,306
Receivable for fund shares sold		31,504,642
Dividends receivable		46,554
Interest receivable		65,660,606
Distributions receivable from Fidelity Central Funds		1,707,411
Bi-lateral OTC swaps, at value		1,906,001
Other receivables		168
Total assets		9,460,001,069
Liabilities
Payable for investments purchased
Regular delivery	$128,689,021
Delayed delivery	1,264,787,877
TBA sale commitments, at value	500,552,344
Unrealized depreciation on forward foreign currency contracts	203,546
Payable for swaps	128,109
Distributions payable	28,638,344
Bi-lateral OTC swaps, at value	14,289
Accrued management fee	2,177,699
Payable for daily variation margin on futures contracts	246
Payable for daily variation margin on centrally cleared swaps	3,147
Written options, at value (premium receivable $41,800)	40,354
Other payables and accrued expenses	184,818
Total Liabilities		1,925,419,794
Commitments and contingent liabilities (see Commitments note)
Net Assets		$7,534,581,275
Net Assets consist of:
Paid in capital		$7,879,802,693
Total accumulated earnings (loss)		(345,221,418)
Net Assets		$7,534,581,275
Net Asset Value, offering price and redemption price per share ($7,534,581,275 ÷ 167,552,000 shares)		$44.97
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$875,493
Interest		151,736,506
Income from Fidelity Central Funds		8,423,804
Total Income		161,035,803
Expenses
Management fee	$11,002,927
Independent trustees' fees and expenses	8,702
Legal	5,649
Total expenses before reductions	11,017,278
Expense reductions	(14,592)
Total expenses after reductions		11,002,686
Net Investment income (loss)		150,033,117
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(17,350,147)
Forward foreign currency contracts	(996,957)
Foreign currency transactions	128,583
Futures contracts	(5,038,304)
Swaps	(2,285,408)
Total net realized gain (loss)		(25,542,233)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	76,142,893
Forward foreign currency contracts	980,379
Assets and liabilities in foreign currencies	(1,787)
Futures contracts	1,077,480
Swaps	647,311
Written options	1,446
TBA Sale commitments	1,817,188
Total change in net unrealized appreciation (depreciation)		80,664,910
Net gain (loss)		55,122,677
Net increase (decrease) in net assets resulting from operations		$205,155,794
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$150,033,117	$141,174,139
Net realized gain (loss)	(25,542,233)	(98,278,008)
Change in net unrealized appreciation (depreciation)	80,664,910	(27,628,597)
Net increase (decrease) in net assets resulting from operations	205,155,794	15,267,534
Distributions to shareholders	(146,473,606)	(139,587,694)

Share transactions
Proceeds from sales of shares	2,744,732,560	2,617,454,518
Cost of shares redeemed	-	(51,626,404)

Net increase (decrease) in net assets resulting from share transactions	2,744,732,560	2,565,828,114
Total increase (decrease) in net assets	2,803,414,748	2,441,507,954

Net Assets
Beginning of period	4,731,166,527	2,289,658,573
End of period	$7,534,581,275	$4,731,166,527

Other Information
Shares
Sold	61,750,000	57,700,000
Redeemed	-	(1,150,000)
Net increase (decrease)	61,750,000	56,550,000

Financial Highlights
Fidelity® Total Bond ETF

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$44.72	$46.49	$53.63	$54.71	$51.95	$48.80
Income from Investment Operations
Net investment income (loss) A,B	1.090	1.935	1.120	.988	1.323	1.502
Net realized and unrealized gain (loss)	.188	(1.858)	(7.137)	.023	2.812	3.147
Total from investment operations	1.278	.077	(6.017)	1.011	4.135	4.649
Distributions from net investment income	(1.028)	(1.847)	(1.123)	(.951) C	(1.375)	(1.499)
Distributions from net realized gain	-	-	-	(1.143) C	-	-
Total distributions	(1.028)	(1.847)	(1.123)	(2.094)	(1.375)	(1.499)
Net asset value, end of period	$44.97	$44.72	$46.49	$53.63	$54.71	$51.95
Total Return D,E,F	2.91%	.20%	(11.32)%	1.90%	8.10%	9.73%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.36% I	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.36% I	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36% I	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.94% I	4.29%	2.24%	1.84%	2.51%	3.01%
Supplemental Data
Net assets, end of period (000 omitted)	$7,534,581	$4,731,167	$2,289,659	$2,048,646	$1,365,222	$761,195
Portfolio turnover rate J,K	339% I	233%	48%	117%	112%	150%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FBased on net asset value.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JPortfolio turnover rate excludes securities received or delivered in-kind.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond ETF, Fidelity Low Duration Bond Factor ETF, Fidelity Tactical Bond ETF and Fidelity Total Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supernational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds invest a significant portion of their assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of The Nasdaq Stock Market for Fidelity Low Duration Bond ETF, of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Low Duration Bond Factor ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, prior period premium and discount on debt securities, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Corporate Bond ETF	$229,677,572	$1,873,957	$(18,320,121)	$(16,446,164)
Fidelity Investment Grade Bond ETF	59,257,051	256,283	(1,222,055)	(965,772)
Fidelity Investment Grade Securitized ETF	5,714,165	18,252	(206,759)	(188,507)
Fidelity Limited Term Bond ETF	168,570,910	518,578	(4,240,647)	(3,722,069)
Fidelity Low Duration Bond ETF	4,997,425	779	(3,169)	(2,390)
Fidelity Low Duration Bond Factor ETF	388,655,950	1,404,402	(1,836,944)	(432,542)
Fidelity Tactical Bond ETF	14,837,808	195,242	(466,973)	(271,731)
Fidelity Total Bond ETF	9,026,111,564	83,436,637	(265,727,778)	(182,291,141)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Corporate Bond ETF	$ (4,300,879)	$ (5,145,527)	$(9,446,406)
Fidelity Investment Grade Bond ETF	(204,570)	(184,296)	(388,866)
Fidelity Investment Grade Securitized ETF	(583,277)	(32,736)	(616,013)
Fidelity Limited Term Bond ETF	(2,127,435)	(4,290,851)	(6,418,286)
Fidelity Low Duration Bond Factor ETF	(1,013,183)	(2,063,732)	(3,076,915)
Fidelity Tactical Bond ETF	(102,541)	(4,594)	(107,135)
Fidelity Total Bond ETF	(78,134,141)	(55,901,956)	(134,036,097)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
Fidelity Tactical Bond ETF	Level 3 Financing, Inc. 1LN note 11% 11/15/29	$334	$ -

Fidelity Total Bond ETF	Level 3 Financing, Inc. 1LN note 11% 11/15/29	$331,716	$ -

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Investment Grade Securitized ETF
Credit Risk
Swaps	(263)	(1,286)
Total Credit Risk	(263)	(1,286)
Interest Rate Risk
Futures Contracts	7,750	4,996
Purchased Options	292	-
Written Options	-	145
Swaps	(12,392)	6,054
Total Interest Rate Risk	(4,350)	11,195
Totals	(4,613)	9,909
Fidelity Limited Term Bond ETF
Interest Rate Risk
Futures Contracts	(44,426)	(86,686)
Total Interest Rate Risk	(44,426)	(86,686)
Totals	(44,426)	(86,686)
Fidelity Tactical Bond ETF
Foreign Exchange Risk
Forward Foreign Currency Contracts	12,560	(804)
Total Foreign Exchange Risk	12,560	(804)
Interest Rate Risk
Futures Contracts	(7,431)	250
Total Interest Rate Risk	(7,431)	250
Totals	5,129	(554)
Fidelity Total Bond ETF
Credit Risk
Swaps	(86,758)	(604,833)
Total Credit Risk	(86,758)	(604,833)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(996,957)	980,379
Total Foreign Exchange Risk	(996,957)	980,379
Interest Rate Risk
Futures Contracts	(5,038,304)	1,077,480
Purchased Options	278,763	(17,786)
Written Options	-	1,446
Swaps	(2,198,650)	1,252,144
Total Interest Rate Risk	(6,958,191)	2,313,284
Totals	(8,041,906)	2,688,830

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Corporate Bond ETF	7,726,524	9,953,402
Fidelity Investment Grade Bond ETF	47,782,507	40,484,413
Fidelity Investment Grade Securitized ETF	10,001,023	9,752,000
Fidelity Limited Term Bond ETF	29,175,465	25,535,659
Fidelity Low Duration Bond ETF	2,506,936	-
Fidelity Low Duration Bond Factor ETF	148,619,211	38,685,000
Fidelity Tactical Bond ETF	2,506,291	1,941,061
Fidelity Total Bond ETF	7,218,401,351	6,237,235,188

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Corporate Bond ETF	39,673,629	3,996,433
Fidelity Investment Grade Bond ETF	12,015,387	-
Fidelity Limited Term Bond ETF	39,593	22,315,620
Fidelity Low Duration Bond Factor ETF	7,141,280	-
Fidelity Total Bond ETF	1,657,216,707	-
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. For Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF, the management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Fee Rate
Fidelity Corporate Bond ETF	.36%
Fidelity Investment Grade Bond ETF	.36%
Fidelity Investment Grade Securitized ETF	.36%
Fidelity Limited Term Bond ETF	.25%
Fidelity Low Duration Bond ETF	.20%
Fidelity Low Duration Bond Factor ETF	.15%
Fidelity Tactical Bond ETF	.55%
Fidelity Total Bond ETF	.36%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse certain Funds to the extent proxy and shareholder meeting expenses exceeded .003% of average net assets. This reimbursement will remain in place through December 31, 2024. During the period this reimbursement reduced each applicable Fund's expenses as follows:

Reimbursement
Fidelity Investment Grade Bond ETF	$1,773
Fidelity Investment Grade Securitized ETF	$83
Fidelity Low Duration Bond Factor ETF	$2,669

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Corporate Bond ETF	$356
Fidelity Investment Grade Bond ETF	157
Fidelity Investment Grade Securitized ETF	182
Fidelity Limited Term Bond ETF	630
Fidelity Low Duration Bond Factor ETF	1,483
Fidelity Tactical Bond ETF	394
Fidelity Total Bond ETF	14,592
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Credit Risk.
Each Fund invests a significant portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024) for each fund, with the exception of Fidelity® Low Duration Bond ETF and for the period (February 22, 2024 to February 29, 2024) for Fidelity® Low Duration Bond ETF. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value	Ending Account Value February 29, 2024	Expenses Paid During Period

Fidelity® Corporate Bond ETF	.36%
Actual		$ 1,000	$ 1,040.90	$ 1.83C
Hypothetical-B		$ 1,000	$ 1,023.07	$ 1.81D

Fidelity® Investment Grade Bond ETF	.36%
Actual		$ 1,000	$ 1,026.50	$ 1.81C
Hypothetical-B		$ 1,000	$ 1,023.07	$ 1.81D

Fidelity® Investment Grade Securitized ETF	.36%
Actual		$ 1,000	$ 1,024.10	$ 1.81C
Hypothetical-B		$ 1,000	$ 1,023.07	$ 1.81D

Fidelity® Limited Term Bond ETF	.25%
Actual		$ 1,000	$ 1,033.30	$ 1.26C
Hypothetical-B		$ 1,000	$ 1,023.62	$ 1.26D

Fidelity® Low Duration Bond ETF	.22%
Actual		$ 1,000	$ 1,000.60	$ .05C
Hypothetical-B		$ 1,000	$ 1,023.77	$ 1.11D

Fidelity® Low Duration Bond Factor ETF	.15%
Actual		$ 1,000	$ 1,032.10	$ .76C
Hypothetical-B		$ 1,000	$ 1,024.12	$ .75D

Fidelity® Tactical Bond ETF	.56%
Actual		$ 1,000	$ 1,035.00	$ 2.83C
Hypothetical-B		$ 1,000	$ 1,022.08	$ 2.82D

Fidelity® Total Bond ETF	.36%
Actual		$ 1,000	$ 1,029.10	$ 1.82C
Hypothetical-B		$ 1,000	$ 1,023.07	$ 1.81D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 / 366 (to reflect the one-half year period) for each fund, with the exception of Fidelity® Low Duration Bond ETF and multiplied by 8 / 366 (to reflect the period February 22, 2024 to February 29, 2024) for Fidelity® Low Duration Bond ETF.

D   Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Corporate Bond ETF
Fidelity Investment Grade Bond ETF
Fidelity Investment Grade Securitized ETF
Fidelity Limited Term Bond ETF
Fidelity Low Duration Bond Factor ETF
Fidelity Total Bond ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally State Street Bank and Trust Company, each fund's transfer agent and custodian, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods (except for Fidelity Low Duration Bond Factor ETF), measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). For Fidelity Low Duration Bond Factor ETF, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and a peer group. The Board also periodically considers Fidelity Low Duration Bond Factor ETF's tracking error versus its benchmark index. Fidelity Investment Grade Bond ETF and Fidelity Investment Grade Securitized ETF do not have a performance peer group. The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. For Fidelity Low Duration Bond Factor ETF, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group, if applicable, for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered the fund's all-inclusive (subject to certain limited exceptions) fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below or equal to the competitive median of the mapped group for 2022. The information provided to the Board indicated that the management fee rate for Fidelity Limited Term Bond ETF and Fidelity Low Duration Bond Factor ETF ranked below the competitive median of the asset size peer group for 2022. The management fee of each of Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, and Fidelity Total Bond ETF ranked above the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for 2022. The total expense ratio of each fund (except Fidelity Corporate Bond ETF and Fidelity Total Bond ETF) ranked below the competitive median of the total expense asset size peer group for 2022. The total expense ratio of Fidelity Corporate Bond ETF and Fidelity Total Bond ETF ranked above the competitive median of the total expense asset size peer group for 2022.
The Board considered that each fund is priced similarly to a corresponding retail mutual fund (or, in the case of Fidelity Investment Grade Securitized ETF, at the rate a corresponding mutual fund would be charged if one existed), taking into account the lower transfer agency costs associated with ETFs. The Board considered that, although total expenses for these ETFs may rank above median in certain cases, Fidelity believes the fees that the ETFs are charged are reasonable for the overall value of the nature and quality of all the services shareholders receive.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Corporate Bond ETF
Fidelity Investment Grade Bond ETF
Fidelity Investment Grade Securitized ETF
Fidelity Limited Term Bond ETF
Fidelity Low Duration Bond Factor ETF
Fidelity Tactical Bond ETF
Fidelity Total Bond ETF

At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for each fund, including each fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of each fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not each fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the funds under the management contracts with FMR will remain unchanged.
The Board considered that the approval of each fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of each fund's assets or the day-to-day management of each fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of each fund, and, in particular, there would be no change in the nature and level of services provided to each fund by FMR and its affiliates.
In connection with its consideration of future renewals of each fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each fund's management fee structure is fair and reasonable, and that the funds' Sub-Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Low Duration Bond ETF
At its November 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally transfer agents, custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered the fund's proposed all-inclusive (subject to certain exceptions) fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board noted that the fund's proposed management fee rate is below the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	3,379,811,029.83	98.18
Withheld	62,689,925.48	1.82
TOTAL	3,442,500,955.31	100.00
Jennifer Toolin McAuliffe
Affirmative	3,381,722,257.21	98.23
Withheld	60,778,698.10	1.77
TOTAL	3,442,500,955.31	100.00
Christine J. Thompson
Affirmative	3,382,823,976.33	98.27
Withheld	59,676,978.98	1.73
TOTAL	3,442,500,955.31	100.00
Elizabeth S. Acton
Affirmative	3,364,610,007.82	97.74
Withheld	77,890,947.49	2.26
TOTAL	3,442,500,955.31	100.00
Laura M. Bishop
Affirmative	3,383,577,873.72	98.29
Withheld	58,923,081.59	1.71
TOTAL	3,442,500,955.31	100.00
Ann E. Dunwoody
Affirmative	3,381,468,375.28	98.23
Withheld	61,032,580.03	1.77
TOTAL	3,442,500,955.31	100.00
John Engler
Affirmative	3,381,530,803.91	98.23
Withheld	60,970,151.40	1.77
TOTAL	3,442,500,955.31	100.00
Robert F. Gartland
Affirmative	3,354,607,739.04	97.45
Withheld	87,893,216.27	2.55
TOTAL	3,442,500,955.31	100.00
Robert W. Helm
Affirmative	3,384,017,786.52	98.30
Withheld	58,483,168.79	1.70
TOTAL	3,442,500,955.31	100.00
Arthur E. Johnson
Affirmative	3,373,113,641.17	97.98
Withheld	69,387,314.14	2.02
TOTAL	3,442,500,955.31	100.00
Michael E. Kenneally
Affirmative	2,929,402,647.40	85.10
Withheld	513,098,307.91	14.90
TOTAL	3,442,500,955.31	100.00
Mark A. Murray
Affirmative	3,383,790,962.34	98.29
Withheld	58,709,992.97	1.71
TOTAL	3,442,500,955.31	100.00
Carol J. Zierhoffer
Affirmative	3,385,082,303.87	98.33
Withheld	57,418,651.44	1.67
TOTAL	3,442,500,955.31	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9864853.109
FIXETF-SANN-0424
Fidelity® Sustainable Core Plus Bond ETF
Fidelity® Sustainable Low Duration Bond ETF

Semi-Annual Report
February 29, 2024

Contents

Fidelity® Sustainable Core Plus Bond ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Low Duration Bond ETF
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Sustainable Core Plus Bond ETF
Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (8.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (8.9)%
Futures - 2.6%
Forward foreign currency contracts - (4.8)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Sustainable Core Plus Bond ETF
Schedule of Investments February 29, 2024 (Unaudited)
Showing Percentage of Net Assets
Corporate Bonds - 43.8%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.3%
COMMUNICATION SERVICES - 0.2%
Media - 0.2%
DISH Network Corp.:
0% 12/15/25		2,000	1,449
2.375% 3/15/24		10,000	9,838
3.375% 8/15/26		14,000	8,278
			19,565
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Wayfair LLC 0.625% 10/1/25		2,000	1,845

INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Wolfspeed, Inc. 1.875% 12/1/29		6,000	3,126

Software - 0.0%
MicroStrategy, Inc. 0% 2/15/27		2,000	2,067

Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 3.5% 6/1/28 (b)		1,000	1,253
Western Digital Corp. 3% 11/15/28 (b)		1,000	1,320
			2,573
TOTAL INFORMATION TECHNOLOGY			7,766

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		8,000	4,568

UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		1,000	999

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		3,000	2,700
Sunnova Energy International, Inc. 0.25% 12/1/26		2,000	1,000
			3,700
TOTAL UTILITIES			4,699

TOTAL CONVERTIBLE BONDS			38,443
Nonconvertible Bonds - 43.5%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.4%
Altice France SA 5.125% 7/15/29 (b)		10,000	7,551
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		5,000	4,713
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)		5,000	5,100
Level 3 Financing, Inc. 3.75% 7/15/29 (b)		11,000	6,435
TELUS Corp. 3.4% 5/13/32		45,000	39,057
Verizon Communications, Inc. 5.05% 5/9/33		95,000	94,077
Virgin Media Finance PLC 5% 7/15/30 (b)		4,000	3,453
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		4,000	3,330
			163,716
Entertainment - 0.4%
The Walt Disney Co. 2.65% 1/13/31		55,000	47,837

Media - 1.5%
Altice Financing SA 5.75% 8/15/29 (b)		12,000	10,335
Altice France Holding SA 6% 2/15/28 (b)		6,000	3,028
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34(b)		5,000	3,738
4.75% 3/1/30(b)		3,000	2,552
4.75% 2/1/32(b)		10,000	8,068
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		5,000	4,675
7.5% 6/1/29(b)		1,000	828
9% 9/15/28(b)		8,000	8,344
CSC Holdings LLC:
3.375% 2/15/31(b)		7,000	4,942
4.625% 12/1/30(b)		7,000	3,893
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		5,000	4,719
DISH DBS Corp. 5.75% 12/1/28 (b)		1,000	693
DISH Network Corp. 11.75% 11/15/27 (b)		3,000	3,128
Mcgraw-Hill Education, Inc. 8% 8/1/29 (b)		3,000	2,738
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		5,000	5,218
Univision Communications, Inc.:
7.375% 6/30/30(b)		8,000	7,727
8% 8/15/28(b)		5,000	5,027
Warnermedia Holdings, Inc.:
4.279% 3/15/32		54,000	47,638
5.141% 3/15/52		56,000	45,505
Ziggo Bond Co. BV 6% 1/15/27 (b)		2,000	1,955
			174,751
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA 4.5% 4/27/31 (b)		9,000	7,773

TOTAL COMMUNICATION SERVICES			394,077

CONSUMER DISCRETIONARY - 3.7%
Automobile Components - 0.1%
Hertz Corp. 4.625% 12/1/26 (b)		6,000	5,311
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)		5,000	5,237
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)		3,000	1,309
			11,857
Automobiles - 0.2%
General Motors Co. 5.4% 10/15/29		20,000	19,951
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(c)(d)		9,000	8,564
			28,515
Broadline Retail - 0.1%
Kohl's Corp. 4.25% 7/17/25		2,000	1,943
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		2,000	1,926
Nordstrom, Inc. 4.375% 4/1/30		4,000	3,534
			7,403
Diversified Consumer Services - 0.2%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)		6,000	5,945
Sotheby's 7.375% 10/15/27 (b)		5,000	4,803
StoneMor, Inc. 8.5% 5/15/29 (b)		3,000	2,177
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		11,000	10,670
			23,595
Hotels, Restaurants & Leisure - 0.7%
Aramark Services, Inc. 5% 2/1/28 (b)		2,000	1,917
Carnival Corp. 6% 5/1/29 (b)		15,000	14,634
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		4,000	3,600
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)		13,000	11,105
Life Time, Inc.:
5.75% 1/15/26(b)		4,000	3,966
8% 4/15/26(b)		11,000	11,101
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		6,000	5,175
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(b)		3,000	2,942
5.5% 4/1/28(b)		12,000	11,781
6.25% 3/15/32(b)(e)		5,000	5,014
Yum! Brands, Inc. 4.625% 1/31/32		7,000	6,426
			77,661
Household Durables - 0.1%
Tempur Sealy International, Inc. 4% 4/15/29 (b)		8,000	7,171
TRI Pointe Homes, Inc. 5.25% 6/1/27		2,000	1,950
			9,121
Leisure Products - 0.0%
Amer Sports Co. 6.75% 2/16/31 (b)		5,000	4,976

Specialty Retail - 1.9%
At Home Group, Inc. 4.875% 7/15/28 (b)		4,000	1,680
Bath & Body Works, Inc. 6.75% 7/1/36		2,000	1,966
Carvana Co.:
4.875% 9/1/29(b)		1,000	670
12% 12/1/28 pay-in-kind(b)(c)		2,109	2,027
13% 6/1/30 pay-in-kind(b)(c)		1,000	935
14% 6/1/31 pay-in-kind(b)(c)		3,191	3,105
Champions Financing, Inc. 8.75% 2/15/29 (b)		5,000	5,107
LBM Acquisition LLC 6.25% 1/15/29 (b)		5,000	4,504
Lowe's Companies, Inc.:
3.75% 4/1/32		50,000	45,433
4.25% 4/1/52		50,000	40,171
Michaels Companies, Inc. 5.25% 5/1/28 (b)		12,000	9,317
Sally Holdings LLC 6.75% 3/1/32		5,000	4,986
Staples, Inc.:
7.5% 4/15/26(b)		2,000	1,923
10.75% 4/15/27(b)		2,000	1,805
The Home Depot, Inc. 3.25% 4/15/32		50,000	44,416
TJX Companies, Inc. 3.875% 4/15/30		40,000	37,937
Upbound Group, Inc. 6.375% 2/15/29 (b)		7,000	6,700
Victoria's Secret & Co. 4.625% 7/15/29 (b)		2,000	1,687
			214,369
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. 4.125% 8/15/31 (b)		4,000	3,403
Hanesbrands, Inc. 4.875% 5/15/26 (b)		2,000	1,930
Tapestry, Inc. 3.05% 3/15/32		55,000	44,566
			49,899
TOTAL CONSUMER DISCRETIONARY			427,396

CONSUMER STAPLES - 1.5%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		6,000	5,238

Consumer Staples Distribution & Retail - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(b)		6,000	5,701
4.875% 2/15/30(b)		3,000	2,816
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)		55,000	40,107
C&S Group Enterprises LLC 5% 12/15/28 (b)		2,000	1,584
KeHE Distributor / Nextwave 9% 2/15/29 (b)		5,000	5,015
Performance Food Group, Inc. 4.25% 8/1/29 (b)		3,000	2,723
U.S. Foods, Inc. 4.625% 6/1/30 (b)		4,000	3,665
			61,611
Food Products - 1.0%
Darling Ingredients, Inc. 6% 6/15/30 (b)		5,000	4,927
General Mills, Inc. 2.25% 10/14/31		115,000	94,332
Post Holdings, Inc.:
4.5% 9/15/31(b)		5,000	4,452
4.625% 4/15/30(b)		3,000	2,730
6.25% 2/15/32(b)		5,000	5,026
			111,467
TOTAL CONSUMER STAPLES			178,316

ENERGY - 1.4%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		6,000	5,850
CGG SA 8.75% 4/1/27 (b)		9,000	8,028
Oceaneering International, Inc. 6% 2/1/28		6,000	5,900
			19,778
Oil, Gas & Consumable Fuels - 1.2%
California Resources Corp. 7.125% 2/1/26 (b)		13,000	13,069
CNX Midstream Partners LP 4.75% 4/15/30 (b)		1,000	875
CNX Resources Corp.:
6% 1/15/29(b)		2,000	1,922
7.25% 3/1/32(b)		5,000	4,983
7.375% 1/15/31(b)		5,000	5,041
CVR Energy, Inc. 5.75% 2/15/28 (b)		3,000	2,785
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)(e)		5,000	5,005
EG Global Finance PLC 12% 11/30/28 (b)		5,000	5,279
Energean PLC 6.5% 4/30/27 (b)		5,000	4,561
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		4,000	3,942
Golar LNG Ltd. 7% 10/20/25 (b)		2,000	1,976
Harbour Energy PLC 5.5% 10/15/26 (b)		3,000	2,924
MEG Energy Corp. 5.875% 2/1/29 (b)		15,000	14,624
Murphy Oil Corp. 6.375% 7/15/28		2,000	2,003
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		3,000	2,560
New Fortress Energy, Inc. 6.5% 9/30/26 (b)		19,000	18,345
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.375% 2/15/32 (b)		5,000	5,079
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)		4,000	4,051
Permian Resources Operating LLC 5.875% 7/1/29 (b)		4,000	3,900
Prairie Acquiror LP 9% 8/1/29 (b)(e)		5,000	5,038
Southwestern Energy Co. 5.375% 3/15/30		3,000	2,867
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		12,000	11,085
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)		8,000	7,896
Talos Production, Inc.:
9% 2/1/29(b)		5,000	5,110
9.375% 2/1/31(b)		5,000	5,165
			140,085
TOTAL ENERGY			159,863

FINANCIALS - 12.2%
Banks - 7.2%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	100,000	103,427
Bank of America Corp.:
2.456% 10/22/25(c)		130,000	127,268
2.687% 4/22/32(c)		40,000	33,497
5.015% 7/22/33(c)		24,000	23,393
BNP Paribas SA 0.875% 7/11/30 (Reg. S) (c)	EUR	100,000	92,105
Citigroup, Inc. 2.014% 1/25/26 (c)		130,000	125,601
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26(b)		5,000	4,675
6% 4/15/25(b)		3,000	2,970
JPMorgan Chase & Co.:
0.768% 8/9/25(c)		130,000	127,060
2.963% 1/25/33(c)		40,000	33,784
4.912% 7/25/33(c)		13,000	12,611
NatWest Group PLC 2.057% 11/9/28 (Reg. S) (c)	GBP	100,000	111,816
Santander Holdings U.S.A., Inc.:
5.807% 9/9/26(c)		15,000	14,980
6.499% 3/9/29(c)		10,000	10,153
UniCredit SpA 5.861% 6/19/32 (b)(c)		2,000	1,938
Western Alliance Bancorp. 3% 6/15/31 (c)		4,000	3,508
			828,786
Capital Markets - 2.6%
AssuredPartners, Inc. 7.5% 2/15/32 (b)		5,000	4,914
Coinbase Global, Inc. 3.625% 10/1/31 (b)		3,000	2,349
Goldman Sachs Group, Inc.:
3.102% 2/24/33(c)		19,000	16,112
3.615% 3/15/28(c)		70,000	66,740
Hightower Holding LLC 6.75% 4/15/29 (b)		2,000	1,877
Morgan Stanley:
0.864% 10/21/25(c)		140,000	135,638
4.889% 7/20/33(c)		31,000	29,777
State Street Corp. 3.031% 11/1/34 (c)		45,000	39,702
StoneX Group, Inc. 7.875% 3/1/31 (b)(e)		5,000	5,064
			302,173
Consumer Finance - 0.6%
Ally Financial, Inc.:
2.2% 11/2/28		55,000	46,771
5.75% 11/20/25		1,000	995
OneMain Finance Corp.:
3.5% 1/15/27		5,000	4,602
3.875% 9/15/28		13,000	11,358
SLM Corp. 4.2% 10/29/25		3,000	2,909
			66,635
Financial Services - 0.2%
Block, Inc. 3.5% 6/1/31		12,000	10,237
GGAM Finance Ltd.:
7.75% 5/15/26(b)		5,000	5,081
8% 2/15/27(b)		2,000	2,050
8% 6/15/28(b)		5,000	5,173
Gn Bondco LLC 9.5% 10/15/31 (b)		1,000	990
			23,531
Insurance - 1.6%
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)		100,000	90,499
Marsh & McLennan Companies, Inc. 2.375% 12/15/31		110,000	91,389
			181,888
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp. 6.25% 10/15/25 (b)		1,000	987
Starwood Property Trust, Inc. 3.75% 12/31/24 (b)		2,000	1,960
			2,947
TOTAL FINANCIALS			1,405,960

HEALTH CARE - 3.6%
Biotechnology - 0.8%
Amgen, Inc. 3% 2/22/29		100,000	91,716
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		5,000	2,025
			93,741
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/30 (b)		5,000	4,181

Health Care Providers & Services - 1.6%
Akumin, Inc. 8% 8/1/28 (b)		4,000	3,300
Cano Health, Inc. 6.25% (b)(f)		4,000	40
Cigna Group 3.4% 3/15/51		55,000	38,452
Community Health Systems, Inc.:
4.75% 2/15/31(b)		18,000	13,697
5.25% 5/15/30(b)		5,000	3,989
6.875% 4/15/29(b)		9,000	5,743
8% 3/15/26(b)		1,000	990
DaVita, Inc. 3.75% 2/15/31 (b)		6,000	4,923
Encompass Health Corp. 4.625% 4/1/31		5,000	4,526
Humana, Inc. 3.7% 3/23/29		70,000	65,465
Modivcare, Inc. 5.875% 11/15/25 (b)		4,000	3,906
Owens & Minor, Inc. 6.625% 4/1/30 (b)		3,000	2,899
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		4,000	3,595
Radiology Partners, Inc. 8.5% 1/31/29 pay-in-kind (b)(c)		1,000	961
RegionalCare Hospital Partners Holdings, Inc.:
5.375% 1/15/29(b)		4,000	3,189
9.875% 8/15/30(b)		5,000	5,187
Tenet Healthcare Corp. 6.125% 10/1/28		20,000	19,775
			180,637
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 10/15/26(b)		2,000	1,955
5% 5/15/27(b)		3,000	2,921
			4,876
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		2,000	1,804

Pharmaceuticals - 1.2%
AstraZeneca Finance LLC 1.75% 5/28/28		70,000	61,884
Bristol-Myers Squibb Co. 2.95% 3/15/32		25,000	21,605
Jazz Securities DAC 4.375% 1/15/29 (b)		3,000	2,764
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (b)		7,000	6,000
Zoetis, Inc. 2% 5/15/30		50,000	41,961
			134,214
TOTAL HEALTH CARE			419,453

INDUSTRIALS - 3.4%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6% 2/15/28 (b)		11,000	10,679
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		5,000	5,357
			16,036
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		5,000	4,959
Rand Parent LLC 8.5% 2/15/30 (b)		7,000	6,798
			11,757
Building Products - 0.7%
Advanced Drain Systems, Inc. 6.375% 6/15/30 (b)		1,000	1,000
Builders FirstSource, Inc. 6.375% 3/1/34 (b)		5,000	4,988
Carrier Global Corp. 2.493% 2/15/27		70,000	65,010
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		4,000	3,605
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		1,000	973
			75,576
Commercial Services & Supplies - 0.6%
APX Group, Inc. 5.75% 7/15/29 (b)		6,000	5,706
Artera Services LLC 8.5% 2/15/31 (b)		11,000	11,237
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		5,000	5,317
Covanta Holding Corp. 4.875% 12/1/29 (b)		14,000	12,235
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		3,000	2,982
Madison IAQ LLC 5.875% 6/30/29 (b)		5,000	4,464
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		3,000	2,813
Stericycle, Inc.:
3.875% 1/15/29(b)		12,000	10,799
5.375% 7/15/24(b)		7,000	6,997
			62,550
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		11,000	10,775
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		3,000	2,783
Pike Corp. 8.625% 1/31/31 (b)		5,000	5,280
Railworks Holdings LP 8.25% 11/15/28 (b)		5,000	4,966
			23,804
Electrical Equipment - 0.1%
Atkore, Inc. 4.25% 6/1/31 (b)		4,000	3,514
Sensata Technologies BV:
4% 4/15/29(b)		4,000	3,628
5% 10/1/25(b)		5,000	4,953
			12,095
Ground Transportation - 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.375% 3/1/29(b)		3,000	2,731
5.75% 7/15/27(b)		5,000	4,764
Uber Technologies, Inc.:
4.5% 8/15/29(b)		22,000	20,599
8% 11/1/26(b)		1,000	1,018
XPO, Inc. 7.125% 2/1/32 (b)		5,000	5,083
			34,195
Industrial Conglomerates - 0.9%
Honeywell International, Inc. 1.75% 9/1/31		55,000	44,228
Trane Technologies Financing Ltd. 3.8% 3/21/29		60,000	56,729
			100,957
Machinery - 0.4%
Chart Industries, Inc. 9.5% 1/1/31 (b)		2,000	2,149
Otis Worldwide Corp. 2.565% 2/15/30		50,000	43,604
Vertical Holdco GmbH 7.625% 7/15/28 (b)		2,000	1,957
			47,710
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		3,000	2,558

Passenger Airlines - 0.0%
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (b)		2,000	1,888
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)		2,000	1,447
			3,335
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		1,000	1,005
FLY Leasing Ltd. 7% 10/15/24 (b)		1,000	980
			1,985
TOTAL INDUSTRIALS			392,558

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.1%
HTA Group Ltd. 7% 12/18/25 (b)		6,000	5,945
IHS Netherlands Holdco BV 8% 9/18/27 (b)		2,000	1,793
			7,738
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC/EMC Corp. 6.2% 7/15/30		45,000	47,093
TTM Technologies, Inc. 4% 3/1/29 (b)		4,000	3,560
			50,653
IT Services - 0.2%
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		14,000	12,465
Rackspace Hosting, Inc. 3.5% 2/15/28 (b)		2,000	805
Virtusa Corp. 7.125% 12/15/28 (b)		6,000	5,321
			18,591
Semiconductors & Semiconductor Equipment - 0.9%
Entegris, Inc.:
3.625% 5/1/29(b)		9,000	7,965
5.95% 6/15/30(b)		10,000	9,806
Micron Technology, Inc. 2.703% 4/15/32		55,000	45,146
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31		50,000	41,271
ON Semiconductor Corp. 3.875% 9/1/28 (b)		1,000	915
			105,103
Software - 0.4%
Cloud Software Group, Inc. 9% 9/30/29 (b)		5,000	4,667
Elastic NV 4.125% 7/15/29 (b)		9,000	8,084
Gen Digital, Inc.:
5% 4/15/25(b)		7,000	6,930
7.125% 9/30/30(b)		3,000	3,065
MicroStrategy, Inc. 6.125% 6/15/28 (b)		2,000	1,928
NCR Voyix Corp. 5.125% 4/15/29 (b)		3,000	2,782
Open Text Corp.:
3.875% 2/15/28(b)		3,000	2,757
3.875% 12/1/29(b)		7,000	6,187
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		5,000	4,414
4.125% 12/1/31(b)		2,000	1,712
UKG, Inc. 6.875% 2/1/31 (b)		5,000	5,052
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		1,000	917
			48,495
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
4.125% 1/15/31		3,000	2,635
5.75% 12/1/34		2,000	1,922
8.25% 12/15/29(b)		5,000	5,358
Western Digital Corp.:
2.85% 2/1/29		1,000	842
3.1% 2/1/32		1,000	783
			11,540
TOTAL INFORMATION TECHNOLOGY			242,120

MATERIALS - 2.0%
Chemicals - 1.2%
Axalta Coating Systems LLC 3.375% 2/15/29 (b)		3,000	2,666
Consolidated Energy Finance SA 12% 2/15/31 (b)		5,000	5,110
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)		80,000	65,651
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)		3,150	2,644
Methanex Corp.:
5.125% 10/15/27		5,000	4,804
5.65% 12/1/44		15,000	12,713
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		1,000	827
5.25% 6/1/27(b)		5,000	4,631
8.5% 11/15/28(b)		5,000	5,279
9% 2/15/30(b)		5,000	5,016
Olympus Water U.S. Holding Corp.:
6.25% 10/1/29(b)		9,000	7,983
9.75% 11/15/28(b)		2,000	2,125
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (b)		1,000	909
The Chemours Co. LLC 4.625% 11/15/29 (b)		19,000	15,623
Tronox, Inc. 4.625% 3/15/29 (b)		4,000	3,541
			139,522
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		6,000	5,987
VM Consolidated, Inc. 5.5% 4/15/29 (b)		2,000	1,885
			7,872
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 4/30/25(b)		3,000	2,967
5.25% 8/15/27(b)		1,000	725
Berry Global, Inc. 5.625% 7/15/27 (b)		10,000	9,859
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)		2,000	1,988
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		5,000	4,892
Graphic Packaging International, Inc. 4.75% 7/15/27 (b)		3,000	2,902
OI European Group BV 4.75% 2/15/30 (b)		3,000	2,762
			26,095
Metals & Mining - 0.5%
ATI, Inc.:
4.875% 10/1/29		6,000	5,509
7.25% 8/15/30		5,000	5,139
Eldorado Gold Corp. 6.25% 9/1/29 (b)		5,000	4,685
ERO Copper Corp. 6.5% 2/15/30 (b)		11,000	10,318
First Quantum Minerals Ltd. 7.5% 4/1/25 (b)		2,000	1,979
FMG Resources Pty Ltd. 6.125% 4/15/32 (b)		10,000	9,882
HudBay Minerals, Inc. 6.125% 4/1/29 (b)		2,000	1,962
IAMGOLD Corp. 5.75% 10/15/28 (b)		3,000	2,668
Mineral Resources Ltd. 8.5% 5/1/30 (b)		12,000	12,324
			54,466
Paper & Forest Products - 0.1%
Domtar Corp. 6.75% 10/1/28 (b)		4,000	3,695
LABL, Inc.:
6.75% 7/15/26(b)		1,000	970
10.5% 7/15/27(b)		1,000	971
Mercer International, Inc. 5.125% 2/1/29		3,000	2,585
			8,221
TOTAL MATERIALS			236,176

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Alexandria Real Estate Equities, Inc. 2% 5/18/32		70,000	54,125
Boston Properties, Inc.:
2.45% 10/1/33		75,000	55,295
6.75% 12/1/27		8,000	8,261
Corporate Office Properties LP 2% 1/15/29		40,000	33,130
Hudson Pacific Properties LP 5.95% 2/15/28		54,000	48,460
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		5,000	3,724
5% 10/15/27		22,000	17,997
Omega Healthcare Investors, Inc. 3.25% 4/15/33		2,000	1,592
Prologis LP 2.875% 11/15/29		65,000	58,254
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)		17,000	12,411
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.5% 2/15/28 (b)		8,000	8,281
WP Carey, Inc. 2.45% 2/1/32		70,000	55,754
			357,284
Real Estate Management & Development - 1.3%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		800	725
CBRE Group, Inc. 2.5% 4/1/31		55,000	45,271
Howard Hughes Corp. 4.375% 2/1/31 (b)		10,000	8,519
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		1,000	700
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		7,000	6,607
Vonovia SE 0.625% 3/24/31 (Reg. S)	EUR	100,000	84,588
			146,410
TOTAL REAL ESTATE			503,694

UTILITIES - 5.8%
Electric Utilities - 2.1%
DPL, Inc. 4.35% 4/15/29		2,000	1,812
Duke Energy Carolinas LLC 3.95% 11/15/28		65,000	62,616
NextEra Energy Partners LP 4.5% 9/15/27 (b)		1,000	933
Northern States Power Co. 2.25% 4/1/31		80,000	67,021
Oncor Electric Delivery Co. LLC 4.15% 6/1/32		45,000	42,110
PG&E Corp.:
5% 7/1/28		2,000	1,908
5.25% 7/1/30		3,000	2,820
Wisconsin Electric Power Co. 4.75% 9/30/32		65,000	63,739
			242,959
Independent Power and Renewable Electricity Producers - 1.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		12,000	10,966
Sunnova Energy Corp. 5.875% 9/1/26 (b)		10,000	8,129
TerraForm Power Operating LLC 4.75% 1/15/30 (b)		4,000	3,616
The AES Corp.:
1.375% 1/15/26		70,000	64,664
2.45% 1/15/31		68,000	55,470
			142,845
Multi-Utilities - 2.5%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		75,000	68,566
Dominion Energy, Inc. 2.25% 8/15/31		80,000	64,766
NiSource, Inc. 1.7% 2/15/31		120,000	95,310
Puget Energy, Inc. 4.224% 3/15/32		60,000	53,678
			282,320
TOTAL UTILITIES			668,124

TOTAL NONCONVERTIBLE BONDS			5,027,737
TOTAL CORPORATE BONDS (Cost $5,284,364)			5,066,180

U.S. Treasury Obligations - 25.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2.25% 5/15/41 (g)	36,000	26,286
2.25% 2/15/52	1,170,000	765,343
3.375% 8/15/42	80,000	68,419
3.625% 2/15/53	113,000	98,796
4.25% 2/15/54	20,000	19,625
U.S. Treasury Notes:
2.5% 3/31/27	50,000	47,277
3.375% 5/15/33	375,000	349,834
3.5% 2/15/33	715,000	674,474
3.625% 3/31/30	200,000	193,000
3.75% 5/31/30	100,000	97,090
4% 1/31/29	150,000	148,266
4% 1/31/31	79,000	77,716
4% 2/15/34	58,000	56,867
4.125% 8/31/30	115,000	113,962
4.375% 11/30/30	164,000	164,871
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,225,907)		2,901,826

U.S. Government Agency - Mortgage Securities - 28.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 3.5%
2% 1/1/37 to 11/1/40	169,715	148,785
2.5% 11/1/51 to 1/1/52	93,653	77,045
3% 5/1/52	22,946	19,665
3.5% 6/1/52	98,036	87,219
4% 1/1/51	24,228	22,582
5% 12/1/52	46,943	45,595
TOTAL FANNIE MAE		400,891
Freddie Mac - 2.5%
1.5% 4/1/51	47,444	35,567
2.5% 12/1/51	46,934	38,683
3% 5/1/35 to 5/1/51	66,782	60,667
4% 10/1/52	99,258	91,378
4.5% 12/1/52	45,739	43,317
5.5% 3/1/54	25,000	24,754
TOTAL FREDDIE MAC		294,366
Ginnie Mae - 6.4%
2% 2/20/51 to 6/20/52	96,786	78,787
2% 3/1/54 (e)	50,000	40,690
2% 3/1/54 (e)	50,000	40,690
2% 4/1/54 (e)	50,000	40,718
2% 4/1/54 (e)	50,000	40,718
2% 4/1/54 (e)	75,000	61,076
2.5% 3/1/54 (e)	50,000	42,308
2.5% 3/1/54 (e)	50,000	42,308
3% 3/1/54 (e)	50,000	43,847
3% 3/1/54 (e)	25,000	21,924
3% 4/1/54 (e)	50,000	43,879
3.5% 3/1/54 (e)	50,000	45,222
4.5% 4/20/53	50,043	47,816
5% 3/1/54 (e)	25,000	24,418
6.5% 3/1/54 (e)	75,000	76,025
6.5% 4/1/54 (e)	50,000	50,648
TOTAL GINNIE MAE		741,074
Uniform Mortgage Backed Securities - 16.3%
2% 3/1/54 (e)	100,000	78,605
2% 3/1/54 (e)	100,000	78,605
2% 3/1/54 (e)	150,000	117,908
2% 3/1/54 (e)	100,000	78,605
2% 3/1/54 (e)	75,000	58,954
2% 4/1/54 (e)	200,000	157,413
2% 4/1/54 (e)	50,000	39,353
2% 4/1/54 (e)	50,000	39,353
2% 4/1/54 (e)	100,000	78,707
2% 4/1/54 (e)	25,000	19,677
2.5% 3/1/54 (e)	50,000	41,078
2.5% 3/1/54 (e)	25,000	20,539
2.5% 3/1/54 (e)	50,000	41,078
2.5% 3/1/54 (e)	50,000	41,078
2.5% 3/1/54 (e)	25,000	20,539
2.5% 3/1/54 (e)	50,000	41,078
2.5% 3/1/54 (e)	25,000	20,539
2.5% 4/1/54 (e)	100,000	82,258
3% 3/1/54 (e)	150,000	128,332
3% 3/1/54 (e)	25,000	21,389
3% 3/1/54 (e)	50,000	42,777
3% 3/1/54 (e)	50,000	42,777
3% 3/1/54 (e)	50,000	42,777
3% 3/1/54 (e)	50,000	42,777
3% 3/1/54 (e)	25,000	21,389
3% 4/1/54 (e)	200,000	171,297
3.5% 3/1/54 (e)	50,000	44,479
4.5% 3/1/54 (e)	25,000	23,658
5.5% 3/1/54 (e)	75,000	74,197
6.5% 3/1/54 (e)	175,000	178,063
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,889,279
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,372,484)		3,325,610

Asset-Backed Securities - 8.8%
	Principal Amount (a)	Value ($)
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8178% 7/20/35 (b)(c)(d)	250,000	250,346
Cedar Funding Ltd. Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6756% 7/15/33 (b)(c)(d)	250,000	250,190
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6294% 4/20/34 (b)(c)(d)	100,000	99,934
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (b)	48,000	43,426
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6594% 4/20/33 (b)(c)(d)	320,000	320,379
Verizon Master Trust Series 2021-2 Class A, 0.99% 4/20/28	54,000	52,490
TOTAL ASSET-BACKED SECURITIES (Cost $1,011,522)		1,016,765

Commercial Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
BXHPP Trust floater Series 2021-FILM Class A, CME Term SOFR 1 Month Index + 0.760% 6.0825% 8/15/36 (b)(c)(d) (Cost $121,295)	125,000	120,226

Foreign Government and Government Agency Obligations - 0.2%
		Principal Amount (a)	Value ($)
German Federal Republic 4.75% 7/4/34 (Cost $22,336)	EUR	17,000	22,231

Common Stocks - 0.1%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Aptiv PLC (h)	12	954
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
New Fortress Energy, Inc.	57	2,004
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Centene Corp. (h)	24	1,882
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Regal Rexnord Corp.	9	1,543
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (h)	32	1,903
TOTAL COMMON STOCKS (Cost $7,726)		8,286

Bank Loan Obligations - 0.2%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobile Components - 0.0%
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8239% 12/17/28 (c)(d)(i)	1,992	1,540
Diversified Consumer Services - 0.0%
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.5934% 7/31/28 (c)(d)(i)(j)	5,000	5,003
Hotels, Restaurants & Leisure - 0.1%
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6098% 9/18/26 (c)(d)(i)	4,894	4,873
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 12/30/26 (c)(d)(i)	3,990	3,568
		8,441
TOTAL CONSUMER DISCRETIONARY		14,984
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% (c)(d)(f)(i)	2,985	877
Tranche DD, term loan CME Term SOFR 1 Month Index + 11.000% 16.3225% 10/2/24 (c)(i)	310	308
		1,185
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 2/7/31 (d)(i)(k)	5,000	5,013
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8064% 8/1/30 (c)(d)(i)	1,995	1,998
		7,011
Professional Services - 0.0%
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 4/29/29 (c)(d)(i)	3,000	2,625
TOTAL INDUSTRIALS		9,636
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1763% 12/10/29 (c)(d)(i)	2,000	1,920
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1783% 3/1/29 (c)(d)(i)	997	991
UKG, Inc. 2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6802% 5/3/27 (c)(d)(i)	655	661
		3,572
MATERIALS - 0.0%
Chemicals - 0.0%
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9757% 3/15/29 (c)(d)(i)	1,000	959
TOTAL BANK LOAN OBLIGATIONS (Cost $31,041)		30,336

Preferred Securities - 1.0%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Telefonica Europe BV 2.502% (Reg. S) (c)(l)	EUR	100,000	101,934
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.5966% (c)(d)(l)		8,000	7,935
FINANCIALS - 0.0%
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (c)(l)		5,000	4,298
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (c)		3,000	3,038
TOTAL PREFERRED SECURITIES (Cost $111,065)			117,205

Money Market Funds - 12.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (m) (Cost $1,421,631)	1,421,347	1,421,631

TOTAL INVESTMENT IN SECURITIES - 121.2% (Cost $14,609,371)	14,030,296
NET OTHER ASSETS (LIABILITIES) - (21.2)%	(2,456,725)
NET ASSETS - 100.0%	11,573,571

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/54	(50,000)	(40,689)
2% 3/1/54	(50,000)	(40,690)
2% 3/1/54	(75,000)	(61,035)
3% 3/1/54	(50,000)	(43,847)
6.5% 3/1/54	(50,000)	(50,684)

TOTAL GINNIE MAE		(236,945)

Uniform Mortgage Backed Securities
2% 3/1/54	(200,000)	(157,210)
2% 3/1/54	(50,000)	(39,303)
2% 3/1/54	(50,000)	(39,303)
2% 3/1/54	(100,000)	(78,605)
2% 3/1/54	(25,000)	(19,651)
2.5% 3/1/54	(100,000)	(82,156)
3% 3/1/54	(200,000)	(171,109)
5.5% 3/1/54	(25,000)	(24,732)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(612,069)

TOTAL TBA SALE COMMITMENTS (Proceeds $851,320)		(849,014)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Jun 2024	204,750	107	107
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	Jun 2024	213,813	396	396

TOTAL PURCHASED					503

Sold

Bond Index Contracts
Eurex Euro-Schatz Contracts (Germany)	1	Jun 2024	114,219	(12)	(12)

TOTAL FUTURES CONTRACTS					491
The notional amount of futures purchased as a percentage of Net Assets is 3.6%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	6,493	EUR	6,000	Bank of America, N.A.	3/04/24	8
EUR	9,000	USD	9,754	Bank of America, N.A.	4/12/24	(11)
EUR	2,000	USD	2,149	JPMorgan Chase Bank, N.A.	4/12/24	17
EUR	1,000	USD	1,085	Royal Bank of Canada	4/12/24	(3)
GBP	1,000	USD	1,262	JPMorgan Chase Bank, N.A.	4/12/24	1
USD	1,095	EUR	1,000	Canadian Imperial Bk. of Comm.	4/12/24	12
USD	450,149	EUR	410,000	Citibank, N. A.	4/12/24	6,288
USD	1,100	EUR	1,000	Royal Bank of Canada	4/12/24	18
USD	114,497	GBP	90,000	Bank of America, N.A.	4/12/24	862
USD	1,274	GBP	1,000	Royal Bank of Canada	4/12/24	11

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						7,203
Unrealized Appreciation						7,217
Unrealized Depreciation						(14)

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,343,560 or 20.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Non-income producing - Security is in default.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,418.
(h)	Non-income producing
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $513 and $513, respectively.
(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,117,825	2,429,583	2,125,777	39,338	-	-	1,421,631	0.0%
Total	1,117,825	2,429,583	2,125,777	39,338	-	-	1,421,631

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	954	954	-	-
Energy	2,004	2,004	-	-
Health Care	1,882	1,882	-	-
Industrials	1,543	1,543	-	-
Information Technology	1,903	1,903	-	-

Corporate Bonds	5,066,180	-	5,066,180	-

U.S. Government and Government Agency Obligations	2,901,826	-	2,901,826	-

U.S. Government Agency - Mortgage Securities	3,325,610	-	3,325,610	-

Asset-Backed Securities	1,016,765	-	1,016,765	-

Commercial Mortgage Securities	120,226	-	120,226	-

Foreign Government and Government Agency Obligations	22,231	-	22,231	-

Bank Loan Obligations	30,336	-	30,336	-

Preferred Securities	117,205	-	117,205	-

Money Market Funds	1,421,631	1,421,631	-	-
Total Investments in Securities:	14,030,296	1,429,917	12,600,379	-
Derivative Instruments: Assets
Futures Contracts	503	503	-	-
Forward Foreign Currency Contracts	7,217	-	7,217	-
Total Assets	7,720	503	7,217	-
Liabilities
Futures Contracts	(12)	(12)	-	-
Forward Foreign Currency Contracts	(14)	-	(14)	-
Total Liabilities	(26)	(12)	(14)	-
Total Derivative Instruments:	7,694	491	7,203	-
Other Financial Instruments:
TBA Sale Commitments	(849,014)	-	(849,014)	-
Total Other Financial Instruments:	(849,014)	-	(849,014)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	7,217	(14)
Total Foreign Exchange Risk	7,217	(14)
Interest Rate Risk
Futures Contracts (b)	503	(12)
Total Interest Rate Risk	503	(12)
Total Value of Derivatives	7,720	(26)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Sustainable Core Plus Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $13,187,740)	$12,608,665
Fidelity Central Funds (cost $1,421,631)	1,421,631

Total Investment in Securities (cost $14,609,371)		$14,030,296
Cash		31,624
Foreign currency held at value (cost $8,977)		8,965
Receivable for investments sold		33,289
Receivable for TBA sale commitments		851,320
Unrealized appreciation on forward foreign currency contracts		7,217
Interest receivable		80,506
Distributions receivable from Fidelity Central Funds		6,489
Total assets		15,049,706
Liabilities
Payable for investments purchased
Regular delivery	$31,962
Delayed delivery	2,548,044
TBA sale commitments, at value	849,014
Unrealized depreciation on forward foreign currency contracts	14
Distributions payable	43,500
Accrued management fee	3,482
Payable for daily variation margin on futures contracts	119
Total Liabilities		3,476,135
Commitments and contingent liabilities (see Commitments note)
Net Assets		$11,573,571
Net Assets consist of:
Paid in capital		$12,507,914
Total accumulated earnings (loss)		(934,343)
Net Assets		$11,573,571
Net Asset Value, offering price and redemption price per share ($11,573,571 ÷ 250,000 shares)		$46.29
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$1,835
Interest		240,147
Income from Fidelity Central Funds		39,338
Total Income		281,320
Expenses
Management fee	$20,581
Independent trustees' fees and expenses	19
Miscellaneous	108
Total expenses before reductions	20,708
Expense reductions	(608)
Total expenses after reductions		20,100
Net Investment income (loss)		261,220
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(46,796)
Forward foreign currency contracts	5,338
Foreign currency transactions	(60)
Futures contracts	(1,114)
Total net realized gain (loss)		(42,632)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	112,207
Forward foreign currency contracts	257
Assets and liabilities in foreign currencies	(23)
Futures contracts	(753)
TBA Sale commitments	6,980
Total change in net unrealized appreciation (depreciation)		118,668
Net gain (loss)		76,036
Net increase (decrease) in net assets resulting from operations		$337,256
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$261,220	$483,688
Net realized gain (loss)	(42,632)	(308,279)
Change in net unrealized appreciation (depreciation)	118,668	(191,321)
Net increase (decrease) in net assets resulting from operations	337,256	(15,912)
Distributions to shareholders	(257,250)	(529,500)

Share transactions
Proceeds from sales of shares	1,154,763	-
Cost of shares redeemed	(1,152,343)	-

Net increase (decrease) in net assets resulting from share transactions	2,420	-
Total increase (decrease) in net assets	82,426	(545,412)

Net Assets
Beginning of period	11,491,145	12,036,557
End of period	$11,573,571	$11,491,145

Other Information
Shares
Sold	25,000	-
Redeemed	(25,000)	-

Financial Highlights
Fidelity® Sustainable Core Plus Bond ETF

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$45.96	$48.15	$50.00
Income from Investment Operations
Net investment income (loss) B,C	1.045	1.935	.499
Net realized and unrealized gain (loss)	.314	(2.007)	(1.851)
Total from investment operations	1.359	(.072)	(1.352)
Distributions from net investment income	(1.029)	(2.089)	(.498)
Distributions from net realized gain	-	(.029)	-
Total distributions	(1.029)	(2.118)	(.498)
Net asset value, end of period	$46.29	$45.96	$48.15
Total Return D,E,F	3.00%	(.09)%	(2.72)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.36% I,J	.36%	.36% J
Expenses net of fee waivers, if any	.36% I,J	.36%	.36% J
Expenses net of all reductions	.35% I,J	.35%	.36% J
Net investment income (loss)	4.55% I,J	4.14%	2.77% J
Supplemental Data
Net assets, end of period (000 omitted)	$11,574	$11,491	$12,037
Portfolio turnover rate K	338% J	303%	11% L

AFor the period April 19, 2022 (commencement of operations) through August 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FBased on net asset value.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity® Sustainable Low Duration Bond ETF
Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Sustainable Low Duration Bond ETF
Schedule of Investments February 29, 2024 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 62.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.:
0.9% 3/25/24	35,000	34,898
5.539% 2/20/26	20,000	19,990
Verizon Communications, Inc. 0.75% 3/22/24	25,000	24,939
		79,827
Media - 1.1%
Warnermedia Holdings, Inc.:
3.428% 3/15/24	25,000	24,979
3.788% 3/15/25	16,000	15,685
		40,664
Wireless Telecommunication Services - 0.9%
T-Mobile U.S.A., Inc. 3.5% 4/15/25	32,000	31,283
TOTAL COMMUNICATION SERVICES		151,774
CONSUMER DISCRETIONARY - 5.5%
Automobiles - 4.2%
American Honda Finance Corp.:
0.55% 7/12/24	20,000	19,638
2.15% 9/10/24	26,000	25,558
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.949% 10/15/24 (b)(c)	25,000	25,018
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1126% 3/8/24 (b)(c)	20,000	20,001
3.95% 4/13/24	20,000	19,949
Hyundai Capital America:
2.65% 2/10/25 (d)	32,000	31,105
5.8% 6/26/25 (d)	15,000	15,056
		156,325
Specialty Retail - 1.3%
AutoZone, Inc. 3.625% 4/15/25	36,000	35,339
Lowe's Companies, Inc. 4% 4/15/25	16,000	15,771
		51,110
TOTAL CONSUMER DISCRETIONARY		207,435
ENERGY - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Canadian Natural Resources Ltd. 3.9% 2/1/25	16,000	15,739
Enbridge, Inc.:
2.5% 1/15/25	20,000	19,492
5.969% 3/8/26	16,000	15,996
Enterprise Products Operating LP 3.75% 2/15/25	16,000	15,738
EQT Corp. 6.125% 2/1/25	15,000	15,026
MPLX LP 4.875% 12/1/24	25,000	24,857
The Williams Companies, Inc. 4.55% 6/24/24	15,000	14,933
		121,781
FINANCIALS - 30.3%
Banks - 18.5%
Bank of America Corp.:
2.456% 10/22/25 (b)	30,000	29,370
3.366% 1/23/26 (b)	33,000	32,368
3.384% 4/2/26 (b)	20,000	19,522
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 5.7952% 1/10/25 (b)(c)	20,000	20,017
5.2% 12/12/24	5,000	4,984
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7004% 7/31/24 (b)(c)	50,000	50,042
5.25% 12/6/24	15,000	14,965
Canadian Imperial Bank of Commerce:
1% 10/18/24	20,000	19,450
2.25% 1/28/25	33,000	32,090
3.1% 4/2/24	20,000	19,957
Citigroup, Inc.:
0.981% 5/1/25 (b)	15,000	14,869
3.106% 4/8/26 (b)	33,000	32,119
4.14% 5/24/25 (b)	32,000	31,853
JPMorgan Chase & Co.:
2.083% 4/22/26 (b)	16,000	15,394
2.301% 10/15/25 (b)	30,000	29,397
PNC Financial Services Group, Inc. 5.812% 6/12/26 (b)	15,000	15,022
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.6719% 10/7/24 (b)(c)	20,000	20,010
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 5.6832% 7/29/24 (b)(c)	20,000	20,013
5.66% 10/25/24	20,000	20,007
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.7128% 3/4/24 (b)(c)	20,000	20,000
1.45% 1/10/25	33,000	31,938
2.35% 3/8/24	25,000	24,990
4.285% 9/13/24	20,000	19,861
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7522% 6/9/25 (b)(c)	25,000	24,932
2.5% 8/1/24	16,000	15,777
4% 5/1/25	32,000	31,426
U.S. Bancorp 2.4% 7/30/24	26,000	25,656
Wells Fargo & Co.:
2.164% 2/11/26 (b)	27,000	26,115
3.908% 4/25/26 (b)	32,000	31,377
		693,521
Capital Markets - 5.4%
Athene Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0106% 5/24/24 (b)(c)(d)	20,000	20,015
Bank of New York Mellon Corp. 2.1% 10/24/24	20,000	19,565
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 6.7399% 3/15/24 (b)(c)	25,000	25,009
0.855% 2/12/26 (b)	16,000	15,270
3.5% 1/23/25	20,000	19,655
Moody's Corp. 3.75% 3/24/25	16,000	15,729
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8338% 1/22/25 (b)(c)	25,000	25,022
0.985% 12/10/26 (b)	16,000	14,762
3.62% 4/17/25 (b)	15,000	14,955
NASDAQ, Inc. 5.65% 6/28/25	2,000	2,007
State Street Corp.:
2.901% 3/30/26 (b)	15,000	14,601
4.857% 1/26/26 (b)	15,000	14,911
		201,501
Consumer Finance - 3.4%
Ally Financial, Inc. 3.875% 5/21/24	25,000	24,887
American Express Co.:
2.25% 3/4/25	10,000	9,684
3% 10/30/24	26,000	25,573
6.338% 10/30/26 (b)	16,000	16,243
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.6652% 5/9/25 (b)(c)	15,000	15,018
4.166% 5/9/25 (b)	20,000	19,921
Toyota Motor Credit Corp. 0.5% 6/18/24	17,000	16,754
		128,080
Financial Services - 1.1%
Corebridge Financial, Inc. 3.5% 4/4/25	26,000	25,394
The Western Union Co. 2.85% 1/10/25	16,000	15,610
		41,004
Insurance - 1.9%
Equitable Financial Life Global Funding 1.1% 11/12/24 (d)	33,000	31,928
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	25,000	24,986
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)	15,000	14,830
		71,744
TOTAL FINANCIALS		1,135,850
HEALTH CARE - 8.7%
Biotechnology - 1.6%
AbbVie, Inc.:
3.8% 3/15/25	20,000	19,693
3.85% 6/15/24	25,000	24,854
Amgen, Inc. 5.25% 3/2/25	15,000	14,963
		59,510
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp.:
1.9% 6/1/25	17,000	16,300
3.45% 3/1/24	25,000	25,000
		41,300
Health Care Providers & Services - 3.8%
Cigna Group:
0.613% 3/15/24	35,000	34,944
1.25% 3/15/26	16,000	14,781
CVS Health Corp.:
2.625% 8/15/24	26,000	25,653
4.1% 3/25/25	16,000	15,796
HCA Holdings, Inc.:
5.25% 4/15/25	16,000	15,925
5.25% 6/15/26	11,000	10,933
Humana, Inc. 3.85% 10/1/24	25,000	24,731
		142,763
Pharmaceuticals - 2.2%
AstraZeneca Finance LLC 0.7% 5/28/24	35,000	34,602
Bayer U.S. Finance II LLC 3.375% 7/15/24 (d)	35,000	34,643
Bristol-Myers Squibb Co. 2.9% 7/26/24	15,000	14,842
		84,087
TOTAL HEALTH CARE		327,660
INDUSTRIALS - 1.8%
Building Products - 0.3%
Carrier Global Corp. 5.8% 11/30/25	11,000	11,078
Machinery - 1.1%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.6206% 9/13/24 (b)(c)	25,000	25,014
Otis Worldwide Corp. 2.056% 4/5/25	17,000	16,382
		41,396
Trading Companies & Distributors - 0.4%
Air Lease Corp. 2.875% 1/15/26	16,000	15,258
TOTAL INDUSTRIALS		67,732
INFORMATION TECHNOLOGY - 3.8%
Electronic Equipment, Instruments & Components - 0.9%
Dell International LLC/EMC Corp. 4% 7/15/24	35,000	34,764
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.5932% 10/1/24 (b)(c)	20,000	19,999
NXP BV/NXP Funding LLC 5.35% 3/1/26	15,000	14,975
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25	33,000	31,896
		66,870
Software - 1.1%
Oracle Corp. 2.95% 11/15/24	16,000	15,699
Roper Technologies, Inc. 2.35% 9/15/24	25,000	24,551
		40,250
TOTAL INFORMATION TECHNOLOGY		141,884
MATERIALS - 1.0%
Chemicals - 1.0%
Celanese U.S. Holdings LLC:
5.9% 7/5/24	16,000	15,985
6.05% 3/15/25	11,000	11,027
Nutrien Ltd. 3% 4/1/25	12,000	11,670
		38,682
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp. 4% 6/1/25	11,000	10,788
UTILITIES - 3.4%
Electric Utilities - 2.5%
Duke Energy Corp. 3.75% 4/15/24	25,000	24,936
Eversource Energy 4.2% 6/27/24	16,000	15,923
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.6456% 6/28/24 (b)(c)	20,000	19,995
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.1732% 4/1/24 (b)(c)	25,000	25,013
Tampa Electric Co. 3.875% 7/12/24	7,000	6,954
		92,821
Multi-Utilities - 0.9%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.963% 5/13/24 (b)(c)	20,000	20,003
Sempra 3.3% 4/1/25	16,000	15,621
		35,624
TOTAL UTILITIES		128,445
TOTAL NONCONVERTIBLE BONDS (Cost $2,326,373)		2,332,031

U.S. Treasury Obligations - 25.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.77% to 5.11% 6/13/24 to 11/29/24	793,100	769,789
U.S. Treasury Notes 3% 6/30/24	200,000	198,445
TOTAL U.S. TREASURY OBLIGATIONS (Cost $969,464)		968,234

Asset-Backed Securities - 10.0%
	Principal Amount (a)	Value ($)
BMW Vechicle Lease Trust Series 2023-1 Class A2, 5.27% 2/25/25	2,852	2,851
BMW Vehicle Lease Trust Series 2023-2 Class A2, 5.95% 8/25/25	18,889	18,911
BMW Vehicle Owner Trust Series 2023-A Class A2A, 5.72% 4/27/26	23,251	23,271
Capital One Prime Auto Receiva Series 2023-2 Class A2A, 5.91% 10/15/26	25,000	25,074
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	5,913	5,905
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	2,049	2,019
Series 2022-3 Class A2A, 3.81% 9/15/25	1,582	1,579
Series 2023 2 Class A2A, 5.5% 6/15/26	7,516	7,512
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A2A, 6.08% 12/15/26	14,000	14,074
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/26 (d)	10,000	10,002
Dllaa 2023-1A Series 2023-1A Class A2, 5.93% 7/20/26 (d)	1,973	1,978
DLLAD Series 2023-1A Class A2, 5.19% 4/20/26 (d)	8,081	8,059
Ford Credit Auto Owner Trust:
Series 2022-C Class A2A, 4.52% 4/15/25	1,077	1,076
Series 2023-B Class A2A, 5.57% 6/15/26	9,270	9,273
Ford Credit Floorplan Master Owner Trust Series 2019-4 Class A, 2.44% 9/15/26	25,000	24,595
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	2,253	2,252
GM Financial Automobile Leasing Trust Series 2023-A Class A2A, 5.27% 6/20/25	5,647	5,643
GM Financial Consumer Automobile Series 2024-1 Class ASB, 5.12% 2/16/27	8,000	7,984
Gm Financial Consumer Automobile Re Series 2023-1 Class A2A, 5.19% 3/16/26	3,452	3,448
GM Financial Consumer Automobile Receivables Trust:
Series 2022-3 Class A2A, 3.5% 9/16/25	4,218	4,208
Series 2022-4 Class A2A, 4.6% 11/17/25	3,119	3,113
Gm Financial Leasing Trust 202 Series 2023-3 Class A2A, 5.58% 1/20/26	18,581	18,582
Hyundai Auto Receivables Trust:
Series 2022-B Class A2A, 3.64% 5/15/25	1,652	1,649
Series 2022-C, Class A2A, 5.35% 11/17/25	6,819	6,816
Mercedes-Benz Auto Receivables:
Series 2023-1 Class A2, 5.09% 1/15/26	3,167	3,164
Series 2023-2 Class A2, 5.92% 11/16/26	12,000	12,049
Nissan Auto Receivables 2023-B Series 2023-B Class A2A, 5.95% 5/15/26	20,000	20,081
Tesla Auto Lease Trust 2023-B Series 2023-B Class A2, 6.02% 9/22/25 (d)	5,000	5,011
Tesla Auto Lease Trust 23-A Series 2023-A Class A2, 5.86% 8/20/25 (d)	9,782	9,799
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A2A, 5.54% 12/21/26 (d)	20,000	20,015
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	9,239	9,231
Toyota Auto Receivables 2023-C Series 2023-C Class A2A, 5.6% 8/17/26	16,716	16,717
Toyota Auto Receivables 2023-D Series 2023-D Class A2A, 5.8% 11/16/26	11,000	11,035
Toyota Auto Receivables Owner Trust Series 2023-A Class A2, 5.05% 1/15/26	6,769	6,759
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/26 (d)	15,000	14,996
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/26 (d)	11,000	11,015
World Omni Auto Receivables Trust:
Series 2022-B, Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.8947% 10/15/25 (b)(c)	1,261	1,261
Series 2023-C Class A2A, 5.57% 12/15/26	14,000	14,000
Series 2023-D Class A2A, 5.91% 2/16/27	8,000	8,038
TOTAL ASSET-BACKED SECURITIES (Cost $372,374)		373,045

Commercial Mortgage Securities - 0.9%
	Principal Amount (a)	Value ($)
BX Trust floater sequential payer Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 1/15/34 (b)(c)(d) (Cost $34,212)	34,482	34,223

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $17,520)	17,517	17,520

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $3,719,943)	3,725,053
NET OTHER ASSETS (LIABILITIES) - 0.6%	22,992
NET ASSETS - 100.0%	3,748,045

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $262,675 or 7.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	19,547	785,963	787,990	2,022	-	-	17,520	0.0%
Total	19,547	785,963	787,990	2,022	-	-	17,520

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	2,332,031	-	2,332,031	-

U.S. Government and Government Agency Obligations	968,234	-	968,234	-

Asset-Backed Securities	373,045	-	373,045	-

Commercial Mortgage Securities	34,223	-	34,223	-

Money Market Funds	17,520	17,520	-	-
Total Investments in Securities:	3,725,053	17,520	3,707,533	-
Fidelity® Sustainable Low Duration Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,702,423)	$3,707,533
Fidelity Central Funds (cost $17,520)	17,520

Total Investment in Securities (cost $3,719,943)		$3,725,053
Cash		48,128
Receivable for investments sold		1,749
Interest receivable		23,557
Distributions receivable from Fidelity Central Funds		238
Total assets		3,798,725
Liabilities
Payable for investments purchased	$34,295
Distributions payable	15,750
Accrued management fee	635
Total Liabilities		50,680
Net Assets		$3,748,045
Net Assets consist of:
Paid in capital		$3,744,846
Total accumulated earnings (loss)		3,199
Net Assets		$3,748,045
Net Asset Value, offering price and redemption price per share ($3,748,045 ÷ 75,000 shares)		$49.97
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$133,877
Income from Fidelity Central Funds		2,022
Total Income		135,899
Expenses
Management fee	$5,153
Independent trustees' fees and expenses	9
Proxy	1,404
Total expenses before reductions	6,566
Expense reductions	(1,642)
Total expenses after reductions		4,924
Net Investment income (loss)		130,975
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	573
Redemptions in-kind	2,042
Total net realized gain (loss)		2,615
Change in net unrealized appreciation (depreciation) on investment securities		10,446
Net gain (loss)		13,061
Net increase (decrease) in net assets resulting from operations		$144,036
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$130,975	$207,807
Net realized gain (loss)	2,615	(6,692)
Change in net unrealized appreciation (depreciation)	10,446	14,962
Net increase (decrease) in net assets resulting from operations	144,036	216,077
Distributions to shareholders	(134,450)	(202,625)

Share transactions
Proceeds from sales of shares	-	3,746,758
Cost of shares redeemed	(2,507,564)	(2,495,186)

Net increase (decrease) in net assets resulting from share transactions	(2,507,564)	1,251,572
Total increase (decrease) in net assets	(2,497,978)	1,265,024

Net Assets
Beginning of period	6,246,023	4,980,999
End of period	$3,748,045	$6,246,023

Other Information
Shares
Sold	-	75,000
Redeemed	(50,000)	(50,000)
Net increase (decrease)	(50,000)	25,000

Financial Highlights
Fidelity® Sustainable Low Duration Bond ETF

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$49.97	$49.81	$50.00
Income from Investment Operations
Net investment income (loss) B,C	1.274	2.012	.278
Net realized and unrealized gain (loss)	.122	.080	(.197)
Total from investment operations	1.396	2.092	.081
Distributions from net investment income	(1.396)	(1.932)	(.271)
Total distributions	(1.396)	(1.932)	(.271)
Net asset value, end of period	$49.97	$49.97	$49.81
Total Return D,E,F	2.84%	4.27%	.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.23% I,J	.26%	.30% J
Expenses net of fee waivers, if any	.20% I,J	.26%	.30% J
Expenses net of all reductions	.19% I,J	.25%	.30% J
Net investment income (loss)	5.09% I,J	4.03%	1.52% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,748	$6,246	$4,981
Portfolio turnover rate K	34% J,L	40%	4% M

AFor the period April 19, 2022 (commencement of operations) through August 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FBased on net asset value.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

MAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Sustainable Core Plus Bond ETF and Fidelity Sustainable Low Duration Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca). Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards, prior premium and discount on debt securities, equity-debt classifications, foreign currency transactions, futures transactions, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Sustainable Core Plus Bond ETF.	$14,607,875	$67,857	$(635,435)	$(567,578)
Fidelity Sustainable Low Duration Bond ETF	3,720,126	7,394	(2,467)	4,927

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Sustainable Core Plus Bond ETF.	$(239,674)	$(57,445)	$(297,119)
Fidelity Sustainable Low Duration Bond ETF	(6,930)	-	(6,930)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
Fidelity Sustainable Core Plus Bond ETF	Level 3 Financing, Inc. 1LN note 11% 11/15/29	$1,200	$-
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Sustainable Core Plus Bond ETF
Foreign Exchange Risk
Forward Foreign Currency Contracts	5,338	257
Total Foreign Exchange Risk	5,338	257
Interest Rate Risk
Futures Contracts	(1,114)	(753)
Total Interest Rate Risk	(1,114)	(753)
Totals	4,224	(496)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Core Plus Bond ETF	13,611,877	13,246,576
Fidelity Sustainable Low Duration Bond ETF	550,444	579,935

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Sustainable Low Duration Bond ETF	-	2,164,898
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Sustainable Core Plus Bond ETF	.36%
Fidelity Sustainable Low Duration Bond ETF	.20%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse certain Funds to the extent proxy and shareholder meeting expenses exceeded .003% of average net assets. This reimbursement will remain in place through December 31, 2024. During the period this reimbursement reduced each applicable Fund's expenses as follows:

Reimbursement
Fidelity Sustainable Low Duration Bond ETF	$1,326

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Sustainable Core Plus Bond ETF	$608
Fidelity Sustainable Low Duration Bond ETF	316
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® Sustainable Core Plus Bond ETF	.36%
Actual		$ 1,000	$ 1,030.00	$ 1.82
Hypothetical-B		$ 1,000	$ 1,023.07	$ 1.81

Fidelity® Sustainable Low Duration Bond ETF	.20%
Actual		$ 1,000	$ 1,028.40	$ 1.01
Hypothetical-B		$ 1,000	$ 1,023.87	$ 1.01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Low Duration ETF

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally State Street Bank and Trust Company, each fund's transfer agent and custodian, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods measured against an appropriate securities market index (benchmark index). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered the fund's all-inclusive (subject to certain limited exceptions) fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below or equal to the competitive median of the mapped group for 2022. The information provided to the Board indicated that the management fee rate for Fidelity Sustainable Low Duration ETF ranked below the competitive median of the asset size peer group for 2022 and the management fee of Fidelity Sustainable Core Plus Bond ETF ranked above the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.

The Board considered that each fund is priced similarly to a corresponding retail mutual fund, taking into account the lower transfer agency costs associated with ETFs. The Board considered that, although total expenses for these ETFs may rank above median in certain cases, Fidelity believes the fees that the ETFs are charged are reasonable for the overall value of the nature and quality of all the services shareholders receive.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Low Duration ETF

At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for each fund, including each fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of each fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not each fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the funds under the management contracts with FMR will remain unchanged.
The Board considered that the approval of each fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of each fund's assets or the day-to-day management of each fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of each fund, and, in particular, there would be no change in the nature and level of services provided to each fund by FMR and its affiliates.
In connection with its consideration of future renewals of each fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each fund's management fee structure is fair and reasonable, and that the funds' Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	3,379,811,029.83	98.18
Withheld	62,689,925.48	1.82
TOTAL	3,442,500,955.31	100.00
Jennifer Toolin McAuliffe
Affirmative	3,381,722,257.21	98.23
Withheld	60,778,698.10	1.77
TOTAL	3,442,500,955.31	100.00
Christine J. Thompson
Affirmative	3,382,823,976.33	98.27
Withheld	59,676,978.98	1.73
TOTAL	3,442,500,955.31	100.00
Elizabeth S. Acton
Affirmative	3,364,610,007.82	97.74
Withheld	77,890,947.49	2.26
TOTAL	3,442,500,955.31	100.00
Laura M. Bishop
Affirmative	3,383,577,873.72	98.29
Withheld	58,923,081.59	1.71
TOTAL	3,442,500,955.31	100.00
Ann E. Dunwoody
Affirmative	3,381,468,375.28	98.23
Withheld	61,032,580.03	1.77
TOTAL	3,442,500,955.31	100.00
John Engler
Affirmative	3,381,530,803.91	98.23
Withheld	60,970,151.40	1.77
TOTAL	3,442,500,955.31	100.00
Robert F. Gartland
Affirmative	3,354,607,739.04	97.45
Withheld	87,893,216.27	2.55
TOTAL	3,442,500,955.31	100.00
Robert W. Helm
Affirmative	3,384,017,786.52	98.30
Withheld	58,483,168.79	1.70
TOTAL	3,442,500,955.31	100.00
Arthur E. Johnson
Affirmative	3,373,113,641.17	97.98
Withheld	69,387,314.14	2.02
TOTAL	3,442,500,955.31	100.00
Michael E. Kenneally
Affirmative	2,929,402,647.40	85.10
Withheld	513,098,307.91	14.90
TOTAL	3,442,500,955.31	100.00
Mark A. Murray
Affirmative	3,383,790,962.34	98.29
Withheld	58,709,992.97	1.71
TOTAL	3,442,500,955.31	100.00
Carol J. Zierhoffer
Affirmative	3,385,082,303.87	98.33
Withheld	57,418,651.44	1.67
TOTAL	3,442,500,955.31	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9904944.101
CPB-SANN-0424

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Merrimack Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Merrimack Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2024